             As filed with the Securities and Exchange Commission

                              on January 5, 2001

                            Securities Act File No.

________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /   x   /
                                                                -------

  Pre-Effective Amendment No.  /___/        Post-Effective Amendment No. /___/


                            SCUDDER MUNICIPAL TRUST
              (Exact Name of Registrant as Specified in Charter)

                Two International Place, Boston, MA 02110-4103
              (Address of Principal Executive Offices) (Zip Code)

                                 John Millette
                       Scudder Kemper Investments, Inc.
                            Two International Place
                             Boston, MA 02110-4103
                    (Name and Address of Agent for Service)

                                (617) 295-1000
                 (Registrant's Area Code and Telephone Number)

                                with copies to:

          Caroline Pearson, Esq.              Joseph R. Fleming, Esq.
          Scudder Kemper Investments, Inc.    Dechert
          Two International Place             Ten Post Office Square - South
          Boston, MA 02110-4103               Boston, MA  02109-4603

                 Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement is declared effective.

                     Title of Securities Being Registered:
                Shares of Beneficial Interest ($.01 par value)
        of Scudder Managed Municipal Bonds, a series of the Registrant

________________________________________________________________________________

   It is proposed that this filing will become effective on February 4, 2001 pursuant to Rule 488 under the Securities Act of 1933.

________________________________________________________________________________

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                    PART A

            INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                          KEMPER MUNICIPAL BOND FUND

     Please take notice that a Special Meeting of Shareholders (the "Meeting") of Kemper Municipal Bond Fund (the "Fund"), a series of Kemper National Tax-Free Income Series (the "Trust"), will be held at the offices of Scudder Kemper Investments, Inc., 13th Floor, Two International Place, Boston, MA 02110-4103, on May 24, 2001, at 4:00 p.m., Eastern time, for the following purposes:

     Proposal 1:  To elect Trustees of the Trust.

     Proposal 2:  To approve an Agreement and Plan of Reorganization for the
                  Fund (the "Plan"). Under the Plan, (i) all or substantially all of the assets and all of the liabilities of the Fund would be transferred to Scudder Managed Municipal Bonds, (ii) each shareholder of the Fund would receive shares of Scudder Managed Municipal Bonds of a corresponding class to those held by the shareholder in the Fund in an amount equal to the value of their holdings in the Fund, and (iii) the Fund would then be terminated.

     Proposal 3:  To ratify the selection of Ernst & Young LLP as the independent auditors for the Fund for the Fund's current fiscal year.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournments or postponements thereof.

     Holders of record of shares of the Fund at the close of business on March 5, 2001 are entitled to vote at the Meeting and at any adjournments or postponements thereof.

     In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Trust's (for a Trust-wide vote) or the Fund's (for a Fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote FOR any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote AGAINST any such adjournment those proxies to be voted against that Proposal.

                                 By Order of the Board,

                                 /s/ Philip J. Collora

                                 Philip J. Collora
                                 Secretary
March 6, 2001

IMPORTANT -- WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE WHICH REQUIRES NO POSTAGE (OR TO TAKE ADVANTAGE OF THE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES DESCRIBED ON THE PROXY CARD(S)). YOUR PROMPT RETURN OF THE ENCLOSED PROXY CARD(S) (OR YOUR VOTING BY OTHER AVAILABLE MEANS) MAY SAVE THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS. IF YOU WISH TO ATTEND THE MEETING AND VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL STILL BE ABLE TO DO SO.

                               TABLE OF CONTENTS

INTRODUCTION.................................................................................................   __

PROPOSAL 1:  ELECTION OF TRUSTEES............................................................................   __

PROPOSAL 2:  APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION................................................   __

             SYNOPSIS........................................................................................   __

             PRINCIPAL RISK FACTORS..........................................................................   __

             THE PROPOSED TRANSACTION........................................................................   __

PROPOSAL 3:  RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT AUDITORS..............................   __

ADDITIONAL INFORMATION.......................................................................................   __

                          PROXY STATEMENT/PROSPECTUS
                                March [ ], 2001
                 Relating to the acquisition of the assets of
                          KEMPER MUNICIPAL BOND FUND,
                             a separate series of
         KEMPER NATIONAL TAX-FREE INCOME SERIES (the "Acquired Trust")
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                                  (800) [   ]
                          --------------------------

            by and in exchange for shares of beneficial interest of
                       SCUDDER MANAGED MUNICIPAL BONDS,
                             a separate series of
                SCUDDER MUNICIPAL TRUST (the "Acquiring Trust")
                            Two International Place
                       Boston, Massachusetts 02110-4103
                                  (800) [   ]

                          --------------------------

                                 INTRODUCTION

          This Proxy Statement/Prospectus is being furnished to shareholders of Kemper Municipal Bond Fund (the "Fund") in connection with three proposals. Proposal 1 describes the election of Trustees and Proposal 3 proposes the ratification of the selection of the Fund's auditors.

          In Proposal 2, shareholders are asked to vote on an Agreement and Plan of Reorganization (the "Plan") pursuant to which all or substantially all of the assets of the Fund would be acquired by Scudder Managed Municipal Bonds, a fund with similar investment characteristics and managed by the same investment manager as the Fund, in exchange for shares of beneficial interest of Scudder Managed Municipal Bonds and the assumption by Scudder Managed Municipal Bonds of all of the liabilities of the Fund, as described more fully below (the "Reorganization"). Shares of Scudder Managed Municipal Bonds received would then be distributed to the shareholders of the Fund in complete liquidation of the Fund. As a result of the Reorganization, shareholders of the Fund will become shareholders of Scudder Managed Municipal Bonds and will receive shares of Scudder Managed Municipal Bonds in an amount equal to the value of their holdings in the Fund as of the close of business on the business day preceding the closing of the Reorganization (the "Valuation Date"). The closing of the Reorganization (the "Closing") is contingent upon shareholder approval of the Plan. A copy of the Plan is attached as Exhibit A. The Reorganization is expected to occur on or about June 11, 2001.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          Proposals 1 and 2 arise out of a restructuring program proposed by Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Investment Manager"), the investment manager of both the Fund and Scudder Managed Municipal Bonds, described in more detail below. The restructuring program is designed to respond to changing industry conditions and investor needs. Scudder Kemper seeks to consolidate its fund line-up and offer all of the open-end funds it advises under the "Scudder" name. In addition, Scudder Kemper anticipates changing its name to "Zurich Scudder Investments, Inc." Scudder Kemper believes that the combination of its open-end, directly-distributed funds (the "Scudder Funds") with the funds in the Kemper Family of Funds (the "Kemper Funds") will permit it to streamline its administrative infrastructure and focus its distribution efforts. The restructuring program will not result in any reduction in the services currently offered to Kemper Funds shareholders.

          In the descriptions of the Proposals below, the word "fund" is sometimes used to mean an investment company or series thereof in general, and not the Fund whose proxy statement this is. In addition, for simplicity, actions are described in this Proxy Statement/Prospectus as being taken by either the Fund or Scudder Managed Municipal Bonds (which are collectively referred to as the "Funds" and each referred to as a "Fund"), although all actions are actually taken by the Acquired Trust or by the Acquiring Trust (together with the Acquired Trust, the "Trusts"), on behalf of the applicable Fund.

          This Proxy Statement/Prospectus sets forth concisely the information about Scudder Managed Municipal Bonds that a prospective investor should know before investing and should be retained for future reference. For a more detailed discussion of the investment objective, policies, restrictions and risks of Scudder Managed Municipal Bonds, see Scudder Managed Municipal Bonds' prospectus dated December 29, 2000, as supplemented from time to time, which is included in the materials you received with this document and incorporated herein by reference (meaning that it is legally part of this document). For a more detailed discussion of the investment objective, policies, restrictions and risks of the Fund, see the Fund's prospectus dated January 1, 2001, as supplemented from time to time, which is also incorporated herein by reference and a copy of which may be obtained upon request and without charge by calling or writing the Fund at the telephone number or address listed above.

          Also incorporated herein by reference is Scudder Managed Municipal Bonds' statement of additional information dated December 29, 2000, as supplemented from time to time, which may be obtained upon request and without charge by calling or writing Scudder Managed Municipal Bonds at the telephone number or address listed above. A Statement of Additional Information, dated March [ ], 2001, containing additional information about the Reorganization has been filed with the Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated by reference into this Proxy Statement/Prospectus. A copy of this Statement of Additional Information is available upon request and without charge by calling or writing Scudder Managed Municipal Bonds at the telephone number or address listed above. Shareholder inquiries regarding Scudder Managed Municipal Bonds may be made by calling (800)
[            ] and shareholder inquiries regarding the Fund may be made by
calling (800) [          ].  The information contained in this document
concerning each Fund has been provided by, and is included herein in reliance upon, that Fund.

          Scudder Managed Municipal Bonds and the Fund are diversified series of shares of beneficial interest of the Acquiring Trust and the Acquired Trust, respectively, which are open-end management investment companies organized as Massachusetts business trusts.

          The Board of Trustees that oversees the Fund is soliciting proxies from shareholders of the Fund for the Special Meeting of Shareholders to be held on May 24, 2001, at Scudder Kemper's offices, 13th Floor, Two International Place, Boston, MA 02110-4103 at 4:00 p.m. (Eastern time), and at any and all adjournments or postponements thereof (the "Meeting"). This Proxy Statement/Prospectus, the Notice of Special Meeting and the proxy card(s) are first being mailed to shareholders on or about [Date], 2001 or as soon as practicable thereafter.

          The Board of Trustees unanimously recommends that shareholders vote FOR the nominees listed in Proposal 1, and FOR Proposals 2 and 3.

                       PROPOSAL 1:  ELECTION OF TRUSTEES

          At the Meeting, shareholders will be asked to elect eleven individuals to constitute the Board of Trustees of the Acquired Trust. Shareholders are being asked to elect these individuals to the Board of Trustees in case the Plan, as described under Proposal 2, is not approved by shareholders. However, if the Plan is approved, the current Board of Trustees of the Acquiring Trust will oversee the operations of the combined fund (see "Synopsis - Other Differences Between the Funds" under Proposal 2).

          As discussed further below, Scudder Kemper commenced an initiative to restructure and streamline the management and operations of the funds it advises. In connection with that initiative, the Independent Trustees (as defined below) of the two separate boards of Kemper Funds proposed to consolidate into a single board. The eleven individuals who have been nominated for election as Trustees of the Acquired Trust were nominated after careful consideration by the present Board of Trustees. The nominees are listed below. Seven of the nominees are currently Trustees of the Acquired Trust and three of the nominees are currently trustees or directors of other Kemper Funds. One of the nominees, although not currently a trustee or director of any Kemper Fund, is a senior executive officer of Scudder Kemper. These eleven nominees are being nominated for election as trustees or directors of most of the other Kemper Funds. The proposed slate of nominees reflects the effort to consolidate the two separate boards who have historically supervised different Kemper Funds. The proposed consolidation is expected to provide administrative efficiencies to both the Funds and Scudder Kemper.

          The persons named as proxies on the enclosed proxy card(s) will vote for the election of the nominees named below unless authority to vote for any or all of the nominees is withheld in the proxy. Each Trustee so elected will serve as a Trustee commencing on July 1, 2001 and until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Acquired Trust. Each of the nominees has indicated that he or she is willing to serve as a Trustee. If any or all of the nominees should become unavailable for election due to events not now known or anticipated, the persons named as proxies will vote for such other nominee or nominees as the current Trustees may recommend. The following tables present information about the nominees and the Trustees not standing for re-election. Each nominee's or Trustee's date of birth is in parentheses after his or her name. Unless otherwise noted, (i) each of the nominees and Trustees has engaged in the principal occupation(s) noted in the following tables for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each nominee is c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606.

Nominees for Election as Trustees:

------------------------------------------------------------------------------
                                                                 Year First
                                                               Became a Board
Name (Date of Birth), Principal Occupation and Affiliations        Member
------------------------------------------------------------------------------

John W. Ballantine (2/16/46),/(1)/ Retired; formerly, First    1999
Chicago NBD Corporation/The First National Bank of
Chicago: 1996-1998 Executive Vice President and Chief Risk
Management Officer; 1995-1996 Executive Vice President and
Head of International Banking; Director, First One Brook
Bancshares, Inc., Oak Brook Bank and Tokheim Corporation.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                 Year First
                                                               Became a Board
Name (Date of Birth), Principal Occupation and Affiliations        Member
------------------------------------------------------------------------------

Lewis A. Burnham (1/8/33),/(1)/ Retired; formerly, Partner,    1977
Business Resources Group; formerly, Executive Vice
President, Anchor Glass Container Corporation.
------------------------------------------------------------------------------

Linda C. Coughlin (1/1/52),*/(2)/ Managing Director, Scudder   2000
Kemper.
------------------------------------------------------------------------------

Donald L. Dunaway (3/8/37),/(1)/ Retired; formerly, Executive  1980
Vice President, A.O. Smith Corporation (diversified
manufacturer).
------------------------------------------------------------------------------

James R. Edgar (7/22/46),/(3)/ Distinguished Fellow,           Nominee
University of Illinois Institute of Government and Public
Affairs; Director, Kemper Insurance Companies (not
affiliated with the Kemper Funds); formerly, Governor,
State of Illinois.
------------------------------------------------------------------------------

William F. Glavin (8/30/58),* Managing Director, Scudder       Nominee
Kemper.
------------------------------------------------------------------------------

Robert B. Hoffman (12/11/36),/(1)/ Retired; formerly,
Chairman, Harnischfeger Industries, Inc. (machinery for
the mining and paper industries); formerly, Vice Chairman
and Chief Financial Officer, Monsanto Company
(agricultural, pharmaceutical and nutritional/food
products); formerly, Vice President, Head of International
Operations, FMC Corporation (manufacturer of machinery and     1981
chemicals); Director, Harnischfeger Industries, Inc.
------------------------------------------------------------------------------

Shirley D. Peterson (9/3/41),/(1)/ Retired; formerly,
President, Hood College; formerly, Partner, Steptoe &
Johnson (attorneys); prior thereto, Commissioner, Internal     1995
Revenue Service; prior thereto, Assistant Attorney General
(Tax), U.S. Department of Justice; Director, Bethlehem
Steel Corp.
------------------------------------------------------------------------------

Fred B. Renwick (2/1/30),/(3)/ Professor of Finance, New York
University, Stern School of Business; Director, the
Wartburg Foundation; Chairman, Investment Committee of
Morehouse College Board of Trustees; Director, American
Bible Society Investment Committee; previously member of
the Investment Committee of Atlanta University Board of
Trustees; formerly Director of Board of Pensions               Nominee
Evangelical Lutheran Church in America.
------------------------------------------------------------------------------

William P. Sommers (7/22/33),/(1)/ Consultant and Director,
SRI Consulting; prior thereto, President and Chief
Executive Officer, SRI International (research and
development); prior thereto, Executive Vice President,
Iameter (medical information and
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                 Year First
                                                               Became a Board
Name (Date of Birth), Principal Occupation and Affiliations        Member
------------------------------------------------------------------------------
educational service provider); prior thereto, Senior Vice      1979
President and Director, Booz, Allen & Hamilton Inc.
(management consulting firm); Director, PSI Inc.,
Evergreen Solar, Inc. and Litton Industries.
------------------------------------------------------------------------------

John G. Weithers (8/8/33),/(3)/ Formerly, Chairman of the      Nominee
Board and Chief Executive Officer, Chicago Stock Exchange;
Director, Federal Life Insurance Company; President of the
Members of the Corporation and Trustee, DePaul University.
------------------------------------------------------------------------------

* Interested person of the Acquired Trust, as defined in the Investment Company Act of 1940, as amended.
/(1)/ Messrs. Ballantine, Burnham, Dunaway, Hoffman, Sommers and Ms. Peterson serve as board members of 26 investment companies, with 45 portfolios managed by Scudder Kemper.
/(2)/ Ms. Coughlin serves as a board member of 52 investment companies with 97 portfolios managed by Scudder Kemper.
/(3)/ Messrs. Edgar, Renwick and Weithers serve as board members of 16 investment companies with 58 portfolios managed by Scudder Kemper.

Trustees Not Standing for Re-Election:

-----------------------------------------------------------------------------------------------
                                                    Present Office with the Acquired Trust;
                                                      Principal Occupation or Employment
Name (Date of Birth)                                          And Directorships
--------------------                                          -----------------
-----------------------------------------------------------------------------------------------
Donald R. Jones (1/17/30)                       Trustee; Retired; Director, Motorola, Inc.
                                                (manufacturer of electronic equipment and
                                                components); formerly, Executive Vice
                                                President and Chief Financial Officer,
                                                Motorola, Inc.
-----------------------------------------------------------------------------------------------

Thomas W. Littauer (4/26/55)*                   Chairman, Trustee and Vice President; Managing
                                                Director, Scudder Kemper; formerly, Head of
                                                Broker Dealer Division of Putnam Investment
                                                Management; formerly, President of Client
                                                Management Services for Fidelity Investments.
-----------------------------------------------------------------------------------------------

*         Interested person of the Acquired Trust, as defined in the 1940 Act.

          Appendix 1 lists the number of shares of each series of the Fund owned directly or beneficially by the Trustees and by the nominees for election.

Responsibilities of the Board of Trustees -- Board and Committee Meetings

     The primary responsibility of the Board is to represent the interests of the shareholders of the Fund and to provide oversight of the management of the Fund. The board that is proposed for election at this Meeting is comprised of two individuals who are considered "interested" Trustees, and nine individuals who have no affiliation with Scudder Kemper and who are not considered "interested" Trustees (the "Independent Trustees"). The SEC has recently proposed a rule that would require a majority of the board members of a fund to be "independent" if the fund were to take advantage of certain exemptive rules under the 1940 Act. If the proposed Board of Trustees is approved by shareholders, more than 75% will be Independent Trustees. The Independent Trustees have been selected and nominated solely by the current Independent Trustees of the Fund.

     The Trustees meet multiple times during the year to review the investment performance of the Fund and other operational matters, including policies and procedures designed to assure compliance with regulatory and other requirements. Furthermore, the Independent Trustees review the fees paid to the Investment Manager and its affiliates for investment advisory services and other administrative and shareholder services. The Trustees have adopted specific policies and guidelines that, among other things, seek to further enhance the effectiveness of the Independent Trustees in performing their duties. Many of these are similar to those suggested in the Investment Company Institute's 1999 Report of the Advisory Group on Best Practices for Fund Directors (the "Advisory Group Report"). For example, the Independent Trustees select independent legal counsel to work with them in reviewing fees, advisory and other contracts and overseeing fund matters, and regularly meet privately with their counsel.

     Currently, the Board of Trustees has an Audit Committee and a Nominating and Governance Committee, the responsibilities of which are described below. In addition, the Board has a Valuation Committee and a Contract Renewal Committee. During calendar year 2000, the Board of Trustees met eight times. Each then current Trustee attended 75% or more of the respective meetings of the Board and the Committees (if a member thereof) held during calendar year 2000.

Audit Committee

     The Audit Committee makes recommendations regarding the selection of independent auditors for the Fund, confers with the independent auditors regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as the full Board of Trustees deems necessary or appropriate. As suggested by the Advisory Group Report, the Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the committee's duties and powers. Currently, the members of the Audit Committee are Donald L. Dunaway (Chairman), Robert B. Hoffman and Donald R. Jones. The Audit Committee held five meetings during calendar year 2000.

Nominating and Governance Committee

     The Board of Trustees has a Nominating and Governance Committee, comprised of only Independent Trustees, that seeks and reviews candidates for consideration as nominees for membership on the Board and oversees the administration of the Fund's Governance Procedures and Guidelines. The Nominating and Governance Committee has a written charter that delineates the committee's duties and powers. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Acquired Trust. Currently, the members of the Nominating and Governance Committee are Lewis A. Burnham (Chairman), John
W. Ballantine, Shirley D. Peterson and William P. Sommers. The Nominating and Governance Committee held one meeting during calendar year 2000.

Officers


---------------------------------------------------------------------------------------------------------
                                         Present Office with the
                                        Acquired Trust; Principal
Name (Date of Birth)                     Occupation or Employment        Year First Became an Officer/1/
--------------------                     ------------------------        ----------------------------
---------------------------------------------------------------------------------------------------------
Mark S. Casady (9/21/60)           President; Managing Director,
                                   Scudder Kemper; formerly,             1998
                                   Institutional Sales Manager of an
                                   unaffiliated mutual fund
                                   distributor.
---------------------------------------------------------------------------------------------------------
Thomas W. Littauer (4/26/55)       Vice President, Chairman and
                                   Trustee; Managing Director,
                                   Scudder Kemper; formerly, Head of
                                   Broker Dealer Division of an
                                   unaffiliated investment
                                   management firm during 1997;          1998
                                   prior thereto, President of
                                   Client Management Services of an
                                   unaffiliated investment
                                   management firm from 1991 to 1996.
---------------------------------------------------------------------------------------------------------
Philip J. Collora (11/15/45)       Vice President and Secretary;         1989
                                   Attorney, Senior Vice President,
                                   Scudder Kemper.
---------------------------------------------------------------------------------------------------------
Kathryn L. Quirk (12/3/52)         Vice President; Managing              1998
                                   Director, Scudder Kemper.
---------------------------------------------------------------------------------------------------------
Eleanor R. Brennan (3/3/64)        Vice President; Senior Vice           2000
                                   President, Scudder Kemper.
---------------------------------------------------------------------------------------------------------
Philip G. Condon (8/15/50)         Vice President; Managing              2000
                                   Director, Scudder Kemper.
---------------------------------------------------------------------------------------------------------
Ashton P. Goodfield (10/3/63)      Vice President; Senior Vice           2000
                                   President, Scudder Kemper.
---------------------------------------------------------------------------------------------------------
Linda J. Wondrack (9/12/64)        Vice President; Senior Vice           1998
                                   President, Scudder Kemper.
---------------------------------------------------------------------------------------------------------
John R. Hebble (6/27/58)           Treasurer; Senior Vice President,     1998
                                   Scudder Kemper.
---------------------------------------------------------------------------------------------------------
Maureen E. Kane (2/14/62)          Assistant Secretary; Vice             1998
                                   President, Scudder Kemper;
                                   formerly, Assistant Vice
                                   President of an unaffiliated
                                   investment management firm; prior
                                   thereto, Associate Staff Attorney
                                   of an unaffiliated investment
                                   management firm, and Associate,
                                   Peabody & Arnold (law firm).
---------------------------------------------------------------------------------------------------------
Caroline Pearson (4/1/62)          Assistant Secretary; Senior Vice      1998
                                   President, Scudder Kemper;
                                   formerly, Associate, Dechert
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                        Present Office with the
                                       Acquired Trust; Principal
Name (Date of Birth)                   Occupation or Employment          Year First Became an Officer/1/
--------------------                   ------------------------          ----------------------------
---------------------------------------------------------------------------------------------------------
                                   Price & Rhoads (law firm) 1989 to
                                   1997.
---------------------------------------------------------------------------------------------------------
Brenda Lyons (2/21/63)             Assistant Treasurer; Senior Vice      1998
                                   President, Scudder Kemper.
---------------------------------------------------------------------------------------------------------

/1/ The President, Treasurer and Secretary each holds office until the first meeting of Trustees in each calendar year and until his or her successor has been duly elected and qualified, and all other officers hold offices as the Trustees permit in accordance with the By-laws of the Acquired Trust.

Compensation of Trustees and Officers

          The Fund pays the Independent Trustees a monthly retainer and an attendance fee, plus expenses, for each Board meeting and committee meeting attended. As reflected below, the Trustees currently serve as board members of various other Kemper Funds. Scudder Kemper supervises the Fund's investments, pays the compensation and expenses of its personnel who serve as Trustees and officers on behalf of the Fund and receives a management fee for its services. Several of the officers and Trustees are also officers, directors, employees or stockholders of Scudder Kemper and participate in the fees paid to that firm, although the Fund makes no direct payments to them.

          To facilitate the restructuring of the boards of the Kemper Funds, certain Independent Trustees agreed not to stand for re-election. Independent Trustees of the Acquired Trust are not entitled to benefits under any pension or retirement plan. However, the Board of each Kemper Fund determined that, particularly given the benefits that would accrue to the Kemper Funds from the restructuring of the boards, it was appropriate to provide the four Independent Trustees who were not standing for re-election for various Kemper Funds a one-time benefit. The cost of such benefit is being allocated among all the Kemper Funds, with Scudder Kemper agreeing to bear one-half of the cost of such benefit, given that Scudder Kemper also benefits from administrative efficiencies of a consolidated board. Mr. Jones, an Independent Trustee of the Acquired Trust who is not standing for re-election, will receive such a one-time benefit. The amount received on behalf of each fund for which he serves as a trustee ranges from $1,071 to $8,078.

          The following Compensation Table provides in tabular form the following data:

          Column (1) All Trustees who receive compensation from the Fund.

          Column (2) Aggregate compensation received by each Trustee from the Fund during calendar year 2000.

          Column (3) Total compensation received by each Trustee from funds advised by Scudder Kemper (collectively, the "Fund Complex") during calendar year 2000.

Compensation Table

---------------------------------------------------------------------------------------------------------
                                         Aggregate Compensation               Total Compensation From
Name of Trustee                          from Fund                            Fund Complex/(2)(3)/
---------------                          ---------                            ------------
---------------------------------------------------------------------------------------------------------
John W. Ballantine                       $  [     ]                           $  [     ]
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Lewis A. Burnham                         $  [     ]                           $  [     ]
---------------------------------------------------------------------------------------------------------
Donald L. Dunaway/(1)/                   $  [     ]                           $  [     ]
---------------------------------------------------------------------------------------------------------
Robert B. Hoffman                        $  [     ]                           $  [     ]
---------------------------------------------------------------------------------------------------------
Donald R. Jones                          $  [     ]                           $  [     ]
---------------------------------------------------------------------------------------------------------
Shirley D. Peterson                      $  [     ]                           $  [     ]
---------------------------------------------------------------------------------------------------------
William P. Sommers                       $  [     ]                           $  [     ]
---------------------------------------------------------------------------------------------------------

/(1)/ Includes deferred fees. Pursuant to deferred compensation agreements with the Fund, deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) payable from the Fund to Mr. Dunaway are $_______.

/(2)/ Includes compensation for service on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds. Each Trustee currently serves on the boards of [ ] Kemper trusts/corporations comprised of [ ] funds.

/(3)/ Aggregate compensation does not reflect amounts paid to the Trustees for special meetings in connection with the Scudder Kemper restructuring initiative. Such amounts totaled $_______, $_______, $_______, $_______, $_______, $_______
and $_______ for Messrs. Ballantine, Burnham, Dunaway, Hoffman, Jones, Sommers and Ms. Peterson, respectively.

                 The Board of Trustees unanimously recommends that the shareholders of the Fund vote FOR each nominee.

                       PROPOSAL 2: APPROVAL OF AGREEMENT
                          AND PLAN OF REORGANIZATION

I.   SYNOPSIS

Introduction

     The Board of Trustees, including all of the Independent Trustees, approved the Plan at a meeting held on November 29, 2000. Subject to its approval by the shareholders of the Fund, the Plan provides for (a) the transfer of all or substantially all of the assets and all of the liabilities of the Fund to Scudder Managed Municipal Bonds in exchange for Class A, Class B and Class C shares; (b) the distribution of such shares to the shareholders of the Fund in complete liquidation of the Fund; and (c) the termination of the Fund. As a result of the Reorganization, each shareholder of the Fund will become a shareholder of Scudder Managed Municipal Bonds, a fund with similar investment characteristics and managed by the same investment manager as the Fund. Immediately after the Reorganization, each shareholder of the Fund will hold shares of the class of shares of Scudder Managed Municipal Bonds that corresponds to the class of shares of the Fund held by that shareholder on the Valuation Date, having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the Fund on the Valuation Date.

     Scudder Kemper is the investment manager of both Funds. If the Reorganization is completed, the Fund's shareholders will continue to enjoy all of the same shareholder privileges as they currently enjoy, such as access to professional service representatives, exchange privileges and automatic dividend reinvestment. Services provided to the Class A, Class B and Class C shareholders of Scudder Managed Municipal Bonds following the Reorganization will be identical to those currently provided to shareholders of the corresponding class of the Fund. See "Purchase, Redemption and Exchange Information."

Background of the Reorganization

     The Reorganization is part of a broader restructuring program to respond to changing industry conditions and investor needs. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers expanded the range of fund offerings that are available to investors in an effort to meet the growing and changing needs and desires of an increasingly large and dynamic group of investors. With this expansion has come increased complexity and competition among mutual funds, as well as the potential for increased confusion among investors. The group of funds advised by Scudder Kemper has followed this pattern.

     As a result, Scudder Kemper has sought ways to restructure and streamline the management and operations of the funds it advises by consolidating all of the retail mutual funds that it currently sponsors into a single product line offered under the "Scudder" name. Scudder Kemper believes, and has advised the boards, that further reducing the number of funds it advises and adding the classes of shares currently offered on all Kemper Funds to the Scudder Funds will benefit fund shareholders. Scudder Kemper has, therefore, proposed the combination of many Scudder Funds and Kemper Funds that have similar or compatible investment objectives and policies and will offer virtually all funds it advises under the Scudder name. Scudder Kemper believes that the larger funds, along with the fewer number of funds, that result from these combinations may help to enhance investment performance and increase efficiency of operations. The restructuring program will not result in any changes in the shareholder services currently offered to shareholders of the Kemper Funds.

     Most of the Scudder Funds have recently adopted a new fee structure for certain administrative services. Under this fee structure, in exchange for payment by a fund of a single administrative fee rate, Scudder Kemper provides or pays for substantially all services that the fund normally requires for its operations, other than those provided under the fund's investment management agreement and certain other expenses. This administrative fee enables investors to determine with greater certainty the expense level that a fund will experience, and, for the term of the administration agreement, transfers substantially all of the risk of increased costs to Scudder Kemper. Likewise, Scudder Kemper receives all of the benefits of economies of scale from increases in asset size or decreased operating expenses. Scudder Managed Municipal Bonds has implemented such an administrative fee, as described in "Administrative Fee" below. As part of the restructuring effort, Scudder Kemper has proposed extending this administrative fee structure to those funds currently offered under the Kemper name.

     The fund consolidations and the consolidation of the boards currently overseeing the Kemper Funds (see Proposal 1 above) are expected to have a positive impact on Scudder Kemper, as well. These changes are likely to result in reduced costs (and the potential for increased profitability) for Scudder Kemper in advising or servicing funds.

Reasons for the Proposed Reorganization; Board Approval

     Since receiving Scudder Kemper's proposals on May 24, 2000, the Independent Trustees have conducted a thorough review of all aspects of the proposed restructuring program. They have been assisted in this regard by their independent counsel and by independent consultants with special expertise in financial and mutual fund industry matters. In the course of discussions with representatives of Scudder Kemper, the Independent Trustees have requested, and Scudder Kemper has accepted, numerous changes designed to protect and enhance the interests of shareholders. See "The Proposed Transaction - Board Approval of the Proposed Transaction" below.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would adopt the lower fee schedule of the two Funds' investment management agreements.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay a portion of the estimated costs of the Reorganization allocated to Class C shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay all of the estimated costs allocated to Class A and Class B shares and a portion of the estimated costs allocated to Class C shares and all of the costs of the Reorganization that exceed estimated costs.

     For these reasons, as more fully described below under "The Proposed Transaction -- Board Approval of the Proposed Transaction," the Board of Trustees, including the Independent Trustees, has concluded that:

     . the Reorganization is in the best interests of the Fund and its shareholders; and

     . the interests of the existing shareholders of the Fund will not be diluted as a result of the Reorganization.

     Accordingly, the Trustees unanimously recommend approval of the Plan effecting the Reorganization. If the Plan is not approved, the Fund will continue in existence unless other action is taken by the Trustees.

Investment Objectives, Policies and Restrictions of the Funds

     This section will help you compare the investment objectives and policies of the Fund and Scudder Managed Municipal Bonds. Please be aware that this is only a summary. More complete information may be found in the Funds' prospectuses.

     The investment objectives, policies and restrictions of Scudder Managed Municipal Bonds and the Fund are similar. Some differences do exist. The investment objective of Scudder Managed Municipal Bonds is to seek income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. The investment objective of the Fund is to seek as high a level of current interest income that is exempt from federal income taxes as is consistent with preservation of capital. There can be no assurance that either Fund will achieve its investment objective.

     Both the Fund and Scudder Managed Municipal Bonds seek their objective by normally investing at least 80% of their net assets in municipal securities whose income is free from regular federal income tax. This policy of the Fund is non-fundamental while Scudder Managed Municipal Bonds' comparable policy is fundamental. Each Fund may buy many types of municipal securities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). The Funds may also purchase municipal lease obligations and investments representing an interest in these. The Investment Manager uses several strategies in seeking to reduce Scudder Managed Municipal Bonds' downside risk, including (i) typically maintaining a high level of portfolio quality, (ii) keeping the fund's duration generally shorter than comparable mutual funds and (iii) primarily focusing on premium coupon bonds, which have lower volatility in down markets than bonds selling at a discount.

     Scudder Managed Municipal Bonds normally invests at least 65% of its net assets in municipal securities in the three highest quality ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Fitch IBCA, and may invest up to 10% of its total assets in "high yield" or "junk" bonds rated as low as B. The Fund normally invests at least 90% of its total assets in municipal securities of the top four grades of credit quality, and it may invest up to 10% of its total assets in junk bonds rated grades BB/Ba and below. Also, while the Funds are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities or securities), the Investment Manager does not intend to use them as principal investments for either Fund, and may not use them at all. As a temporary defensive measure, each Fund may shift up to 100% of its assets into investments such as taxable money market securities. This could prevent losses, but would mean that the Fund would not be pursuing its objective.

     The Investment Manager looks for securities that appear to offer the best total return potential, in the case of Scudder Managed Municipal Bonds, and the best income potential, in the case of the Fund, and normally prefers those that cannot be called before maturity (see "Comparative Considerations" below). In making buy and sell decisions for each Fund, the Investment Manager typically weighs a number of factors, such as economic outlook, possible interest rate movements and changes in supply and demand within the municipal bond market. Although the Investment Manager may adjust each Fund's dollar-weighted average maturity, it generally intends to keep the maturity of Scudder Managed Municipal Bonds similar to that of the Lehman Brothers Municipal Bond Index (13.43 years as of May 31, 2000) and the maturity of the Fund over 15 years.

     The Funds' fundamental and non-fundamental investment restrictions are identical, except that, as noted above, Scudder Managed Municipal Bonds' policy to have at least 80% of its net assets invested in municipal securities during periods of normal market conditions is fundamental while the Fund's same policy is non-fundamental. Fundamental investment restrictions may not be changed without the approval of Fund shareholders. Investors should refer to each Fund's statement of additional information for a more detailed description of that Fund's investment policies and restrictions.

Portfolio Turnover

     The portfolio turnover rate for Scudder Managed Municipal Bonds, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended May 31, 2000 was 47%. The portfolio turnover rate for the Fund for the fiscal year ended September 30, 2000 was 44%.

Comparative Considerations

     The portfolio characteristics of the combined fund after the Reorganization will reflect the blended characteristics of the Fund and Scudder Managed Municipal Bonds. The following characteristics are as of ____, 2000 for both Funds and also reflect the blended characteristics of both Funds after the Reorganization as of that same date. In addition to the reorganization of the Fund into Scudder Managed Municipal Bonds, Kemper Ohio Tax-Free Income Fund is also proposed to be reorganized into Scudder Managed Municipal Bonds. If shareholders of Kemper Ohio Tax-Free Income Fund approve the reorganization of their fund into Scudder Managed Municipal Bonds, it will effect the blended characteristics of the combined fund.

---------------------------------------------------------------------------------------------------------------------------
                  Yield(1)              Tax            Avg.           Avg.                 Portfolio Quality(4)
                                 Equivalent        Maturity       Duration
                                   Yield(2)      (Years)(3)     (Years)(3)
                                                                          -------------------------------------------------
                                                                          AAA        AA       A       BBB    Unrated
---------------------------------------------------------------------------------------------------------------------------
 Fund

 Scudder Managed
 Municipal Bonds
 Pro Forma
 (Combined)(5)
---------------------------------------------------------------------------------------------------------------------------

(1) The yield provided for the Fund represents the yield for its Class A shares and the yield provided for Scudder Managed Municipal Bonds represents the yield for its Class S shares, for the 30 days ended ____________, 2000. The yield is computed by dividing the net investment income per share earned during a specified one month or 30-day period by the maximum offering price per share on the last day of the period. In the case of the Class S shares of Scudder Managed Municipal Bonds, the maximum offering price was calculated using the up-front sales charge [and the current expense ratio] applicable to the Fund's Class A shares. The pro forma yield reflects the Class A shares up-front sales charge and estimated expense ratio of the combined fund, giving effect to the Reorganization, and, therefore, is not necessarily indicative of the actual yield to any particular shareholder. The yield for other classes of shares would vary.

(2) Tax equivalent yield is calculated by dividing that portion of each Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt. The applicable income tax rate is 37.1% (the highest marginal federal income tax rate) [ for each Fund and the combined fund]. The tax equivalent yield of other classes of shares would vary.

(3) Both dollar-weighted average maturity and duration reflect the sensitivity of a Fund to interest rate fluctuations. The average dollar-weighted maturity of a Fund is the dollar-weighted average of the stated maturities of all debt instruments held by the Fund. Duration is the weighted present value of principal and interest payments expressed in years and may more accurately measure a Fund's sensitivity to incremental changes in interest rates than average maturity. Other factors being equal (e.g., portfolio quality), a Fund with a longer maturity and duration reacts more strongly to interest rate changes than a Fund with a shorter maturity and duration. For example, a Fund with a duration of five (5) years is expected to experience a price decrease of roughly five percent (5%) for each percent increase in interest rates while a comparable Fund with a duration of four (4) years is expected to experience a price decrease of roughly four percent (4%) for the same change in interest rates.

(4) Represents the higher of ratings by Moody's and S&P. See Annex A to the Statement of Additional Information for a general description of Moody's and S&P's ratings of Municipal Obligations.

(5) Reflects the blended characteristics of the Fund and Scudder Managed Municipal Bonds as of ______________, 2000.

Performance

     The following table shows how the returns of the Fund and Scudder Managed Municipal Bonds over different periods average out. For context, the table also includes a broad-based market index (which, unlike the Funds, does not have any fees or expenses). The performances of both Funds and the index vary over time, and past performance is not necessarily indicative of future results. All figures assume reinvestment of dividends and distributions.

                          Average Annual Total Return
                    for the Periods Ended December 31, 2000

                                [Insert Table]

     For management's discussion of Scudder Managed Municipal Bonds' performance for the fiscal year ended May 31, 2000, please refer to Exhibit B.

Investment Manager; Fees and Expenses

     Each Fund retains the investment management firm of Scudder Kemper, pursuant to separate contracts, to manage its daily investment and business affairs, subject to the policies established by each Fund's Trustees. Scudder Kemper is a Delaware corporation located at Two International Place, Boston, Massachusetts 02110-4103.

     Pursuant to separate contracts, each Fund pays the Investment Manager a graduated investment management fee, although the fee rates and breakpoints differ. The fee is graduated so that increases in a Fund's net assets may result in a lower annual fee rate and decreases in its net assets may result in a higher annual fee rate. As of May 31, 2000, Scudder Managed Municipal Bonds had total net assets of $664,425,993. For the fiscal year ended May 31, 2000, Scudder Managed Municipal Bonds paid the Investment Manager a fee of 0.52% of its average daily net assets. As of September 30, 2000, the Fund had total net assets of $2,518,153,795. For the fiscal year ended September 30, 2000, the Fund paid the Investment Manager a fee of 0.41% of its average daily net assets.

     Currently the fee schedules for the Fund and Scudder Managed Municipal Bonds are as follows:

-------------------------------------------------------------------------------------------------------------------
                     Fund                                              Scudder Managed Municipal Bonds
-------------------------------------------------------------------------------------------------------------------
Average Daily Net Assets                 Fee Rate               Average Daily Net Assets           Fee Rate
------------------------                 --------               ------------------------           --------
First $250 Million                       0.450%                 First $2 billion                   0.490%
Next  $750 million                       0.430%                 Next  $1 billion                   0.465%
Next  $1.5 billion                       0.410%                 Over  $3 billion                   0.440%
Next  $2.5 billion                       0.400%
Next  $2.5 billion                       0.380%
Next  $2.5 billion                       0.360%
Next  $2.5 billion                       0.340%
Over  $12.5 billion                      0.320%
-------------------------------------------------------------------------------------------------------------------

     Scudder Kemper has proposed that Scudder Managed Municipal Bonds adopt the lower fee schedule of the Fund stated in the table above. The effectiveness of the new investment management agreement for Scudder Managed Municipal Bonds and the Closing are contingent upon each other. Based upon the Fund's average net assets for the twelve months ended November 30, 2000, the effective advisory fee rate for the Fund was 0.41% of average daily net assets. Based upon each Fund's average net assets for the twelve months ended November 30, 2000, the effective advisory fee rate for Scudder Managed Municipal Bonds after the Reorganization would be 0.41% of average daily net assets, giving effect to the proposed new investment management agreement.

Administrative Fee

     Scudder Managed Municipal Bonds has entered into an administration agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper provides or pays others to provide substantially all of the administrative services required by Scudder Managed Municipal Bonds (other than those provided by Scudder Kemper under its investment management agreement with that Fund) in exchange for the payment by Scudder Managed Municipal Bonds of an annual administrative services fee (the "Administrative Fee") equal to 0.100%, 0.125% and 0.150% of average daily net assets attributable to the Class A, Class B and Class C shares, respectively. In addition, Scudder Kemper has agreed to waive an additional 0.005% of the Administrative Fee for Class A shares for a period of one year following the date of the Closing. The fees for the services provided by Kemper Distributors, Inc. ("KDI") under its current services agreement and underwriting and distribution services agreement with Scudder Managed Municipal Bonds are not covered by, and are in addition to, the Administrative Fee. One effect of this arrangement is to make Scudder Managed Municipal Bonds' future expense ratio more predictable. On the other hand, the administrative fee rate does not decrease with economies of scale from increases in asset size or decreased operating expenses. The details of this arrangement (including expenses that are not covered) are set out below.

     Various service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to Scudder Managed Municipal Bonds pursuant to separate agreements. These Service Providers may differ from current Service Providers of the Fund. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for Scudder Managed Municipal Bonds and maintains its accounting records. Kemper Service Company, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the Class A, Class B and Class C shares of Scudder Managed Municipal Bonds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company ("State Street") holds the portfolio securities of Scudder Managed Municipal Bonds, pursuant to a custodian agreement. Other Service Providers include the independent public accountants and legal counsel for Scudder Managed Municipal Bonds.

     Under the Administration Agreement, each Service Provider provides the services to Scudder Managed Municipal Bonds described above, except that Scudder Kemper pays these entities for the provision of their services to Scudder Managed Municipal Bonds and pays most other fund expenses, including insurance, registration, printing and postage fees. In return, Scudder Managed Municipal Bonds pays Scudder Kemper the Administrative Fee.

     The Administration Agreement will remain in effect with respect to the Class A, Class B and Class C shares for an initial term ending September 30, 2003, subject to earlier termination by the trustees that oversee Scudder Managed Municipal Bonds. The Administration Agreement shall continue in effect on an annual basis after September 30, 2003, provided that such continuance is approved at least annually by a majority of the trustees, including the Independent Trustees, that oversee Scudder Managed Municipal Bonds. The fee payable by Scudder Managed Municipal Bonds to Scudder Kemper pursuant to the Administration Agreement is reduced by the amount of any credit received from Scudder Managed Municipal Bonds' custodian for cash balances.

     Certain expenses of Scudder Managed Municipal Bonds are not borne by Scudder Kemper under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). Scudder Managed Municipal Bonds continues to pay the fees required by its investment management agreement with Scudder Kemper. In addition, it pays the fees under its services agreement and underwriting and distribution services agreement with KDI, as described in "Distribution and Service Fees" below.

Comparison of Expenses

     The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Class A, Class B and Class C shares of Scudder Managed Municipal Bonds, and compares these with the expenses of the Fund. [Insert comparative statement regarding expenses.] Unless otherwise noted, the information is based on each Fund's expenses and average daily net assets during the twelve months ended November 30, 2000 and on a pro forma basis as of that date and for the twelve month period then ended, assuming the Reorganization had been in effect for the period. In addition to the Reorganization of the Fund into Scudder Managed Municipal Bonds, it is being proposed to shareholders of Kemper Ohio Tax-Free Income Fund, another fund advised by Scudder Kemper, that Scudder Managed Municipal Bonds acquire the net assets of that other fund. The Pro Forma information in the tables below will not change if the reorganization of Kemper Ohio Tax-Free Income Fund into Scudder Managed Municipal Bonds is consummated.

                           Expense Comparison Table
                                Class A Shares

                                                                        Scudder
                                                                        Managed
                                                                       Municipal        Pro Forma
                                                      Fund               Bonds          Combined(1)
                                                      ----               -----          --------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                 4.50%               4.50%           4.50%
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge                None                None            None
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load)                    None                None            None
imposed on reinvested dividends

Redemption Fee (as a percentage of amount               None                None            None
redeemed, if applicable)

Annual Fund Operating Expenses
------------------------------
(unaudited) (as a % of average net assets)
------------------------------------------

Management Fees                                        0.41%               0.49%(3)        0.41%

Rule 12b-1/ASF Fees                                    0.19%               0.25%           0.19%

Other Expenses                                         0.10%               0.10%(4)        0.10%
                                                       ----                ----            ----

Total Annual Fund Operating Expenses                   0.70%               0.84%           0.70%

Expense Waiver                                          --                0.01%(5)          0.01%(5)
                                                                          ----              ----
Net Annual Fund Operating Expenses                      --                0.83%             0.69%

Expense Example of Total Operating
----------------------------------
Expenses at the End of the Period(6)
---------------------------------

One Year                                            $  518              $  531            $  517

Three Years                                         $  664              $  705            $  663

Five Years                                          $  822              $  894            $  821

Ten Years                                           $1,281              $1,440            $1,280

    ________________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects into expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management agreement for Scudder Managed Municipal Bonds to be effective upon the Reorganization, the implementation of Scudder Managed Municipal Bonds' Administration Agreement and the adoption of a distribution plan.
(2) Class A shares purchased under the Large Order NAV Purchase Privilege have a 1% contingent deferred sales charge if sold during the first year after purchase and 0.50% if sold during the second year after purchase.
(3) Restated to reflect Scudder Managed Municipal Bonds' new investment management agreement.
(4) Restated to reflect the implementation of Scudder Managed Municipal Bonds' Administration Agreement.
(5) By contract, Scudder Kemper has agreed to waive 0.005% of the Administrative Fee for Class A shares for a period of one year following the Closing.
(6) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends, total operating expenses remain the same and redemptions at the end of each period.

                           Expense Comparison Table
                                Class B Shares

                                                                   Scudder
                                                                   Managed
                                                                  Municipal         Pro Forma
                                                     Fund           Bonds           Combined(1)
                                                     ----           -----           --------
Shareholder Fees
----------------
Maximum Sales Charge (Load) Imposed on                None          None              None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge              4.00%         4.00%             4.00%
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load)
imposed on reinvested dividends                         None            None                 None

Redemption Fee (as a percentage of amount               None            None                 None
redeemed, if applicable)

Annual Fund Operating Expenses
------------------------------
(unaudited) (as a % of average net assets)
-----------------------------------------

Management Fees                                         0.41%           0.49%(3)             0.41%

Rule 12b-1/ASF Fees                                     1.00%           1.00%                1.00%

Other Expenses                                          0.13%           0.13%(4)             0.13%
                                                        ----            ----                 ----
Total Annual Fund Operating Expenses                    1.54%           1.62%                1.54%

Expense Example of Total Operating
----------------------------------
Expenses Assuming Redemption at the
-----------------------------------
End of the Period(5)
-----------------

One Year                                              $  557          $  565               $  557

Three Years                                           $  786          $  811               $  786

Five Years                                            $1,039          $1,081               $1,039

Ten Years                                             $1,399          $1,521               $1,399

Expense Example of Total Operating
----------------------------------
Expenses Assuming No Redemption at the
--------------------------------------
End of the Period(5)
-----------------

One Year                                              $  156          $  165               $  157

Three Years                                           $  483          $  511               $  486

Five Years                                            $  834          $  881               $  839

Ten Years                                             $1,393          $1,521               $1,399

  _________________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects into expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management agreement for Scudder Managed Municipal Bonds to be effective upon the Reorganization, the implementation of Scudder Managed Municipal Bonds' Administration Agreement and the adoption of a distribution plan.
(2) Contingent deferred sales charges on Class B shares sold during the first six years of ownership are 4% in the first year, 3% in the second and third year, 2% in the fourth and fifth year, and 1% in the sixth year.
(3) Restated to reflect Scudder Managed Municipal Bonds' new investment management agreement.
(4) Restated to reflect the implementation of Scudder Managed Municipal Bonds' Administration Agreement.

(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same. Assumes conversion to Class A shares six years after purchase.

                           Expense Comparison Table
                                Class C Shares

                                                                         Scudder
                                                                         Managed
                                                                        Municipal               Pro Forma
                                                      Fund                Bonds                Combined(1)
                                                      ----               ------                --------
Shareholder Fees
----------------

Maximum Sales Charge (Load) Imposed on                None                 None                   None
Purchases (as % of offering price)

Maximum Contingent Deferred Sales Charge              1.00%                1.00%                  1.00%
(Load) (as % of redemption proceeds)(2)

Maximum Deferred Sales Charge (Load) imposed          None                 None                   None
on reinvested dividends

Redemption Fee (as a percentage of amount             None                 None                   None
redeemed, if applicable)

Annual Fund Operating Expenses (unaudited)
-----------------------------------------
(as a % of average net assets)

Management Fees                                       0.41%                0.49%(3)               0.41%

Rule 12b-1/ASF Fees                                   1.00%                1.00%                  1.00%

Other Expenses                                        0.15%                0.15%(4)               0.15%
                                                      ----                 ----                   ----
Total Annual Fund Operating Expenses                  1.56%                1.64%                  1.56%

Expense Example of Total Operating
----------------------------------
Expenses Assuming Redemption at the
-----------------------------------
End of the Period(5)
----------------

One Year                                            $  259               $  267                 $  259

Three Years                                         $  493               $  517                 $  493

Five Years                                          $  850               $  892                 $  850

Ten Years                                           $1,856               $1,994                 $1,856

Expense Example of Total Operating
----------------------------------
Expenses Assuming No Redemption at the
--------------------------------------
End of the Period(5)
-----------------

One Year                                            $  157               $  167                 $  159

Three Years                                              $  486               $  517                    $  493

Five Years                                               $  839               $  892                    $  850

Ten Years                                                $1,835               $1,994                    $1,856

  ___________
Notes to Expense Comparison Table:
----------------------------------
(1) The Pro Forma column reflects into expenses estimated for the Reorganized Fund subsequent to the Reorganization and reflects the effect of the Reorganization. Pro Forma expenses reflect the implementation of a new investment management agreement for Scudder Managed Municipal Bonds to be effective upon the Reorganization, the implementation of Scudder Managed Municipal Bonds' Administration Agreement and the adoption of a distribution plan.
(2) Contingent deferred sales charge on Class C shares is 1% for shares sold during the first year after purchase.
(3) Restated to reflect Scudder Managed Municipal Bonds' new investment management agreement.
(4) Restated to reflect the implementation of Scudder Managed Municipal Bonds' Administration Agreement.
(5) Expense examples reflect what an investor would pay on a $10,000 investment, assuming a 5% annual return, the reinvestment of all dividends and total operating expenses remain the same.

Distribution and Services Fees

     Pursuant to an underwriting and distribution services agreement with Scudder Managed Municipal Bonds, KDI, 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Investment Manager, acts as the principal underwriter and distributor of the Class A, Class B and Class C shares of that Fund and will act as agent of the Fund in the continuing offer of such shares. Scudder Managed Municipal Bonds has adopted distribution plans on behalf of the Class A, Class B and Class C shares in accordance with Rule 12b-1 under the 1940 Act that are substantially identical to the existing distribution plans adopted by the Fund, with one exception. As under the current distribution plans for the Fund, Scudder Managed Municipal Bonds pays KDI an asset-based fee at an annual rate of 0.75% of Class B and Class C shares. The distribution plans for Scudder Managed Municipal Bonds, however, unlike the distribution plans for the Fund, also authorize the payment to KDI of the 0.25% services fee with respect to the Class A, Class B and Class C shares pursuant to the services agreement described below. Neither KDI nor the Trustees of the Fund believe that the services performed by KDI under the services agreement have been primarily intended to result in sales of fund shares (i.e., "distribution" services) as defined in Rule 12b-1, but rather are post-sale administrative and other services provided to existing shareholders. Nonetheless, to avoid legal uncertainties due to the ambiguity of the language contained in Rule 12b-1 and eliminate any doubt that may arise in the future regarding whether the services performed by KDI under the services agreement are "distribution" services, the distribution plans for Scudder Managed Municipal Bonds authorize the payment of the services fee. The fact that the services fee is authorized by Scudder Managed Municipal Bonds' distribution plans does not change the fee rate or affect the nature or quality of the services provided by KDI.

     Pursuant to the services agreement with Scudder Managed Municipal Bonds, which is substantially identical to the current services agreement with the Fund, KDI receives a services fee of up to 0.25% per year with respect to the Class A, Class B and Class C shares of Scudder Managed Municipal Bonds. KDI uses the services fee to compensate financial services firms ("firms") for providing personal services and maintenance of accounts for their customers that hold those classes of shares of Scudder Managed Municipal Bonds, and may retain any portion of the fee not paid to firms to compensate itself for administrative functions performed for Class A, Class B and Class C shares of the Fund. All fee amounts are payable monthly and are based on the average daily net assets of each Fund attributable to the relevant class of shares.

Purchases, Exchanges, and Redemptions

     Both Funds are part of the Scudder Kemper complex of mutual funds. The procedures for purchases, exchanges, and redemptions of Class A, Class B and Class C shares of Scudder Managed Municipal Bonds are identical to those of the Fund. Shares of Scudder Managed Municipal Bonds are exchangeable for shares of the same class of most other open-end funds advised by Scudder Kemper offering such shares.

     Corresponding classes of shares of Scudder Managed Municipal Bonds have identical sales charges to those of the Fund. Scudder Managed Municipal Bonds has a maximum initial sales charge of 4.50% on Class A shares. Shareholders who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge (a "CDSC") of up to 1% if the shares are sold within 2 years of the date on which they were purchased. Class B shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption, depending on the length of time the shares are held. The CDSC begins at 4% for shares sold in the first year, declines to 1% in the sixth year and is eliminated after the sixth year. After six years, Class B shares automatically convert to Class A shares. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC of up to 1% if the shares are sold within one year of purchase.

     Class A, Class B and Class C shares of Scudder Managed Municipal Bonds received in the Reorganization will be issued at net asset value, without a sales charge, and no CDSC will be imposed on any shares of the Fund exchanged for shares of Scudder Managed Municipal Bonds as a result of the Reorganization. However, following the Reorganization, any CDSC that applies to shares of the Fund will continue to apply to shares of Scudder Managed Municipal Bonds received in the Reorganization, using the original purchase date for such shares to calculate the holding period, rather than the date such shares are received in the Reorganization.

     Services available to shareholders of Class A, Class B and Class C shares of Scudder Managed Municipal Bonds will be identical to those available to shareholders of the corresponding classes of the Fund and include the purchase and redemption of shares through an automated telephone system and over the Internet, telephone redemptions, and exchanges by telephone to most other Scudder Kemper funds that offer Class A, Class B and Class C shares, and reinvestment privileges. Please see the Fund's prospectus for additional information.

Dividends and Other Distributions

     Each Fund has a regular schedule for paying out any earnings to shareholders: income dividends are declared daily and paid monthly, and short-term and long-term capital gains are paid in November or December, although an additional distribution may be made if necessary. Shareholders can choose how to receive dividends and distributions. Shareholders of each Fund can have dividends and distributions automatically reinvested in shares of that Fund, or a different fund in the same family of funds, or sent to them by check.

     If the Plan is approved by the Fund's shareholders, the Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains immediately prior to the Closing.

Other Differences Between the Funds.

     Charter Documents.

     Each of the Acquired Trust and the Acquiring Trust is established as a Massachusetts business trust pursuant to separate Declarations of Trust. Although the organizational documents of the Acquired Trust and the Acquired Trust and the Acquiring Trust are similar, some differences do exist. The more significant differences are listed below.

     . A vote of a majority of the Acquired Trust's outstanding shares is required to remove a trustee from office; a vote of two-thirds of the Acquiring Trust's outstanding shares is required to remove a trustee from office.

     . A special meeting of Fund shareholders may be called by shareholders holding at least 25% of the Fund's shares then outstanding (or 10% of the Acquired Trust's shares if the purpose is to determine the removal of a Trustee); 10% of Scudder Managed Municipal Bond's shares then outstanding are required to call a special meeting of its shareholders.

     Trustees and Officers.

     The Trustees of the Acquired Trust, currently and as proposed under Proposal 1, are different from those of the Acquiring Trust. As described in the Acquiring Trust's prospectus that has been included in the materials that you received with this document, the following individuals comprise the Board of Trustees of the Acquiring Trust: Linda C. Coughlin, Henry P. Becton, Jr., Dawn-Marie Driscoll, Edgar Fiedler, Keith R. Fox, Joan E. Spero, Jean Gleason Stromberg, Jean C. Tempel and Steven Zaleznick. In addition, the officers of the Acquired Trust and the Acquiring Trust are different. (See Proposal 1 and the Statement of Additional Information for further information.)

     Fiscal Year.

     The Fund's fiscal year-end is September 30. The Scudder Managed Municipal Bond's fiscal year-end is May 31.

     Auditors.

     The Fund's auditors are Ernst & Young LLP. Scudder Managed Municipal Bonds' auditors are PricewaterhouseCoopers LLP.

Tax Consequences

     As a condition to the Reorganization, each Fund will have received an opinion of Willkie Farr & Gallagher in connection with the Reorganization, to the effect that, based upon certain facts, assumptions and representations, the Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes a tax-free reorganization, no gain or loss will be recognized by the Fund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction -- Federal Income Tax Consequences."

                          *            *            *

     The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the prospectuses and statements of additional information of the Funds, and the Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

II.  PRINCIPAL RISK FACTORS

     Because of their similar investment objectives, policies and strategies, the types of principal risks presented by Scudder Managed Municipal Bonds are similar to those presented by the Fund. The main risks applicable to each fund include, among others, interest rate risk, credit quality risk and management risk (i.e., securities selection by the Investment Manager). Investments in high yield securities, or "junk bonds," entail relatively greater risk of loss of income and principal than investments in higher rated securities, and may fluctuate more in value. This risk may affect both Funds, but may be more pronounced for the Fund, which may invest in lower quality high-yield bonds than Scudder Managed Municipal Bonds. In addition, unlike the Fund, Scudder Managed Municipal Bonds' risk management strategies could make its long-term performance somewhat lower than it would have been without such strategies. The Funds are not insured or guaranteed by the FDIC or any other government agency. Share prices will go up and down, so be aware that you could lose money.

     For a further discussion of the investment techniques and risk factors applicable to each Fund, see "Investment Objectives, Policies and Restrictions of the Funds" herein, and the prospectuses and statements of additional information for the Funds.

III. THE PROPOSED TRANSACTION

Description of the Plan

     As stated above, the Plan provides for the transfer of all or substantially all of the assets of the Fund to Scudder Managed Municipal Bonds in exchange for that number of full and fractional Class A, Class B and Class C shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding classes of the Fund as of the close of business on the Valuation Date. Scudder Managed Municipal Bonds will assume all of the liabilities of the Fund. The Fund will distribute the Class A, Class B and Class C shares received in the exchange to the shareholders of the corresponding classes of the Fund in complete liquidation of the Fund. The Fund will then be terminated.

     Upon completion of the Reorganization, each shareholder of the Fund will own that number of full and fractional Class A, Class B and Class C Shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of the corresponding class held in the Fund as of the close of business on the Valuation Date. Such shares will be held in an account with Scudder Managed Municipal Bonds identical in all material respects to the account currently maintained by the Fund for such shareholder. In the interest of economy and convenience, Class A, Class B and Class C shares issued to the Fund's shareholders in the Reorganization will be in uncertificated form. If Class A, Class B or Class C shares of the Fund are represented by certificates prior to the Closing, such certificates should be returned to the Fund's shareholder servicing agent. Any Class A, Class B or Class C shares of Scudder Managed Municipal Bonds distributed in the Reorganization to shareholders in exchange for certificated shares of the Fund may not be transferred, exchanged or redeemed without delivery of such certificates.

     Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Fund's transfer agent of a redemption request in proper form. Redemption and purchase requests received on or after the Valuation Date by the transfer agent will be treated as requests received for the redemption or purchase of Class A, Class B or Class C shares of Scudder Managed Municipal Bonds received by the shareholder in connection with the Reorganization.

     The obligations of each Trust on behalf of the respective Funds under the Plan are subject to various conditions, as stated therein, which includes Scudder Managed Municipal Bond's adoption of a new investment management agreement and securities valuation procedures identical to the Fund's procedures. The Plan also requires that all filings be made with, and all authority be received from, the SEC and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. Each Fund is in the process of making the necessary filings. To provide for unforseen events, the Plan may be terminated:
(i) by the mutual agreement of the parties; (ii) by either party if the Closing has not occurred by [ ], 2001, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party has materially breached its obligations under the Plan or made a material misrepresentation in the Plan or in connection with the Reorganization. The Plan may also be amended by mutual agreement in writing. However, no amendment may be made following the shareholder meeting if such amendment would have the effect of changing the provisions for determining the number of shares of Scudder Managed Municipal Bonds to be issued to the Fund in the Plan to the detriment of the Fund's shareholders without their approval. For a complete description of the terms and conditions of the Reorganization, please refer to the Plan at Exhibit A.

Board Approval of the Proposed Transaction

     As discussed above, the Reorganization is part of a Scudder Kemper initiative that is intended to restructure and streamline the management and operations of the funds Scudder Kemper advises. Scudder Kemper first proposed the Reorganization to the Trustees of the Fund at a meeting held on May 24, 2000, see "Synopsis--Background of the Reorganization" above. This initiative includes five major components:

     (i) A change in branding to offer virtually all funds advised by Scudder Kemper under the Scudder Investments name, with a concentration on intermediary distribution;

     (ii) The combination of funds with similar investment objectives and policies, including in particular the combination of the Kemper Funds with similar Scudder Funds currently offered to the general public;

     (iii) The liquidation of certain small funds which have not achieved market acceptance and which are unlikely to reach an efficient operating size;

     (iv) The implementation of an administration agreement for the Kemper Funds similar to that recently adopted by the Scudder Funds covering, for a single fee rate, substantially all services required for the operation of the fund (other than those provided under the fund's investment management agreement) and most expenses; and

     (v) The consolidation of certain boards overseeing funds advised by Scudder Kemper.

     The Independent Trustees of the Fund reviewed the potential implications of these proposals for the Fund as well as the various other funds for which they serve as board members. They were assisted in this review by their independent legal counsel and by independent consultants with special expertise in financial and mutual fund industry matters. Following the May 24th meeting, the Independent Trustees met in person or by telephone on numerous occasions (including committee meetings) to review and discuss these proposals, both among themselves and with representatives of Scudder Kemper, including the "interested" Trustees. In the course of their review, the Independent Trustees requested and received substantial additional information and suggested numerous changes to Scudder Kemper's proposals.

     Following the conclusion of this process, the Trustees of the Fund, the board members of other funds involved and Scudder Kemper reached general agreement on the elements of a restructuring plan that they believed were in the best interests of shareholders and, where required, agreed to submit elements of the plan for approval to shareholders of those funds.

     On November 29, 2000, the Board of Trustees, including the Independent Trustees, unanimously approved the terms of the Reorganization and certain related proposals. The Trustees have also unanimously agreed to recommend that the Reorganization be approved by the Fund's shareholders.

     In determining whether to recommend that the shareholders of the Fund approve the Reorganization, the Board of Trustees considered that:

     . As part of Scudder Kemper's overall restructuring, the Fund would be duplicative of another similar fund advised by Scudder Kemper in the same distribution channel.

     . The combined fund would adopt the lower fee schedule of the two Funds' investment management agreements.

     . It is a condition of the Reorganization that each Fund receive an opinion of tax counsel that the transaction would be a tax-free transaction.

     . Although the Fund agreed to pay a portion of the estimated costs of the Reorganization allocated to Class C shares, management has estimated that such allocated costs will be recoverable from lower overall expense rates within six months of completion of the Reorganization. Scudder Kemper agreed to pay all of the estimated costs allocated to Class A and Class B shares and a portion of the estimated costs allocated to Class C shares and all of the costs of the Reorganization that exceed estimated costs.

     As part of their deliberations, the Trustees considered, among other things: (a) the fees and expense ratios of the Funds, including comparisons between the expenses of the Fund and the estimated operating expenses of Scudder Managed Municipal Bonds after the Reorganization, and between the estimated operating expenses of Scudder Managed Municipal Bonds and other mutual funds with similar investment objectives; (b) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests; (c) the compatibility of the Funds' investment objectives, policies, restrictions and portfolios; (d) the service features available to shareholders of each Fund; (e) prospects for Scudder Managed Municipal Bonds to attract additional assets; and (f) the investment performance and tax equivalent yield of each Fund.

     As part of their analysis, the Trustees considered direct and indirect costs to shareholders including: (a) the direct costs of the Reorganization to be borne by existing shareholders; (b) the potential costs of any necessary rebalancing of the Fund's portfolio; and (c) the potential tax consequences to shareholders as a result of differences in the Funds' realized or unrealized capital gains or losses and capital loss carry-forwards.

     Costs. The anticipated costs of the Reorganization allocable to the Fund are $308,913, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. The amount of these costs allocated to Class C shares of the Fund are $399 out of $2,790 (14.30%). Scudder Kemper is bearing the remaining costs, including any cost overruns (except that Scudder Managed Municipal Bonds is bearing the SEC and state registration and notice fees which are estimated to be $_________).

     The estimated costs of the Reorganization borne by the Fund have been expensed, resulting in a reduction of the Class C shares' net asset value per share of $[0.0005]. Management of the Fund expects that reduced operating expenses resulting from the Reorganization should allow for recovery of the allocated costs of the Reorganization within six months after the Closing.

     Portfolio Transaction Costs. To consider the potential costs of any necessary rebalancing of the Fund's portfolio as a result of the Reorganization, the Independent Trustees asked for, and Scudder Kemper provided, an estimate of the expected turnover of the securities of the Fund, as a percentage of the assets of the combined fund, as a result of the Reorganization. Scudder Kemper estimated such turnover to be 0%.

     Potential Tax Consequences. Although the Reorganizations will be achieved on a federally tax-free basis (see "Federal Income Tax Consequences" below), there are differences in the Funds' realized or unrealized capital gains or losses and capital loss carry forwards, which at May 31, 2000 were as follows (although they may differ at the time of the Closing):

                            [Charts to be inserted]

     As noted above, under the terms of the Plan, shareholders of the Fund will receive shares of Scudder Managed Municipal Bonds in an amount equal to the relative net asset value of their Fund shares. The Trustees considered whether an adjustment in this formula should be made for the above tax differentials. The Trustees determined that no adjustment should be made because the potential tax consequences were not material, quantifiable or predictable because of (1) uncertainties as to the amounts of any actual future realization of capital gains or losses in view of future changes in portfolio values, (2) the exemption of some shareholders from federal income taxation, and (3) the differing consequences of federal and various other income taxation upon a distribution received by each shareholder whose tax liability (if any) is determined by the net effect of a multitude of considerations that are individual to the shareholder. Shareholders should, however, review their own tax situation to determine what effect, if any, these potential tax differences may have on them.

     The Trustees also gave extensive consideration to possible economies of scale that might be realized by Scudder Kemper in connection with the Reorganization, as well as the other fund combinations included in Scudder Kemper's restructuring proposal.

     Based on all the foregoing, the Board concluded that the Fund's participation in the Reorganization would be in the best interests of the Fund and would not dilute the interests of the Fund's shareholders. The Board of Trustees, including the Independent Trustees, unanimously recommends that shareholders of the Fund approve the Reorganization.

Description of the Securities to Be Issued

     Scudder Managed Municipal Bonds is a series of the Acquiring Trust, a Massachusetts business trust established under a Declaration of Trust dated September 24, 1976, as amended. The Acquiring Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees of the Acquiring Trust are authorized to divide the Acquiring Trust's shares into separate series. Scudder Managed Municipal Bonds is one of two series of the Acquiring Trust that the board has created to date. The Trustees of the Acquiring Trust are also authorized to further divide the shares of the series of the Acquiring Trust into classes. The shares of Scudder Managed Municipal Bonds are currently divided into five classes, Class S, Class AARP, Class A, Class B and Class C. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes bear different expense levels because distribution costs and certain other expenses approved by the Trustees of the Acquiring Trust are borne directly by the class incurring such expenses.

     Each share of each class of Scudder Managed Municipal Bonds represents an interest in Scudder Managed Municipal Bonds that is equal to and proportionate with each other share of that class of Scudder Managed Municipal Bonds. Scudder Managed Municipal Bonds shareholders are entitled to one vote per share held on matters on which they are entitled to vote. In the areas of shareholder voting and the powers and conduct of the Trustees, there are no material differences between the rights of shareholders of the Fund and the rights of shareholders of Scudder Managed Municipal Bonds[, except as described under "Other Differences Between the
Funds: Charter Documents" above].

Federal Income Tax Consequences

     The Reorganization is conditioned upon the receipt by each Fund of an opinion from Willkie Farr & Gallagher substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to Scudder Managed Municipal Bonds of all or substantially all of the assets of the Fund in exchange solely for Class A, Class B and Class C shares and the assumption by Scudder Managed Municipal Bonds of all of the liabilities of the Fund, followed by the distribution of such shares to the Fund's shareholders in exchange for their shares of the Fund in complete liquidation of the Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and Scudder Managed Municipal Bonds and the Fund will each be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Fund upon the transfer of all or substantially all of its assets to Scudder Managed Municipal Bonds in exchange solely for Class A, Class B and Class C shares and the assumption by Scudder Managed Municipal Bonds of all of the liabilities of the Fund or upon the distribution of the Class A, Class B and Class C shares to shareholders of the Fund in exchange for their shares of the Fund; (iii) the basis of the assets of the Fund in the hands of Scudder Managed Municipal Bonds will be the same as the basis of such assets of the Fund immediately prior to the transfer; (iv) the holding period of the assets of the Fund in the hands of Scudder Managed Municipal Bonds will include the period during which such assets were held by the Fund; (v) no gain or loss will be recognized by Scudder Managed Municipal Bonds upon the receipt of the assets of the Fund in exchange for Class A, Class B and Class C shares and the assumption by Scudder Managed Municipal Bonds of all of the liabilities of the Fund; (vi) no gain or loss will be recognized by the shareholders of the Fund upon the receipt of the Class A, Class B and Class C shares solely in exchange for their shares of the Fund as part of the transaction; (vii) the basis of the Class A, Class B and Class C shares received by each shareholder of the Fund will be the same as the basis of the shares of the Fund exchanged therefor; and (viii) the holding period of Class A, Class B and Class C shares received by each shareholder of the Fund will include the holding period during which the shares of the Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Fund were held as capital assets in the hands of such shareholder of the Fund.

     After the Closing, Scudder Managed Municipal Bonds may dispose of certain securities received by it from the Fund in connection with the Reorganization, which may result in transaction costs and capital gains.

     While the Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, it has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters. It should be noted, however, that no portion of any distributions made by Scudder Managed Municipal Bonds will be exempt from Ohio State income taxes.

Legal Matters

     Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019. Certain legal matters concerning the issuance of shares of Scudder Managed Municipal Bonds will be passed on by Dechert, Ten Post Office Square - South, Boston, Massachusetts 02109.

Capitalization

     The following table shows on an unaudited basis the capitalization of Scudder Managed Municipal Bonds, Kemper Ohio Tax-Free Income Fund* and the Fund as of November 30, 2000 and on a pro forma basis as of that date, giving effect to the Reorganization(1):

                                                          Kemper Ohio
                                Scudder Managed             Tax-Free                            Pro Forma          Pro Forma
                                Municipal Bonds           Income Fund           Fund           Adjustments         (Combined)
                                -------------------     ----------------     ------------    ----------------   -----------------
Net Assets
Class S Shares                     $  768,364,686                                                       /(3)/   $   768,364,686
Class AARP Shares                  $1,446,292,965                                                       /(3)/   $ 1,446,292,965
Class A Shares                                           $24,673,336          $2,459,913,045            /(4)/   $ 2,484,586,381
Class B Shares                                           $10,715,941          $   61,127,564            /(5)/   $    71,843,505
Class C Shares                                           $ 2,330,951          $    8,056,799            /(6)/   $    10,387,750
                                   --------------        -----------          --------------     ----------     ---------------
Total Net Assets                   $2,214,657,651        $37,720,228          $2,529,097,408                    $ 4,781,475,287/(2)/
                                   ==============        ===========          ==============     ==========     ===============

Shares Outstanding
Class S Shares                         87,690,199                                                                    87,690,199
Class AARP Shares                     165,067,246                                                                   165,067,246
Class A Shares                                             2,482,322             253,434,706     27,711,554         283,628,582
Class B Shares                                             1,078,679               6,314,141        808,493           8,201,313
Class C Shares                                               234,615                 828,763        122,438           1,185,816

Net Asset Value per Share
Class S Shares                     $         8.76                                                               $          8.76
Class AARP Shares                  $         8.76                                                               $          8.76
Class A Shares                                           $      9.94          $         9.71                    $          8.76
Class B Shares                                           $      9.93          $         9.68                    $          8.76
Class C Shares                                           $      9.94          $         9.72                    $          8.76

* It is being proposed to shareholders of Kemper Ohio Tax-Free Income Fund, another fund advised by Scudder Kemper, that Scudder Managed Municipal Bonds acquire the net assets of that other fund. The closing of this other acquisition and the Closing are not contingent upon each other. Pro forma capitalization reflects the acquisition by Scudder Managed Municipal Bonds of both this other fund and the Fund.

(1) Assumes the Reorganization had been consummated on November 30, 2000, and is for informational purposes only. No assurance can be given as to how many shares of Scudder Managed Municipal Bonds will be received by the shareholders of Kemper Ohio Tax-Free

     Income Fund and the Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Scudder Managed Municipal Bonds that actually will be received on or after such date.

(2) Pro forma (combined) net assets do not reflect expense reductions that would result from the implementation of Scudder Managed Municipal Bonds Administrative Fee.

(3) Represents one-time proxy, legal, accounting and other costs of the Reorganization to be borne by the Scudder Managed Municipal Bonds.

(4) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxx and $xxxxx to be borne by the Class A shares of Kemper Ohio Tax-Free Income Fund and the Fund, respectively.

(5) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxx and $xxxxx to be borne by the Class B shares of Kemper Ohio Tax-Free Income Fund and the Fund, respectively.

(6) Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxx and $xxxxx to be borne by the Class C shares of Kemper Ohio Tax-Free Income Fund and the Fund, respectively.

   The Board of Trustees unanimously recommends that the shareholders of the
                     Fund vote in favor of this Proposal 2.

 PROPOSAL 3: RATIFICATION OR REJECTION OF THE SELECTION OF INDEPENDENT AUDITORS

          The Board of Trustees, including all of the Independent Trustees, has selected Ernst & Young LLP to act as independent auditors of the Fund for the Fund's current fiscal year and recommends that shareholders ratify such selection. However, if the Plan is approved, as described under Proposal 2, PricewaterhouseCoopers LLP will serve as the independent auditors for the combined fund. One or more representatives of Ernst & Young LLP are expected to be present at the Meeting and will have an opportunity to make a statement if they so desire. Such representatives are expected to be available to respond to appropriate questions posed by shareholders or management.

     The Board of Trustees unanimously recommends that shareholders of the
                     Fund vote in favor of this Proposal 3.

                             ADDITIONAL INFORMATION

Information about the Funds

          Additional information about the Trusts, the Funds and the Reorganization has been filed with the SEC and may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, MA
02110-4103, or by calling 1-800-[       ].

          The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material and other information about each of the Funds with the SEC. Such reports, proxy material and other information filed by the Acquiring Trust, and those filed by the Acquired Trust, can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the following SEC Regional Offices:
Northeast Regional Office, 7 World Trade Center, Suite 1300, New York, NY 10048; Southeast Regional Office, 1401 Brickell Avenue, Suite 200, Miami, FL 33131; Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Chicago, IL 60661-2511; Central Regional Office, 1801 California Street, Suite 4800, Denver, CO 80202-2648; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) which contains the prospectuses and statements of additional information for the Funds, materials that are incorporated by reference into the prospectuses and statements of additional information, and other information about the Trusts and the Funds.

General

          Proxy Solicitation. Proxy solicitation costs will be considered Reorganization expenses and will be allocated accordingly. See "The Proposed Transaction - Board Approval of the Proposed Transaction." In addition to solicitation by mail, certain officers and representatives of the Acquired Trust, officers and employees of Scudder Kemper and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally.

          Any shareholder of the Fund giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of the Fund, c/o Scudder Kemper Investments, Inc., at the address for the Fund shown at the beginning of this Proxy Statement/Prospectus) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of each Proposal.

          The presence at any shareholders' meeting, in person or by proxy, of the holders of at least 30% of the shares of the Acquired Trust (for a trust-wide vote) or the Fund (for a fund-wide vote) entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve any Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that Proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the Acquired Trust's (for a trust-wide vote) or the Fund's (for a fund-wide vote) shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of that Proposal and will vote against any such adjournment those proxies to be voted against that Proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

          The election of the Trustees under Proposal 1 requires the affirmative vote of a plurality of the shares of the Acquired Trust voting on such election. Approval of Proposal 2 requires the affirmative vote of the holders of a majority of the Fund's shares outstanding and entitled to vote thereon.
Approval of Proposal 3 requires the affirmative vote of a majority of the shares of the Fund voting at the Meeting. Abstentions and broker non-votes will not be counted in favor of, but will have no other effect on, Proposals 1 and 3, and will have the effect of a "no" vote on Proposal 2.

          Holders of record of the shares of the Fund at the close of business on March 5, 2001 will be entitled to one vote per share on all business of the
Meeting. As of February 5, 2001, there were [      ] Class A shares, [      ]
Class B shares and [      ] Class C shares of the Fund outstanding.

          [As of December 31, 2000, the officers and Trustees of the Acquiring Trust as a group owned beneficially less than 1% of the outstanding shares of each class of Scudder Managed Municipal Bonds.] Appendix 2 hereto sets forth the beneficial owners of more than 5% of each class of each Fund's shares, as well as the beneficial owners of more than 5% of the shares of each class of each other series of the Acquired Trust. To the best of each Trust's knowledge, as of December 31, 2000, no person owned beneficially more than 5% of any class of either Fund's outstanding shares or the shares of any other series of the Acquired Trust, except as stated on Appendix 2.

          Shareholder Communications Corporation ("SCC") has been engaged to
assist in the solicitation of proxies, at an estimated cost of $[        ].  As
the Meeting date approaches, certain shareholders of the Fund may receive a telephone call from a representative of SCC if their votes have not yet been received. Authorization to permit SCC to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

          In all cases where a telephonic proxy is solicited, the SCC representative is required to ask for each shareholder's full name and address, or the last four digits of the shareholder's social security or employer identification number, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the SCC representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to SCC, then the SCC representative has the responsibility to explain the process, read the Proposals on the proxy card(s), and ask for the shareholder's instructions on the Proposals. Although the SCC representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. SCC will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call SCC immediately if his or her instructions are not correctly reflected in the confirmation.

          Shareholders may also provide their voting instructions through telephone touch-tone voting or Internet voting. These options require shareholders to input a control number which is located on each voting instruction card. After inputting this number, shareholders will be prompted to provide their voting instructions on the Proposals. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote on the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions.

          If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card(s) originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card(s), they may contact SCC toll-free at 1-800-
[         ].  Any proxy given by a shareholder is revocable until voted at the
Meeting.

          Shareholder Proposals for Subsequent Meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a shareholder meeting subsequent to the Meeting, if any, should send their written proposals to the Secretary of the Acquired Trust, c/o Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, within a reasonable time before the solicitation of proxies for such meeting. The timely submission of a proposal does not guarantee its inclusion.

          Other Matters to Come Before the Meeting. The Board is not aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Acquired Trust and/or the Fund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) (OR TAKE ADVANTAGE OF AVAILABLE ELECTRONIC OR TELEPHONIC VOTING PROCEDURES) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.


By Order of the Board,

/s/ Philip J. Collora
Philip J. Collora
Secretary

                        INDEX OF EXHIBITS AND APPENDICES


EXHIBIT A:    FORM OF AGREEMENT AND PLAN OF REORGANIZATION...........

EXHIBIT B:    MANAGEMENT'S DISCUSSION OF SCUDDER MANAGED MUNICIPAL

              BONDS' PERFORMANCE.....................................

APPENDIX 1:   TRUSTEE AND NOMINEE SHAREHOLDINGS......................

APPENDIX 2:   BENEFICIAL OWNERS OF FUND SHARES.......................

                                   EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this [   ] day of [        ], 2001, by and among Scudder Municipal Trust (the
"Acquiring Trust"), a Massachusetts business trust, on behalf of Scudder Managed Municipal Bonds (the "Acquiring Fund"), a separate series of the Acquiring Trust, Kemper National Tax-Free Income Series (the "Acquired Trust" and, together with the Acquiring Trust, each a "Trust" and collectively the "Trusts"), a Massachusetts business trust, on behalf of Kemper Municipal Bond Fund (the "Acquired Fund" and, together with the Acquiring Fund, each a "Fund" and collectively the "Funds"), a separate series of the Acquired Trust, and Scudder Kemper Investments, Inc. ("Scudder Kemper"), investment adviser to the Funds (for purposes of Paragraph 10.2 of the Agreement only). The principal place of business of the Acquiring Trust is Two International Place, Boston, Massachusetts 02110-4103. The principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B and Class C voting shares of beneficial interest ($.01 par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class A, Class B and Class C shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all or substantially all of the Acquired Fund's assets as set forth in section 1.2, and the Acquiring Fund agrees in exchange therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A, Class B and Class C Acquiring Fund Shares determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund with respect to the Class A, Class B and Class C shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to the Acquired Fund board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund (the "Assets") shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles ("GAAP") applied consistently with those of the Acquired Fund's most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.6.

     1.4. On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.5. Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares (the "Acquired Fund Shareholders"), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class A, Class B and Class C Acquiring Fund Shares to be so credited to the Class A, Class B and Class C Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B and Class C shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.6. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.7. Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     1.8. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.   VALUATION

     2.1. The value of the Assets shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the business day immediately preceding the Closing Date, as defined in section 3.1 (the "Valuation Time") after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Trust's Declaration of Trust, as amended, and then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

     2.2. The net asset value of a Class A, Class B or Class C Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section
2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A, Class B and/or Class C Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of a Class A, Class B and/or Class C share, as applicable, shall be equal to the net asset value of one Class S Acquiring Fund Share.

     2.3. The number of the Class A, Class B and Class C Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined with respect to each such class by dividing the value of the Assets with respect to Class A, Class B and Class C shares of the Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

     2.4. All computations of value hereunder shall be made by or under the direction of each Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent accountants upon the reasonable request of the other Fund.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing of the transactions contemplated by this Agreement shall be June 11, 2001, or such later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Dechert, Ten Post Office Square - South, Boston, MA 02109, or at such other place and time as the parties may agree.

     3.2. The Acquired Fund shall deliver to Acquiring Fund on the Closing Date a schedule of Assets.

     3.3. State Street Bank and Trust Company ("State Street"), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     3.4. Kemper Service Company, as transfer agent for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class A, Class B and Class C Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

     3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A, Class B and Class C shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.6. The liabilities of the Acquired Fund shall include all of the Acquired Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund's board members.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

             (a) The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired

Fund is a separate series of the Acquired Trust duly designated in accordance with the applicable provisions of the Acquired Trust's Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

             (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

             (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

             (d) Other than with respect to contracts entered into in connection with the portfolio management of the Acquired Fund which shall terminate on or prior to the Closing Date, the Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result
(i) in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

             (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

             (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended September 30, 2000, have been audited by Ernst & Young LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

             (g) Since September 30, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

             (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

             (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

             (j) All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquired Fund Shareholders, under certain circumstances, could be held personally liable for obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of Kemper Service Company, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

             (k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

             (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

             (m) The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the "NASD")), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

             (n) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

             (o) The proxy statement of the Acquired Fund to be included in the Registration Statement referred to in section 5.7 (the "Proxy Statement"), insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act and 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

     4.2. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

             (a) The Acquiring Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquiring Trust's Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to the approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Trust duly designated in accordance with the applicable provisions of the Acquiring Trust's Declaration of Trust. The Acquiring Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have material adverse effect on the Acquiring Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

             (b) The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

             (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

             (d) The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result (i) in violation of Massachusetts law or of the Acquiring Trust's Declaration of Trust, as amended, or By-Laws, or (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

             (e) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

             (f) The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended May 31, 2000, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

             (g) Since May 31, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection
(g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

             (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

             (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

             (j) All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter's rights (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund shares;

             (k) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund Shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

             (l) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

             (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

             (n) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

             (o) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (p) The Proxy Statement to be included in the Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and Regulations of the 1933 Act, 1934 Act, and 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

          (q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1. The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to the Acquired Fund.

     5.2. Upon reasonable notice, the Acquiring Fund's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

     5.3. The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than May 24, 2001.

     5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5. The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     5.6. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.7. Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the "Registration Statement") in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Fund will file the Registration Statement, including the Proxy Statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the Proxy Statement referred to in section 4.1(o), all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

     5.8. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.9. The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

     5.10. The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

     5.11. As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     5.12. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.13. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trusts, the Acquiring Fund nor the Acquired

Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trusts, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher to render the tax opinion contemplated herein in section 8.5.

     5.14. At or immediately prior to the Closing, the Acquired Fund may declare and pay to its stockholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

     6.2. The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     6.3. The Acquired Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

           (a) The Acquiring Trust has been duly formed and is an existing business trust; (b) the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquiring Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Trust, (ii) the Acquiring Trust is duly registered as an investment company with the Commission and is not subject to any stop order; and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

          The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

     6.4. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

     6.5. The Acquiring Fund shall have (i) adopted a new investment management agreement[, (ii)/and entered into an administrative services agreement with Scudder Kemper and (iii)] adopted security valuation procedures identical to the Acquired Fund's, each in a form reasonably satisfactory to the Acquired Fund.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

     7.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Fund.

     7.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7.4. The Acquiring Fund shall have received on the Closing Date an opinion of Dechert, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

          (a) The Acquired Trust has been duly formed and is an existing business trust; (b) the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act; (c) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles; (d) the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund's assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust's Declaration of Trust, as amended, or By-laws; and (e) to the knowledge of such counsel, and without any independent investigation, (i) the Acquired Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Trust, (ii) the Acquired Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund's assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

          The delivery of such opinion is conditioned upon receipt by Dechert of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.


     7.5. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust's Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

     8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5. The parties shall have received an opinion of Willkie Farr & Gallagher addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all or substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (iii) the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer; (iv) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (vi) no gain or loss will be recognized by Acquired Fund Shareholders upon the receipt of the Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction; (vii) the basis of the Acquiring Fund Shares received by Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and (viii) the holding period of Acquiring Fund Shares received by Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of Acquired Fund Shareholders. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Trust and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.   INDEMNIFICATION

     9.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  FEES AND EXPENSES

     10.1. Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     10.2. The anticipated costs of the Reorganization allocable to the Acquired Fund are $308,913, which includes board meeting fees, legal, accounting and other consultant fees, and proxy solicitation costs. The amount of these costs allocated to Class C shares of the Acquired Fund are $399 out of $2,790 (14.30%). Scudder Kemper is bearing the remaining costs, including any cost overruns [(except that the Acquiring Fund is bearing the SEC and state registration and notice fees which are estimated to be $_________)]. Any such expenses which are so borne by Scudder Kemper will be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187. [Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.]

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of the Acquiring Fund and Acquired Fund in sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     12.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [ ], 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention:
Joseph R. Fleming, Esq., or to the Acquiring Fund, Two International Place, Boston, Massachusetts 02110-4103, with a copy to Dechert, Ten Post Office Square South, Boston, MA 02109-4603, Attention: Joseph R. Fleming, Esq., or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.  HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     15.4. References in this Agreement to each Trust mean and refer to the Board members of each Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which each Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust's Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust's Declaration of Trust.

     Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the "Obligated Fund"), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

     15.5. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                            SCUDDER MUNICIPAL TRUST
                                   on behalf of Scudder Managed Municipal Bonds


_____________________________
Secretary
                                   _________________________________
                                   By:______________________________
                                   Its:_____________________________


Attest: KEMPER NATIONAL TAX-FREE INCOME SERIES on behalf of Kemper Municipal Bond Fund


_____________________________
Secretary
                                   _________________________________
                                   By:______________________________
                                   Its:_____________________________



AGREED TO AND ACKNOWLEDGED
ONLY WITH RESPECT TO
PARAGRAPH 10.2 HERETO

SCUDDER KEMPER INVESTMENTS, INC.

_____________________________
By:__________________________
Its:_________________________

                                   EXHIBIT B


            Management's Discussion of Scudder Managed Municipal Bonds' Performance

Performance Update
--------------------------------------------------------------------------------
                                                                    May 31, 2000

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE


      Scudder Managed                       Lehman Brothers
      Municipal Bonds                     Municipal Bond Index*

          '90    10000                         10000
          '91    11031                         11008
          '92    12112                         12090
          '93    13694                         13537
          '94    13955                         13871
          '95    15135                         15135
          '96    15830                         15826
          '97    17129                         17139
          '98    18706                         18748
          '99    19462                         19624
          '00    19342                         19452

               Yearly periods ended May 31

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------
                                                            Total Return
                                     Growth of                           Average
Period ended 5/31/2000                $10,000          Cumulative         Annual
--------------------------------------------------------------------------------
Scudder Managed Municipal Bonds
--------------------------------------------------------------------------------
1 year                                $   9,938           -.62%          -.62%
--------------------------------------------------------------------------------
5 year                                $  12,780          27.80%          5.03%
--------------------------------------------------------------------------------
10 year                               $  19,342          93.42%          6.82%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index*
--------------------------------------------------------------------------------
1 year                                $   9,912           -.88%          -.88%
--------------------------------------------------------------------------------
5 year                                $  12,853          28.53%          5.14%
--------------------------------------------------------------------------------
10 year                               $  19,452          94.52%          6.87%
--------------------------------------------------------------------------------

* The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of the long-term, investment grade tax-exempt bond market consisting of municipal bonds with a maturity of at least two years. Index returns assume dividends are reinvested and, unlike Fund returns, do not reflect any fees or expenses.

   All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                                    May 31, 2000

Dear Shareholders,

Scudder Managed Municipal Bonds achieved its objectives and distinguished itself by ranking in the top 2% of similar funds for total return performance during the 12 months ended May 31, 2000. The fund's most recent fiscal year comprised one of the most difficult periods for fixed-income investments since 1994, however, as the Federal Reserve Board Open Market Committee (FOMC) raised short-term interest rates 175 basis points (1.75%) to 6.50%. Reflecting this adverse environment, the fund posted a -0.62% total return for the 12 months ended May 31, 2000. This return placed the fund fourth out of 272 peers as compiled by Lipper Analytical Services, Inc. The fund's strong competitive results also placed it in the top 3% of similar funds for the one-, three-, and five-year periods as shown in the table below.

During the 12-month period, the Federal Reserve's resolve to head off inflation, coupled with weak investor demand for municipal bond funds, led to negative returns. Strong U.S. economic growth, the lowest unemployment rate in 30 years, and brisk consumer spending prompted the Fed to tighten monetary policy.

For the fund, the overriding challenge was to preserve capital. We are pleased to report that the fund's return outpaced the -3.29% return of similar municipal bond funds during the 12 months ended May 31, 2000. In addition, Scudder Managed Municipal Bonds received a


--------------------------------------------------------------------------------
Strong Competitive Results
(Average annual returns for periods ended May 31, 2000)
--------------------------------------------------------------------------------

               Scudder          Lipper
               Managed          Average                 Number of
           Municipal Bonds      Annual                    Funds      Percentile
Period         Return           Return    Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1 Year          -0.62%          -3.29%      4    of       272         Top 2%
--------------------------------------------------------------------------------
3 Years          4.13%           2.93%      6    of       223         Top 3%
--------------------------------------------------------------------------------
5 Years          5.03%           3.99%     13    of       183         Top 2%
--------------------------------------------------------------------------------
10 Years         6.82%           6.22%     10    of        84         Top 12%
--------------------------------------------------------------------------------

Past performance does not guarantee future results.

four-star (above average) rating from Morningstar as of May 31 (see page 2 for additional information). Please turn to the Performance Update on page 5 for more information on the fund's long-term progress, including comparisons with the unmanaged Lehman Brothers Municipal Bond Index.

The Treasury Initiates A Buyback

Contrasting with the pressures on fixed income markets generated by FOMC interest rate increases, in February the U.S. Treasury announced plans to buy back some long-term debt and hold fewer debt auctions. This development generated a welcome rally following five months of negative fixed-income performance. The Treasury said that it plans to buy back 30-year government bonds and reduce auctions all along the maturity spectrum.

Intermediate- and long-term bonds typically provide higher yields than securities maturing in a year or less since they involve more interest-rate risk. This pattern held true for both Treasuries and municipal bonds in the autumn and winter of 1999. However, as 2000 began, the Treasury yield curve inverted, so that by May 31, 2000, one-year Treasury bills offered higher yields than 30-year bonds. While the municipal yield curve flattened during the period, it did not invert. Long-term municipal bond yields reached a historically attractive ratio -- providing nearly all of the yield of comparable-maturity Treasuries. Long-maturity municipal bonds typically yield about 85% to 90% of a similar-maturity Treasury.

Extending Maturity to Increase Yield

Scudder Managed Municipal Bonds' goal is to provide a high level of tax-free income from an actively managed portfolio consisting primarily of investment-grade municipal bonds. Over the course of the period, higher interest rates created challenges, but also provided opportunities to reposition the fund's portfolio to what we believe is a favorable stance over the near term. Accordingly, our recent portfolio strategy has been to:

1) purchase intermediate-term bonds. Over the period, the fund sold bonds in the 15-year or longer range when the municipal yield curve was historically flat, and purchased bonds in the five- to 12-year range. This portion of the yield curve currently offers the best relative yield and total return potential given the steepness of the curve.

2) recognize losses on certain bonds in order to offset capital gains in the fund's portfolio and carry losses forward in the future. This strategy provides us with additional flexibility to restructure the portfolio as needed, reducing concern about incurring significant capital gains when bonds are sold for a profit.

In addition, the fund has maintained its cautious stance on the market with respect to interest rate risk, increasing its average duration only as much as its competitive universe. As of May 31, the fund's average duration was 7.35 years. (Duration gives relative weight to both principal and interest payments through the life of a bond and has replaced average maturity as the standard measure of interest rate sensitivity among professional investors. Generally, the shorter the duration, the less sensitive a portfolio will be to changes in interest rates.)

Longer term, we continue to emphasize call protection when purchasing bonds for the fund's portfolio. (Generally a bond is called in by its issuer so that it can be refinanced at a lower prevailing rate.) Our call-protection strategy provides a more reliable income stream for the fund than would exist if the portfolio held a significant proportion of bonds that could be called in before their stated maturities.

Lastly, the fund's overall level of portfolio quality remains high, with over 73% of the fund's portfolio rated AAA or AA, or of equivalent quality. And diversification remains an important strategy for the fund, allowing us to spread risk over a large number of sectors, maturities, and geographic areas. As of May 31, the fund held securities issued in 28 states plus the District of Columbia, Virgin Islands, and Puerto Rico. The Portfolio Summary on page 8 provides more information about the fund's holdings, including quality, maturity, and sector representation.

Our Outlook

Given recent government statistics that suggest U.S. economic growth has begun to moderate and the fact that the Federal Reserve raised its short-term interest-rate target in May by 50 basis points, municipal bonds may benefit from a more stable interest rate environment over the coming months. We believe the municipal bond market provides attractive value, with yields of longer-maturity municipals still close to those of Treasuries. In January 2000, the average municipal bond yield as measured by The Bond Buyer's Revenue Bond Index, reached 6.35%, the highest level since August 1995.

We believe Scudder Managed Municipal Bonds is well positioned to benefit from historically attractive yields on longer-term municipal bonds. A moderately growing U.S. economy enhances municipal finances, which should continue to help bolster municipal credit ratings. And continuing volatility in the equity and taxable bond markets could prompt more investors to diversify their portfolios with tax-exempt bonds.

In terms of fund strategy, we will continue to seek competitive returns by purchasing bonds in the most attractive maturities with the best bond structure over the coming months. And rather than attempting to make investment decisions based on short-term market movements, we will search for the most attractively valued bonds as we seek a high level of tax-free income for our shareholders.

Thank you for investing with Scudder.

Sincerely,
Your Portfolio Management Team

/s/Philip G. Condon                                      /s/Ashton P. Goodfield
Philip G. Condon                                         Ashton P. Goodfield

                                  APPENDIX 1

                       Trustee and Nominee Shareholdings

                                  APPENDIX 2

                       Beneficial Owners of Fund Shares

          This Proxy Statement/Prospectus is accompanied by Scudder Managed Municipal Bonds' prospectus offering Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on January 4, 2001 (File No. 811-02671), and is incorporated by reference herein.

          Kemper Municipal Bond Fund's prospectus dated January 1, 2001, which was previously filed with the Commission via EDGAR on December 29, 2000 (File No. 811-2353), is incorporated by reference herein.

          Scudder Managed Municipal Bonds' statement of additional information offering Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Commission via EDGAR on January 4, 2001 (File No. 811-02671), is incorporated by reference herein.

                                    PART B

                            SCUDDER MUNICIPAL TRUST

            -------------------------------------------------------

                      Statement of Additional Information
                               March [  ], 2001

            -------------------------------------------------------

Acquisition of the Assets of                 By and in Exchange for Shares of
Kemper Municipal Bond Fund, a series of      Scudder Managed Municipal Bonds, a
Kemper National Tax-Free                     series of Scudder Municipal Trust
 Income Series                               (the "Acquiring Trust")
222 South Riverside Plaza                    Two International Place
Chicago, IL 60606                            Boston, MA 02110-4103

     This Statement of Additional Information is available to the shareholders of Kemper Municipal Bond Fund in connection with a proposed transaction whereby Scudder Managed Municipal Bonds will acquire all or substantially all of the assets and all of the liabilities of Kemper Municipal Bond Fund in exchange for shares of the Scudder Managed Municipal Bonds (the "Reorganization").

     This Statement of Additional Information of the Acquiring Trust contains material which may be of interest to investors but which is not included in the Proxy Statement/Prospectus of the Acquiring Trust relating to the Reorganization. This Statement of Additional Information consists of this cover page and the following documents:

1. Scudder Managed Municipal Bonds' statement of additional information offering Class A, Class B and Class C shares dated December 29, 2000, which was previously filed with the Securities and Exchange Commission (the "Commission") via EDGAR on January 4, 2001 (File No. 811-02671) and is incorporated by reference herein.

2. Scudder Managed Municipal Bonds' annual report to shareholders for the fiscal year ended May 31, 2000, which was previously filed with the Commission via EDGAR on July 26, 2000 (File No. 811-02671) and is incorporated by reference herein.

3. Kemper Municipal Bond Fund's prospectus dated January 1, 2001, which was previously filed with the Commission via EDGAR on December 29, 2000 (File No. 811-2353) and is incorporated by reference herein.

4. Kemper Municipal Bond Fund's statement of additional information dated January 1, 2001, which was previously filed with the Commission via EDGAR on December 29, 2000 (File No. 811-2353) and is incorporated by reference herein.

5. Kemper Municipal Bond Fund's annual report to shareholders for the fiscal year ended September 30, 2000, which was previously filed with the Commission via EDGAR on December 1, 2000 (File No. 811-2353) and is incorporated by reference herein.

6. The financial statements and schedules of Scudder Managed Municipal Bonds and Kemper Municipal Bond Fund required by Regulation S-X for the periods specified in Article 3 thereof, which are filed herein.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated March [ ], 2001 relating to the Reorganization may be obtained by writing Kemper Municipal Bond Fund at 222 South Riverside Drive,
Chicago, IL 60606 or by calling [        ] at 1-800-[    ]. This Statement of
Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                    ANNEX A

Ratings of Municipal Obligations

          The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade. Moody's judges municipal bonds rated Ba to have speculative elements, with very moderate protection of interest and principal payments and thereby not well safeguarded under any future conditions. Municipal bonds rated B by Moody's generally lack characteristics of desirable investments. Long-term assurance of the contract terms of B-rated municipal bonds, such as interest and principal payments, may be small. Securities rated Ba or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

          Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

          The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High grade), A (Good grade), BBB (Investment grade), BB (Below investment grade) and B. Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade. Debt rated BB by S&P faces major ongoing uncertainties or exposure to adverse conditions which could lead to inadequate capacity to meet timely interest and principal payments. Municipal bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

          S&P's top ratings for municipal notes are SP1 and SP2. The designation SP1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An SP2 designation indicates a satisfactory capacity to pay principal and interest.

          The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade. Fitch considers bonds rated BB to be speculative because the issuer's ability to pay interest and repay principal may be affected over time by adverse economic changes, although financial alternatives can be identified to assist the issuer in meeting its obligations. While bonds rated B are currently meeting debt service requirements, they are considered highly speculative in light of the issuer's limited margin of safety. Securities rated BB or below are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

          Commercial paper rated A1 or better by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

          The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

          The rating F1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

          Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

          Recently comparatively short-term obligations have been introduced in the municipal market. S&P, Moody's and Fitch rate such obligations. While the factors considered in municipal credit evaluations differ somewhat from those relevant to corporate credits, the rating designations and definitions used with respect to such obligations by S&P and Moody's are the same, respectively, as those used in their corporate commercial paper ratings.

                                                                                                         Scudder
                                                                                           Kemper        Managed
                                                                                         Municipal      Municipal      Pro Forma
                                                                      Kemper Ohio Tax      Bond           Bonds         Combined
                                                                      Free Par/Shares    Par/Shares     Par/Shares     Par/Shares
                  Security Name                                           Amount           Amount         Amount         Amount
                                                                      --------------------------------------------------------------
Short-Term Municipal Bond Investments - 0.3%
Alabama
North Alabama, Environmental Improvement Authority,
 Pollution Control Revenue, Variable Rate, 4.85%,
 12/01/2000                                                                                              1,100,000.00  1,100,000.00
Alaska
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Project B,
 4.2%, 12/01/2033                                                                          500,000.00      750,000.00  1,250,000.00
Kentucky
Kentucky Economic Development Authority Systems (Series C),
 Zero Coupon, 10/01/2016                                                                 6,500,000.00                  6,500,000.00
Louisiana
Louisiana State Offshore Terminal Port Authority Revenue
 Series 1992 VRDN, 4.24999932%, 9/01/2008                                                                1,500,000.00  1,500,000.00
Michigan
University of Michigan, Hospital Revenue, Series 1992 A,
 Daily Demand Note, 4.2%, 12/01/2019                                                     1,000,000.00                  1,000,000.00
New York
Long Island, NY, Power Authority New York Electricity,
 Revenue, Series 6, 4%, 5/01/2033                                                        2,900,000.00                  2,900,000.00
New York Municipal Water Authority, Series 1994 G, Variable
 Rate Demand Note, 3.7499%, 6/15/2024                                                    1,500,000.00                  1,500,000.00
Ohio
Ohio State Turnpike Community Revenue, Series A, 5.5%,
 2/15/2017                                                            1,000,000.00                                     1,000,000.00
Pennsylvania
Pennsylvania State Higher Education Facilities Authority
 Revenue, 3.85%, 11/02/2029                                                              4,200,000.00                  4,200,000.00
Texas
Harris County, TX, Health Facilities Authority Revenue,
 St. Lukes Episcopal Hospital, Series A, Daily Demand Note,
 4.15%, 2/15/2027                                                                                        3,000,000.00  3,000,000.00
Harris County, TX, Health Facilities Revenue,
St. Lukes Episcopal Hospital, Series B, 4.15%,                                                           4,100,000.00  4,100,000.00
 2/15/2027
North Central, TX, Health Facilities Development Corp.,
 Presbyterian Medical Center, Daily Demand Note, Series C,
 4.15%, 12/01/2015                                                                                       1,800,000.00  1,800,000.00
North Central, TX, Health Facilities Development Corp.,
 Presbyterian Medical Center, 1995 Series D,
 Daily Demand Note, 4.1%, 12/01/2015                                                     1,000,000.00                  1,000,000.00

Total Short-Term Municipal Bond Investments (Cost of $1,032,492,
 $15,937,840, $12,250,000, and $29,220,332 respectively)

Medium-Term Municipal Bond Investments - 0.3%
District Of Columbia
District of Columbia, Unrefunded Balance, Series B,
 6.125%, 06/01/2003                                                                                      3,905,000.00  3,905,000.00
Texas
Montgomery County, TX, Prerefunded, Capital Appreciation,
 Zero Coupon, 09/01/2003                                                                                   800,000.00    800,000.00
Montgomery County, TX, Prerefunded, Capital Appreciation,
 Zero Coupon, 09/01/2004                                                                                   795,000.00    795,000.00
Montgomery County, TX,Prerefunded, Capital Appreciation,
 Zero Coupon, 09/01/2005                                                                                   685,000.00    685,000.00
Montgomery County, TX, Unrefunded Balance, Capital Appreciation,
 Zero Coupon, 09/01/2003                                                                                 2,675,000.00  2,675,000.00
Montgomery County, TX, Unrefunded Balance, Capital Appreciation,
 Zero Coupon, 09/01/2004                                                                                 2,680,000.00  2,680,000.00
Montgomery County, TX, Unrefunded Balance, Capital Appreciation,
 Zero Coupon, 09/01/2005                                                                                 2,790,000.00  2,790,000.00
West Virginia
West Virginia ST Hospital Fin Authority, 6.75%, 09/01/2030                                               3,000,000.00  3,000,000.00

Total Medium-Term Municipal Bond Investments (Cost of $0, $0,
 $14,938,504, and $14,938,504, respectively)

Long-Term Municipal Bond Investments - 99.4%
Alabama
Birmingham, AL, Jefferson Civic Center, Special
 Tax Revenue, 7.4%, 01/01/2008                                                          12,000,000.00                 12,000,000.00
Alaska
Anchorage, AK, Electric Utilities Revenue, 6.5%, 12/01/2015                              5,000,000.00                  5,000,000.00
North Slope Borough, AK, General Obligation, Series 1994 B,
 Zero Coupon, 06/30/2004                                                                                30,500,000.00 30,500,000.00
North Slope Borough, AK, General Obligation, Series 1994 B,
 Zero Coupon, 06/30/2005                                                                                43,800,000.00 43,800,000.00
North Slope Borough, AK, General Obligation, Series 1995 A,
 Zero Coupon, 06/30/2006                                                                                11,000,000.00 11,000,000.00
North Slope Borough, AK, General Obligation, Series 1997A,
 Zero Coupon, 06/30/2008                                                                21,935,000.00    7,000,000.00 28,935,000.00
North Slope Borough, Alaska, General Obligation, 06/30/2011                                              5,000,000.00  5,000,000.00
Arizona
Arizona Municipal Finance Program, Certificate of Participation,
 Series 25, MBIA, 7.875%, 08/01/2014                                                                     3,500,000.00  3,500,000.00
Coconino County, AZ, Industrial Development Authority, Revenue,
 Guidance Center Income Project, Prerefunded 6/1/2001,
 9.25%, 06/01/2011                                                                         515,000.00                    515,000.00
Maricopa County, AZ, School District #6, Washington Elementary,
 Series B, FGIC, 4.1%, 07/01/2013                                                                        2,950,000.00  2,950,000.00
Maricopa County, AZ, School District No. 28, Kyrene
 Elementary School, Series 1993 B, Zero Coupon, 01/01/2006                                               4,905,000.00  4,905,000.00
Maricopa County, AZ, Unified School District #41, Gilbert School,
 FGIC, Zero Coupon, 01/01/2005                                                                           5,280,000.00  5,280,000.00
Phoenix, AZ, General Obligation, Partially Prerefunded, 6.375%,
 07/01/2013                                                                              7,400,000.00                  7,400,000.00
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue,
 6%, 07/01/2011                                                                                          4,105,000.00  4,105,000.00
Phoenix, AZ, Street & Highway User Revenue, Prerefunded 7/1/2002,
 6.25%, 07/01/2011                                                                      10,000,000.00                 10,000,000.00
Salt River Project, Arizona Agricultural Improvement, Revenue,
 Series C, 6.25%, 01/01/2019                                                             7,000,000.00                  7,000,000.00
Arkansas
Jonesboro, AR, Residential Housing, Revenue, St Bernards Regional
 Medical Center, Series A, 5.8%, 07/01/2012                                              4,025,000.00                  4,025,000.00
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 07/01/2010                     19,750,000.00                 19,750,000.00
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 07/01/2015                     13,080,000.00                 13,080,000.00
California
Alameda County, CA, Certificate of Participation, Santa Rita
 Jail Project, 5.375%, 06/01/2009                                                                        5,000,000.00  5,000,000.00
Banning, CA, Wastewater, Certificate of Participation, AMBAC,
 8%, 01/01/2019                                                                                            960,000.00    960,000.00
Banning, CA, Wastewater, Certificate of Participation, AMBAC,
 8%, 01/01/2019                                                                                          1,080,000.00  1,080,000.00
California Housing Finance Agency, Multi-Unit Rental Housing
 Revenue, Series 1992 A, 7.7%, 08/01/2010                                                                1,000,000.00  1,000,000.00
 California Pollution Control Financing Authority, Solid Waste
 Disposal Revenue, CanFibre of Riverside PJ, Series 1997 A,
 AMT, 9%, 07/01/2019                                                                                    12,000,000.00 12,000,000.00
California General Obligation, Series 1989, 6.25%, 10/01/2007                                            4,000,000.00  4,000,000.00
California General Obligation, Series 1990, 6.25%, 04/01/2008                                            5,000,000.00  5,000,000.00
California, General Obligation, Series 1991, 6.6%, 02/01/2009                                           15,600,000.00 15,600,000.00
State of California, General Obligation, 5.75%, 05/01/2010                              10,000,000.00                 10,000,000.00
California State Public Works Board, Lease Revenue, Series A,
 AMBAC insured, 6.3%, 12/01/2006                                                                         8,095,000.00  8,095,000.00
California Statewide Community Development Authority, Certificates
 of Participation, Lutheran Homes, Series 1999, 5.5%,
 11/15/2008                                                                                              2,250,000.00  2,250,000.00
Foothill/ Eastern Corridor Agency, CA, Toll Road Revenue, Series A,
 Prerefunded 1/1/2007, 6.5%, 01/01/2032                                                 19,975,000.00                 19,975,000.00
Foothill/ Eastern Corridor Agency, CA, Toll Road Revenue, Series A,
 Prerefunded 1/1/2007, 6%, 1/1/2034                                                      8,400,000.00                  8,400,000.00
Foothill Eastern Transportation Corridor Agency, CA,
 Toll Road Revenue, Series 1995 A, Zero Coupon, 01/01/2015                                              11,000,000.00 11,000,000.00
Foothills Eastern Corridor Agency, California Toll Road Revenue,
 Series A, Zero Coupon, 01/01/2017                                                       5,000,000.00                  5,000,000.00
Foothill Eastern Transportation Corridor Agency, CA, Toll Road
 Revenue, Series 1995 A, Step-up Coupon, ETM, 0% to 1/1/2005,
 7.05% to, 01/01/2009                                                                                    5,000,000.00  5,000,000.00
Foothill Eastern Transportation Corridor Agency, CA, Toll Road
 Revenue, Series 1995 A, Step-up Coupon, Prerefunded 1/1/2010
 at 102, 0% to 1/1/2005, 7.1% to, 01/01/2011                                                             4,000,000.00  4,000,000.00
Foothill Eastern Transportation Corridor Agency, CA, Toll Road
 Revenue, Series 1995 A, Step-up Coupon, Prerefunded 1/1/2010
 at 102, 0% to 1/1/2005, 7.1% to, 01/01/2012                                                             4,000,000.00  4,000,000.00
Foothill Eastern Transportation Corridor Agency, CA, Toll Road
 Revenue, Series 1995 A, Step-up Coupon, Prerefunded 1/1/2010
 at 102, 0% to 1/1/2005, 7.15% to, 01/01/2014                                                            6,250,000.00  6,250,000.00
Foothill/ Eastern Corridor Agency, CA, Toll Road Revenue,
 Series A, Prerefunded 1/1/2010, 6%, 01/01/2016                                         20,400,000.00                 20,400,000.00
Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
 Series 1995 A, 5%, 01/01/2035                                                           7,850,000.00                  7,850,000.00

Los Angeles County, CA, Certificate of Participation,
 Disney Parking Project, Series 1993, Zero Coupon, 09/01/2007                                            4,030,000.00  4,030,000.00
Los Angeles County, CA, Certificate of Participation,
 Disney Parking Project, Series 1993, Zero Coupon, 09/01/2009                                            5,425,000.00  5,425,000.00
Los Angeles County, CA, Capital Asset Leasing, AMBAC,
 6%, 12/01/2006                                                                                          9,000,000.00  9,000,000.00
Madera County, CA, Certificates of Participation,
 Valley Childrens Hospital, 6.5%, 03/15/2010                                                             2,840,000.00  2,840,000.00
Murrieta Valley, CA, University School District,
 General Obligation, Series A, Zero Coupon, 09/01/2014                                   4,235,000.00                  4,235,000.00
Oakland, CA, Redevelopment Agency, Tax Allocation, AMBAC,
 6%, 02/01/2007                                                                                          2,000,000.00  2,000,000.00
Roseville, CA, Unified High School District,
 General Obligation, Series 1995 B, Zero Coupon, 08/01/2010                                              1,830,000.00  1,830,000.00
Roseville, CA, Unified High School District, General Obligation,
 Series 1995 B, Zero Coupon, 08/01/2015                                                                  1,000,000.00  1,000,000.00
San Diego, CA, Industrial Development Revenue, 6.8966%, 09/01/2019                       7,300,000.00                  7,300,000.00
San Diego, CA, Unified School District, General Obligation,
 Series A, Zero Coupon, 07/01/2014                                                       3,420,000.00                  3,420,000.00
San Diego County, CA, Water Authority Revenue, Certificate
 of Participation, FGIC, 5.632%, 04/25/2007                                                              6,300,000.00  6,300,000.00
San Diego, CA, Water Authority, Certificate of Participation,
 FGIC, 5.681%, 04/22/2009                                                                                4,500,000.00  4,500,000.00
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax
 Revenue Refunding, AMBAC, 6.75%, 07/01/2010                                                             2,000,000.00  2,000,000.00
San Joaquin, CA, Certificate of Participation, County Public
 Facilities Project, Series 1993, 5.5%, 11/15/2013                                                       3,895,000.00  3,895,000.00
San Joaquin Hills, CA, Revenue, Capital Appreciation,
 Series 1997 A, Zero Coupon, 01/15/2012                                                                  5,000,000.00  5,000,000.00
San Joaquin Hills, CA, Transportation, Revenue, Series A,
 Zero Coupon, 01/15/2013                                                                35,295,000.00                 35,295,000.00
San Joaquin Hills, CA, Transportation, Revenue, Series A,
 Zero Coupon, 01/15/2014                                                                14,905,000.00                 14,905,000.00
Ukiah, CA, Unified School District, Zero Coupon, 08/01/2015                              2,000,000.00                  2,000,000.00
Colorado
Arapahoe County, CO, Capital Improvements, Revenue, Series E,
 Prerefunded 8/31/2005, 7%, 08/31/2026                                                  25,525,000.00                 25,525,000.00
Colorado Dept Trans RevRevenue, non-callable, fixed, 6%, 06/15/2010                                      8,680,000.00  8,680,000.00
Colorado Health Facilities Authority Revenue, Covenant
 Retirement Community Project, 6.75%, 12/01/2025                                         4,150,000.00                  4,150,000.00
Colorado Health Facilities Authority Revenue, Covenant Retirement
 Community Project, 6.75%, 12/01/2015                                                    1,750,000.00                  1,750,000.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992, 8.25%, 10/01/2010                                                                          1,940,000.00  1,940,000.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992, 8.1%, 10/01/2005                                                                           2,030,000.00  2,030,000.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992, 8.15%, 10/01/2006                                                                          2,145,000.00  2,145,000.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992 A, 8.15%, 10/01/2007                                                                        2,320,000.00  2,320,000.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992 A, 8.2%, 10/01/2008                                                                         2,510,000.00  2,510,000.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992 A, 8.2%, 10/01/2009                                                                         2,725,000.00  2,725,000.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992, 8.25%, 10/01/2011                                                                          1,680,000.00  1,680,000.00

                                                                      Kemper Ohio                        Scudder         Pro Forma
                                                                       Tax Free         Kemper           Managed         Combined
                                                                     Market Value   Municipal Bond    Municipal Bond      Market
Security Name                                                             ($)      Market Value ($)  Market Value ($)    Value ($)
                                                                     ---------------------------------------------------------------
Short-Term Municipal Bond Investments - 0.3%
Alabama
North Alabama, Environmental Improvement Authority,
 Pollution Control Revenue, Variable Rate, 4.85%,
 12/01/2000                                                                                             1,100,000.00    1,100,000.00
Alaska
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Project B,
 4.2%, 12/01/2033                                                                      500,000.00         750,000.00    1,250,000.00
Kentucky
Kentucky Economic Development Authority Systems (Series C),
 Zero Coupon, 10/01/2016                                                             5,056,350.00                       5,056,350.00
Louisiana
Louisiana State Offshore Terminal Port Authority Revenue
 Series 1992 VRDN, 4.24999932%, 9/01/2008                                                               1,500,000.00    1,500,000.00
Michigan
University of Michigan, Hospital Revenue, Series 1992 A,
 Daily Demand Note, 4.2%, 12/01/2019                                                 1,000,000.00                       1,000,000.00
New York
Long Island, NY, Power Authority New York Electricity,
 Revenue, Series 6, 4%, 5/01/2033                                                    2,900,000.00                       2,900,000.00
New York Municipal Water Authority, Series 1994 G, Variable
 Rate Demand Note, 3.7499%, 6/15/2024                                                1,500,000.00                       1,500,000.00
Ohio
Ohio State Turnpike Community Revenue, Series A, 5.5%,
 2/15/2017                                                            1,034,170.00                                      1,034,170.00
Pennsylvania
Pennsylvania State Higher Education Facilities Authority
 Revenue, 3.85%, 11/02/2029                                                          4,200,000.00                       4,200,000.00
Texas
Harris County, TX, Health Facilities Authority Revenue,
 St. Lukes Episcopal Hospital, Series A, Daily Demand Note,
 4.15%, 2/15/2027                                                                                       3,000,000.00    3,000,000.00
Harris County, TX, Health Facilities Revenue,
 St. Lukes Episcopal Hospital, Series B, 4.15%,                                                         4,100,000.00    4,100,000.00
 2/15/2027
North Central, TX, Health Facilities Development Corp.,
 Presbyterian Medical Center, Daily Demand Note, Series C,
 4.15%, 12/01/2015                                                                                      1,800,000.00    1,800,000.00
North Central, TX, Health Facilities Development Corp.,
 Presbyterian Medical Center, 1995 Series D,
 Daily Demand Note, 4.1%, 12/01/2015                                                 1,000,000.00                       1,000,000.00

                                                                     ---------------------------------------------------------------
Total Short-Term Municipal Bond Investments (Cost of $1,032,492,
$15,937,840, $12,250,000, and $29,220,332 respectively)               1,034,170.00  16,156,350.00      12,250,000.00   29,440,520.00
                                                                     ===============================================================

Medium-Term Municipal Bond Investments - 0.3%
District Of Columbia
District of Columbia, Unrefunded Balance, Series B,
 6.125%, 06/01/2003                                                                                     4,046,868.00    4,046,868.00
Texas
Montgomery County, TX, Prerefunded, Capital Appreciation,
 Zero Coupon, 09/01/2003                                                                                  704,536.00      704,536.00
Montgomery County, TX, Prerefunded, Capital Appreciation,
 Zero Coupon, 09/01/2004                                                                                  667,323.00      667,323.00
Montgomery County, TX,Prerefunded, Capital Appreciation,
 Zero Coupon, 09/01/2005                                                                                  547,760.00      547,760.00
Montgomery County, TX, Unrefunded Balance, Capital Appreciation,
 Zero Coupon, 09/01/2003                                                                                2,353,251.00    2,353,251.00
Montgomery County, TX, Unrefunded Balance, Capital Appreciation,
 Zero Coupon, 09/01/2004                                                                                2,246,295.00    2,246,295.00
Montgomery County, TX, Unrefunded Balance, Capital Appreciation,
 Zero Coupon, 09/01/2005                                                                                2,225,862.00    2,225,862.00
West Virginia
West Virginia ST Hospital Fin Authority, 6.75%, 09/01/2030                                              3,051,180.00    3,051,180.00
                                                                     ---------------------------------------------------------------
Total Medium-Term Municipal Bond Investments (Cost of $0, $0,
 $14,938,504, and $14,938,504 , respectively)                                    -              -      15,843,075.00   15,843,075.00
                                                                     ===============================================================
Long-Term Municipal Bond Investments - 99.4%
Alabama
Birmingham, AL, Jefferson Civic Center, Special
 Tax Revenue, 7.4%, 01/01/2008                                                      12,020,520.00                      12,020,520.00
Alaska
Anchorage, AK, Electric Utilities Revenue, 6.5%, 12/01/2015                          5,730,600.00                       5,730,600.00
North Slope Borough, AK, General Obligation, Series 1994 B,
 Zero Coupon, 06/30/2004                                                                               25,723,700.00   25,723,700.00
North Slope Borough, AK, General Obligation, Series 1994 B,
 Zero Coupon, 06/30/2005                                                                               35,131,542.00   35,131,542.00
North Slope Borough, AK, General Obligation, Series 1995 A,
 Zero Coupon, 06/30/2006                                                                                8,385,630.00    8,385,630.00
North Slope Borough, AK, General Obligation, Series 1997A,
 Zero Coupon, 06/30/2008                                                            15,060,790.00       4,806,270.00   19,867,060.00
North Slope Borough, Alaska, General Obligation, 06/30/2011                                             2,906,850.00    2,906,850.00
Arizona
Arizona Municipal Finance Program, Certificate of Participation,
 Series 25, MBIA, 7.875%, 08/01/2014                                                                    4,422,600.00    4,422,600.00
Coconino County, AZ, Industrial Development Authority, Revenue,
 Guidance Center Income Project, Prerefunded 6/1/2001,
 9.25%, 06/01/2011                                                                     533,246.00                         533,246.00
Maricopa County, AZ, School District #6, Washington Elementary,
 Series B, FGIC, 4.1%, 07/01/2013                                                                       2,677,567.00    2,677,567.00
Maricopa County, AZ, School District No. 28, Kyrene
 Elementary School, Series 1993 B, Zero Coupon, 01/01/2006                                              3,861,265.00    3,861,265.00
Maricopa County, AZ, Unified School District #41, Gilbert School,
 FGIC, Zero Coupon, 01/01/2005                                                                          4,372,315.00    4,372,315.00
Phoenix, AZ, General Obligation, Partially Prerefunded, 6.375%,
 07/01/2013                                                                          7,730,262.00                       7,730,262.00
Phoenix, AZ,Civic Improvement Corp., Wastewater System Revenue,
 6%, 07/01/2011                                                                                         4,514,104.00    4,514,104.00
Phoenix, AZ, Street & Highway User Revenue, Prerefunded 7/1/2002,
 6.25%, 07/01/2011                                                                  10,435,200.00                      10,435,200.00
Salt River Project, Arizona Agricultural Improvement, Revenue,
 Series C, 6.25%, 01/01/2019                                                         7,229,320.00                       7,229,320.00
Arkansas
Jonesboro, AR, Residential Housing, Revenue, St Bernards Regional
 Medical Center, Series A, 5.8%, 07/01/2012                                          4,223,191.00                       4,223,191.00
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 07/01/2010                 22,296,367.00                      22,296,367.00
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 07/01/2015                 14,954,625.00                      14,954,625.00
California
Alameda County, CA, Certificate of Participation, Santa Rita
 Jail Project, 5.375%, 06/01/2009                                                                       5,348,200.00    5,348,200.00
Banning, CA, Wastewater, Certificate of Participation, AMBAC,
 8%, 01/01/2019                                                                                         1,249,651.00    1,249,651.00
Banning, CA, Wastewater, Certificate of Participation, AMBAC,
 8%, 01/01/2019                                                                                         1,376,643.00    1,376,643.00
California Housing Finance Agency, Multi-Unit Rental Housing
 Revenue, Series 1992 A, 7.7%, 08/01/2010                                                               1,057,750.00    1,057,750.00
 California Pollution Control Financing Authority, Solid Waste
 Disposal Revenue, CanFibre ofRiverside PJ, Series 1997 A,
 AMT, 9%, 07/01/2019                                                                                    7,560,000.00    7,560,000.00
California General Obligation, Series 1989, 6.25%, 10/01/2007                                           4,473,800.00    4,473,800.00
California General Obligation, Series 1990, 6.25%, 04/01/2008                                           5,612,550.00    5,612,550.00
California, General Obligation, Series 1991, 6.6%, 02/01/2009                                          17,956,848.00   17,956,848.00
State of California, General Obligation, 5.75%, 05/01/2010                          10,970,800.00                      10,970,800.00
California State Public Works Board, Lease Revenue, Series A,
 AMBAC insured, 6.3%, 12/01/2006                                                                        8,981,969.00    8,981,969.00
California Statewide Community Development Authority, Certificates
 of Participation, Lutheran Homes, Series 1999, 5.5%,
 11/15/2008                                                                                             2,415,397.00    2,415,397.00
Foothill/ Eastern Corridor Agency, CA, Toll Road Revenue, Series A,
 Prerefunded 1/1/2007, 6.5%, 01/01/2032                                             22,470,277.00                      22,470,277.00
Foothill/ Eastern Corridor Agency, CA, Toll Road Revenue, Series A,
 Prerefunded 1/1/2007, 6%, 1/1/2034                                                  9,230,256.00                       9,230,256.00
Foothill Eastern Transportation Corridor Agency, CA,
 Toll Road Revenue, Series 1995 A, Zero Coupon, 01/01/2015                                              5,312,010.00    5,312,010.00
Foothills Eastern Corridor Agency, California Toll Road Revenue,
 Series A, Zero Coupon, 01/01/2017                                                   2,113,600.00                       2,113,600.00
Foothill Eastern Transportation Corridor Agency, CA, Toll Road
 Revenue, Series 1995 A, Step-up Coupon, ETM, 0% to 1/1/2005,
 7.05% to, 01/01/2009                                                                                   4,452,700.00    4,452,700.00
Foothill Eastern Transportation Corridor Agency, CA, Toll Road
 Revenue, Series 1995 A, Step-up Coupon, Prerefunded 1/1/2010
 at 102, 0% to 1/1/2005, 7.1% to, 01/01/2011                                                            3,668,520.00    3,668,520.00
Foothill Eastern Transportation Corridor Agency, CA, Toll Road
 Revenue, Series 1995 A, Step-up Coupon, Prerefunded 1/1/2010
 at 102, 0% to 1/1/2005, 7.1% to, 01/01/2012                                                            3,668,520.00    3,668,520.00
Foothill Eastern Transportation Corridor Agency, CA , Toll Road
 Revenue, Series 1995 A, Step-up Coupon, Prerefunded 1/1/2010
 at 102, 0% to 1/1/2005, 7.15% to, 01/01/2014                                                           5,743,312.00    5,743,312.00
Foothill/ Eastern Corridor Agency, CA, Toll Road Revenue,
 Series A, Prerefunded 1/1/2010, 6%, 01/01/2016                                     22,960,404.00                      22,960,404.00
Foothill/Eastern Corridor Agency, CA, Toll Road Revenue,
 Series 1995 A, 5%, 01/01/2035                                                       7,359,218.00                       7,359,218.00

Los Angeles County, CA, Certificate of Participation,
 Disney Parking Project, Series 1993, Zero Coupon, 09/01/2007                                           2,890,033.00    2,890,033.00
Los Angeles County, CA, Certificate of Participation,
 Disney Parking Project, Series 1993, Zero Coupon, 09/01/2009                                           3,477,750.00    3,477,750.00
Los Angeles County, CA, Capital Asset Leasing, AMBAC,
 6%, 12/01/2006                                                                                         9,829,260.00    9,829,260.00
Madera County, CA, Certificates of Participation,
 Valley Childrens Hospital, 6.5%, 03/15/2010                                                            3,270,714.00    3,270,714.00
Murrieta Valley, CA, University School District,
 General Obligation, Series A, Zero Coupon, 09/01/2014                               2,091,835.00                       2,091,835.00
Oakland, CA, Redevelopment Agency, Tax Allocation, AMBAC,
 6%, 02/01/2007                                                                                         2,189,760.00    2,189,760.00
Roseville, CA, Unified High School District,
 General Obligation, Series 1995 B, Zero Coupon, 08/01/2010                                             1,161,738.00    1,161,738.00
Roseville, CA, Unified High School District, General Obligation,
 Series 1995 B, Zero Coupon, 08/01/2015                                                                   466,570.00      466,570.00
San Diego, CA, Industrial Development Revenue, 6.8966%, 09/01/2019                   7,929,406.00                       7,929,406.00
San Diego, CA, Unified School District, General Obligation,
 Series A, Zero Coupon, 07/01/2014                                                   1,694,781.00                       1,694,781.00
San Diego County, CA, Water Authority Revenue, Certificate
 of Participation, FGIC, 5.632%, 04/25/2007                                                             6,702,759.00    6,702,759.00
San Diego, CA, Water Authority, Certificate of Participation,
 FGIC, 5.681%, 04/22/2009                                                                               4,812,705.00    4,812,705.00
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax
 Revenue Refunding, AMBAC, 6.75%, 07/01/2010                                                            2,358,260.00    2,358,260.00
San Joaquin, CA, Certificate of Participation, County Public
 Facilities Project, Series 1993, 5.5%, 11/15/2013                                                      4,216,415.00    4,216,415.00
San Joaquin Hills, CA, Revenue, Capital Appreciation,
 Series 1997 A, Zero Coupon, 01/15/2012                                                                 2,888,000.00    2,888,000.00
San Joaquin Hills, CA, Transportation, Revenue, Series A,
 Zero Coupon, 01/15/2013                                                            19,154,243.00                      19,154,243.00
San Joaquin Hills, CA, Transportation, Revenue, Series A,
 Zero Coupon, 01/15/2014                                                             7,583,664.00                       7,583,664.00
Ukiah, CA, Unified School District, Zero Coupon, 08/01/2015                            933,140.00                         933,140.00
Colorado
Arapahoe County, CO, Capital Improvements, Revenue, Series E,
 Prerefunded 8/31/2005, 7%, 08/31/2026                                              28,838,400.00                      28,838,400.00
Colorado Dept Trans RevRevenue, non-callable, fixed, 6%, 06/15/2010                                     9,494,010.00    9,494,010.00
Colorado Health Facilities Authority Revenue, Covenant
 Retirement Community Project, 6.75%, 12/01/2025                                     4,164,857.00                       4,164,857.00
Colorado Health Facilities Authority Revenue, Covenant Retirement
 Community Project, 6.75%, 12/01/2015                                                1,778,717.00                       1,778,717.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992, 8.25%, 10/01/2010                                                                         2,068,971.00    2,068,971.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992, 8.1%, 10/01/2005                                                                          2,159,696.00    2,159,696.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992, 8.15%, 10/01/2006                                                                         2,283,910.00    2,283,910.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992 A, 8.15%, 10/01/2007                                                                       2,470,243.00    2,470,243.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992 A, 8.2%, 10/01/2008                                                                        2,674,706.00    2,674,706.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992 A, 8.2%, 10/01/2009                                                                        2,903,814.00    2,903,814.00
Colorado Housing Finance Authority Revenue, Multi-Family Mortgage,
 Series 1992, 8.25%, 10/01/2011                                                                         1,791,686.00    1,791,686.00

Colorado Housing Finance Authority Revenue,                          1,945,000.00    1,945,000.00                   2,074,303.00
 Multi-Family Mortgage, Series 1992, 8.25%,
 10/01/2012
Denver, CO, City and County School Districts,          3,000,000.00                  3,000,000.00    3,415,440.00
 General Obligation, Series A, 6.5%, 12/01/2010
Denver, CO, City and County School Districts,
 General Obligation, Series A, 6.5%, 06/01/2010        3,225,000.00                  3,225,000.00    3,645,991.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2012, 7.5%, 11/15/2012    5,940,000.00                  5,940,000.00    6,391,440.00
Denver, CO, City and County Airport Revenue,
 Series A, 7.4%, 11/15/2005                            1,250,000.00                  1,250,000.00    1,372,837.00
Denver, CO, City and County Airport Revenue,
 Series A, 7.5%, 11/15/2006                            1,000,000.00                  1,000,000.00    1,094,980.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2025, 7.25%, 11/15/2025   2,750,000.00                  2,750,000.00    2,946,212.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2025, 7.25%, 11/15/2025   7,000,000.00                  7,000,000.00    7,499,450.00
Denver, CO, City and County Airport Revenue,
 Series E, 5.25%, 11/15/2023                          10,000,000.00                 10,000,000.00    9,657,000.00
Denver, CO, City and County Airport Revenue,
 Series B, Prerefunded 11/15/2012, 7.25%, 11/15/2012   3,260,000.00                  3,260,000.00    3,487,515.00
Denver, CO, City and County Airport Revenue,
 Series C, Prerefunded 11/15/2002, 6.75%, 11/15/2022   1,380,000.00                  1,380,000.00    1,463,517.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2001, 8.75%, 11/15/2023   2,120,000.00                  2,120,000.00    2,245,652.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2004, 7.5%, 11/15/2023    1,240,000.00                  1,240,000.00    1,389,221.00
Denver, CO, City and County Airport Revenue,
 Series B, 7.25%, 11/15/2012                          12,715,000.00                 12,715,000.00   13,418,139.00
Denver, CO, City and County Airport Revenue,
 Series C, 6.75%, 11/15/2022                           5,180,000.00                  5,180,000.00    5,403,931.00
Denver, CO, City and County Airport, Unrefunded
 Balance, Revenue, Series A, 8.75%, 11/15/2023         5,880,000.00                  5,880,000.00    6,183,702.00
Denver, CO, City and County Airport, Unrefunded
 Balance, Revenue, Series A, 7.5%, 11/15/2023          5,945,000.00                  5,945,000.00    6,484,033.00
Denver Colo City & Cnty Arpt Rev,
 11.7732%, 11/15/2013                                                5,000,000.00    5,000,000.00                   5,603,500.00

Denver, CO, Urban Renewal Authority,
 Tax Increment Revenue, Pavilions-Convention, AMT,
 Series 1989, 7.5%, 09/01/2004                                         760,000.00      760,000.00                    795,233.00
Douglas County, CO, School District,
 General Obligation, 7%, 12/15/2013                   10,000,000.00                 10,000,000.00   11,915,000.00
Douglas County, CO, School District,
 General Obligation, Series A, 6.5%, 12/15/2016          715,000.00                    715,000.00      765,464.00
Colorado Public Highway Authority Revenue,
 Series A, 5.75%, 09/01/2014                          13,700,000.00                 13,700,000.00   14,648,451.00
Colorado Public Highway Authority Revenue,
 Series B, Zero Coupon, 09/01/2014                    11,295,000.00                 11,295,000.00    5,432,330.00
Colorado Public Highway Authority Revenue,
 Series B, Zero Coupon, 09/01/2015                    21,500,000.00                 21,500,000.00    9,709,185.00
Colorado Public Highway Authority Revenue,
 Series B, Zero Coupon, 09/01/2017                     5,000,000.00                  5,000,000.00    1,989,900.00
Colorado Public Highway Authority Revenue,
 Series B, Zero Coupon, 09/01/2018                    12,000,000.00                 12,000,000.00    4,487,520.00
Arapahoe E-470 Public Highway,
 Zero Coupon, 09/01/2020                               7,000,000.00                  7,000,000.00    2,306,570.00
E-470 Pub Hwy Auth Colo RevRevenue,
 Zero Coupon, 9/1/2024                                20,000,000.00                 20,000,000.00    5,179,000.00
E-470 Pub Hwy Auth Colo RevRevenue,
 Zero Coupon, 09/01/2024                              10,000,000.00                 10,000,000.00    2,595,400.00
E-470 Pub Hwy Auth Colo RevRevenue,
 Zero Coupon, 09/01/2025                              20,000,000.00                 20,000,000.00    4,892,600.00
E-470 Pub Hwy Auth Colo RevRevenue,
 Zero Coupon, 9/1/2034                                15,200,000.00                 15,200,000.00    1,239,864.00
Mesa County, CO, Residual Revenue,
 Single Family Housing, ETM, Series 1992,
 Zero Coupon, 12/01/2011                                            11,435,000.00   11,435,000.00                   6,584,501.00
Colorado Metropolitan Waste & Water Reclamation,
 Revenue, Series B, 6%, 04/01/2010                    11,505,000.00                 11,505,000.00   11,684,478.00

Connecticut
Bridgeport, CT, Series A, 6%, 07/15/2014               5,535,000.00                  5,535,000.00    5,972,431.00
Connecticut State General Obligation Series B,
 5.75%, 6/15/2012                                                    9,935,000.00    9,935,000.00                  10,622,998.00
Connecticut State General Obligation Series B,
 5.75%, 06/15/2013                                    11,260,000.00                 11,260,000.00   11,960,146.00
Connecticut StateGeneral Obligation Series B,
 5.875%, 06/15/2014                                    5,000,000.00                  5,000,000.00    5,346,250.00
Connecticut State, Series E, 6%, 03/15/2012            7,300,000.00                  7,300,000.00    8,039,417.00
Connecticut Special Tax Obligation Transportation
 Special Tax Series 10, 5.5%, 09/01/2013               7,480,000.00                  7,480,000.00    7,816,076.00
Greenwich, CT, Housing Authority Revenue,
 Series A, 6.35%, 09/01/2027                           2,640,000.00                  2,640,000.00    2,430,436.00
District Of Columbia
District of Columbia, General Obligation,
 Series B3, MBIA, 5.4%, 06/01/2006                                  10,000,000.00   10,000,000.00                  10,328,600.00
District of Columbia, General Obligation,
 Series 1993 B, 5.5%, 06/01/2008                                     3,225,000.00    3,225,000.00                   3,364,803.00
District of Columbia, General Obligation,
 Series B, MBIA, 5.5%, 06/01/2009                                    2,840,000.00    2,840,000.00                   2,966,380.00
District of Columbia, General Obligation,
 Series B, MBIA, 5.5%, 06/01/2012                                    1,050,000.00    1,050,000.00                   1,089,448.00
District of Columbia, General Obligation,
 Series 1989 B, Zero Coupon, 06/01/2003                              2,000,000.00    2,000,000.00                   1,781,780.00
District of Columbia, General Obligation,
 Series B, Prerefunded 6/1/2010, 6.3%, 06/01/2010      4,500,000.00                  4,500,000.00    4,705,650.00
District of Columbia, General Obligation,
 Series B, AMBAC, 5.4%, 06/01/2006                                  15,000,000.00   15,000,000.00                  15,492,900.00
District of Columbia, General Obligation,
 Series B, AMBAC, 5.5%, 06/01/2007                                  23,000,000.00   23,000,000.00                  23,948,750.00
District of Columbia, General Obligation,
 Series B, AMBAC, 5.5%, 06/01/2008                                  11,300,000.00   11,300,000.00                  11,789,855.00
District of Columbia, General Obligation,
 Series B, AMBAC, 5.5%, 06/01/2009                                  16,150,000.00   16,150,000.00                  16,868,675.00
District of Columbia, Certificate of Participation,
 Series 1993, 6.875%, 01/01/2003                                     1,380,000.00    1,380,000.00                   1,398,243.00
District of Columbia, Certificate of Participation,
 Series 1993, 7.3%, 01/01/2013                                       1,000,000.00    1,000,000.00                   1,046,790.00
District of Columbia, General Obligation,
 Prerefunded 8/1/99 at 100, MBIA Insured, 6.5%,
 06/01/2010                                                            110,000.00      110,000.00                     124,449.00
District of Columbia, Unrefunded Balance,
 MBIA Insured, 6.25%, 06/01/2010                                     2,160,000.00    2,160,000.00                   2,419,200.00
District of Columbia, Inverse Floating Rate Bond,
 11%, 12/07/2008                                      20,620,000.00                 20,620,000.00   22,067,317.00
District of Columbia, General Obligation,
 Inverse Floating Rate Note,
 Series 1999 B, 6.818%, 06/01/2010                                  12,500,000.00   12,500,000.00                  13,696,500.00
District of Columbia Redevelopment Land Agency,
 Revenue, 5.625%, 11/01/2010                           3,280,000.00                  3,280,000.00    3,301,385.00
District of Columbia, Water and Sewer Authority,
 Public Utility Revenue, Series 1998, 5.5%,
 10/01/2023                                                          5,000,000.00    5,000,000.00                   5,041,800.00
District of Columbia Water & Sewer Authority,
  Inverse Floating Rate Bond, Series 13, 7.875%,
  10/01/2013                                           1,210,000.00                  1,210,000.00    1,421,459.00
District of Columbia Water & Sewer Authority,
  Inverse Floating Rate Bond, Series 14, 7.873%,
  10/01/2014                                           1,970,000.00                  1,970,000.00    2,313,804.00
District of Columbia Water & Sewer Authority,
  Inverse Floating Rate Bond, Series 15, 7.87%,
  10/01/2015                                           3,565,000.00                  3,565,000.00    4,173,830.00
District of Columbia Water & Sewer Authority,
  Inverse Floating Rate Bond, Series 16, 7.87%,
  10/01/2016                                           2,750,000.00                  2,750,000.00    3,211,065.00

Florida
Broward County, FL, Resource Recovery
 Waste Energy Company, Revenue, 7.95%, 12/01/2008      7,665,000.00                  7,665,000.00    7,883,452.00
Collier County Florida Health Facilities,
 Authority Hospital Revenue, 01/01/2033                2,000,000.00                  2,000,000.00    2,000,000.00
Florida State Board of Education Lottery Revenue,
 Series A, 5.75%, 07/01/2012                           6,530,000.00                  6,530,000.00    6,997,809.00
Flordia St Dept Environmental Protn
Preservation RevRevenue, 5.75%, 07/01/2012            10,000,000.00                 10,000,000.00   10,716,400.00
Highlands County, FL, Health Facilities Authority
 Revenue, Adventist Health Systems, 5.25%,
 11/15/2028                                            5,300,000.00                  5,300,000.00    4,211,698.00
Hillsborough County, FL, Industrial Development,
 Revenue, Tampa Electric Project, 8%, 05/01/2022      10,000,000.00                 10,000,000.00   10,671,600.00
Jacksonville, FL, Health Facilities A, Revenue,
 Prerefunded 10/01/2012, 11.5%, 10/01/2012                10,000.00                     10,000.00       11,838.00
Jacksonville, FL, Health Facilities A, Revenue,
 Prerefunded 10/1/2012, 11.5%, 10/01/2012                 35,000.00                     35,000.00       43,461.00
Jacksonville, FL, Health Facilities A, Revenue,
 Prerefunded 10/1/2012, 11.5%, 10/01/2012                 40,000.00                     40,000.00       51,828.00
Jacksonville, FL, Health Facilities A, Revenue,
 Prerefunded 10/1/2012, 11.5%, 10/01/2012                 15,000.00                     15,000.00       20,200.00
Jacksonville, FL, Health Facilities A, Revenue,
 11.5%, 10/01/2012                                        85,000.00                     85,000.00      134,142.00
Lee County, FL, Airport Revenue,
 Series 14, 7.79%, 10/01/2013                          3,960,000.00                  3,960,000.00    4,571,107.00
Lee County, FL, Airport Revenue,
 Series 14, 8.04%, 10/01/2015                          1,500,000.00                  1,500,000.00    1,746,825.00
Lee County, FL, Airport Revenue,
 Series 14, 7.79%, 10/01/2020                          1,410,000.00                  1,410,000.00    1,550,732.00
Miami-Dade County, FL, Revenue,
 Series A, Zero Coupon, 10/01/2014                     2,195,000.00                  2,195,000.00    1,021,574.00
Miami-Dade County, FL, Special Obligation,
 Refunded, Series A, Zero Coupon, 10/01/2022           7,000,000.00                  7,000,000.00    1,923,110.00
Orange County, FL, Health Facilities,
 Revenue, 6.25%, 10/01/2016                              710,000.00                    710,000.00      791,756.00
Orange County, FL, Health Facilities,
 Revenue, 6.25%, 10/01/2018                              290,000.00                    290,000.00      322,393.00
Orange County, FL, Health Facilities Authority,
 Revenue, Orlando Regional Healthcare, 6.25%,
 10/01/2021                                            6,000,000.00                  6,000,000.00    6,668,820.00
Orlando, FL, Utilities Commission Water and
 Electricity, Revenue, 6.75%, 10/01/2017               3,500,000.00                  3,500,000.00    4,070,150.00
Palm Beach County, FL, Solid Waste Authority
 Revenue, Series A, Zero Coupon, 10/01/2013           20,000,000.00                 20,000,000.00   10,269,200.00
Sunrise, FL, Utilities System Revenue,
 Refunded, 5.5%, 10/01/2018                           10,000,000.00                 10,000,000.00   10,327,500.00

Georgia
Atlanta, GA, Airport Revenue,
 General Obligation, Series B, 5.75%, 01/01/2010       4,240,000.00                  4,240,000.00    4,487,192.00
Atlanta, GA, Airport Revenue, General Obligation,
 Series B, 5.75%, 01/01/2011                           1,590,000.00                  1,590,000.00    1,678,976.00
Atlanta, GA, Airport Revenue,
 General Obligation, Series C, 6%, 01/01/2011                        7,375,000.00    7,375,000.00                   7,938,155.00
Atlanta, GA, Airport Revenue, General Obligation,
 Series C, 6.125%, 01/01/2012                                        7,735,000.00    7,735,000.00                   8,392,552.00
Atlanta, GA, Water & Wastewater Revenue,
 Series A, 5.5%, 11/01/2019                           13,000,000.00                 13,000,000.00   13,346,840.00
Burke County, GA, Development Authority,
 Pollution Control Revenue,
 Votgle Project, 7.7%, 01/01/2006                                    5,000,000.00    5,000,000.00                   5,459,500.00
Chatham County, GA, School District,
 General Obligation, Prerefunded 8/1/2001, 6.15%,
 08/01/2010                                            7,300,000.00                  7,300,000.00    7,527,833.00
Cobb County, GA, Kennestone Hospital Authority,
 Series A, MBIA, 5.625%, 04/01/2011                                  2,305,000.00    2,305,000.00                   2,430,484.00
Fulton County, GA, Housing Authority Single,
 Revenue, 6.55%, 03/01/2018                              175,000.00                    175,000.00      179,203.00
Fulton County, GA, Housing Authority Single,
 Revenue, Series A, 6.6%, 03/01/2028                   2,660,000.00                  2,660,000.00    2,744,667.00
Georgia State, Series C, 5.75%, 09/01/2013             4,600,000.00                  4,600,000.00    4,964,872.00
 State of Georgia, General Obligation,
 5.5%, 09/01/2014                                      5,485,000.00                  5,485,000.00    5,768,903.00
Georgia State, General Obligation Series C,
 6%, 07/01/2011                                       13,480,000.00                 13,480,000.00   14,770,305.00
Georgia State(Series D),
 5.75%, 10/01/2013                                     5,000,000.00                  5,000,000.00    5,318,150.00
Georgia State Housing & Financial Authority
 Revenue, Single Family Mortgage, 6.25%, 12/01/2028   12,455,000.00                 12,455,000.00   12,793,402.00
Georgia Municipal Electric Authority,
 Power Revenue, Series 1991 V, 6.5%, 01/01/2012                      5,000,000.00    5,000,000.00                   5,648,050.00
Georgia Municipal Electricity Authority,
 Power Revenue, Series 1997 X, 6.5%, 01/01/2012                      3,500,000.00    3,500,000.00                   3,953,635.00
Municipal Electric Authority Power Revenue,
 Series Y, 6.4%, 01/01/2013                                          3,500,000.00    3,500,000.00                   3,929,800.00
Georgia Municipal Electric Authority,
 Power Revenue, Series W, 6.6%, 01/01/2018             3,500,000.00                  3,500,000.00    4,030,670.00
Georgia Municipal Electric Authority Power Revenue,
 RITES-PA 786, 6.3324%, 01/01/2016                                   4,600,000.00    4,600,000.00                   5,745,814.00
Macon-Bibb County, GA, Hospital Authority,
 Medical Center of Central Georgia,
 Series C, FGIC, 5.25%, 08/01/2011                                   3,000,000.00    3,000,000.00                   3,072,450.00

Hawaii
State of Hawaii, General Obligation,
 Series CT, 5.7%, 09/01/2013                                        18,095,000.00   18,095,000.00                  19,027,616.00
State of Hawaii, General Obligation,
 Series C, 5.75%, 09/01/2014                           5,000,000.00                  5,000,000.00    5,264,300.00
State of Hawaii, General Obligation,
 Series C, 5.8%, 09/01/2015                            5,000,000.00                  5,000,000.00    5,259,350.00
Hawaii State, Series CU, 5.875%, 10/01/2014                          1,500,000.00    1,500,000.00                   1,591,905.00
Hawaii St, Series CU, 5.875%, 10/01/2015                             2,855,000.00    2,855,000.00                   3,016,336.00
State of Hawaii, General Obligation, 5.25%,
 10/1/2020                                             2,325,000.00                  2,325,000.00    2,267,479.00
Hawaii St Arpts Systems Revenue, 6.5%, 07/01/2013                    6,680,000.00    6,680,000.00                   7,382,869.00

Illinois
Central Lake County, IL, Joint Action Water Agency,
 Refunding Revenue, MBIA, Zero Coupon,
 05/01/2002                                                          2,245,000.00    2,245,000.00                   2,103,475.00
Central Lake County, IL, Joint Action Water Agency,
 Series 1991, Zero Coupon, 05/01/2004                                2,445,000.00    2,445,000.00                   2,081,697.00
Chicago, IL, General Obligation,
 Series A, MBIA, 5.375%, 01/01/2013                                 15,410,000.00   15,410,000.00                  15,851,188.00
Chicago, IL, General Obligation,
 Certificate of Participation, Emergency
 Telephone Systems, Series 1993, 5.6%, 1/1/2009                      7,200,000.00    7,200,000.00                   7,648,848.00
Chicago, IL, General Obligation,
 Series B, AMBAC, 5%, 01/01/2010                                     5,200,000.00    5,200,000.00                   5,250,856.00
Chicago, IL, General Obligation, Series B, 5%,
 01/01/2011                                                          1,620,000.00    1,620,000.00                   1,633,348.00
Chicago, IL, General Obligation,
 Series B, AMBAC, 5.125%, 01/01/2015                                 9,550,000.00    9,550,000.00                   9,530,613.00
Chicago, IL, General Obligation, AMBAC, 6.25%,
 01/01/2011                                                          3,000,000.00    3,000,000.00                   3,327,960.00
Chicago, IL, Capital Appreciation, City Colleges,
 Zero Coupon, 01/01/2017                              20,000,000.00                 20,000,000.00    8,264,600.00
Chicago, IL, Board of Education,
 Certificates of Participation,
 Series A, 6.25%, 01/01/2009                           6,735,000.00                  6,735,000.00    7,352,128.00
Chicago, IL, General Obligation Lease,
 Board of Education,
 Series A, MBIA, 6.25%, 01/01/2010                                  11,550,000.00   11,550,000.00                  12,712,969.00
Chicago, IL, Board of Education,
 Certificates of Participation,
 Series A, 6.25%, 01/01/2011                          10,000,000.00                 10,000,000.00   11,093,200.00
Chicago, IL, General Obligation Lease,
 Certificate of Participation, Board of Education,
 Series 1992 A, 6 .25%, 01/01/2015                                  28,725,000.00   28,725,000.00                  31,937,604.00
Chicago, IL, General Obligation Lease,
 Board of Education,
 Series A, MBIA Insured, 6%, 01/01/2016                             11,025,000.00   11,025,000.00                  11,968,850.00
Chicago, IL, Board of Education,
 Certificates of Participation,
 Series A, 6%, 01/01/2020                                           36,625,000.00   36,625,000.00                  39,516,910.00
Chicago, IL, General Obligation Lease,
 Board of Education,
 MBIA Insured, Series 1996, 6.25%, 12/01/2011                        1,600,000.00    1,600,000.00                   1,787,088.00
Chicago, IL, Board of Education, General
 Obligation, Chicago School Reform, 6%, 12/01/2016          5,000,000.00             5,000,000.00    5,244,150.00

Colorado Housing Finance Authority Revenue,
 Multi-Family Mortgage, Series 1992, 8.25%,
 10/01/2012                                                 2,074,303.00
Denver, CO, City and County School Districts,
 General Obligation, Series A, 6.5%, 12/01/2010             3,415,440.00
Denver, CO, City and County School Districts,
 General Obligation, Series A, 6.5%, 06/01/2010             3,645,991.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2012, 7.5%, 11/15/2012         6,391,440.00
Denver, CO, City and County Airport Revenue,
 Series A, 7.4%, 11/15/2005
Denver, CO, City and County Airport Revenue,                1,372,837.00
 Series A, 7.5%, 11/15/2006                                 1,094,980.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2025, 7.25%, 11/15/2025        2,946,212.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2025, 7.25%, 11/15/2025        7,499,450.00
Denver, CO, City and County Airport Revenue,
 Series E, 5.25%, 11/15/2023                                9,657,000.00
Denver, CO, City and County Airport Revenue,
 Series B, Prerefunded 11/15/2012, 7.25%, 11/15/2012        3,487,515.00
Denver, CO, City and County Airport Revenue,
 Series C, Prerefunded 11/15/2002, 6.75%, 11/15/2022        1,463,517.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2001, 8.75%, 11/15/2023        2,245,652.00
Denver, CO, City and County Airport Revenue,
 Series A, Prerefunded 11/15/2004, 7.5%, 11/15/2023         1,389,221.00
Denver, CO, City and County Airport Revenue,
 Series B, 7.25%, 11/15/2012                               13,418,139.00
Denver, CO, City and County Airport Revenue,
 Series C, 6.75%, 11/15/2022                                5,403,931.00
Denver, CO, City and County Airport, Unrefunded
 Balance, Revenue, Series A, 8.75%, 11/15/2023              6,183,702.00
Denver, CO, City and County Airport, Unrefunded
 Balance, Revenue, Series A, 7.5%, 11/15/2023               6,484,033.00
Denver Colo City & Cnty Arpt Rev,
 11.7732%, 11/15/2013                                       5,603,500.00

Denver, CO, Urban Renewal Authority,
 Tax Increment Revenue, Pavilions-Convention, AMT,
 Series 1989, 7.5%, 09/01/2004                               795,233.00
Douglas County, CO, School District,
 General Obligation, 7%, 12/15/2013                       11,915,000.00
Douglas County, CO, School District,
 General Obligation, Series A, 6.5%, 12/15/2016              765,464.00
Colorado Public Highway Authority Revenue,
 Series A, 5.75%, 09/01/2014                              14,648,451.00
Colorado Public Highway Authority Revenue,
 Series B, Zero Coupon, 09/01/2014                         5,432,330.00
Colorado Public Highway Authority Revenue,
 Series B, Zero Coupon, 09/01/2015                         9,709,185.00
Colorado Public Highway Authority Revenue,
 Series B, Zero Coupon, 09/01/2017                         1,989,900.00
Colorado Public Highway Authority Revenue,
 Series B, Zero Coupon, 09/01/2018                         4,487,520.00
Arapahoe E-470 Public Highway,
 Zero Coupon, 09/01/2020                                   2,306,570.00
E-470 Pub Hwy Auth Colo RevRevenue,
 Zero Coupon, 9/1/2024                                     5,179,000.00
E-470 Pub Hwy Auth Colo RevRevenue,
 Zero Coupon, 09/01/2024                                   2,595,400.00
E-470 Pub Hwy Auth Colo RevRevenue,
 Zero Coupon, 09/01/2025                                   4,892,600.00
E-470 Pub Hwy Auth Colo RevRevenue,
 Zero Coupon, 9/1/2034                                     1,239,864.00
Mesa County, CO, Residual Revenue,
 Single Family Housing, ETM, Series 1992,
 Zero Coupon, 12/01/2011                                   6,584,501.00
Colorado Metropolitan Waste & Water Reclamation,
 Revenue, Series B, 6%, 04/01/2010                        11,684,478.00

Connecticut
Bridgeport, CT, Series A, 6%, 07/15/2014                   5,972,431.00
Connecticut StateGeneral Obligation Series B,
 5.75%, 6/15/2012                                         10,622,998.00
Connecticut StateGeneral Obligation Series B,
 5.75%, 06/15/2013                                        11,960,146.00
Connecticut StateGeneral Obligation Series B,
 5.875%, 06/15/2014                                        5,346,250.00
Connecticut State, Series E, 6%, 03/15/2012                8,039,417.00
Connecticut Special Tax Obligation Transportation
 Special Tax Series 10, 5.5%, 09/01/2013                   7,816,076.00
Greenwich, CT, Housing Authority Revenue,
 Series A, 6.35%, 09/01/2027                               2,430,436.00
District Of Columbia
District of Columbia, General Obligation,
 Series B3, MBIA, 5.4%, 06/01/2006                        10,328,600.00
District of Columbia, General Obligation,
 Series 1993 B, 5.5%, 06/01/2008                           3,364,803.00
District of Columbia, General Obligation,
 Series B, MBIA, 5.5%, 06/01/2009                          2,966,380.00
District of Columbia, General Obligation,
 Series B, MBIA, 5.5%, 06/01/2012                          1,089,448.00
District of Columbia, General Obligation,
 Series 1989 B, Zero Coupon, 06/01/2003                    1,781,780.00
District of Columbia, General Obligation,
 Series B, Prerefunded 6/1/2010, 6.3%, 06/01/2010          4,705,650.00
District of Columbia, General Obligation,
 Series B, AMBAC, 5.4%, 06/01/2006                        15,492,900.00
District of Columbia, General Obligation,
 Series B, AMBAC, 5.5%, 06/01/2007                        23,948,750.00
District of Columbia, General Obligation,
 Series B, AMBAC, 5.5%, 06/01/2008                        11,789,855.00
District of Columbia, General Obligation,
 Series B, AMBAC, 5.5%, 06/01/2009                        16,868,675.00
District of Columbia, Certificate of Participation,
 Series 1993, 6.875%, 01/01/2003                           1,398,243.00
District of Columbia, Certificate of Participation,
 Series 1993, 7.3%, 01/01/2013                             1,046,790.00
District of Columbia, General Obligation,
 Prerefunded 8/1/99 at 100, MBIA Insured, 6.5%,
 06/01/2010                                                  124,449.00
District of Columbia, Unrefunded Balance,
 MBIA Insured, 6.25%, 06/01/2010                           2,419,200.00
District of Columbia, Inverse Floating Rate Bond,
 11%, 12/07/2008                                          22,067,317.00
District of Columbia, General Obligation,
 Inverse Floating Rate Note,
 Series 1999 B, 6.818%, 06/01/2010                        13,696,500.00
District of Columbia Redevelopment Land Agency,
 Revenue, 5.625%, 11/01/2010                               3,301,385.00
District of Columbia, Water and Sewer Authority,
 Public Utility Revenue, Series 1998, 5.5%,
 10/01/2023                                                5,041,800.00
District of Columbia Water & Sewer Authority,
  Inverse Floating Rate Bond, Series 13, 7.875%,
  10/01/2013                                               1,421,459.00
District of Columbia Water & Sewer Authority,
  Inverse Floating Rate Bond, Series 14, 7.873%,
  10/01/2014                                               2,313,804.00
District of Columbia Water & Sewer Authority,
  Inverse Floating Rate Bond, Series 15, 7.87%,
  10/01/2015                                               4,173,830.00
District of Columbia Water & Sewer Authority,
  Inverse Floating Rate Bond, Series 16, 7.87%,
  10/01/2016                                               3,211,065.00

Florida
Broward County, FL, Resource Recovery
 Waste Energy Company, Revenue, 7.95%, 12/01/2008          7,883,452.00
Collier County Florida Health Facilities,
 Authority Hospital Revenue, 01/01/2033                    2,000,000.00
Florida State Board of Education Lottery Revenue,
 Series A, 5.75%, 07/01/2012                               6,997,809.00
Flordia St Dept Environmental Protn
Preservation RevRevenue, 5.75%, 07/01/2012                10,716,400.00
Highlands County, FL, Health Facilities Authority
 Revenue, Adventist Health Systems, 5.25%,
 11/15/2028                                                4,211,698.00
Hillsborough County, FL, Industrial Development,
 Revenue, Tampa Electric Project, 8%, 05/01/2022          10,671,600.00
Jacksonville, FL, Health Facilities A, Revenue,
 Prerefunded 10/01/2012, 11.5%, 10/01/2012                    11,838.00
Jacksonville, FL, Health Facilities A, Revenue,
 Prerefunded 10/1/2012, 11.5%, 10/01/2012                     43,461.00
Jacksonville, FL, Health Facilities A, Revenue,
 Prerefunded 10/1/2012, 11.5%, 10/01/2012                     51,828.00
Jacksonville, FL, Health Facilities A, Revenue,
 Prerefunded 10/1/2012, 11.5%, 10/01/2012                     20,200.00
Jacksonville, FL, Health Facilities A, Revenue,
 11.5%, 10/01/2012                                           134,142.00
Lee County, FL, Airport Revenue,
 Series 14, 7.79%, 10/01/2013                              4,571,107.00
Lee County, FL, Airport Revenue,
 Series 14, 8.04%, 10/01/2015                              1,746,825.00
Lee County, FL, Airport Revenue,
 Series 14, 7.79%, 10/01/2020                              1,550,732.00
Miami-Dade County, FL, Revenue,
 Series A, Zero Coupon, 10/01/2014                         1,021,574.00
Miami-Dade County, FL, Special Obligation,
 Refunded, Series A, Zero Coupon, 10/01/2022               1,923,110.00
Orange County, FL, Health Facilities,
 Revenue, 6.25%, 10/01/2016                                  791,756.00
Orange County, FL, Health Facilities,
 Revenue, 6.25%, 10/01/2018                                  322,393.00
Orange County, FL, Health Facilities Authority,
 Revenue, Orlando Regional Healthcare, 6.25%,
 10/01/2021                                                6,668,820.00
Orlando, FL, Utilities Commission Water and
 Electricity, Revenue, 6.75%, 10/01/2017                   4,070,150.00
Palm Beach County, FL, Solid Waste Authority
 Revenue, Series A, Zero Coupon, 10/01/2013               10,269,200.00
Sunrise, FL, Utilities System Revenue,
 Refunded, 5.5%, 10/01/2018                               10,327,500.00

Georgia
Atlanta, GA, Airport Revenue,
 General Obligation, Series B, 5.75%, 01/01/2010           4,487,192.00
Atlanta, GA, Airport Revenue, General Obligation,
 Series B, 5.75%, 01/01/2011                               1,678,976.00
Atlanta, GA, Airport Revenue,
 General Obligation, Series C, 6%, 01/01/2011              7,938,155.00
Atlanta, GA, Airport Revenue, General Obligation,
 Series C, 6.125%, 01/01/2012                              8,392,552.00
Atlanta, GA, Water & Wastewater Revenue,
 Series A, 5.5%, 11/01/2019                               13,346,840.00
Burke County, GA, Development Authority,
 Pollution Control Revenue,
 Votgle Project, 7.7%, 01/01/2006                          5,459,500.00
Chatham County, GA, School District,
 General Obligation, Prerefunded 8/1/2001, 6.15%,
 08/01/2010                                                7,527,833.00
Cobb County, GA, Kennestone Hospital Authority,
 Series A, MBIA, 5.625%, 04/01/2011                        2,430,484.00
Fulton County, GA, Housing Authority Single,
 Revenue, 6.55%, 03/01/2018                                  179,203.00
Fulton County, GA, Housing Authority Single,
 Revenue, Series A, 6.6%, 03/01/2028                       2,744,667.00
Georgia State, Series C, 5.75%, 09/01/2013                 4,964,872.00
 State of Georgia, General Obligation,
 5.5%, 09/01/2014                                          5,768,903.00
Georgia State, General Obligation Series C,
 6%, 07/01/2011                                           14,770,305.00
Georgia State(Series D),
 5.75%, 10/01/2013                                         5,318,150.00
Georgia State Housing & Financial Authority
 Revenue, Single Family Mortgage, 6.25%, 12/01/2028       12,793,402.00
Georgia Municipal Electric Authority,
 Power Revenue, Series 1991 V, 6.5%, 01/01/2012            5,648,050.00
Georgia Municipal Electricity Authority,
 Power Revenue, Series 1997 X, 6.5%, 01/01/2012            3,953,635.00
Municipal Electric Authority Power Revenue,
 Series Y, 6.4%, 01/01/2013                                3,929,800.00
Georgia Municipal Electric Authority,
 Power Revenue, Series W, 6.6%, 01/01/2018                 4,030,670.00
Georgia Municipal Electric Authority Power Revenue,
 RITES-PA 786, 6.3324%, 01/01/2016                         5,745,814.00
Macon-Bibb County, GA, Hospital Authority,
 Medical Center of Central Georgia,
 Series C, FGIC, 5.25%, 08/01/2011                         3,072,450.00

Hawaii
State of Hawaii, General Obligation,
 Series CT, 5.7%, 09/01/2013                              19,027,616.00
State of Hawaii, General Obligation,
 Series C, 5.75%, 09/01/2014                               5,264,300.00
State of Hawaii, General Obligation,
 Series C, 5.8%, 09/01/2015                                5,259,350.00
Hawaii State, Series CU, 5.875%, 10/01/2014                1,591,905.00
Hawaii St, Series CU, 5.875%, 10/01/2015                   3,016,336.00
State of Hawaii, General Obligation, 5.25%,
 10/1/2020                                                 2,267,479.00
Hawaii St Arpts Systems Revenue, 6.5%, 07/01/2013          7,382,869.00

Illinois
Central Lake County, IL, Joint Action Water Agency,
 Refunding Revenue, MBIA, Zero Coupon,
 05/01/2002                                                2,103,475.00
Central Lake County, IL, Joint Action Water Agency,
 Series 1991, Zero Coupon, 05/01/2004                      2,081,697.00
Chicago, IL, General Obligation,
 Series A, MBIA, 5.375%, 01/01/2013                       15,851,188.00
Chicago, IL, General Obligation,
 Certificate of Participation, Emergency
 Telephone Systems, Series 1993, 5.6%, 1/1/2009            7,648,848.00
Chicago, IL, General Obligation,
 Series B, AMBAC, 5%, 01/01/2010                           5,250,856.00
Chicago, IL, General Obligation, Series B, 5%,
 01/01/2011                                                1,633,348.00
Chicago, IL, General Obligation,
 Series B, AMBAC, 5.125%, 01/01/2015                       9,530,613.00
Chicago, IL, General Obligation, AMBAC, 6.25%,
 01/01/2011                                                3,327,960.00
Chicago, IL, Capital Appreciation, City Colleges,
 Zero Coupon, 01/01/2017                                   8,264,600.00
Chicago, IL, Board of Education,
 Certificates of Participation,
 Series A, 6.25%, 01/01/2009                               7,352,128.00
Chicago, IL, General Obligation Lease,
 Board of Education,
 Series A, MBIA, 6.25%, 01/01/2010                        12,712,969.00
Chicago, IL, Board of Education,
 Certificates of Participation,
 Series A, 6.25%, 01/01/2011                              11,093,200.00

Chicago, IL, General Obligation Lease,
 Certificate of Participation, Board of Education,
 Series 1992 A, 6 .25%, 01/01/2015                        31,937,604.00
Chicago, IL, General Obligation Lease,
 Board of Education,
 Series A, MBIA Insured, 6%, 01/01/2016                   11,968,850.00
Chicago, IL, Board of Education,
 Certificates of Participation,
 Series A, 6%, 01/01/2020                                 39,516,910.00
Chicago, IL, General Obligation Lease,
 Board of Education,
 MBIA Insured, Series 1996, 6.25%, 12/01/2011              1,787,088.00
Chicago, IL, Board of Education, General
 Obligation, Chicago School Reform, 6%, 12/01/2016         5,244,150.00

Chicago, IL, Board of Education,
 General Obligation, Chicago
 School Reform, Series A, Zero
 Coupon, 12/01/2012                     3,500,000.00                 3,500,000.00       1,870,225.00                  1,870,225.00
Chicago, IL, Board of Education,
 General Obligation, Chicago
 School Reform, Series A, Zero
 Coupon, 12/01/2014                     2,000,000.00                 2,000,000.00         941,960.00                    941,960.00
Chicago, IL, Board of Education,
 General Obligation, Chicago
 School Reform, Series B, Zero
 Coupon, 12/01/2009                     7,615,000.00                 7,615,000.00       4,774,985.00                  4,774,985.00
Chicago, IL, Motor Fuel Tax
 Revenue, Series 1993, 5.375%,
 01/01/2014                                           5,000,000.00   5,000,000.00                      5,098,750.00   5,098,750.00
Chicago, IL, O'Hare International
 Airport, Special Facilities Revenue,
 United Airlines  1999 A, 5.35%,
 Project, Series 09/01/2016             3,000,000.00  4,500,000.00   7,500,000.00       2,609,250.00   3,913,875.00   6,523,125.00
Chicago, IL, O' Hare International
 Airport Revenue, Series A, 6%,
 01/01/2012                             5,000,000.00                 5,000,000.00       5,108,850.00                  5,108,850.00
Chicago,IL, O'Hare International
 Airport, Revenue Refunding, Series
 C, MBIA, 5%, 01/01/2011                              6,500,000.00   6,500,000.00                      6,522,685.00   6,522,685.00
Chicago, IL, Public Building
 Commission, Board of Education,
 Series A, MBIA, Zero Coupon,
 01/01/2006                                           2,430,000.00   2,430,000.00                      1,909,129.00   1,909,129.00
Chicago, IL, Public Building
 Commission, Series 1990 A ,ETM,
 Zero Coupon, 01/01/2008                              4,000,000.00   4,000,000.00                      2,842,400.00   2,842,400.00
Chicago, IL, Public Building
 Commission, Series 1993 A,
 5.25%, 12/01/2008                                    2,655,000.00   2,655,000.00                      2,739,853.00   2,739,853.00
Chicago, IL, Public Building
 Commission, Building Revenue,
 Series A, MBIA, 5.25%,
 12/01/2011                                           9,705,000.00   9,705,000.00                      9,945,586.00   9,945,586.00
Chicago, IL, Public Building
 Commission, Building Revenue,
 Series A, MBIA, 5.25%, 12/01/2009                   10,420,000.00  10,420,000.00                     10,748,021.00  10,748,021.00
Chicago, IL, Tax Allocation,
 Central Station Project, Series A,
 Prerefunded 1/1/2005,
 8.9%, 01/01/2011                       1,530,000.00                 1,530,000.00       1,632,234.00                  1,632,234.00
Chicago, IL, Wastewater Transmission
 Revenue, FGIC, 5.5%, 01/01/2009                     11,990,000.00  11,990,000.00                     12,534,226.00  12,534,226.00
Chicago, IL, Wastewater Transmission
 Revenue, FGIC, 5.5%, 01/01/2010                      7,220,000.00   7,220,000.00                      7,553,130.00   7,553,130.00
Chicago, IL, Wastewater Transmission
 Revenue, Series 1993, 5.375%,
 01/01/2013                                           3,215,000.00   3,215,000.00                      3,289,523.00   3,289,523.00
Chicago, IL, Water Revenue, Zero
 Coupon, 11/01/2012                     6,350,000.00                 6,350,000.00       3,431,794.00                  3,431,794.00
Cook & Dupage Counties, IL,
 Housing Development Authority,
 Zero Coupon, FSA Insured,
 12/01/2007                                           2,550,000.00   2,550,000.00                      1,815,600.00   1,815,600.00
Cook & Dupage Counties, IL,
 Housing Development Authority,
 Zero Coupon, FSA Insured, 12/01/2008                 2,625,000.00   2,625,000.00                      1,773,555.00   1,773,555.00
Cook & Dupage Counties, IL,
 Housing Development Authority,
 Zero Coupon, FSA Insured, 12/01/2009                 2,860,000.00   2,860,000.00                      1,831,887.00   1,831,887.00
Cook County, IL, Rites-PA 591,
 10.6851%, 11/15/2013                  10,610,000.00                10,610,000.00      13,542,179.00                 13,542,179.00
Cook County, IL, General Obligation,
 Zero Coupon, ETM, AMBAC Insured,
 11/01/2004                                           3,205,000.00   3,205,000.00                      2,669,412.00   2,669,412.00
Cook County, IL, General Obligation,
 Series C, FGIC, 6%, 11/15/2007                       5,000,000.00   5,000,000.00                      5,361,950.00   5,361,950.00
Cook County, IL, Capital Improvements,
 General Obligation, 6.5%, 11/15/2014  18,560,000.00                18,560,000.00      21,161,740.00                 21,161,740.00
Decatur, IL, General Obligation,
 Series 1991, AMBAC, Zero Coupon,
 10/01/2003                                           1,455,000.00   1,455,000.00                      1,275,031.00   1,275,031.00
Decatur, IL, General Obligation,
 Series 1991, AMBAC, Zero Coupon,
 10/01/2004                                           1,415,000.00   1,415,000.00                      1,181,369.00   1,181,369.00
Du-Page, IL, Industrial Development
 Revenue, Weyerhaeuser Company
 Project, Series 1983, 8.65%,
 11/01/2008                                           3,600,000.00   3,600,000.00                      3,643,308.00   3,643,308.00
Hoffman Estates, IL, Tax Increment
 Revenue, Series 1991, Zero Coupon,
 05/15/2006                                           4,500,000.00   4,500,000.00                      3,407,580.00   3,407,580.00
Hoffman Estates, IL, Tax Increment
 Revenue, Capital Appreciation,
 Junior Lien, Series 1991, Zero
 Coupon, 05/15/2007                                  15,460,000.00  15,460,000.00                     11,090,385.00  11,090,385.00
Illinois Development Financial
 Authority, Pollution Revenue,
 Commonwealth Edison Company
 Project, Series D, 6.75%,
 03/01/2015                            16,780,000.00                16,780,000.00      18,166,195.00                 18,166,195.00
Illinois Development Finance
 Authority, Pollution Control
 Revenue, Commonwealth Edison,
 Series 1994, 5.85%, 01/15/2014                       5,000,000.00   5,000,000.00                      5,310,450.00   5,310,450.00
Illinois Development Financial
 Authority Hospital Revenue,
 Adventist Health System, 5.5%,
 11/15/2020                            10,000,000.00                10,000,000.00       8,456,400.00                  8,456,400.00
Illinois Adventish Health
 Systems, 5.5%, 11/15/2029                            5,475,000.00   5,475,000.00                      4,438,637.00   4,438,637.00
Illinois Development Financial
 Authority, General Obligation,
 Debt Restructure-East St Louis,
 7.5%, 11/15/2013                       3,750,000.00                 3,750,000.00       4,070,437.00                  4,070,437.00
Illinois Educational Facilities
 Authority, Loyola University,
 1991 Series A, MBIA, Zero
 Coupon, 07/01/2004                                   2,860,000.00   2,860,000.00                      2,416,013.00   2,416,013.00
Illinois Educational Facilities
 Authority, Loyola University,
 Series 1991 A, ETM, Zero
 Coupon, 07/01/2005                                   7,100,000.00   7,100,000.00                      5,711,950.00   5,711,950.00
Illinois Health Facilities
 Authority, Children's Memorial
 Hospital, MBIA, 6.25%, 08/15/2013                    3,400,000.00   3,400,000.00                      3,750,336.00   3,750,336.00
Illinois Health Facilities
 Authority, Felician Healthcare
 Inc., Series A, AMBAC, 6.25%,
 12/01/2015                                          17,000,000.00  17,000,000.00                     18,792,990.00  18,792,990.00
Illinois Health Facilities
 Authority, SSM Healthcare System,
 MBIA, 6.4%, 06/01/2008                               1,350,000.00   1,350,000.00                      1,480,383.00   1,480,383.00
Illinois Health Facilities
 Authority, Brokaw-Mennonite
 Healthcare, FGIC, 6%, 08/15/2009                     1,640,000.00   1,640,000.00                      1,767,100.00   1,767,100.00
Illinois Health Facilities
 Authority, Brokaw-Mennonite
 Healthcare, FGIC, 6%, 08/15/2006                     1,380,000.00   1,380,000.00                      1,465,601.00   1,465,601.00
Illinois Health Facilities
 Authority, Brokaw-Mennonite
 Healthcare, FGIC, 6%, 08/15/2007                     1,460,000.00   1,460,000.00                      1,560,652.00   1,560,652.00
Illinois Health Facilities
 Authority, Brokaw-Mennonite
 Healthcare, FGIC, 6%, 08/15/2008                     1,550,000.00   1,550,000.00                      1,663,894.00   1,663,894.00
Illinois Health Facilities Authority
 Revenue, Health Care Facilities-
 Northwestern Medical, Prerefunded
 11/15/2004, 6.5%, 11/15/2015           3,900,000.00                 3,900,000.00       4,243,005.00                  4,243,005.00
Illinois Health Facilities Authority,
 Centegra Health System, Series 1998,
 5.2%, 09/01/2012                                     1,000,000.00   1,000,000.00                        902,970.00     902,970.00
Illinois Health Facilities Authority
 Revenue, South Suburban Hospital,
 Prerefunded 2/15/2002,
 7%, 02/15/2009                         3,055,000.00                 3,055,000.00       3,202,403.00                  3,202,403.00
Illinois Health Facilities
 Authority Revenue, South Suburban
 Hospital, 7%, 02/15/2009               4,695,000.00                 4,695,000.00       5,163,795.00                  5,163,795.00
Illinois Dedicated Tax Revenue,
 Civic Center Project, Series A,
 6.5%, 12/15/2007                                     4,765,000.00   4,765,000.00                      5,281,526.00   5,281,526.00
Illinois Dedicated Tax Revenue,
 Civic Center Project, Series A,
 AMBAC, 6.5%, 12/15/2008                              5,255,000.00   5,255,000.00                      5,872,935.00   5,872,935.00
Illinois, Dedicated Tax Revenue,
 Civic Center Project, AMBAC, 6.25%,
 12/15/2011                                           3,000,000.00   3,000,000.00                      3,335,370.00   3,335,370.00
Illinois, Dedicated Tax Revenue,
 Civic Center Project, AMBAC, 6.25%,
 12/15/2020                                           6,975,000.00   6,975,000.00                      7,613,352.00   7,613,352.00
Illinois State Sales Tax Revenue,
 6%, 06/15/2010                                       3,500,000.00   3,500,000.00                      3,805,865.00   3,805,865.00
Illinois State Sales Tax Revenue,
 6.125%, 06/15/2012                                   2,000,000.00   2,000,000.00                      2,171,400.00   2,171,400.00
Illinois State Sales Tax Revenue,
 Series 1992 P, 6.5%, 06/15/2013                      2,100,000.00   2,100,000.00                      2,358,447.00   2,358,447.00
Illinois State Toll Highway
 Authority, Toll Highway Priority
 Revenue Bond, Series 1998 A,
 5.5%, 01/01/2013                                     3,665,000.00   3,665,000.00                      3,814,348.00   3,814,348.00

Joliet, IL, Junior College Assistance
 Corp., Lease Revenue, North Campus
 Extension Center, MBIA, 6.7%,
 09/01/2012                                           2,500,000.00   2,500,000.00                      2,817,725.00   2,817,725.00

Kane, Cook and Dupage Counties, IL,
 School District #46 Elgin, Series
 1996B, FSA Insured, Zero Coupon,
 01/01/2011                                           1,040,000.00   1,040,000.00                        623,344.00     623,344.00

Kane, Cook and Dupage Counties, IL,
 School District #46 Elgin, Series
 1996B, FSA Insured, Zero Coupon,
 01/01/2012                                           1,300,000.00   1,300,000.00                        733,460.00     733,460.00

Kane, Cook and Dupage Counties, IL,
 School District #46 Elgin, Series
 1996B, FSA Insured, Zero Coupon,
 01/01/2013                                           4,595,000.00   4,595,000.00                      2,436,085.00   2,436,085.00
Kane County, IL , MBIA Insured,
 Series 1996A, 6.5%, 02/01/2010                       1,775,000.00   1,775,000.00                      1,990,272.00   1,990,272.00

Kendall, Kane and Will Counties,
 IL, Community Unit School District
 Number 308, Oswego, FGIC, Zero
 Coupon, 03/01/2005                                   1,540,000.00   1,540,000.00                      1,258,149.00   1,258,149.00

Kendall, Kane and Will Counties,
 IL, Community Unit School District
 Number 308, Oswego, FGIC, Zero
 Coupon, 03/01/2006                                   1,595,000.00   1,595,000.00                      1,239,410.00   1,239,410.00
Lake, Cook, Kane and McHenry Counties,
 IL, General Obligation, 6.3%,
 12/01/2017                             1,885,000.00                 1,885,000.00       2,113,744.00                  2,113,744.00
Decatur, IL, Public Building
 Commission, General Obligation,
 Certificate of Participation, FGIC,
 6.5%, 01/01/2003                                     1,725,000.00   1,725,000.00                      1,792,016.00   1,792,016.00
Decatur, IL, Public Building Commission,
 General Obligation, Certificate of
 Participation, FGIC, 6.5%, 01/01/2006                1,500,000.00   1,500,000.00                      1,622,565.00   1,622,565.00
Metropolitan Pier & Exposition Auth
 Ill Dedicated ST Tax Rev, 06/15/2011                 3,795,000.00   3,795,000.00                      2,222,617.00   2,222,617.00
Metropolitan Pier & Exposition Authority
 of Illinois , McCormick Project, Series
 1994, Zero Coupon, 06/15/2013                        7,565,000.00   7,565,000.00                      3,915,870.00   3,915,870.00
Northern Illinois University, Board of
 Regents, Series 1992, Zero Coupon,
 04/01/2005                                           1,865,000.00   1,865,000.00                      1,517,643.00   1,517,643.00
Northern Illinois University, Board of
 Regents, Series 1992, Zero Coupon,
 10/01/2005                                           1,865,000.00   1,865,000.00                      1,482,003.00   1,482,003.00
Northern Illinois University, Board of
 Regents, Series 1992, Zero Coupon,
 04/01/2006                                           1,865,000.00   1,865,000.00                      1,443,435.00   1,443,435.00
Northern Illinois University, Board of
 Regents, Series 1992, Zero Coupon,
 10/01/2006                                           1,865,000.00   1,865,000.00                      1,409,194.00   1,409,194.00
Northern Illinois University, Board of
 Regents, Series 1992, Zero Coupon,
 04/01/2007                                           1,865,000.00   1,865,000.00                      1,371,521.00   1,371,521.00
Northern Illinois University, Board of
 Regents, Series 1992, Zero Coupon,
 10/01/2007                                           1,865,000.00   1,865,000.00                      1,338,659.00   1,338,659.00
Northwest Suburban Municipal Joint
 Action Water Agency, IL, Supply System
 Revenue, MBIA, 6.45%, 05/01/2007                     2,575,000.00   2,575,000.00                      2,820,165.00   2,820,165.00
Oak Lawn, IL, Water and Sewer Revenue,
 Series 1992 A, Zero Coupon, 10/01/2003               1,295,000.00   1,295,000.00                      1,125,898.00   1,125,898.00
Oak Lawn, IL, Water and Sewer Revenue,
 Series 1992 A, Zero Coupon, 10/01/2004               1,295,000.00   1,295,000.00                      1,069,307.00   1,069,307.00
Oak Lawn, IL, Water and Sewer Revenue,
 Series 1992 A, Zero Coupon, 10/01/2005               1,295,000.00   1,295,000.00                      1,014,839.00   1,014,839.00
Oak Lawn, IL, Water and Sewer Revenue,
 Series 1992 A, Zero Coupon, 10/01/2006               1,295,000.00   1,295,000.00                        962,754.00     962,754.00
Illinois Regional Transportation
 Authority, 11.1422%, 11/01/2021       12,900,000.00                12,900,000.00      17,384,943.00                 17,384,943.00
Rosemont, IL, Tax Increment Revenue,
 Series 1990, Zero Coupon, 12/01/2004                 6,000,000.00   6,000,000.00                      4,970,220.00   4,970,220.00
Rosemont, IL, Tax Increment, Series
 C, FGIC, Zero Coupon, 12/01/2005                     4,455,000.00   4,455,000.00                      3,512,188.00   3,512,188.00
Rosemont, IL, Tax Increment Revenue,
 Series 1990 , Zero Coupon, 12/01/2005                7,060,000.00   7,060,000.00                      5,565,892.00   5,565,892.00
Rosemont, IL, Tax Increment, Series C,
 FGIC, Zero Coupon, 12/01/2007                        2,655,000.00   2,655,000.00                      1,890,360.00   1,890,360.00
St. Charles, IL, Multifamily Housing
 Revenue, Housing-Wessel Court
 Project, 7.6%, 04/01/2024              3,680,000.00                 3,680,000.00       3,713,782.00                  3,713,782.00
Skokie, IL, Park District, Series
 1994B, AMBAC Insured, Zero Coupon,
 12/01/2011                                           3,000,000.00   3,000,000.00                      1,716,390.00   1,716,390.00
State University Retirement System,
 IL, Special Revenue, MBIA, Zero
 Coupon, 10/01/2003                                   2,750,000.00   2,750,000.00                      2,409,852.00   2,409,852.00
Illinois University Retirement
 System, Series 1990, Zero Coupon,
 10/01/2005                                           7,000,000.00   7,000,000.00                      5,562,480.00   5,562,480.00
University of Illinois, Board of
 Trustees, Series 1991, AMBAC,
 Zero Coupon, 04/01/2003                              3,890,000.00   3,890,000.00                      3,489,135.00   3,489,135.00
University of Illinois, Board of
 Trustees, Series 1991, AMBAC,
 Zero Coupon, 04/01/2005                              3,830,000.00   3,830,000.00                      3,116,662.00   3,116,662.00
University Ill Univ Revs, 04/01/2015                  3,300,000.00   3,300,000.00                      1,524,501.00   1,524,501.00
University Park, IL, Tax Allocation,
 Governors Gateway Industrial Park,
 8.5%, 12/01/2011                       2,440,000.00                 2,440,000.00       2,638,908.00                  2,638,908.00
Will County, IL, Forest Preserves
 District, General Obligation, Series
 B, Zero Coupon, 12/01/2011             4,145,000.00                 4,145,000.00       2,367,914.00                  2,367,914.00
Will County, IL, Forest Preserves
 District, General Obligation, Series
 B, Zero Coupon, 12/01/2012             2,480,000.00                 2,480,000.00       1,332,032.00                  1,332,032.00
Will County, IL, Forest Preserves
 District, General Obligation, Series
 B, Zero Coupon, 12/01/2013            12,030,000.00                12,030,000.00       6,064,323.00                  6,064,323.00
Will County, IL, Forest Preserves
 District, General Obligation, Series
 B, Zero Coupon, 12/01/2014            10,255,000.00                10,255,000.00       4,856,357.00                  4,856,357.00
Will County, IL, School District No.
 201, General Obligation, Series 1991,
 ETM, Zero Coupon, 12/15/2006                         3,725,000.00   3,725,000.00                      2,796,841.00   2,796,841.00
Will County, IL, Community Unit School
 District, General Obligation, Series
 B, Zero Coupon, 11/01/2015             8,000,000.00                 8,000,000.00       3,578,320.00                  3,578,320.00
Winnebago County, IL, School District
 No. 122, General Obligation, Series
 1992, 6.55%, 06/01/2009                              1,675,000.00   1,675,000.00                      1,876,804.00   1,876,804.00
Winnebago County, IL, School District
 No. 122, General Obligation, Series
 1992, 6.55%, 06/01/2010                              1,825,000.00   1,825,000.00                      2,059,731.00   2,059,731.00
Indiana
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2002                                  1,290,000.00   1,290,000.00                      1,319,541.00   1,319,541.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2003                                  1,370,000.00   1,370,000.00                      1,418,059.00   1,418,059.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2004                                  1,450,000.00   1,450,000.00                      1,516,091.00   1,516,091.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 7/1/2005                                    1,535,000.00   1,535,000.00                      1,619,302.00   1,619,302.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2006                                  1,630,000.00   1,630,000.00                      1,733,374.00   1,733,374.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2007                                  1,725,000.00   1,725,000.00                      1,847,147.00   1,847,147.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2008                                    945,000.00     945,000.00                      1,017,906.00   1,017,906.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2009                                    980,000.00     980,000.00                      1,060,840.00   1,060,840.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2010                                  1,035,000.00   1,035,000.00                      1,124,920.00   1,124,920.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2011                                  1,100,000.00   1,100,000.00                      1,197,537.00   1,197,537.00

Indiana Health Facilities Financing
 Authority Hospital Revenue,
 Prerefunded, Techs Ancilla, Series
 A, 8%, 07/01/2012                                    1,165,000.00   1,165,000.00                      1,264,852.00   1,264,852.00
Indiana Health Facilities Financing
 Authority Hospital Revenue,
 Prerefunded, Techs Ancilla, 6%
 07/01/2013                                           1,230,000.00   1,230,000.00                      1,330,048.00   1,330,048.00
Indiana Health Facilities Financing
 Authority Hospital Revenue,
 Prerefunded, Techs Ancilla, 6%
 07/01/2014                                           1,310,000.00   1,310,000.00                      1,413,123.00   1,413,123.00
Indiana Health Facilities Financing
 Authority Hospital Revenue,
 Prerefunded, Techs Ancilla, 6%
 07/01/2015                                           1,385,000.00   1,385,000.00                      1,489,138.00   1,489,138.00
Indiana Health Facilities Financing
 Authority Hospital Revenue,
 Prerefunded, Techs Ancilla, 6%
 07/01/2016                                           1,470,000.00   1,470,000.00                      1,577,339.00   1,577,339.00
Indiana Health Facilities Financing
 Authority Hospital Revenue,
 Prerefunded, Techs Ancilla, 6%
 07/01/2017                                           1,560,000.00   1,560,000.00                      1,669,605.00   1,669,605.00
Indiana Health Facilities Financing
 Authority Hospital Revenue,
 Prerefunded, Techs Ancilla, 6%
 07/01/2018                                           1,655,000.00   1,655,000.00                      1,765,769.00   1,765,769.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2002                                    405,000.00     405,000.00                        414,148.00     414,148.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2003                                    430,000.00     430,000.00                        444,448.00     444,448.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2004                                    455,000.00     455,000.00                        474,974.00     474,974.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2005                                    485,000.00     485,000.00                        510,812.00     510,812.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2006                                    515,000.00     515,000.00                        546,363.00     546,363.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2007                                    545,000.00     545,000.00                        582,005.00     582,005.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2008                                    300,000.00     300,000.00                        321,765.00     321,765.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/2009                                    310,000.00     310,000.00                        333,764.00     333,764.00
Indiana Health Fac Fing Auth Hosp
 Rev, 6%, 07/01/20010                                    325,000.00     325,000.00                        350,909.00     350,909.00

Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2011                                             345,000.00             345,000.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2012                                                        370,000.00             370,000.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2013                                                        390,000.00             390,000.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2014                                                        410,000.00             410,000.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2015                                                        440,000.00             440,000.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2016                                                        465,000.00             465,000.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2017                                                        490,000.00             490,000.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2018                                                        520,000.00             520,000.00

Indiana Health Facilities Financing Authority, Hospital Revenue,
 Fayette Memorial Hospital Project, 7.2%, 10/01/2022                        1,800,000.00                               1,800,000.00
Indiana Health Facilities Financing Authority,
 Charity Obligation Group, Series D, 5.75%, 11/15/2012                                          4,660,000.00           4,660,000.00
Indiana Municipal Power Agency, Power Supply System,
 Series 1993 B, 6%, 01/01/2012                                                                  1,750,000.00           1,750,000.00
Indiana Municipal Power Agency, Power Supply System,
 Series 1993 B, 5.5%, 01/01/2016                                                                8,960,000.00           8,960,000.00
Indiana Transportation Financial Authority, Highway Revenue,
 Series A, 7.25%, 06/01/2015                                                4,000,000.00                               4,000,000.00
Indiana Transportation Finance Authority, Highway Revenue,
 Series 1993 A, 5.75%, 06/01/2012                                                               5,000,000.00           5,000,000.00
Indiana University, Revenue Refunding, Series H, AMBAC,
 Zero Coupon, 08/01/2006                                                                        8,500,000.00           8,500,000.00
Indiana University, Revenue Refunding, Student Fee Revenue,
 Series H, Zero Coupon, AMBAC, 08/01/2008                                                      10,000,000.00          10,000,000.00
Merrillville, IN, Multiple School Building Corp., First
 Mortgage, MBIA, Zero Coupon, 01/15/2011                                                        4,000,000.00           4,000,000.00
Iowa
Iowa Financial Authority, Hospital Facility Revenue, Trinity
 Regional Hospital Project, Prerefunded 7/1/2002, 7%, 07/01/2022           12,000,000.00                              12,000,000.00
Polk County, IA, Mercy Hospital, MBIA, 6.75%, 11/01/2005                                        5,000,000.00           5,000,000.00
Kansas
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon, 09/01/2004                           3,575,000.00           3,575,000.00
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon, 09/01/2005                           5,300,000.00           5,300,000.00
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon, 09/01/2006                           1,875,000.00           1,875,000.00
Kansas City, KS, Utility System Revenue, Zero Coupon, 09/01/2004                                2,640,000.00           2,640,000.00
Kansas City, KS, Utility System Revenue, Zero Coupon, 09/01/2005                                3,950,000.00           3,950,000.00
Kansas City, KS, Utility System Revenue, Zero Coupon, 09/01/2006                                1,375,000.00           1,375,000.00
Kansas Department of Transportation, 5.75%, 09/1/2012                      17,450,000.00                              17,450,000.00
Kansas Department of Transportation, 5.75%, 09/1/2013                       8,235,000.00                               8,235,000.00
Kentucky
Hopkins County, KY, Hospital Revenue, Trover Clinic Found,
 6.625%, 11/15/2011                                                         4,000,000.00                               4,000,000.00
Kenton County, KY, Airport Board Revenue, Cincinnati Northern
 Kentucky, Series A, 6.3%, 03/01/2015                                       6,250,000.00                               6,250,000.00
Kentucky Economic Development Finance Authority Health Systems
 Revenue(Series C), Zero Coupon, 10/01/2011                                10,295,000.00                              10,295,000.00
Kentucky Economic Development Finance Authority Health Systems
 (Series C), Zero Coupon, 10/1/2012                                        13,670,000.00                              13,670,000.00
Kentucky Economic Development Finance Authority Health Systems
(Series C), Zero Coupon, 10/01/2013                                         5,000,000.00        3,245,000.00           8,245,000.00
Kentucky Economic Development Financial Authority Health Systems
 Revenues, 10/01/2014                                                                           5,130,000.00           5,130,000.00
Kentucky Economic Development Financial Authority Health Systems
 Revenues, 10/1/2015                                                                            5,235,000.00           5,235,000.00
Kentucky State Ppty & Bldgs Commn Revs, Project No. 68, 5.75%,
 10/1/2012                                                                                      3,095,000.00           3,095,000.00
Kentucky State Property & Buildings Commision Revenue, Project
 No. 68, 5.75%, 10/1/2015                                                   3,000,000.00        2,375,000.00           5,375,000.00
Louisville & Jefferson cnty KY met Swr, 5%, 5/15/2019                                           2,500,000.00           2,500,000.00
Lousiana
Louisiana Public Facilities Authority Revenue, Centenary College
 Louisiana Project, Prerefunded 2/1/2008, 5.75%, 2/1/2012                   1,000,000.00                               1,000,000.00
Louisiana Public Facilities Authority Revenue, Centenary College
 Louisiana Project, Prerefunded 2/1/2008, 5.9%, 2/1/2017                    1,000,000.00                               1,000,000.00
Louisiana Public Facilities Authority, Prerefunded 2/15/08 at 100,
 4.75%, 2/15/2008                                                                               5,765,000.00           5,765,000.00
New Orleans, LA, General Obligation, Series 1991, Zero Coupon,
 9/1/1905                                                                                       2,500,000.00           2,500,000.00
New Orleans, LA, General Obligation, AMBAC, Zero Coupon, 9/1/2007                              10,000,000.00          10,000,000.00
 Orleans, LA, Levee District, Levee Improvement Bonds, Series 1986,
 5.95%, 11/1/2014                                                                               1,695,000.00           1,695,000.00
Maine
Maine Health & Higher Educational Facilities, Revenue, Series B,
 7.1%, 7/1/2014                                                             2,750,000.00                               2,750,000.00
Maine Turnpike Authority, 5.625%, 7/1/2017                                  4,350,000.00                               4,350,000.00
Maryland
Baltimore, MD, Revenue Exchanged, Auto Parking Revenue, Series
 1996A, 5.9%, 7/1/2012                                                                          3,100,000.00           3,100,000.00
Maryland General Obligation, 5.75%, 8/1/2013                               18,565,000.00                              18,565,000.00
Maryland Economic Development Corporation, Chesapeake Bay Conference,
 Series 1999B, 7.75%, 12/1/2031                                            30,000,000.00        7,000,000.00          37,000,000.00
Maryland Health & Educational Facilities Authority, 6.75%, 7/1/2030         3,000,000.00        1,000,000.00           4,000,000.00
Maryland State Health & Higher Educational Facilities, Revenue,
 Doctors County Hospital, 5.75%, 7/1/2013                                   6,785,000.00                               6,785,000.00
Northeast Maryland Waste Disposal Authority Revenue, Southwest
 Resource Recovery System, Series 1993, 7.2%, 1/1/2006                      1,500,000.00        3,440,000.00           4,940,000.00
Northeast Maryland Waste Disposal Authority, Southwest Resource
 Recovery System Revenue, Series 1993, 7.2%, 1/1/2007                                           3,390,000.00           3,390,000.00
Massachusetts
Massachusetts Bay Transportation Authority, Revenue, General
 Transportation, Series A, 5.875%, 3/1/2015                                10,075,000.00                              10,075,000.00
Massachusetts Bay Transportation Authority, General Transportation
 Revenue, Series 1997B, 6.2%, 3/1/2016                                     12,950,000.00        2,500,000.00          15,450,000.00
Massachusetts Municipal Wholesale Electric Company, Revenue, Series B,
 6.75%, 7/1/2011                                                           17,500,000.00                              17,500,000.00
Massachusetts Municipal Wholesale Electric Company, Revenue, Series C,
 6.625%, 7/1/2018                                                          10,000,000.00                              10,000,000.00
Massachusetts Municipal Wholesale Electric Company, Revenue, Series B,
 6.75%, 7/1/2017                                                            3,945,000.00                               3,945,000.00
Massachusetts Municipal Wholesale Electric Company, Revenue, Series A,
 6%, 7/1/2018                                                               5,610,000.00                               5,610,000.00
State of Massachusetts, General Obligation, Series B, 6.5%, 8/1/2011,       5,940,000.00                               5,940,000.00
 5.75%, 10/1/2012                                                           4,000,000.00                               4,000,000.00
Massachusetts State, RITES-PA 793, 10/1/2015                                                    6,095,000.00           6,095,000.00
Massachusetts College Building Authority Project, Series A, 7.5%,
 5/1/2010                                                                                       4,110,000.00           4,110,000.00
Massachusetts College Building Authority Project, Series 1994 A,
 7.5%, 5/1/2014                                                                                 5,500,000.00           5,500,000.00

Massachusetts State Development Financial Agency, Revenue, Health Care
 Facilities, Series 1999 A, 7.1%, 7/1/2032                                  3,000,000.00        2,000,000.00           5,000,000.00
State of Massachusetts, Revenue Bond, Federal Highway, Series 1998A,
 Zero Coupon, 12/15/2014                                                   27,680,000.00                              27,680,000.00
Massachusetts Health & Educational Facilities Authority, Massachusetts
 General Hospital, Series 1992 F, 6.25%, 7/1/2012                                               1,000,000.00           1,000,000.00
Massachusetts Health & Educational Facilities Authority, Boston
 Medical Center, Series A, 5.25%, 7/1/2012                                                      2,920,000.00           2,920,000.00
Massachusetts State Port Authority Revenue, 13%, 7/1/2013                   1,500,000.00                               1,500,000.00
Massachusetts State Port Authority Revenue, Series B, 5.5%, 7/1/2015        3,025,000.00                               3,025,000.00
Massachusetts State Turnpike Metropolitan Authority, Revenue, Series C,
 Zero Coupon, 1/1/2018                                                     10,000,000.00                              10,000,000.00
Massachusetts State Turnpike Metropolitan Authority, Revenue, Series C,
 Zero Coupon, 1/1/2019                                                      5,500,000.00                               5,500,000.00
Massachusetts State Turnpike Metropolitan Authority, Revenue, Series C,
 Zero Coupon, 1/1/2020                                                      7,000,000.00                               7,000,000.00
Massachusetts Water Resource Authority, Series 1992 A, 6.5%, 7/15/2009                          2,625,000.00           2,625,000.00
Massachusetts Water Resource Authority, Series 1992 A, 6.5%, 7/15/2019                         13,710,000.00          13,710,000.00
Massachusetts Water Resource Authority, Series 1993 C, 6%, 12/1/2011                           10,000,000.00          10,000,000.00
Massachusetts Water Pollution Abatement Trust, Series 5, 5.375%, 8/1/2027                       5,000,000.00           5,000,000.00
Michigan
Battle Creek, MI, Downtown Development, Tax Allocation, Prerefunded
 5/1/2004, 7.6%, 5/1/2016                                                   3,800,000.00                               3,800,000.00
Detroit, MI, General Obligation, Series A, Prerefunded 4/1/2005,
 6.7%, 4/1/2010                                                             2,500,000.00                               2,500,000.00
Detroit, MI, General Obligation, Series B, 6.25%, 4/1/2010                  3,410,000.00                               3,410,000.00
Detroit, MI, General Obligation, 6%, 4/1/2016                                                   2,865,000.00           2,865,000.00
Detroit, MI, General Obligation, Series B, 5%, 5/1/2017                                         2,895,000.00           2,895,000.00
Detroit, MI, General Obligation, City School District, Series 1998
 C, 5.25%, 5/1/2014                                                                             1,000,000.00           1,000,000.00
Detroit, MI, Sewerage Disposal System, Series A, 7/1/2015                                       8,710,000.00           8,710,000.00
Grand Rapids, Michigan Water Supply, 5.75%, 1/1/2016                                            2,955,000.00           2,955,000.00
Michigan State Building Authority Revenue, Series I, 6.75%, 10/1/2011       9,750,000.00                               9,750,000.00
Michigan St Hosp Fin Auth RevRevenue, 6%, 11/15/2013                       10,000,000.00                              10,000,000.00
Michigan St Hosp Fin Auth RevRevenue, 6.25%, 11/15/2014                    10,000,000.00                              10,000,000.00
Michigan State Hospital Financial Authority Revenue, Gratiot Community
 Hospital, 6.1%, 10/1/2007                                                  2,250,000.00                               2,250,000.00
Michigan State Trunk Line, Revenue, Series A, 5.5%, 11/1/2017               7,000,000.00                               7,000,000.00
Michigan State Strategic Fund Limited, Revenue, 5.75%, 11/15/2018           1,400,000.00                               1,400,000.00
Southgate, MI, Community School District, General Obligation,
5%, 5/1/2025                                                                                    5,500,000.00           5,500,000.00
Tawas City, MI, Hospital Financial Authority, Revenue, Series A,
 ETM, 5.6%, 2/15/2013                                                       2,735,000.00                               2,735,000.00
Wayne Charter County, MI, Detroit-Metro Wayne County, Revenue, 5%,
 12/1/2022                                                                 25,925,000.00                              25,925,000.00
Wayne St Univ Mich Univ Revs, 5.25%, 11/15/2019                                                 4,000,000.00           4,000,000.00
Minnesota
Minneapolis and Saint Paul, MN, Metropolitan Airport Community Airport
 Revenue, Series B, 5.25%, 1/1/2019                                         3,700,000.00                               3,700,000.00
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic Home North
Ridge, 5.9%, 3/1/2019                                                       1,335,000.00                               1,335,000.00
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic Home North
Ridge, 5.875%, 3/1/2029                                                     2,700,000.00                               2,700,000.00
University of Minnesota, Series A, 5.75%, 7/1/2017                          3,240,000.00                               3,240,000.00
University of Minnesota, Series A, 5.75%, 7/1/2018                          6,760,000.00                               6,760,000.00
Mississippi
Jones County, MS, Hospital Revenue, South Central Regional Medical
 Center, 5.5%, 12/1/2017                                                    2,055,000.00                               2,055,000.00
Mississippi State, Capital Improvement, 5%, 11/1/2019                                           5,000,000.00           5,000,000.00
Missouri
Clarence Cannon, MO, Wholesale Water Revenue, 6%, 5/15/2020                10,000,000.00                              10,000,000.00
Missouri Health & Educational Facilities Authority, SSM Healthcare,
 1992 Series AA, MBIA, 6.35%, 6/1/2008                                                          8,125,000.00           8,125,000.00
Missouri Health & Educational Facilities Authority, SSM Healthcare,
 1992 Series AA, MBIA, 6.4%, 6/1/2009                                                           8,640,000.00           8,640,000.00
Missouri State Health & Educational Facilities, Revenue, Lutheran
 Senior Services, 5.75%, 2/1/2017                                           3,250,000.00                               3,250,000.00
Missouri State Health & Educational Facilities, Revenue, Christian
 Health Services, Series B, Prerefunded 2/15/2001, 6.875%, 2/15/2013        7,000,000.00                               7,000,000.00
St Louis County, MO, Regional Convention, Revenue, Series B,
 Prerefunded 8/15/2003, 7%, 8/15/2011                                       4,380,000.00                               4,380,000.00
St. Louis Industrial Developement Authority , 7.25%, 12/15/2035             5,000,000.00                               5,000,000.00
St. Louis, Missouri Industrial Development Authority Revenue, Senior
 Lien, St. Louis Convention, Series A, 6.875%, 12/15/2020                                       2,500,000.00           2,500,000.00
St. Louis, Missouri Industrial Development Authority, Leasehold Revenue,
 Comp Int, Convention Center Hotel, 7/15/2015                                                   4,200,000.00           4,200,000.00
Saint Louis Industrial Developement Authority, Zero Coupon, 7/15/2016       6,895,000.00                               6,895,000.00
St Louis County, MO, Regional Convention, Revenue, Series C,
 Prerefunded 8/15/2003, 7.9%, 8/15/2021                                     4,760,000.00                               4,760,000.00
St Louis County, MO, Regional Convention, Revenue, Series C,
 7.9%, 8/15/2021                                                              240,000.00                                 240,000.00
St Louis, MO, Tax Increment Revenue, Tax Allocation, Series A,
 10%, 8/1/2010                                                              7,260,000.00                               7,260,000.00
Sikeston, MO, Electric Revenue, 6.2%, 6/1/2010                              6,870,000.00                               6,870,000.00
Montana

Indiana Health Fac Fing Auth Hosp Rev, 6%, 07/01/2011                                             372,631.00             372,631.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2012                                                        399,348.00             399,348.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2013                                                        420,217.00             420,217.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2014                                                        441,442.00             441,442.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2015                                                        473,083.00             473,083.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2016                                                        498,954.00             498,954.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2017                                                        524,986.00             524,986.00
Indiana Health Facilities Financing Authority Hospital Revenue,
 Unrefunded Balance, TECRS, 6%, 07/01/2018                                                        556,644.00             556,644.00

Indiana Health Facilities Financing Authority, Hospital Revenue,
 Fayette Memorial Hospital Project, 7.2%, 10/01/2022                        1,786,050.00                               1,786,050.00
Indiana Health Facilities Financing Authority,
 Charity Obligation Group, Series D, 5.75%, 11/15/2012                                          4,858,096.00           4,858,096.00
Indiana Municipal Power Agency, Power Supply System,
 Series 1993 B, 6%, 01/01/2012                                                                  1,901,357.00           1,901,357.00
Indiana Municipal Power Agency, Power Supply System,
 Series 1993 B, 5.5%, 01/01/2016                                                                9,233,459.00           9,233,459.00
Indiana Transportation Financial Authority, Highway Revenue,
 Series A, 7.25%, 06/01/2015                                                4,796,040.00                               4,796,040.00
Indiana Transportation Finance Authority, Highway Revenue,
 Series 1993 A, 5.75%, 06/01/2012                                                               5,349,900.00           5,349,900.00
Indiana University, Revenue Refunding, Series H, AMBAC,
 Zero Coupon, 08/01/2006                                                                        6,449,205.00           6,449,205.00
Indiana University, Revenue Refunding, Student Fee Revenue,
 Series H, Zero Coupon, AMBAC, 08/01/2008                                                       6,831,800.00           6,831,800.00
Merrillville, IN, Multiple School Building Corp., First
 Mortgage, MBIA, Zero Coupon, 01/15/2011                                                        2,390,400.00           2,390,400.00
Iowa
Iowa Financial Authority, Hospital Facility Revenue, Trinity
 Regional Hospital Project, Prerefunded 7/1/2002, 7%, 07/01/2022           12,657,360.00                              12,657,360.00
Polk County, IA, Mercy Hospital, MBIA, 6.75%, 11/01/2005                                        5,155,500.00           5,155,500.00
Kansas
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon, 09/01/2004                           3,003,035.00           3,003,035.00
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon, 09/01/2005                           4,242,067.00           4,242,067.00
Kansas City, KS, Utility System Revenue, ETM, Zero Coupon, 09/01/2006                           1,428,843.00           1,428,843.00
Kansas City, KS, Utility System Revenue, Zero Coupon, 09/01/2004                                2,215,197.00           2,215,197.00
Kansas City, KS, Utility System Revenue, Zero Coupon, 09/01/2005                                3,155,694.00           3,155,694.00
Kansas City, KS, Utility System Revenue, Zero Coupon, 09/01/2006                                1,044,876.00           1,044,876.00
Kansas Department of Transportation, 5.75%, 09/1/2012                      18,608,505.00                              18,608,505.00
Kansas Department of Transportation, 5.75%, 09/1/2013                       8,729,264.00                               8,729,264.00
Kentucky
Hopkins County, KY, Hospital Revenue, Trover Clinic Found,
 6.625%, 11/15/2011                                                         4,152,720.00                               4,152,720.00
Kenton County, KY, Airport Board Revenue, Cincinnati Northern
 Kentucky, Series A, 6.3%, 03/01/2015                                       6,673,562.00                               6,673,562.00
Kentucky Economic Development Finance Authority Health Systems
 Revenue(Series C), Zero Coupon, 10/01/2011                                 8,146,536.00                               8,146,536.00
Kentucky Economic Development Finance Authority Health Systems
 (Series C), Zero Coupon, 10/1/2012                                        10,803,264.00                              10,803,264.00
Kentucky Economic Development Finance Authority Health Systems
(Series C), Zero Coupon, 10/01/2013                                         3,954,250.00        2,566,308.00           6,520,558.00
Kentucky Economic Development Financial Authority Health Systems
 Revenues, 10/01/2014                                                                           4,059,933.00           4,059,933.00
Kentucky Economic Development Financial Authority Health Systems
 Revenues, 10/1/2015                                                                            4,097,748.00           4,097,748.00
Kentucky State Ppty & Bldgs Commn Revs, Project No. 68, 5.75%,
 10/1/2012                                                                                      3,286,982.00           3,286,982.00
Kentucky State Property & Buildings Commision Revenue, Project
 No. 68, 5.75%, 10/1/2015                                                   3,143,220.00        2,488,382.00           5,631,602.00
Louisville & Jefferson cnty KY met Swr, 5%, 5/15/2019                                           2,368,350.00           2,368,350.00
Lousiana
Louisiana Public Facilities Authority Revenue, Centenary College
 Louisiana Project, Prerefunded 2/1/2008, 5.75%, 2/1/2012                   1,065,660.00                               1,065,660.00
Louisiana Public Facilities Authority Revenue, Centenary College
 Louisiana Project, Prerefunded 2/1/2008, 5.9%, 2/1/2017                    1,074,680.00                               1,074,680.00
Louisiana Public Facilities Authority, Prerefunded 2/15/08 at 100,
 4.75%, 2/15/2008                                                                               5,787,310.00           5,787,310.00
New Orleans, LA, General Obligation, Series 1991, Zero Coupon,
 9/1/1905                                                                                       1,997,275.00           1,997,275.00
New Orleans, LA, General Obligation, AMBAC, Zero Coupon, 9/1/2007                               7,221,100.00           7,221,100.00
 Orleans, LA, Levee District, Levee Improvement Bonds, Series 1986,
 5.95%, 11/1/2014                                                                               1,789,496.00           1,789,496.00
Maine
Maine Health & Higher Educational Facilities, Revenue, Series B,
 7.1%, 7/1/2014                                                             3,032,535.00                               3,032,535.00
Maine Turnpike Authority, 5.625%, 7/1/2017                                  4,464,970.00                               4,464,970.00
Maryland
Baltimore, MD, Revenue Exchanged, Auto Parking Revenue, Series
 1996A, 5.9%, 7/1/2012                                                                          3,391,834.00           3,391,834.00
Maryland General Obligation, 5.75%, 8/1/2013                               19,950,505.00                              19,950,505.00
Maryland Economic Development Corporation, Chesapeake Bay Conference,
 Series 1999B, 7.75%, 12/1/2031                                            30,037,200.00        7,008,680.00          37,045,880.00
Maryland Health & Educational Facilities Authority, 6.75%, 7/1/2030         3,107,610.00        1,035,870.00           4,143,480.00
Maryland State Health & Higher Educational Facilities, Revenue,
 Doctors County Hospital, 5.75%, 7/1/2013                                   6,040,889.00                               6,040,889.00
Northeast Maryland Waste Disposal Authority Revenue, Southwest
 Resource Recovery System, Series 1993, 7.2%, 1/1/2006                      1,641,105.00        3,763,600.00           5,404,705.00
Northeast Maryland Waste Disposal Authority, Southwest Resource
 Recovery System Revenue, Series 1993, 7.2%, 1/1/2007                                           3,708,897.00           3,708,897.00
Massachusetts
Massachusetts Bay Transportation Authority, Revenue, General
 Transportation, Series A, 5.875%, 3/1/2015                                10,879,488.00                              10,879,488.00
Massachusetts Bay Transportation Authority, General Transportation
 Revenue, Series 1997B, 6.2%, 3/1/2016                                     14,380,586.00        2,776,175.00          17,156,761.00
Massachusetts Municipal Wholesale Electric Company, Revenue, Series B,
 6.75%, 7/1/2011                                                           18,273,150.00                              18,273,150.00
Massachusetts Municipal Wholesale Electric Company, Revenue, Series C,
 6.625%, 7/1/2018                                                          10,238,700.00                              10,238,700.00
Massachusetts Municipal Wholesale Electric Company, Revenue, Series B,
 6.75%, 7/1/2017                                                            4,074,159.00                               4,074,159.00
Massachusetts Municipal Wholesale Electric Company, Revenue, Series A,
 6%, 7/1/2018                                                               5,701,050.00                               5,701,050.00
State of Massachusetts, General Obligation, Series B, 6.5%, 8/1/2011        6,133,941.00                               6,133,941.00
, 5.75%, 10/1/2012                                                          4,254,560.00                               4,254,560.00
Massachusetts State, RITES-PA 793, 10/1/2015                                                    6,696,210.00           6,696,210.00
Massachusetts College Building Authority Project, Series A,
7.5%, 5/1/2010                                                                                  4,942,768.00           4,942,768.00
Massachusetts College Building Authority Project, Series 1994 A,
7.5%, 5/1/2014                                                                                  6,740,910.00           6,740,910.00
Massachusetts State Development Financial Agency, Revenue, Health Care
 Facilities, Series 1999 A, 7.1%, 7/1/2032                                  2,782,470.00        1,854,980.00           4,637,450.00
State of Massachusetts, Revenue Bond, Federal Highway, Series 1998A,
 Zero Coupon, 12/15/2014                                                   13,080,737.00                              13,080,737.00
Massachusetts Health & Educational Facilities Authority, Massachusetts
 General Hospital, Series 1992 F, 6.25%, 7/1/2012                                               1,120,570.00           1,120,570.00
Massachusetts Health & Educational Facilities Authority, Boston
 Medical Center, Series A, 5.25%, 7/1/2012                                                      2,951,652.00           2,951,652.00
Massachusetts State Port Authority Revenue, 13%, 7/1/2013                   2,316,750.00                               2,316,750.00
Massachusetts State Port Authority Revenue, Series B, 5.5%, 7/1/2015        3,059,666.00                               3,059,666.00
Massachusetts State Turnpike Metropolitan Authority, Revenue, Series C,
 Zero Coupon, 1/1/2018                                                      3,924,400.00                               3,924,400.00
Massachusetts State Turnpike Metropolitan Authority, Revenue, Series C,
 Zero Coupon, 1/1/2019                                                      2,029,115.00                               2,029,115.00
Massachusetts State Turnpike Metropolitan Authority, Revenue, Series C,
 Zero Coupon, 1/1/2020                                                      2,434,950.00                               2,434,950.00
Massachusetts Water Resource Authority, Series 1992 A, 6.5%, 7/15/2009                          2,955,723.00           2,955,723.00
Massachusetts Water Resource Authority, Series 1992 A, 6.5%, 7/15/2019                         15,703,159.00          15,703,159.00
Massachusetts Water Resource Authority, Series 1993 C, 6%, 12/1/2011                           10,967,200.00          10,967,200.00
Massachusetts Water Pollution Abatement Trust, Series 5, 5.375%, 8/1/2027                       4,939,550.00           4,939,550.00
Michigan
Battle Creek, MI, Downtown Development, Tax Allocation, Prerefunded
 5/1/2004, 7.6%, 5/1/2016                                                   4,227,538.00                               4,227,538.00
Detroit, MI, General Obligation, Series A, Prerefunded 4/1/2005,
 6.7%, 4/1/2010                                                             2,734,375.00                               2,734,375.00
Detroit, MI, General Obligation, Series B, 6.25%, 4/1/2010                  3,564,268.00                               3,564,268.00
Detroit, MI, General Obligation, 6%, 4/1/2016                                                   3,053,602.00           3,053,602.00
Detroit, MI, General Obligation, Series B, 5%, 5/1/2017                                         2,776,218.00           2,776,218.00
Detroit, MI, General Obligation, City School District, Series 1998
 C, 5.25%, 5/1/2014                                                                             1,013,920.00           1,013,920.00
Detroit, MI, Sewerage Disposal System, Series A, 7/1/2015                                       3,992,576.00           3,992,576.00
Grand Rapids, Michigan Water Supply, 5.75%, 1/1/2016                                            3,077,632.00           3,077,632.00
Michigan State Building Authority Revenue, Series I, 6.75%, 10/1/2011      10,107,727.00                              10,107,727.00
Michigan St Hosp Fin Auth RevRevenue, 6%, 11/15/2013                       10,532,000.00                              10,532,000.00
Michigan St Hosp Fin Auth RevRevenue, 6.25%, 11/15/2014                    10,699,500.00                              10,699,500.00
Michigan State Hospital Financial Authority Revenue, Gratiot Community
 Hospital, 6.1%, 10/1/2007                                                  2,232,202.00                               2,232,202.00
Michigan State Trunk Line, Revenue, Series A, 5.5%, 11/1/2017               7,230,090.00                               7,230,090.00
Michigan State Strategic Fund Limited, Revenue, 5.75%, 11/15/2018           1,178,058.00                               1,178,058.00
Southgate, MI, Community School District, General Obligation,
 5%, 5/1/2025                                                                                   5,122,205.00           5,122,205.00
Tawas City, MI, Hospital Financial Authority, Revenue, Series A,
 ETM, 5.6%, 2/15/2013                                                       2,759,806.00                               2,759,806.00
Wayne Charter County, MI, Detroit-Metro Wayne County, Revenue, 5%,
 12/1/2022                                                                 23,723,189.00                              23,723,189.00
Wayne St Univ Mich Univ Revs, 5.25%, 11/15/2019                                                 3,922,280.00           3,922,280.00
Minnesota
Minneapolis and Saint Paul, MN, Metropolitan Airport Community Airport
 Revenue, Series B, 5.25%, 1/1/2019                                         3,554,146.00                               3,554,146.00
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic Home North
Ridge, 5.9%, 3/1/2019                                                       1,136,044.00                               1,136,044.00
New Hope, MN, Housing & Health, Revenue, Minnesota Masonic Home North
Ridge, 5.875%, 3/1/2029                                                     2,185,029.00                               2,185,029.00
University of Minnesota, Series A, 5.75%, 7/1/2017                          3,453,030.00                               3,453,030.00
University of Minnesota, Series A, 5.75%, 7/1/2018                          7,180,742.00                               7,180,742.00
Mississippi
Jones County, MS, Hospital Revenue, South Central Regional Medical
 Center, 5.5%, 12/1/2017                                                    1,812,653.00                               1,812,653.00
Mississippi State, Capital Improvement, 5%, 11/1/2019                                           4,773,100.00           4,773,100.00
Missouri
Clarence Cannon, MO, Wholesale Water Revenue, 6%, 5/15/2020                 9,704,000.00                               9,704,000.00
Missouri Health & Educational Facilities Authority, SSM Healthcare,
 1992 Series AA, MBIA, 6.35%, 6/1/2008                                                          8,943,431.00           8,943,431.00
Missouri Health & Educational Facilities Authority, SSM Healthcare,
 1992 Series AA, MBIA, 6.4%, 6/1/2009                                                           9,601,545.00           9,601,545.00
Missouri State Health & Educational Facilities, Revenue, Lutheran
 Senior Services, 5.75%, 2/1/2017                                           2,982,102.00                               2,982,102.00
Missouri State Health & Educational Facilities, Revenue, Christian
 Health Services, Series B, Prerefunded 2/15/2001, 6.875%, 2/15/2013        7,174,020.00                               7,174,020.00
St Louis County, MO, Regional Convention, Revenue, Series B,
 Prerefunded 8/15/2003, 7%, 8/15/2011                                       4,663,342.00                               4,663,342.00
St. Louis Industrial Developement Authority , 7.25%, 12/15/2035             5,036,850.00                               5,036,850.00
St. Louis, Missouri Industrial Development Authority Revenue, Senior
Lien, St. Louis Convention, Series A, 6.875%, 12/15/2020                                        2,466,475.00           2,466,475.00
St. Louis, Missouri Industrial Development Authority, Leasehold Revenue,
 Comp Int, Convention Center Hotel, 7/15/2015                                                   1,917,384.00           1,917,384.00
Saint Louis Industrial Developement Authority, Zero Coupon, 7/15/2016       2,962,574.00                               2,962,574.00
St Louis County, MO, Regional Convention, Revenue, Series C,
 Prerefunded 8/15/2003, 7.9%, 8/15/2021                                     5,176,071.00                               5,176,071.00
St Louis County, MO, Regional Convention, Revenue, Series C,
 7.9%, 8/15/2021                                                              252,672.00                                 252,672.00
St Louis, MO, Tax Increment Revenue, Tax Allocation, Series A,
 10%, 8/1/2010                                                              8,709,023.00                               8,709,023.00
Sikeston, MO, Electric Revenue, 6.2%, 6/1/2010                              7,633,050.00                               7,633,050.00
Montana

Montana State Housing Board, Revenue,
Single Family Mortgage, Series A-2, 6.15%,
6/1/2030                                                            2,405,000.00                               2,405,000.00
Montana Board Housing Revenue, Family Housing
Authority, Series 1984 A, Zero Coupon, 6/1/2010                                           5,000.00                 5,000.00
Montana State Board , 6%, 5/15/2019                                 5,000,000.00                               5,000,000.00
Nebraska
Nebraska Investment Finance Authority Single,
Revenue, Series A, 6.7%, 9/1/2026                                   3,520,000.00                               3,520,000.00
Omaha, NE, Public Power Revenue, Series B, 6.2%, 2/1/2017           4,700,000.00                               4,700,000.00
Scotts Bluff County, NE, Hospital Authority,
Revenue, Prerefunded 12/15/2002, 6.45%, 12/15/2004                  1,675,000.00                               1,675,000.00
Scotts Bluff County, NE, Hospital Authority,
Revenue, 6.45%, 12/15/2004                                          1,150,000.00                               1,150,000.00
Nevada
Clark County, NV, Industrial Development Revenue,
Refunded, Nevada Power Company Project, Series B, 5.9%,
10/1/2030                                                           5,000,000.00                               5,000,000.00
Clark County, NV, School District, General Obligation,
Series B, FGIC, Zero Coupon, 3/1/2005                                                 8,070,000.00             8,070,000.00
Clark County, NV, School District, Series 1991B,
Zero Coupon, 3/1/2009                                                                 4,350,000.00             4,350,000.00
Las Vegas Nevada Monorail Department Business and industry,
1/1/2013                                                                              5,000,000.00             5,000,000.00
Nevada Las Vegas Monorail, 7.375%, 1/1/2040                         8,000,000.00      7,000,000.00            15,000,000.00
Humboldt County, NV, Pollution Control, Revenue,
Idaho Power Company Project, 8.3%, 12/1/2014                        9,650,000.00                               9,650,000.00
Nevada State Housing Division, Single Family
Mortgage Revenue, Series 1993 R, 5.95%, 10/1/2011                                     2,150,000.00             2,150,000.00
Reno, NV, Redevelopment Agency Tax Allocatation,
Series E, Prerefunded 9/1/2003, 5.65%, 9/1/2013                     3,145,000.00                               3,145,000.00
Reno, NV, Redevelopment Agency Tax Allocatation,
Series E, Prerefunded 9/1/2003, 5.75%, 9/1/2017                     4,020,000.00                               4,020,000.00
New Hampshire
New Hampshire Higher Educational & Health Facilities,
Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018                2,500,000.00                               2,500,000.00
New Hampshire Higher Educational & Health Facilities,
Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025                4,000,000.00                               4,000,000.00
New Jersey
Atlantic City, NJ, Board of Education, General
Obligation, 6%, 12/1/2013                                           4,600,000.00                               4,600,000.00
Atlantic City, NJ, Board of Education, General
Obligation, 6.1%, 12/1/2014                                         4,500,000.00                               4,500,000.00
Essex County, NJ, Improvement Authority Revenue,
Jail & Youth Housing Projects, Prerefunded 12/1/2004, 6.9%,
12/1/2014                                                           2,645,000.00                               2,645,000.00
Essex County, NJ, Improvement Authority Revenue,
Property & Equiptment Project, 12/1/2012 6.5%,                      4,050,000.00                               4,050,000.00
Jersey City, NJ, Sewer Authority Sewer, Revenue, 4.5%,
1/1/2019                                                           13,000,000.00                              13,000,000.00
New Jersey Economic Development Authority, Economic
Development Revenue, United Methodist Homes, 5.5%,
7/1/2019                                                            2,500,000.00                               2,500,000.00
New Jersey Economic Development Authority, Revenue,
United Methodist Homes, 5.75%, 7/1/2029                             9,500,000.00                               9,500,000.00
New Jersey Health Care Facilities, Revenue,
Atlantic City Medical Center, Series C, 6.8%, 7/1/2011
New Jersey Health Care Facilities, Revenue,                         6,840,000.00                               6,840,000.00
West Jersey Health Systems, Prerefunded 7/1/2002, 6.125%,
7/1/2012                                                           11,000,000.00                              11,000,000.00
New Jersey Health Care Facilities, Revenue,
Southern Ocean County Hospital, Series A, 6.125%,
7/1/2013                                                            3,735,000.00                               3,735,000.00
New Jersey Economic Development Authority Revenue,
Harrogate Inc., Series A, 5.875%, 12/1/2026                         1,000,000.00                               1,000,000.00
New Jersey Economic Development Authority, Revenue,
Series A, 5.875%, 5/1/2014                                          5,000,000.00                               5,000,000.00
New Jersey Highway Authority, ETM, 6.5%, 1/1/2011                                     4,111,000.00             4,111,000.00
New Jersey State Tran Corp Certificates, Federal
Transportation Administration Grants, Series B,
5.75%, 9/15/2013                                                   11,000,000.00                              11,000,000.00
New Jersey State Transportation Corp Certificates,
Rites-PA 785, 5.8375%, 9/15/2015                                                      5,190,000.00             5,190,000.00
New Jersey State Transportation Trust Fund Authority,
Transportation System, Series A, 5%, 6/15/2017                     21,660,000.00                              21,660,000.00
New Jersey State Transportation Trust Fund Authority,
Transportation System, Series A, 5.625%, 6/15/2014                  3,555,000.00                               3,555,000.00
New Jersey State Transportation Trust Fund Authority,
Residual Certificates, Series 224, 7.44%, 6/15/2016                11,000,000.00                              11,000,000.00
New Jersey State Turnpike Authority, Revenue,
10.375%, 1/1/2003                                                   1,450,000.00                               1,450,000.00
New Jersey State Turnpike Authority, Revenue,
Series A, 6.5%, 1/1/2016                                           45,720,000.00                              45,720,000.00
New Jersey State Turnpike Authority, Revenue,
9.1385%, 1/1/2016                                                  21,170,000.00                              21,170,000.00
New Jersey State Turnpike Authority, Revenue,
9.1385%, 1/1/2016                                                   3,830,000.00                               3,830,000.00
New Jersey State Turnpike Authority Revenue,
6%, 1/1/2012                                                        7,000,000.00                               7,000,000.00
New Jersey State Turnpike Authority Revenue,
6%, 1/1/2013                                                        5,000,000.00                               5,000,000.00
New Jersey State Turnpike Authority Revenue,
6.17%, 1/1/2010                                                    11,100,000.00                              11,100,000.00
New Jersey State Turnpike Authority, 6.17%, 1/1/2011               12,140,000.00                              12,140,000.00
New Mexico
Albuquerque, NM, Hospital Revenue, Southwest Community
Health Services, 10%, 8/1/2003                                        525,000.00                                 525,000.00
Albuquerque, NM, Hospital Revenue, Southwest Community
Health Services, Prerefunded 8/1/2008, 10.125%, 8/1/2012            4,000,000.00                               4,000,000.00
Los Alamos County, NM, Utility Income, Revenue,
Series A, 6.1%, 7/1/2010                                            4,400,000.00                               4,400,000.00
New Mexico Mortgage Finance Authority, Revenue,
Series E-2, 6.8%, 3/1/2031                                          7,440,000.00                               7,440,000.00
Socorro, NM, Hospital System Revenue, Southwest
Community Health Services, 10%, 8/1/2003                              710,000.00                                 710,000.00
New York
Long Island Power Authority, NY Electric
Systems Revenue, Series 1998 A, 5%, 12/1/2018                                         5,000,000.00             5,000,000.00
Long Island Power AuthorityZero Coupon, 6/1/2008                   14,500,000.00                              14,500,000.00
Long Island Pwr Auth N Y Elec Sys Rev Revenue,
Zero Coupon, 6/1/2012                                               6,750,000.00                               6,750,000.00
Metropolitan Transportation Authority of New York,
Transit Facilities Revenue, Series 1993 O, 5.75%, 7/1/2013                            6,775,000.00             6,775,000.00
Metropolitan Transportation Authority of New York,
Transportation Facilities Revenue, Series C, 5.125%, 7/1/2011      10,000,000.00                              10,000,000.00
Metropolitan Transportation Authority of New York,
Transit Facilities Revenue, Series 1998 C, 5.125%, 7/1/2013         5,000,000.00                               5,000,000.00
New York Metropolitan Transportation Authority, Revenue,
Series Q, 5.125%, 7/1/2012                                          7,750,000.00                               7,750,000.00
New York Metropolitan Transportation Authority,
Revenue, Series O, 6.25%, 7/1/2014                                  6,000,000.00                               6,000,000.00
New York Metropolitan Transportation Authority,
Revenue, Series A, 6%, 4/1/2020                                     5,000,000.00                               5,000,000.00
Monroe County, NY, Airport Authority, Airport
Revenue, 8.928%, 1/1/2014                                           2,005,000.00                               2,005,000.00
Monroe County, NY, Airport Authority, Airport
Revenue, 8.9247%, 1/1/2015                                          2,515,000.00                               2,515,000.00
Monroe County, NY, Airport Authority, Airport
Revenue, 9.2149%, 1/1/2016                                          1,915,000.00                               1,915,000.00
Nassau County, Industrial Finance Authority,
5.75%, 11/15/2015                                                   3,060,000.00                               3,060,000.00
Nassau County, Industrial Finance Authority ,
5.75%, 11/15/2016                                                   4,250,000.00                               4,250,000.00
New York City, NY, General Obligation, Series 1992 A,
6.375%, 8/1/2004                                                                      5,000,000.00             5,000,000.00
New York City, NY, General Obligation, Series C, AMBAC,
Prerefunded 8/1/02 at 101.50,                                                           275,000.00               275,000.00
6.4%, 8/1/2004
New York City, NY, General Obligation, Series 1995 B,
6%, 8/15/2004                                                                         3,425,000.00             3,425,000.00
New York, NY, General Obligation, Prerefunded 11/15/2001,
8.4%, 11/15/2005                                                    4,295,000.00                               4,295,000.00
New York, NY, General Obligation, Series F, 8.4%,
11/15/2005                                                            190,000.00                                 190,000.00
New York, NY, General Obligation, Series F, Prerefunded
11/15/2001, 8.4%, 11/15/2006                                        6,440,000.00                               6,440,000.00
New York, NY, General Obligation, Series F, 8.4%, 11/15/2006          560,000.00                                 560,000.00
New York City, NY, General Obligation, Series E,
ETM, MBIA, 7%, 12/1/2007                                                              1,385,000.00             1,385,000.00
New York, NY, General Obligation, Series F,
Prerefunded 11/15/2001, 8.4%, 11/15/2007                            6,335,000.00                               6,335,000.00
New York, NY, General Obligation, Series F,
Prerefunded 11/15/2001, 8.4%, 11/15/2008                           11,000,000.00                              11,000,000.00
New York, NY, General Obligation, Series F,
Prerefunded 11/15/2001, 8.4%, 11/15/2009                            1,050,000.00                               1,050,000.00
New York City, NY, General Obligation, Series 1995 E,
6.5%, 2/15/2005                                                                       7,000,000.00             7,000,000.00
New York, NY, General Obligation, Series A, Prerefunded
8/15/2001, 7.75%, 8/15/2015                                         3,408,000.00                               3,408,000.00
New York, NY, General Obligation, Series A, 7.75%,
8/15/2015                                                              92,000.00                                  92,000.00
New York City, NY, General Obligation, Series 1996 G,
6.75%, 2/1/2009                                                                       2,000,000.00             2,000,000.00
New York, NY, General Obligation, Series J, 5.875%,
2/15/2019                                                          16,060,000.00                              16,060,000.00
New York City, NY, General Obligation, Series 1992 H,
Prerefunded 1/1/2002 at 101.50,, 7%, 2/1/2005                                             5,000.00                 5,000.00
New York City, NY, General Obligation, Series H, 7%,
2/1/2005                                                                                480,000.00               480,000.00
New York City, NY, General Obligation, 6.5%, 5/15/2012                                7,000,000.00             7,000,000.00
New York, NY, General Obligation, Series H, Prerefunded
2/1/2002, 7%, 2/1/2007                                              2,760,000.00                               2,760,000.00
New York, NY, General Obligation, Series H, 7%, 2/1/2007              240,000.00                                 240,000.00
New York, NY, Series G, 5%, 8/1/2018                                4,750,000.00                               4,750,000.00
New York, NY, General Obligation, Series G, Zero Coupon,
8/1/2009                                                           19,100,000.00                              19,100,000.00
New York, NY, Series C, 5.3875%, 11/15/2017                                           5,000,000.00             5,000,000.00
New York, NY, City Municipal Water Financial Authority,
Revenue, Water & Sewer Systems, Prerefunded 6/15/2001, 7%,
6/15/2015                                                             230,000.00                                 230,000.00
New York, NY, City Municipal Water Financial Authority,
Revenue, Water & Sewer Systems, 7%, 6/15/2015                         740,000.00                                 740,000.00
New York, NY, City Municipal Water Financial Authority,
Revenue, Water & Sewer Systems, Prerefunded 6/15/2001, 7%,
6/15/2015                                                             530,000.00                                 530,000.00
New York NY City Transitional FIN Authority Revenue, 5%,
5/1/2026                                                                              4,000,000.00             4,000,000.00
New York, NY, City Industrial Development Agency Revenue, USTA
National Tennis Center Project, 6.5%, 11/15/2010                    3,485,000.00                               3,485,000.00
New York City, NY, Industrial Development Agency Revenue, USTA
National Tennis Center Project, 6.6%, 11/15/2011                    3,000,000.00                               3,000,000.00
New York State Dormitory Authority Revenue, City University,
FGIC, Series D, 7%, 7/1/2009                                                          4,000,000.00             4,000,000.00
New York State Dormitory Authority Revenue, City University,
Series C, FGIC, 7.5%, 7/1/2010                                                        5,750,000.00             5,750,000.00
New York State Dormitory Authority RevenueSeries 1993 A, 5.5%,
5/15/2019                                                                             1,500,000.00             1,500,000.00
New York State Dormitory Authority RevenueSeries 1993 C, 5.25%,
5/15/2021                                                                             2,000,000.00             2,000,000.00
New York State Dormitory Authority, Revenue, State University
Educational Facilities, Revenue, Prerefunded
5/15/02, 7.25%, 5/15/2018                                           3,370,000.00                               3,370,000.00
New York State Dormitory Authority, Revenue, State University
Educational Facilities, Revenue, Prerefunded
5/15/2002, 7.25%, 5/15/2018                                           440,000.00                                 440,000.00
New York State Dormitory Authority, City University System,
Consolidated Revenue, Series F, 5.375%, 7/1/2007                                      2,000,000.00             2,000,000.00
New York State Dormitory Authority, City University, Revenue,
5.75%, 7/1/2013                                                     5,500,000.00                               5,500,000.00
New York State Dormitory Authority Revenue, City University
System, 6%, 7/1/2014                                                7,000,000.00                               7,000,000.00
New York State Dormitory Authority, City University System,
Revenue, Series I, 5.125%, 7/1/2027                                                  19,100,000.00            19,100,000.00
New York State Dormitory Authority Revenue, State Universities
Educational Facilities, Series B, 5%, 5/15/2018                     7,000,000.00                               7,000,000.00
New York State Dormitory Authority, Mental Health Services,
Revenue, 5.25%, 8/15/2024                                                            10,250,000.00            10,250,000.00
New York State Dormitory Authority, Revenue Bond, 5.25%,
5/15/2017                                                                             3,500,000.00             3,500,000.00
New York State Environmental Facilities Corporation, State
Water Pollution, Revolving Fund Revenue, Series A,
Prerefunded 06/15/2001, 7.25%, 6/15/2010                            4,520,000.00                               4,520,000.00
New York State Environment Facilities Corporation Revenue,
Pollution Control, Prerefunded 6/15/2004, 6.875%,
6/15/2014                                                           6,815,000.00                               6,815,000.00
New York State Environmental Facilities Corporation, State
Water Pollution Control, Revolving Fund Revenue,
Series A, 7.25%, 6/15/2010                                            480,000.00                                 480,000.00
New York State Environmental Facilities Corporation Revenue,
Pollution Control, 6.875%, 6/15/2014                                4,560,000.00                               4,560,000.00
New York State Environmental Facilities Corporation Revenue,
Pollution Control, Series C, 7.2%, 3/15/2011                        2,500,000.00                               2,500,000.00
New York State Local Assistance Corporation, Revenue, Series B,
Prerefunded 4/1/2001, 7.5%, 4/1/2020                                7,000,000.00                               7,000,000.00
New York State Medical Care Facilities Financial Agency Revenue,
Prerefunded 2/15/2000, 7.75%, 8/15/2010                               805,000.00                                 805,000.00

New York State Medical Care Facilities Financial Agency Revenue,
Series D, Prerefunded 2/15/2003, 6.45%, 2/15/2009                   8,015,000.00                               8,015,000.00
New York State Medical Care Facilities Financial Agency
Revenue, Series A, Prerefunded 2/15/2005, 6.75%,
8/15/2014                                                           8,000,000.00                               8,000,000.00
New York State Thruway Authority Revenue, Local Highway
& Bridge, 5.625%, 4/1/2012                                          5,470,000.00                               5,470,000.00
New York St Twy Auth Svc Contract Rev, 5.5%, 4/1/2011                                 5,000,000.00             5,000,000.00

Montana State Housing Board, Revenue,
Single Family Mortgage, Series A-2, 6.15%,
6/1/2030                                                              2,444,754.00                       2,444,754.00
Montana Board Housing Revenue, Family Housing
Authority, Series 1984 A, Zero Coupon, 6/1/2010                                             1,796.00         1,796.00
Montana State Board , 6%, 5/15/2019                                   5,308,600.00                       5,308,600.00
Nebraska
Nebraska Investment Finance Authority Single,
Revenue, Series A, 6.7%, 9/1/2026                                     3,600,502.00                       3,600,502.00
Omaha, NE, Public Power Revenue, Series B, 6.2%, 2/1/201              5,150,824.00                       5,150,824.00
Scotts Bluff County, NE, Hospital Authority,
Revenue, Prerefunded 12/15/2002, 6.45%, 12/15/2004                    1,757,175.00                       1,757,175.00
Scotts Bluff County, NE, Hospital Authority,
Revenue, 6.45%, 12/15/2004                                            1,170,228.00                       1,170,228.00
Nevada
Clark County, NV, Industrial Development Revenue,
Refunded, Nevada Power Company Project, Series B, 5.9%,
10/1/2030                                                             4,399,000.00                       4,399,000.00
Clark County, NV, School District, General Obligation,
Series B, FGIC, Zero Coupon, 3/1/2005                                                   6,593,028.00     6,593,028.00
Clark County, NV, School District, Series 1991B,
Zero Coupon, 3/1/2009                                                                   2,891,575.00     2,891,575.00
Las Vegas Nevada Monorail Department Business and industry,
1/1/2013                                                                                2,616,700.00     2,616,700.00
Nevada Las Vegas Monorail, 7.375%, 1/1/2040                           7,600,080.00      6,650,070.00    14,250,150.00
Humboldt County, NV, Pollution Control, Revenue,
Idaho Power Company Project, 8.3%, 12/1/2014                         10,735,721.00                      10,735,721.00
Nevada State Housing Division, Single Family
Mortgage Revenue, Series 1993 R, 5.95%, 10/1/2011                                       2,176,767.00     2,176,767.00
Reno, NV, Redevelopment Agency Tax Allocatation,                      3,262,339.00                       3,262,339.00
Series E, Prerefunded 9/1/2003, 5.65%, 9/1/2013
Reno, NV, Redevelopment Agency Tax Allocatation,                      4,180,277.00                       4,180,277.00
Series E, Prerefunded 9/1/2003, 5.75%, 9/1/2017
New Hampshire
New Hampshire Higher Educational & Health Facilities,                 2,506,725.00                       2,506,725.00
Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018
New Hampshire Higher Educational & Health Facilities,                 4,010,720.00                       4,010,720.00
Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025
New Jersey
Atlantic City, NJ, Board of Education, General                        5,070,718.00                       5,070,718.00
Obligation, 6%, 12/1/2013
Atlantic City, NJ, Board of Education, General                        5,001,390.00                       5,001,390.00
Obligation, 6.1%, 12/1/2014
Essex County, NJ, Improvement Authority Revenue,
Jail & Youth Housing Projects, Prerefunded 12/1/2004, 6.9%,           2,922,407.00                       2,922,407.00
12/1/2014
Essex County, NJ, Improvement Authority Revenue,                      4,259,911.00                       4,259,911.00
Property & Equiptment Project, 12/1/2012
6.5%,
Jersey City, NJ, Sewer Authority Sewer, Revenue, 4.5%, 1/1/2019      11,666,200.00                      11,666,200.00
New Jersey Economic Development Authority, Economic
Development Revenue, United Methodist Homes, 5.5%,
7/1/2019                                                              2,019,925.00                       2,019,925.00
New Jersey Economic Development Authority, Revenue,
United Methodist Homes, 5.75%, 7/1/2029                               7,506,615.00                       7,506,615.00
New Jersey Health Care Facilities, Revenue,
Atlantic City Medical Center, Series C, 6.8%, 7/1/2011                7,140,891.00                       7,140,891.00
New Jersey Health Care Facilities, Revenue,
West Jersey Health Systems, Prerefunded 7/1/2002, 6.125%,
7/1/2012                                                             11,500,280.00                      11,500,280.00
New Jersey Health Care Facilities, Revenue,
Southern Ocean County Hospital, Series A, 6.125%,
7/1/2013                                                              3,532,824.00                       3,532,824.00
New Jersey Economic Development Authority Revenue,
Harrogate Inc., Series A, 5.875%, 12/1/2026                             850,370.00                         850,370.00
New Jersey Economic Development Authority, Revenue,
Series A, 5.875%, 5/1/2014                                            5,292,150.00                       5,292,150.00
New Jersey Highway Authority, ETM, 6.5%, 1/1/2011                                       4,436,344.00     4,436,344.00
New Jersey State Tran Corp Certificates, Federal
Transportation Administration Grants, Series B,
5.75%, 9/15/2013                                                     11,636,020.00                      11,636,020.00
New Jersey State Transportation Corp Certificates,
Rites-PA 785, 5.8375%,                                                                  5,898,019.00     5,898,019.00
9/15/2015

New Jersey State Transportation Trust Fund Authority,
Transportation System, Series A, 5%, 6/15/2017                       21,007,600.00                      21,007,600.00
New Jersey State Transportation Trust Fund Authority,
Transportation System, Series A, 5.625%, 6/15/2014                    3,771,606.00                       3,771,606.00
New Jersey State Transportation Trust Fund Authority,
Residual Certificates, Series 224, 7.44%, 6/15/2016                  12,311,310.00                      12,311,310.00
New Jersey State Turnpike Authority, Revenue,
10.375%, 1/1/2003                                                     1,543,003.00                       1,543,003.00
New Jersey State Turnpike Authority, Revenue,
Series A, 6.5%, 1/1/2016                                             52,131,772.00                      52,131,772.00
New Jersey State Turnpike Authority, Revenue,
9.1385%, 1/1/2016                                                    27,106,914.00                      27,106,914.00
New Jersey State Turnpike Authority, Revenue,
9.1385%, 1/1/2016                                                     4,904,085.00                       4,904,085.00
New Jersey State Turnpike Authority Revenue,
6%, 1/1/2012                                                          7,693,140.00                       7,693,140.00
New Jersey State Turnpike Authority Revenue,
6%, 1/1/2013                                                          5,494,500.00                       5,494,500.00
New Jersey State Turnpike Authority Revenue,
6.17%, 1/1/2010                                                      12,798,300.00                      12,798,300.00
New Jersey State Turnpike Authority, 6.17%, 1/1/2011                 14,558,895.00                      14,558,895.00
New Mexico
Albuquerque, NM, Hospital Revenue, Southwest Community
Health Services, 10%, 8/1/2003                                          570,218.00                         570,218.00

Albuquerque, NM, Hospital Revenue, Southwest Community
Health Services, Prerefunded 8/1/2008, 10.125%, 8/1/2012              5,025,960.00                       5,025,960.00
Los Alamos County, NM, Utility Income, Revenue,
Series A, 6.1%, 7/1/2010                                              4,678,388.00                       4,678,388.00
New Mexico Mortgage Finance Authority, Revenue,
Series E-2, 6.8%, 3/1/2031                                            8,036,613.00                       8,036,613.00
Socorro, NM, Hospital System Revenue, Southwest
Community Health Services, 10%, 8/1/2003                                771,237.00                         771,237.00
New York
Long Island Power Authority, NY Electric
Systems Revenue, Series 1998 A, 5%, 12/1/2018                                           4,774,300.00     4,774,300.00
Long Island Power AuthorityZero Coupon, 6/1/2008                     10,102,440.00                      10,102,440.00
Long Island Pwr Auth N Y Elec Sys Rev Revenue,
Zero Coupon, 6/1/2012                                                 4,463,167.00                       4,463,167.00
Metropolitan Transportation Authority of New York,
Transit Facilities Revenue, Series 1993 O, 5.75%, 7/1/2013                              7,228,721.00     7,228,721.00
Metropolitan Transportation Authority of New York,
Transportation Facilities Revenue, Series C, 5.125%, 7/1/2011        10,196,000.00                      10,196,000.00
Metropolitan Transportation Authority of New York,
Transit Facilities Revenue, Series 1998 C, 5.125%, 7/1/2013           5,032,250.00                       5,032,250.00
New York Metropolitan Transportation Authority, Revenue,
Series Q, 5.125%, 7/1/2012                                            7,846,332.00                       7,846,332.00
New York Metropolitan Transportation Authority,
Revenue, Series O, 6.25%, 7/1/2014                                    6,450,600.00                       6,450,600.00
New York Metropolitan Transportation Authority,
Revenue, Series A, 6%, 4/1/2020                                       5,448,450.00                       5,448,450.00
Monroe County, NY, Airport Authority, Airport
Revenue, 8.928%, 1/1/2014                                             2,241,630.00                       2,241,630.00
Monroe County, NY, Airport Authority, Airport
Revenue, 8.9247%, 1/1/2015                                            2,806,664.00                       2,806,664.00
Monroe County, NY, Airport Authority, Airport
Revenue, 9.2149%, 1/1/2016                                            2,170,365.00                       2,170,365.00
Nassau County, Industrial Finance Authority,
5.75%, 11/15/2015                                                     3,188,244.00                       3,188,244.00
Nassau County, Industrial Finance Authority ,
5.75%, 11/15/2016                                                     4,424,760.00                       4,424,760.00
New York City, NY, General Obligation, Series 1992 A,
6.375%, 8/1/2004                                                                        5,216,350.00     5,216,350.00
New York City, NY, General Obligation, Series C, AMBAC,
Prerefunded 8/1/02 at 101.50, 6.4%, 8/1/2004                                              288,279.00       288,279.00
New York City, NY, General Obligation, Series 1995 B,
6%, 8/15/2004                                                                           3,595,428.00     3,595,428.00
New York, NY, General Obligation, Prerefunded 11/15/2001,
8.4%, 11/15/2005                                                      4,522,935.00                       4,522,935.00
New York, NY, General Obligation, Series F, 8.4%,
11/15/2005                                                              199,581.00                         199,581.00
New York, NY, General Obligation, Series F, Prerefunded
11/15/2001, 8.4%, 11/15/2006                                          6,781,770.00                       6,781,770.00
New York, NY, General Obligation, Series F, 8.4%, 11/15/2006            588,240.00                         588,240.00
New York City, NY, General Obligation, Series E,
ETM, MBIA, 7%, 12/1/2007                                                                1,467,615.00     1,467,615.00
New York, NY, General Obligation, Series F,
Prerefunded 11/15/2001, 8.4%, 11/15/2007                              6,671,198.00                       6,671,198.00
New York, NY, General Obligation, Series F,
Prerefunded 11/15/2001, 8.4%, 11/15/2008                             11,583,770.00                      11,583,770.00
New York, NY, General Obligation, Series F,
Prerefunded 11/15/2001, 8.4%, 11/15/2009                              1,105,723.00                       1,105,723.00
New York City, NY, General Obligation, Series 1995 E,
6.5%, 2/15/2005                                                                         7,504,420.00     7,504,420.00
New York, NY, General Obligation, Series A, Prerefunded
8/15/2001, 7.75%, 8/15/2015                                           3,540,264.00                       3,540,264.00
New York, NY, General Obligation, Series A, 7.75%,
8/15/2015                                                                95,279.00                          95,279.00
New York City, NY, General Obligation, Series 1996 G,
6.75%, 2/1/2009                                                                         2,250,040.00     2,250,040.00
New York, NY, General Obligation, Series J, 5.875%,
2/15/2019                                                            16,398,544.00                      16,398,544.00
New York City, NY, General Obligation, Series 1992 H,
Prerefunded 1/1/2002 at 101.50,, 7%, 2/1/2005                                               5,226.00         5,226.00
New York City, NY, General Obligation, Series H, 7%,
2/1/2005                                                                                  499,809.00       499,809.00
New York City, NY, General Obligation, 6.5%, 5/15/2012                                  7,813,330.00     7,813,330.00
New York, NY, General Obligation, Series H, Prerefunded
2/1/2002, 7%, 2/1/2007                                                2,884,310.00                       2,884,310.00
New York, NY, General Obligation, Series H, 7%, 2/1/2007                249,904.00                         249,904.00
New York, NY, Series G, 5%, 8/1/2018                                  4,470,605.00                       4,470,605.00
New York, NY, General Obligation, Series G, Zero Coupon,
8/1/2009                                                             12,495,220.00                      12,495,220.00
New York, NY, Series C, 5.3875%, 11/15/2017                                             5,021,050.00     5,021,050.00
New York, NY, City Municipal Water Financial Authority,
Revenue, Water & Sewer Systems, Prerefunded
6/15/2001, 7%, 6/15/2015                                                235,621.00                         235,621.00
New York, NY, City Municipal Water Financial Authority,
Revenue, Water & Sewer Systems, 7%, 6/15/2015                           758,085.00                         758,085.00
New York, NY, City Municipal Water Financial Authority,
Revenue, Water & Sewer Systems, Prerefunded
6/15/2001, 7%,6/15/2015                                                 542,953.00                         542,953.00
New York NY City Transitional FIN Authority Revenue, 5%,
5/1/2026                                                                                3,714,840.00     3,714,840.00
New York, NY, City Industrial Development Agency Revenue, USTA
National Tennis Center Project, 6.5%, 11/15/2010                      3,749,372.00                       3,749,372.00
New York City, NY, Industrial Development Agency Revenue, USTA
National Tennis Center Project, 6.6%, 11/15/2011                      3,246,750.00                       3,246,750.00
New York State Dormitory Authority Revenue, City University,
FGIC, Series D, 7%, 7/1/2009                                                            4,445,000.00     4,445,000.00
New York State Dormitory Authority Revenue, City University,
Series C, FGIC, 7.5%, 7/1/2010                                                          6,702,602.00     6,702,602.00
New York State Dormitory Authority RevenueSeries 1993 A, 5.5%,
5/15/2019                                                                               1,537,680.00     1,537,680.00
New York State Dormitory Authority RevenueSeries 1993 C, 5.25%,
5/15/2021                                                                               1,976,480.00     1,976,480.00
New York State Dormitory Authority, Revenue, State University
Educational Facilities, Revenue, Prerefunded
5/15/02, 7.25%, 5/15/2018                                             3,576,041.00                       3,576,041.00
New York State Dormitory Authority, Revenue, State University
Educational Facilities, Revenue, Prerefunded
5/15/2002, 7.25%, 5/15/2018                                             466,901.00                         466,901.00
New York State Dormitory Authority, City University System,
Consolidated Revenue, Series F, 5.375%, 7/1/2007                                        2,067,040.00     2,067,040.00
New York State Dormitory Authority, City University, Revenue,
5.75%, 7/1/2013                                                       5,921,630.00                       5,921,630.00
New York State Dormitory Authority Revenue, City University
System, 6%, 7/1/2014                                                  7,702,100.00                       7,702,100.00
New York State Dormitory Authority, City University System,
Revenue, Series I, 5.125%, 7/1/2027                                                    17,977,684.00    17,977,684.00
New York State Dormitory Authority Revenue, State Universities
Educational Facilities, Series B, 5%, 5/15/2018                       6,704,880.00                       6,704,880.00
New York State Dormitory Authority, Mental Health Services,
Revenue, 5.25%, 8/15/2024                                                               9,892,172.00     9,892,172.00
New York State Dormitory Authority, Revenue Bond, 5.25%,
5/15/2017                                                                               3,482,745.00     3,482,745.00
New York State Environmental Facilities Corporation, State
Water Pollution, Revolving Fund Revenue, Series A,
Prerefunded 06/15/2001, 7.25%, 6/15/2010                              4,680,912.00                       4,680,912.00
New York State Environment Facilities Corporation Revenue,
Pollution Control, Prerefunded 6/15/2004, 6.875%, 6/15/2014           7,452,406.00                       7,452,406.00
New York State Environmental Facilities Corporation, State
Water Pollution Control, Revolving Fund Revenue,
Series A, 7.25%, 6/15/2010                                              496,449.00                         496,449.00
New York State Environmental Facilities Corporation Revenue,
Pollution Control, 6.875%, 6/15/2014                                  4,910,937.00                       4,910,937.00
New York State Environmental Facilities Corporation Revenue,
Pollution Control, Series C, 7.2%, 3/15/2011                          2,554,950.00                       2,554,950.00
New York State Local Assistance Corporation, Revenue, Series B,
Prerefunded 4/1/2001, 7.5%, 4/1/2020                                  7,212,800.00                       7,212,800.00
New York State Medical Care Facilities Financial Agency Revenue,
Prerefunded 2/15/2000, 7.75%, 8/15/2010                                 839,051.00                         839,051.00
New York State Medical Care Facilities Financial Agency Revenue,
Series D, Prerefunded 2/15/2003, 6.45%, 2/15/2009                     8,491,652.00                       8,491,652.00
New York State Medical Care Facilities Financial Agency
Revenue, Series A, Prerefunded 2/15/2005, 6.75%, 8/15/2014            8,847,600.00                       8,847,600.00
New York State Thruway Authority Revenue, Local Highway
& Bridge, 5.625%, 4/1/2012                                            5,765,270.00                       5,765,270.00
New York St Twy Auth Svc Contract Rev, 5.5%, 4/1/2011                                   5,259,300.00     5,259,300.00

New York State thruway service
 contract, 5.75%, 4/1/2016                                      10,000,000.00                 10,000,000.00
New York State Urban Development
 Corporation, State Facilities,
 Revenue, 5.6%, 4/1/2015                                         4,655,000.00                  4,655,000.00
New York State Urban Development
 Corporation, State Facilities,
 Revenue, 5.7%, 4/1/2020                                         3,600,000.00                  3,600,000.00
New York State, Urban Development
 Authority, Correctional Facilities,
 6.5%, 1/1/2011                                                                 4,500,000.00   4,500,000.00
Onondaga County, NY, Industrial
 Development Agency, Solid Waste
 Disposal Facility, Solvay
 Paperboard LLC, Series
1998, AMT, 7%, 11/1/2030                                                        3,500,000.00   3,500,000.00
New York & New Jersey, Port
 Authority Revenue, Series 8,
 6.5%, 10/15/2008                                                5,390,000.00                  5,390,000.00
New York & New Jersey Port
 Authority, Revenue, Series 6,
 6, 7/1/2013                                                     6,555,000.00                  6,555,000.00
New York & New Jersey Port
 Authority, Revenue, Series 6,
 6%, 7/1/2015                                                    2,500,000.00                  2,500,000.00
New York & New Jersey Port
 Authority, 6.9199992%, 10/15/2014                               6,160,000.00                  6,160,000.00
New York & New Jersey Port
 Authority, Special Obligation,
 Revenue, Continental/Eastern
 Project, Laguardia, 9.125%,
 12/1/2015                                                       3,150,000.00                  3,150,000.00
Port Authority of New York &
 New Jersey, Special Obligation,
 JFK International Air Terminal,
 Split Amount, Series 1996, AMT,
 7%, 10/1/2007                                                                  2,000,000.00   2,000,000.00
Suffolk County, NY, Industrial
 Development Agency, Southwest
 Sewer Symstem, FGIC, 6%, 2/1/2007                                              8,000,000.00   8,000,000.00
Triborough Bridge & Tunnel Authority,
 NY, General Purpose Revenue,
 Series A, 5.125%, 1/1/2018                                                     6,500,000.00   6,500,000.00
Triborough Bridge & Tunnel Authority,
 NY, General Purpose Revenue,
 Series Y, 5.5%, 1/1/2017                                                       5,050,000.00   5,050,000.00
North Carolina
Durham County, NC, Certificates
 of Participation, Jail Facilities
 & Computer Equipment Project,
 Prerefunded 8/1/2008, 6.625%,
 5/1/2014                                                        5,500,000.00                  5,500,000.00
North Carolina Eastern Municipal
 Power Agency, Power System Revenue,
 Series B, FGIC, 6%, 1/1/2018                                                   8,775,000.00   8,775,000.00
North Carolina Eastern Municipal
 Power Agency Revenue, Series B,
 6%, 1/1/2022                                                   18,775,000.00                 18,775,000.00
North Carolina Municipal Power
 Agency No. 1, Catawba Electric
 Revenue, MBIA, 6%, 1/1/2011                                                    8,235,000.00   8,235,000.00
North Carolina Municipal Power
 Agency No. 1, Catawba Electric
 Revenue, MBIA, 5.25%, 1/1/2008                                                 2,500,000.00   2,500,000.00
North Carolina Municipal Power
 Agency No. 1, Catawba Electricity,
 Revenue, Series 1992, 7.25%, 1/1/2007                                          5,000,000.00   5,000,000.00
North Carolina Municipal Power Agency
 No. 1, Catawba Electric Revenue,
 Series 1993, 5.25%, 1/1/2009                                                   8,500,000.00   8,500,000.00
State of North Carolina, General
 Obligation, Public School Building,
 4.6%, 4/1/2013                                                 16,500,000.00                 16,500,000.00
North Dakota
Bismarck, ND, Hospital Revenue,
 St. Alexius Medical Center, Series
 1991, AMBAC, Zero Coupon, 5/1/2002                                             2,850,000.00   2,850,000.00
North Dakota State Financial Agency
 Revenue, Single Family Mortgage,
 Series A, 8.05%, 1/1/2024                                         430,000.00                    430,000.00
Ohio
Akron Ohio Econ Dev, 6%, 12/1/2012                                              1,000,000.00   1,000,000.00
Akron, OH, Sewer System, Revenue,
 5.9%, 12/1/2011                                  385,000.00                                     385,000.00    409,281.00
Athens County, OH, Economic
 Development, Revenue, Ohio Athens
 Inc. Project, 6.25%, 11/1/2011                   500,000.00                                     500,000.00    483,300.00
Avon, OH, Local School District,
 General Obligation, 6.5%, 12/1/2015              940,000.00                                     940,000.00  1,082,720.00
Batavia, OH, Local School District,
 General Obligation, Prerefunded
 12/01/2005, 7%, 12/1/2014                        500,000.00                                     500,000.00    564,525.00
Beavercreek, OH, Local School District,
 General Obligation, Series 1996,
 6.6%, 12/1/2015                                  500,000.00                    1,000,000.00   1,500,000.00    577,690.00
Big Walnut, OH, Local School District,
 General Obligation, zero coupon,
 12/1/2012                                        420,000.00                                     420,000.00    226,140.00
Bowling Green State University, Ohio
 Gen Receipts, 5.75%, 6/1/2013                    125,000.00                                     125,000.00    131,731.00
Bowling Green State University, Ohio
 Gen Receipts, 5.75%, 6/1/2016                    250,000.00                                     250,000.00    259,552.00
Clermont County, OH, Hospital
 Facilities Revenue, Mercy Health
 Center, Series A, Prerefunded
 9/1/2019, 7.5%, 9/1/2019                                        2,205,000.00                  2,205,000.00
Cleveland-Cuyahoga County, OH, Port
 Development Revenue, C&P Docks
 Project, 6%, 3/1/2007                            485,000.00     1,205,000.00     965,000.00   2,655,000.00    469,989.00
Cleveland, OH, General Obligation,
 Series A, Prerefunded 07/01/2002,
 6.3%, 7/1/2006                                                                 1,000,000.00   1,000,000.00
Cleveland, OH, Parking Facility Revenue,
 6%, 9/15/2009                                                                  1,385,000.00   1,385,000.00
Cleveland, OH Public Power Systems
 Revenue, Capital Appreciation,
 First Mortgage, Series 1994A, Zero
 Coupon, 11/15/2012                                                             2,250,000.00   2,250,000.00
Cleveland, OH, Public Power System
 Revenue, Series 1996-1, 6%, 11/15/2011                                         1,050,000.00   1,050,000.00
Cleveland, OH, Public Power System
 Revenue, Prerefunded, Series A,
 7%, 11/15/2017                                                    510,000.00                    510,000.00
Cleveland, OH, Public Power System
 Revenue, Prerefunded, Series A,
 7%, 11/15/2017                                                                   145,000.00     145,000.00
Cleveland, OH, Public Power System
 Revenue, Unrefunded Balance, Series A,
 7%, 11/15/2017                                                    340,000.00                    340,000.00
Cleveland, OH, Public Power System
 Revenue, Unrefunded Balance, Series A,
 7%, 11/15/2017                                                                   605,000.00     605,000.00
CLEVELAND OHIO PUB PWR SYSTEMS, Prefunded
 11/15/2001, 7%, 11/15/2017                       150,000.00                                     150,000.00    156,631.00
CLEVELAND OHIO PUB PWR SYSTEMS, 7%,
 11/15/2017                                       600,000.00                                     600,000.00    624,408.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, zero coupon, 12/1/2008                  825,000.00                                     825,000.00    524,394.00
Cleveland, OH, Non Taxable Revenue
 Bond, Cleveland Stadium, Series A,
 12/1/2011                                                                        820,000.00     820,000.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, Series A, 12/1/2014                                                     820,000.00     820,000.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, Series A, 12/1/2017                                                     820,000.00     820,000.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, zero coupon, 12/1/2020                  820,000.00                                     820,000.00    262,826.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, 12/1/2012                               815,000.00                                     815,000.00    412,838.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, Series B, 12/1/2015                                                     815,000.00     815,000.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, Series B, 12/1/2018                                                     815,000.00     815,000.00
Cleveland, OH, Urban Renewal Tax
 Increment Rock & Roll Hall of Fame
 and Museum Project, 6.75%, 3/15/2018                                           1,000,000.00   1,000,000.00
Cleveland, OH, Water Works Revenue,
 MBIA Insured, Series 1993G, 5.5%,
 1/1/2013                                                                      10,000,000.00  10,000,000.00
Cleveland, OH, Waterworks Revenue,
 Series B, Prerefunded 1/1/2002, 6.5%,
 1/1/2011                                                        4,195,000.00                  4,195,000.00
Cleveland, OH, Waterworks Revenue,
 Series B, 6.5%, 1/1/2011                                          385,000.00                    385,000.00
Cleveland, OH, Waterworks Revenue,
 Series I, 5%, 1/1/2017                                                         1,000,000.00   1,000,000.00
Cleveland, OH, Waterworks Revenue,
 Prerefunded 01/01/2002, 6.25%, 1/1/2015          615,000.00                                     615,000.00    638,874.00
Cleveland, OH, Waterworks Revenue,
 6.25%, 1/1/2015                                   25,000.00                                      25,000.00     25,859.00
Columbus, OH, General Obligation,
 Unlimited Tax, Sewer Improvement,
 Prerefunded 05/01/2003, 6%, /5/1/2013                                          1,000,000.00   1,000,000.00
Crawford County, OH, General Obligation,
 Prerefunded 12/01/20004,
 6.75%, 12/1/2019                                 700,000.00                                     700,000.00    771,127.00
Cuyahoga County, OH, General Obligation,
 5.65%, 5/15/2018                                 500,000.00                                     500,000.00    524,480.00
Cuyahoga County, OH, 5%, 12/1/2020              1,000,000.00                                   1,000,000.00    952,030.00
Cuyahoga County, OH, General Obligation,
 Jail Facilities, Series 1991,
 ETM, Zero Coupon, 10/1/2002                                                    1,500,000.00   1,500,000.00
Cuyahoga County, OH, Hospital Revenue,
 Meridia Health System, Prerefunded
 8/15/2005, 6.25%, 8/15/2014                      950,000.00     7,050,000.00                  8,000,000.00  1,034,531.00
Cuyahoga County, OH, Hospital Facilities
 Revenue, Health Cleveland Inc.,
 Series 1993, 6.25%, 8/15/2010                                                  1,000,000.00   1,000,000.00
Cuyahoga County, OH, Multifamily Housing
 Revenue, 6.5%, 10/20/2020                      1,000,000.00                                   1,000,000.00  1,035,770.00
Dublin, OH, City School District,
 General Obligation, 12/1/2011                  1,095,000.00                                   1,095,000.00    629,844.00
Edon Township, OH, Local School District,
 General Obligation, 6%, 12/1/2019                475,000.00                                     475,000.00    509,190.00
Fairfield, OH, City School District,
 7.2%, 12/1/2009                                                                1,000,000.00   1,000,000.00
Fayette County, OH, Rattlesnake
 Improvement Area, General
 Obligation, 5.9%, 12/1/2013                      135,000.00                                     135,000.00    138,329.00
Finneytown, OH, Local School District,
 General Obligation, 6.2%, 12/1/2017              320,000.00                                     320,000.00    357,177.00
Franklin County, OH, Health Care
 Facilities, Revenue Refunding, Ohio
 Presbyterian Services, Series 1997,
 5.25%, 7/2/2008                                                                  500,000.00     500,000.00
Franklin County, OH, Health Care
 Facilities, Revenue Refunding, Ohio
 Presbyterian Services, Series 1997,
 5.5%, 7/1/2017                                                                 1,000,000.00   1,000,000.00
Franklin County, OH, Riverside United
 Methodist Hospital, Series A,
 5.75%, 5/15/2012                                                               1,950,000.00   1,950,000.00
Franklin, OH, Muskingum County Local
 School District, General Obligation,
 6.5%, 12/1/2013                                  500,000.00                                     500,000.00    566,965.00
Gateway Economic Development Corporation
 of Cleveland, OH, Stadium Revenue,
 6.5%, 9/15/2014                                                                4,000,000.00   4,000,000.00
Green Springs, OH, Health Care, Revenue,
 St Francis Health Care Center Project,
 Series A, 7%, 5/15/2014                          400,000.00     4,235,000.00                  4,635,000.00    339,096.00
Green Springs, OH, Health Care, Revenue,
 St Francis Health Care Center Project,
 Series A, 7.125%, 5/15/2025                                     4,405,000.00                  4,405,000.00
Hamilton County, OH, 5%, 12/1/2024              1,000,000.00                                   1,000,000.00    926,910.00
Hamilton County, OH, Health System
 Revenue, Franciscan Sisters of the
 Poor Health System, Providence Hospital,
Series 1992, 6.8%, 7/1/2008                                                     2,000,000.00   2,000,000.00
Hamilton County, OH, 5.75%, 12/1/2014                            2,000,000.00                  2,000,000.00
Hamilton County, OH, 5.75%, 12/1/2015             240,000.00     4,000,000.00                  4,240,000.00    251,817.00
Hamilton County, OH, Sewer System
 Revenue, Improvement and Refunding,
 FGIC Insured, 5.45%, 12/1/2009                                                 1,000,000.00   1,000,000.00
Highland Heights, OH, General Obligation,
 6.15%, 12/1/2012                                 145,000.00                                     145,000.00    151,699.00
Hilliard, OH, School District, Series
 1996A, Zero Coupon, FGIC Insured,
 12/1/2012                                                                      1,655,000.00   1,655,000.00
Huber Heights, OH, Water System Revenue,
 Capital Appreciation, Zero Coupon,
 12/1/2012                                                                      1,005,000.00   1,005,000.00
Lakeview, OH, Local School District,
 General Obligation, Prerefunded
 12/01/2004, 6.9%, 12/1/2014                      700,000.00                                     700,000.00    774,774.00
Liberty, OH, Local School District,
 General Obligation, 12/1/2014                    570,000.00                                     570,000.00    269,741.00
Liberty, OH, Local School District,
 General Obligation, 12/1/2011                    250,000.00                                     250,000.00    143,800.00
Liberty, OH, Local School District,
 12/1/2012                                        255,000.00                                     255,000.00    138,023.00
Lorain County, OH, Hospital Refunding
 Revenue, Humility of Mary Health
 Care System, Series A, Prerefunded
 12/15/2005, 5.9%, 12/15/2008                                                   1,000,000.00   1,000,000.00
Lorain, OH, Hospital Authority
 Refunding Revenue, Lakeland Community
 Hospital Inc., 6.5%, 11/15/2012                                                1,000,000.00   1,000,000.00
Lucas County, OH, General Obligation,
 6.05%, 12/1/2013                                 130,000.00                                     130,000.00    138,126.00
Lucas County, OH, Health Facilities
 Revenue, Ohio Presbyterian, Series A,
 6.625%, 7/1/2014                                                2,000,000.00                  2,000,000.00
Lucas County, OH, Health Facilities
 Revenue, Ohio Presbyterian, Series A,
 6.75%, 7/1/2020                                                 2,000,000.00                  2,000,000.00
Lucas County, OH, Hospital Revenue,
 Flower Hospital, Series 1993, Prerefunded
 12/01/2004, 6.125%, 12/1/2013                                                  1,375,000.00   1,375,000.00
Marion County, OH, Health Care Facilities,
 Revenue, Church Homes Project, 6.375%,
 11/15/2010                                       260,000.00     3,480,000.00                  3,740,000.00    246,516.00
Marion County, OH, Health Care
 Facilities, Revenue, Church Homes
 Project, 6.3%, 11/15/2015                        400,000.00     2,950,000.00                  3,350,000.00    361,580.00
Miami County, OH, Revenue Refunding,
 Hospital Upper Valley,Series 1996 C,
 6.25%, 5/15/2013                                                               1,000,000.00   1,000,000.00
Napoleon, OH, Health Care Facility,
 Lutheran Orphans' and Old Folks'
 Home Society, Revenue, 6.875%, 8/1/2023          445,000.00                                     445,000.00    473,560.00
North Olmsted, OH, General Obligation,,
 6.25%, 12/15/2012                                                              1,500,000.00   1,500,000.00
North Olmstead, OH, General Obligation,
 6.2%, 12/1/2011                                                                2,000,000.00   2,000,000.00
Northeast Ohio Regional Sewer District,
 Wastewater Revenue, Prerefunded
 11/15/2001, 6.5%, 11/15/2016                     300,000.00                                     300,000.00    308,991.00
Northeast Ohio Regional Sewer District,
 Wastewater Improvement Revenue
 Refunding, 5.5%, 11/15/2012                                                    1,550,000.00   1,550,000.00
Ohio Housing Finance Agency, Multifamily
 Housing, Westlake Apartments Project,
 Revenue, 5.85%, 12/1/2016                        300,000.00                                     300,000.00    302,859.00
Ohio Housing Finance Agency, GNMA Single
 Familty Mortgage Revenue, Prerefunded
 1/15/2013, Zero Coupon, 1/15/2015              1,000,000.00     3,360,000.00                  4,360,000.00    435,770.00
Ohio Housing Finance Agency, Single
 Family Mortgage Revenue, Zero Coupon,
 Prerefunded 7/15/2013, 1/15/2015                                3,515,000.00                  3,515,000.00
Ohio General Obligation, Series 1994,
 6%, 8/1/2010                                                                   1,000,000.00   1,000,000.00
Ohio State General Obligation (Series B),
 5.625%, 5/1/2015                               1,000,000.00                                   1,000,000.00  1,039,970.00
Ohio State Building Authority, Adult
 Correctional Building Fund, Revenue,
 6.125%, 10/1/2012                                310,000.00                                     310,000.00    327,223.00
Ohio State Building Authority, Toledo
 Government Office Building, Series A,
 Prerefunded 04/01/2003, 8%, 10/1/2027                                            500,000.00     500,000.00
Ohio State Building Authority, Revenue,
 Prerefunded 06/01/2001, 6.25%, 6/1/2011          215,000.00                                     215,000.00    221,230.00
Ohio State Building Authority,
 Administrative Building Funds Project
 Revenue, 6.3%, 10/1/2011                         140,000.00                                     140,000.00    147,256.00
Ohio State Building Authority, Juvenile
 Correctional Building Authority,
 Prerefunded 10/01/2004, 6.6%, 10/1/2014          200,000.00                                     200,000.00    218,338.00
Ohio State Building Authority, 5.375%,
 10/1/2013                                                                      1,000,000.00   1,000,000.00
Ohio State Building Authority Adult
 Correctional - A, 5.75%, 4/1/2012                               2,400,000.00                  2,400,000.00
Ohio State Building Authority, 5.75%,
 4/1/2013                                                        1,000,000.00                  1,000,000.00
Ohio State Higher Education Facility,
 Dominican College, Revenue, 6.625%,
 12/1/2014                                        600,000.00                                     600,000.00    626,640.00
Ohio State Higher Education Facility,
 University of Dayton, Revenue, 6.6%,
 12/1/2017                                        430,000.00                                     430,000.00    459,674.00
Ohio Higher Education Facility Commission,
 University of Findlay Project, Revenue,
 6.125%, 9/1/2016                                 400,000.00                                     400,000.00    407,024.00
Ohio State Higher Education Facility,
 Xavier University, Revenue, 6%, 5/15/2011        240,000.00                                     240,000.00    257,901.00
Ohio State Higher Education Facility,
 Series 1997 A, Step-Up Coupon 0% to
 7/1/2000, 6.5% to, 7/1/2008                                                    2,325,000.00   2,325,000.00

New York State thruway service
 contract, 5.75%, 4/1/2016                     10,471,400.00                                                10,471,400.00
New York State Urban Development
 Corporation, State Facilities,
 Revenue, 5.6%, 4/1/2015                                                                                     4,852,185.00
New York State Urban Development
 Corporation, State Facilities,
 Revenue, 5.7%, 4/1/2020                        4,852,185.00                                                 3,717,360.00
New York State, Urban Development
 Authority, Correctional Facilities,
 6.5%, 1/1/2011                                 3,717,360.00                    5,111,550.00                 5,111,550.00
Onondaga County, NY, Industrial
 Development Agency, Solid Waste
 Disposal Facility, Solvay
 Paperboard LLC, Series
1998, AMT, 7%, 11/1/2030                                                        3,330,005.00                 3,330,005.00
New York & New Jersey, Port
 Authority Revenue, Series 8,
 6.5%, 10/15/2008                                                                                            5,575,955.00
New York & New Jersey Port
 Authority, Revenue, Series 6,
 6, 7/1/2013                                    5,575,955.00                                                 6,860,135.00
New York & New Jersey Port
 Authority, Revenue, Series 6,
 6%, 7/1/2015                                   6,860,135.00                                                 2,599,125.00
New York & New Jersey Port
 Authority, 6.9199992%, 10/15/2014                                                                           6,687,604.00
New York & New Jersey Port                      2,599,125.00
 Authority, Special Obligation,
 Revenue, Continental/Eastern                   6,687,604.00
 Project, Laguardia, 9.125%,
 12/1/2015                                                                                                   3,237,034.00
Port Authority of New York &
 New Jersey, Special Obligation,
 JFK International Air Terminal,                3,237,034.00
 Split Amount, Series 1996, AMT,
 7%, 10/1/2007                                                                  2,075,440.00                 2,075,440.00
Suffolk County, NY, Industrial
 Development Agency, Southwest
 Sewer Symstem, FGIC, 6%, 2/1/2007                                              8,579,520.00                 8,579,520.00
Triborough Bridge & Tunnel Authority,
 NY, General Purpose Revenue,
 Series A, 5.125%, 1/1/2018                                                     6,305,390.00                 6,305,390.00
Triborough Bridge & Tunnel Authority,
 NY, General Purpose Revenue,
 Series Y, 5.5%, 1/1/2017                                                       5,227,457.00                 5,227,457.00
North Carolina
Durham County, NC, Certificates
 of Participation, Jail Facilities
 & Computer Equipment Project,
 Prerefunded 8/1/2008, 6.625%,
 5/1/2014                                       5,659,225.00                                                 5,659,225.00
North Carolina Eastern Municipal
 Power Agency, Power System Revenue,
 Series B, FGIC, 6%, 1/1/2018                                                   9,485,073.00                 9,485,073.00
North Carolina Eastern Municipal
 Power Agency Revenue, Series B,
 6%, 1/1/2022                                  20,243,580.00                                                20,243,580.00
North Carolina Municipal Power
 Agency No. 1, Catawba Electric
 Revenue, MBIA, 6%, 1/1/2011                                                    8,931,681.00                 8,931,681.00
North Carolina Municipal Power
 Agency No. 1, Catawba Electric
 Revenue, MBIA, 5.25%, 1/1/2008                                                 2,578,150.00                 2,578,150.00
North Carolina Municipal Power
 Agency No. 1, Catawba Electricity,
 Revenue, Series 1992, 7.25%, 1/1/2007                                          5,663,550.00                 5,663,550.00
North Carolina Municipal Power Agency
 No. 1, Catawba Electric Revenue,
 Series 1993, 5.25%, 1/1/2009                                                   8,767,835.00                 8,767,835.00
State of North Carolina, General
 Obligation, Public School Building,
 4.6%, 4/1/2013                                15,599,925.00                                                15,599,925.00
North Dakota
Bismarck, ND, Hospital Revenue,
 St. Alexius Medical Center, Series
 1991, AMBAC, Zero Coupon, 5/1/2002                                             2,669,965.00                 2,669,965.00
North Dakota State Financial Agency
 Revenue, Single Family Mortgage,
 Series A, 8.05%, 1/1/2024                        436,174.00                                                   436,174.00
Ohio
Akron Ohio Econ Dev, 6%, 12/1/2012                                              1,095,590.00                 1,095,590.00
Akron, OH, Sewer System, Revenue,
 5.9%, 12/1/2011                                                                                               409,281.00
Athens County, OH, Economic
 Development, Revenue, Ohio Athens
 Inc. Project, 6.25%, 11/1/2011                                                                                483,300.00
Avon, OH, Local School District,
 General Obligation, 6.5%, 12/1/2015                                                                         1,082,720.00
Batavia, OH, Local School District,
 General Obligation, Prerefunded
 12/01/2005, 7%, 12/1/2014                                                                                     564,525.00
Beavercreek, OH, Local School District,
 General Obligation, Series 1996,
 6.6%, 12/1/2015                                                                1,155,380.00                 1,733,070.00
Big Walnut, OH, Local School District,
 General Obligation, zero coupon,
 12/1/2012                                                                                                     226,140.00
Bowling Green State University, Ohio
 Gen Receipts, 5.75%, 6/1/2013                                                                                 131,731.00
Bowling Green State University, Ohio
 Gen Receipts, 5.75%, 6/1/2016                                                                                 259,552.00
Clermont County, OH, Hospital
 Facilities Revenue, Mercy Health
 Center, Series A, Prerefunded
 9/1/2019, 7.5%, 9/1/2019                       2,232,452.00                                                 2,232,452.00
Cleveland-Cuyahoga County, OH, Port
 Development Revenue, C&P Docks
 Project, 6%, 3/1/2007                          1,167,705.00                      935,133.00                 2,572,827.00
Cleveland, OH, General Obligation,
 Series A, Prerefunded 07/01/2002,
 6.3%, 7/1/2006                                                                 1,048,130.00                 1,048,130.00
Cleveland, OH, Parking Facility Revenue,
 6%, 9/15/2009                                                                  1,515,937.00                 1,515,937.00
Cleveland, OH Public Power Systems
 Revenue, Capital Appreciation,
 First Mortgage, Series 1994A, Zero
 Coupon, 11/15/2012                                                             1,220,647.00                 1,220,647.00
Cleveland, OH, Public Power System
 Revenue, Series 1996-1, 6%, 11/15/2011                                         1,154,023.00                 1,154,023.00
Cleveland, OH, Public Power System
 Revenue, Prerefunded, Series A,
 7%, 11/15/2017                                   532,251.00                                                   532,251.00
Cleveland, OH, Public Power System
 Revenue, Prerefunded, Series A,
 7%, 11/15/2017                                                                   151,326.00                   151,326.00
Cleveland, OH, Public Power System
 Revenue, Unrefunded Balance, Series A,
 7%, 11/15/2017                                   353,372.00                                                   353,372.00
Cleveland, OH, Public Power System
 Revenue, Unrefunded Balance, Series A,
 7%, 11/15/2017                                                                   628,794.00                   628,794.00
CLEVELAND OHIO PUB PWR SYSTEMS, Prefunded
 11/15/2001, 7%, 11/15/2017                                                                                    156,631.00
CLEVELAND OHIO PUB PWR SYSTEMS, 7%,
 11/15/2017                                                                                                    624,408.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, zero coupon, 12/1/2008                                                                               524,394.00
Cleveland, OH, Non Taxable Revenue
 Bond, Cleveland Stadium, Series A,
 12/1/2011                                                                        439,634.00                   439,634.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, Series A, 12/1/2014                                                     370,804.00                   370,804.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, Series A, 12/1/2017                                                     312,764.00                   312,764.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, zero coupon, 12/1/2020                                                                               262,826.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, 12/1/2012                                                                                            412,838.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, Series B, 12/1/2015                                                     348,216.00                   348,216.00
Cleveland, OH, Revenue Bond, Cleveland
 Stadium, Series B, 12/1/2018                                                     293,717.00                   293,717.00
Cleveland, OH, Urban Renewal Tax
 Increment Rock & Roll Hall of Fame
 and Museum Project, 6.75%, 3/15/2018                                           1,019,760.00                 1,019,760.00
Cleveland, OH, Water Works Revenue,
 MBIA Insured, Series 1993G, 5.5%,
 1/1/2013                                                                      10,462,900.00                10,462,900.00
Cleveland, OH, Waterworks Revenue,
 Series B, Prerefunded 1/1/2002, 6.5%,
 1/1/2011                                       4,368,840.00                                                 4,368,840.00
Cleveland, OH, Waterworks Revenue,
 Series B, 6.5%, 1/1/2011                        400,349.00                                                    400,349.00
Cleveland, OH, Waterworks Revenue,
 Series I, 5%, 1/1/2017                                                           965,970.00                   965,970.00
Cleveland, OH, Waterworks Revenue,
 Prerefunded 01/01/2002, 6.25%, 1/1/2015                                                                       638,874.00
Cleveland, OH, Waterworks Revenue,
 6.25%, 1/1/2015                                                                                                25,859.00
Columbus, OH, General Obligation,
 Unlimited Tax, Sewer Improvement,
 Prerefunded 05/01/2003, 6%, /5/1/2013                                          1,054,180.00                 1,054,180.00
Crawford County, OH, General Obligation,
 Prerefunded 12/01/20004,
 6.75%, 12/1/2019                                                                                              771,127.00
Cuyahoga County, OH, General Obligation,
 5.65%, 5/15/2018                                                                                              524,480.00
Cuyahoga County, OH, 5%, 12/1/2020                                                                             952,030.00
Cuyahoga County, OH, General Obligation,
 Jail Facilities, Series 1991,
 ETM, Zero Coupon, 10/1/2002                                                    1,377,855.00                 1,377,855.00
Cuyahoga County, OH, Hospital Revenue,
 Meridia Health System, Prerefunded
 8/15/2005, 6.25%, 8/15/2014                    7,677,309.00                                                 8,711,840.00
Cuyahoga County, OH, Hospital Facilities
 Revenue, Health Cleveland Inc.,
 Series 1993, 6.25%, 8/15/2010                                                  1,045,170.00                 1,045,170.00
Cuyahoga County, OH, Multifamily Housing
 Revenue, 6.5%, 10/20/2020                                                                                   1,035,770.00
Dublin, OH, City School District,
 General Obligation, 12/1/2011                                                                                 629,844.00
Edon Township, OH, Local School District,
 General Obligation, 6%, 12/1/2019                                                                             509,190.00
Fairfield, OH, City School District,
 7.2%, 12/1/2009                                                                1,135,530.00                 1,135,530.00
Fayette County, OH, Rattlesnake
 Improvement Area, General
 Obligation, 5.9%, 12/1/2013                                                                                   138,329.00
Finneytown, OH, Local School District,
 General Obligation, 6.2%, 12/1/2017                                                                           357,177.00
Franklin County, OH , Health Care
 Facilities, Revenue Refunding, Ohio
 Presbyterian Services, Series 1997,
 5.25%, 7/2/2008                                                                  465,810.00                   465,810.00
Franklin County, OH, Health Care
 Facilities, Revenue Refunding, Ohio
 Presbyterian Services, Series 1997,
 5.5%, 7/1/2017                                                                   841,470.00                   841,470.00
Franklin County, OH, Riverside United
 Methodist Hospital, Series A,
 5.75%, 5/15/2012                                                               1,949,122.00                 1,949,122.00
Franklin, OH, Muskingum County Local
 School District, General Obligation,
 6.5%, 12/1/2013                                                                                               566,965.00
Gateway Economic Development Corporation
 of Cleveland, OH, Stadium Revenue,
 6.5%, 9/15/2014                                                                4,059,360.00                 4,059,360.00
Green Springs, OH, Health Care, Revenue,
 St Francis Health Care Center Project,
 Series A, 7%, 5/15/2014                        3,590,178.00                                                 3,929,274.00
Green Springs, OH, Health Care, Revenue,
 St Francis Health Care Center Project,
 Series A, 7.125%, 5/15/2025                    3,549,945.00                                                 3,549,945.00
Hamilton County, OH, 5%, 12/1/2024                                                                             926,910.00
Hamilton County, OH, Health System
 Revenue, Franciscan Sisters of the
 Poor Health System, Providence Hospital,
Series 1992, 6.8%, 7/1/2008                                                     2,104,140.00                 2,104,140.00
Hamilton County, OH, 5.75%, 12/1/2014           2,109,680.00                                                 2,109,680.00
Hamilton County, OH, 5.75%, 12/1/2015           4,196,960.00                                                 4,448,777.00
Hamilton County, OH, Sewer System
 Revenue, Improvement and Refunding,
 FGIC Insured, 5.45%, 12/1/2009                                                 1,056,420.00                 1,056,420.00
Highland Heights, OH, General Obligation,
 6.15%, 12/1/2012                                                                                              151,699.00
Hilliard, OH, School District, Series
 1996A, Zero Coupon, FGIC Insured,
 12/1/2012                                                                        895,801.00                   895,801.00
Huber Heights, OH, Water System Revenue,
 Capital Appreciation, Zero Coupon,
 12/1/2012                                                                        543,976.00                   543,976.00
Lakeview, OH, Local School District,
 General Obligation, Prerefunded
 12/01/2004, 6.9%, 12/1/2014                                                                                   774,774.00
Liberty, OH, Local School District,
 General Obligation, 12/1/2014                                                                                 269,741.00
Liberty, OH, Local School District,
 General Obligation, 12/1/2011                                                                                 143,800.00
Liberty, OH, Local School District,
 12/1/2012                                                                                                     138,023.00
Lorain County, OH, Hospital Refunding
 Revenue, Humility of Mary Health
 Care System, Series A, Prerefunded
 12/15/2005, 5.9%, 12/15/2008                                                   1,051,360.00                 1,051,360.00
Lorain, OH, Hospital Authority
 Refunding Revenue, Lakeland Community
 Hospital Inc., 6.5%, 11/15/2012                                                1,052,210.00                 1,052,210.00
Lucas County, OH, General Obligation,
 6.05%, 12/1/2013                                                                                              138,126.00
Lucas County, OH, Health Facilities
 Revenue, Ohio Presbyterian, Series A,
 6.625%, 7/1/2014                               1,944,820.00                                                 1,944,820.00
Lucas County, OH, Health Facilities
 Revenue, Ohio Presbyterian, Series A,
 6.75%, 7/1/2020                                1,876,280.00                                                 1,876,280.00
Lucas County, OH, Hospital Revenue,
 Flower Hospital, Series 1993, Prerefunded
 12/01/2004, 6.125%, 12/1/2013                                                  1,460,511.00                 1,460,511.00
Marion County, OH, Health Care Facilities,
 Revenue, Church Homes Project, 6.375%,
 11/15/2010                                     3,299,527.00                                                 3,546,043.00
Marion County, OH, Health Care
 Facilities, Revenue, Church Homes
 Project, 6.3%, 11/15/2015                      2,666,652.00                                                 3,028,232.00
Miami County, OH, Revenue Refunding,
 Hospital Upper Valley,Series 1996 C,
 6.25%, 5/15/2013                                                                 922,670.00                   922,670.00
Napoleon, OH, Health Care Facility,
 Lutheran Orphans' and Old Folks'
 Home Society, Revenue, 6.875%, 8/1/2023                                                                       473,560.00
North Olmsted, OH, General Obligation,
 6.25%, 12/15/2012                                                              1,571,310.00                 1,571,310.00
North Olmstead, OH, General Obligation,
 6.2%, 12/1/2011                                                                2,201,580.00                 2,201,580.00
Northeast Ohio Regional Sewer District,
 Wastewater Revenue, Prerefunded
 11/15/2001, 6.5%, 11/15/2016                                                                                  308,991.00
Northeast Ohio Regional Sewer District,
 Wastewater Improvement Revenue
 Refunding, 5.5%, 11/15/2012                                                    1,599,553.00                 1,599,553.00
Ohio Housing Finance Agency, Multifamily
 Housing, Westlake Apartments Project,
 Revenue, 5.85%, 12/1/2016                                                                                     302,859.00
Ohio Housing Finance Agency, GNMA Single
 Familty Mortgage Revenue, Prerefunded
 1/15/2013, Zero Coupon, 1/15/2015              1,464,187.00                                                 1,899,957.00
Ohio Housing Finance Agency, Single
 Family Mortgage Revenue, Zero Coupon,
 Prerefunded 7/15/2013, 1/15/2015               1,568,885.00                                                 1,568,885.00
Ohio General Obligation, Series 1994,
 6%, 8/1/2010                                                                   1,099,600.00                 1,099,600.00
Ohio State General Obligation(Series B),
 5.625%, 5/1/2015                                                                                            1,039,970.00
Ohio State Building Authority, Adult
 Correctional Building Fund, Revenue,
 6.125%, 10/1/2012                                                                                             327,223.00
Ohio State Building Authority, Toledo
 Government Office Building, Series A,
 Prerefunded 04/01/2003, 8%, 10/1/2027                                            539,330.00                   539,330.00
Ohio State Building Authority, Revenue,
 Prerefunded 06/01/2001, 6.25%, 6/1/2011                                                                       221,230.00
Ohio State Building Authority,
 Administrative Building Funds Project
 Revenue, 6.3%, 10/1/2011                                                                                      147,256.00
Ohio State Building Authority, Juvenile
 Correctional Building Authority,
 Prerefunded 10/01/2004, 6.6%, 10/1/2014                                                                       218,338.00
Ohio State Building Authority, 5.375%,
 10/1/2013                                                                      1,024,490.00                 1,024,490.00
Ohio State Building AuthorityAdult
 Correctional - A, 5.75%, 4/1/2012              2,554,704.00                                                 2,554,704.00
Ohio State Building Authority, 5.75%,
 4/1/2013                                       1,058,650.00                                                 1,058,650.00
Ohio State Higher Education Facility,
 Dominican College, Revenue, 6.625%,
 12/1/2014                                                                                                     626,640.00
Ohio State Higher Education Facility,
 University of Dayton, Revenue, 6.6%,
 12/1/2017                                                                                                     459,674.00
Ohio Higher Education Facility Commission,
 University of Findlay Project, Revenue,
 6.125%, 9/1/2016                                                                                              407,024.00
Ohio State Higher Education Facility,
 Xavier University, Revenue, 6%, 5/15/2011                                                                     257,901.00
Ohio State Higher Education Facility,
 Series 1997 A, Step-Up Coupon 0% to
 7/1/2000, 6.5% to, 7/1/2008                                                    2,590,119.00                 2,590,119.00

Ohio Higher Education Facilities Revenue, Case
 Western Reserve University, Series B, 6.5%, 10/1/2020                                          2,250,000.00        2,250,000.00
Ohio Higher Educational Facility Commission, Refunding
 Revenue, Case Western Reserve University, 6%, 10/1/2014                                        1,000,000.00        1,000,000.00
Ohio Public Facilities Commission, Higher Educational
 Capital Facilities Revenue, Series 2B, 5.4%, 11/1/2007                                         1,500,000.00        1,500,000.00
Ohio State University, General Receipts, 6%, 12/1/2016
Ohio State University, General Receipts, 6%, 12/1/2017               560,000.00                   500,000.00        1,060,000.00
Ohio State Water Development Authority, Pollution
 Control, Revenue, 6.1%, 8/1/2020                                  1,000,000.00                                     1,000,000.00
Ohio State Water Development Authority, Revenue, Bay
 Shore Project, Series A, 5.875%, 9/1/2020                           200,000.00  3,550,000.00     500,000.00        4,250,000.00
Olentangy, OH, Local School District, General Obligation,
 Prerefunded 12/01/01, 6.35%, 12/1/2017                              150,000.00                                       150,000.00
Olentangy, OH, Local School District, General Obligation,
 5.85%, 12/1/2007                                                    400,000.00                                       400,000.00

Olmsted Falls, OH, City School District, General Obligation,
 Series 1991, Prerefunded 12/15/2001, 7.05%, 12/15/2011                                         1,000,000.00        1,000,000.00
Olmstead Falls, OH, City School District, General Obligation,
 Prerefunded 12/15/04, 6.85%, 12/15/2011                             250,000.00                                       250,000.00
Puerto Rico Electric Power Authority, 5.25%, 7/1/2029                500,000.00                                       500,000.00
Puerto Rico, Municipal Finance Agency, Revenue, 6%, 7/1/2014         250,000.00                                       250,000.00
Puerto Rico, Ports Authority, American Airlines, Inc., Project,
 Revenue, 6.25%, 6/1/2026                                            360,000.00                                       360,000.00
Sandusky County, OH, General Obligation, 6.2%, 12/1/2013             500,000.00                                       500,000.00
South Euclid-Lyndhurst, OH, City School District, General
 Obligation, 6.4%, 12/1/2018                                         535,000.00                                       535,000.00
Springboro, OH, Community City School District, School
 Improvement, General Obligation, 6%, 12/1/2011                      500,000.00                                       500,000.00
Springdale, OH, Hospital Facilities Revenue, 6%, 11/1/2018           750,000.00  1,250,000.00                       2,000,000.00
Steubenville, OH Hosiptal Revenue, 6.5%, 10/1/2030                   500,000.00                                       500,000.00
Summit County, OH, General Obligation, Prerefunded 12/01/2004,
 6.4%, 12/1/2014                                                                                1,000,000.00        1,000,000.00
Lucas County, OH, Toledo Port Authority Development, Revenue
 Bond, Northwest Ohio Bond Fund, Series A, 5.4%, 5/15/2019           500,000.00                   500,000.00        1,000,000.00
Toledo, OH, General Obligation, 6.35%, 12/1/2025                   1,000,000.00                                     1,000,000.00
Toledo, OH, Waterworks Revenue, 4.75%, 11/15/2017                  1,000,000.00                                     1,000,000.00
Trumbull County, OH, Sewer Improvement, General Obligation,
 6.2%, 12/1/2014                                                     500,000.00                                       500,000.00
Tuscarawas Valley, OH, Local School District, General
 Obligation, 6.6%, 12/1/2015                                         365,000.00                                       365,000.00
University of Akron, General Receipts, Revenue, 5.75%, 1/1/2013    1,000,000.00                 1,365,000.00        2,365,000.00
University Cinninnati Ohio Gen Repts, Revenue, 6/1/2012            1,280,000.00                                     1,280,000.00
Warren County, OH, Water Improvement, General Obligation,
 The P&G Project, Series 1995, 5.25%, 12/1/2016                                                 1,720,000.00        1,720,000.00
Wayne, OH, Local School District, General Obligation, 6.45%,
 12/1/2011                                                           155,000.00                                       155,000.00
Wayne, OH, Local School District, General Obligation, 6.45%,
 12/1/2011                                                           200,000.00                                       200,000.00
Willoughby, OH, Industrial Development Revenue, Series A,
 6.875%, 7/1/2016                                                    575,000.00  2,250,000.00                       2,825,000.00
Wooster, OH, City School District, General Obligation, 12/1/2013     930,000.00                                       930,000.00
Worthington, OH, City School District, General Obligation,
 6.375%, 12/1/2012                                                               6,210,000.00                       6,210,000.00
Youngstown, OH, General Obligation, 6.125%, 12/1/2014                110,000.00                                       110,000.00
Oklahoma
Grand River Dam Authority Revenue, Refunded, 6.25%, 6/1/2011                    32,250,000.00                      32,250,000.00
Tulsa, OK, Industrial Development Authority, Hospital Revenue,
 St. John's Medical Center, MBIA, Zero Coupon, 12/1/2004                                        5,430,000.00        5,430,000.00
Tulsa, OK, Industrial Development Authority, Hospital Revenue,
St. John's Medical Center, MBIA Insured, Zero Coupon, 12/1/2006                                 6,430,000.00        6,430,000.00
Oklahoma Valley View Hospital Authority, Revenue, 5.75%,
 8/15/2006                                                                       3,435,000.00                       3,435,000.00
Oklahoma Valley View Hospital Authority, Revenue, 6%, 8/15/2014                  2,695,000.00                       2,695,000.00
Woodward, OK, Municipal Authority, Hospital Revenue, 6.45%,
11/1/2014                                                                        2,070,000.00                       2,070,000.00
Oregon
Chemeketa, OR, Community College District, Series 1998, 5.5%,
 6/1/2015                                                                                       2,600,000.00        2,600,000.00
Oregon Transnational Highway Revenue, 5.75%, 11/15/2015                          1,435,000.00                       1,435,000.00
Oregon Transnational Highway Revenue, 5.75%, 11/15/2016                          3,140,000.00                       3,140,000.00
Portland, OR, Portland Airport, Inverse Floating Rate Bond,
 Series A, 7.2%, 7/1/2010                                                        2,390,000.00                       2,390,000.00
Portland, OR, Portland Airport, Inverse Floating Rate Bond,
 Series B, 7.2%, 7/1/2011                                                        2,530,000.00                       2,530,000.00
Portland, OR, Portland Airport, Inverse Floating Rate Bond,
 Series C, 7.2%, 7/1/2012                                                        2,675,000.00                       2,675,000.00
Portland, OR, Portland Airport, Inverse Floating Rate Bond,
 Series D, 7.2%, 7/1/2013                                                        2,675,000.00                       2,675,000.00
Pennsylvania
Allegheny County, PA, Airport Revenue, Pittsburgh International
 Airport, Series 1997 A, AMT,, 5.75%, 1/1/2013                                                  3,080,000.00        3,080,000.00
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
 Series A, 7.4068%, 1/1/2010                                                     3,000,000.00                       3,000,000.00
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
 Series B, 7.4068%, 1/1/2011                                                     1,500,000.00                       1,500,000.00
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
 Series C, 7.4159%, 1/1/2013                                                     3,160,000.00                       3,160,000.00
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
 Series D, 7.4068%, 1/1/2014                                                     5,250,000.00                       5,250,000.00
Armstrong County, PA, Hospital Authority, Revenue, St Francis
 Medical Center Project, Series A, 6.25%, 6/1/2013                              11,350,000.00   1,000,000.00       12,350,000.00
Berks County, PA, Municipal Authority Hospital Revenue,
Reading Hospital & Medical Center Project, Series 1993, 5.7%,
 10/1/2014                                                                                      1,000,000.00       1,000,000.00
Bethlehem, PA, Water Revenue, Series 1992, Prerefunded 11/15/01
 at 100, 11/15/2001, 6.25%, 11/15/2001                                                          1,000,000.00       1,000,000.00
Bucks County, PA, Water and Sewer Authority Revenue,Series 1977,
 ETM,, 6.375%, 12/1/2008                                                                          425,000.00         425,000.00
Delaware County, PA, Health Facilities Revenue, Mercy Health
 Corporation of Southeastern Pennsylvania, Series 1993 B,
 6%, 11/15/2007                                                                                 1,315,000.00       1,315,000.00
Delaware County, PA, White Horse Village, Series 1996 A, 6.6%,
 7/1/2006                                                                                       1,000,000.00       1,000,000.00
Erie County, PA, Pollution Control, 5.3%, 4/1/2012                                              1,000,000.00       1,000,000.00

Erie County, PA, Prison Authority, Commonwealth Lease Revenue,
 Series 1991, Prerefunded 11/1/01 at 100,, 6.25%, 11/1/2001                                     1,000,000.00       1,000,000.00
Erie, PA, General Obligation, Series B, Zero Coupon, 11/15/2008                  5,055,000.00                      5,055,000.00
Hazleton, PA, Health Services Authority, Hospital Revenue,
 Hazelton-St Joseph Medical Center, 6.125%, 7/1/2016                             3,780,000.00                      3,780,000.00
Indiana County, PA, Industrial Development Authority, Polution
 Control Revenue, Pennsylvania Electric Company, Series 995,
 5.35%, 11/1/2010                                                                               1,000,000.00       1,000,000.00
Jeannette, PA, Health Service Authority, Revenue, Jeannette
 District Memorial Hospital, Series A, 6%, 11/1/2018                               945,000.00                        945,000.00
Latrobe, PA, Industrial Development Authority, ST. Vincent
 College Project, Series 1998, 5.375%, 5/1/2013                                                 1,000,000.00       1,000,000.00
Lehigh County, PA, General Purpose Authority, Revenue, Lehigh
 Valley Hospital, Series A, Prerefunded 7/1/2002, 6.5%, 7/1/2010                 6,000,000.00                      6,000,000.00
Mckean County, PA, Hospital Authority, Revenue, Bradford
 Hospital, 5.95%, 10/1/2008                                                      2,800,000.00                      2,800,000.00

Montgomery County, PA, Industrial Development Authority,
 Revenue, Retirement-Life Communities, 5.25%, 11/15/2028                         4,000,000.00                      4,000,000.00

Montgomery County, PA, Multi-Family Housing Revenue, KBF
 Associates L.P. Project, Series 1993 A, 6.375%, 7/1/2012                                       1,500,000.00       1,500,000.00
New Castle, PA, Area Hospital Authority, Revenue, Jameson
 Memorial Hospital, 6%, 7/1/2010                                                   845,000.00                        845,000.00
Pennsylvania Convention Center Authority, Series 1989 A,
 ETM, 6%, 9/1/2009                                                                              2,200,000.00       2,200,000.00
Pennsylvania Convention Center Authority Revenue, Series A,
 6.7%, 9/1/2014                                                                  3,750,000.00                      3,750,000.00
Pennsylvania Convention Center Authority Revenue, 6.75%,
 9/1/2019                                                                        8,775,000.00                      8,775,000.00
Pennsylvania Housing Finance Agency, Single Family Mortgage
 Revenue, Series 1991, 7.15%, 4/1/2015                                                            865,000.00         865,000.00
Pennsylvania Intergovernmental Cooperation Authority, Special
 Tax Revenue, City of Philadelphia, Series 1992,
Prerefunded 6/15/02 at 100,, 6.8%, 6/15/2012                                                    1,000,000.00       1,000,000.00
Pennsylvania Intergovernmental Cooperational Authority,
 Inverse Floating Rate Bond, 6.37%, 6/15/2014                                    2,500,000.00                      2,500,000.00
Pennsylvania Intergovernmental Cooperational Authority,
 Inverse Floating Rate Bond, 6.37%, 6/15/2015                                    2,250,000.00                      2,250,000.00
Pennsylvania Intergovernmental Cooperational Authority,
 Inverse Floating Rate Bond, 6.37%, 6/15/2013                                    2,225,000.00                      2,225,000.00
Pennsylvania General Obligation, Series 1992, 6.25%, 7/1/2010                                   1,000,000.00       1,000,000.00
Pennsylvania State Higher Educational Facility, Revenue,
 Ursinus College, 5.85%, 1/1/2017                                                1,475,000.00                      1,475,000.00
Pennsylvania State Higher Educational Facility, Revenue,
 Ursinus College, 5.9%, 1/1/2027                                                 3,400,000.00                      3,400,000.00
Pennsylvania State Industrial Development Authority, Revenue,
 Series A, Prerefunded 1/1/2011, 7%, 1/1/2011                                    5,000,000.00                      5,000,000.00
Commonwealth of Pennsylvania, Industrial Development
 Authority, Economic Development Revenue, 5.8%, 1/1/2008                                        4,250,000.00       4,250,000.00
Commonwealth of Pennsylvania, Industrial Development Authority,
Economic Development Revenue, AMBAC, 5.8%, 7/1/2008                                             4,875,000.00       4,875,000.00

Philadelphia, PA, Industrial Development Authority, Commercial
 Development Revenues, Series 1997, 6.5%, 10/1/2027                                             1,000,000.00       1,000,000.00
Philadelphia, PA, Industrial Development Authority, Baptist
 Home of Philadelphia, Series 1998 A, 5.5%, 11/15/2018                                          1,000,000.00       1,000,000.00
Philadelphia, PA, Gas Works Revenue, Series 13, Prerefunded
 6/15/2001, 7.7%, 6/15/2021                                                      6,850,000.00                      6,850,000.00
Philadelphia, PA, Gas Works Revenue, Series 13, Prerefunded
 6/15/2011, 7.7%, 6/15/2011                                                      5,485,000.00                      5,485,000.00
Philadelphia, PA, Gas Works Revenue, Series 13, Prerefunded
 6/15/2011, 7.7%, 6/15/2011                                                      2,515,000.00                      2,515,000.00
Philadelphia, PA, Gas Works Revenue, Series 14, Prerefunded
 7/1/2003, 6.375%, 7/1/2014                                                     10,035,000.00                     10,035,000.00
Philadelphia, PA, Gas Works Revenue, Series 14, 6.375%,
 7/1/2014                                                                       21,045,000.00                     21,045,000.00
Philadelphia, PA, Port Authority Lease Revenue, Series 1993,
 6.2%, 9/1/2013                                                                                 2,000,000.00       2,000,000.00
Philadelphia, Pennsylvania School District , 5.75%, 2/1/2013                     3,915,000.00                      3,915,000.00
Philadelphia, PA, General Obligation, School District, Series
 1995 A, 6.25%, 9/1/2009                                                                        1,000,000.00       1,000,000.00
Commonwealth of Philadelphia, PA, Water & Wastewater Revenue,
 MBIA, 5.5%, 6/15/2007                                                                          5,000,000.00       5,000,000.00
Philadelphia, PA, Water & Wastewater Revenue, Series 1993,
 5.625%, 6/15/2009                                                                              2,000,000.00       2,000,000.00
Philadelphia, PA, Water and Wastewater Revenue, Series 1995,
 6.25%, 8/1/2010                                                                                1,000,000.00       1,000,000.00
Philadelphia, PA, Hospital and Higher Education Facilities
 Authority, Children's Seashore House, Series 1992 A, 7%,
 8/15/2012                                                                                      1,000,000.00       1,000,000.00
Philadelphia, PA, Municipal Authority Revenue, Series D,
 6.3%, 7/15/2017                                                                 2,300,000.00                      2,300,000.00
Philadelphia, PA, Municipal Authority Revenue, Series D,
 6.25%, 7/15/2013                                                                2,500,000.00                      2,500,000.00
Pittsburgh, PA, General Obligation, Series 1993 A, 5.5%,
 9/1/2014                                                                                       1,500,000.00       1,500,000.00
Pittsburgh, PA, Water and Sewer System Revenue, Series
 1986, ETM, 7.25%, 9/1/2014                                                                       150,000.00         150,000.00
Somerset County, PA, General Authority, Commonwealth
 Lease Revenue, Series 1991, Prerefunded 10/15/01 at 100,,
 6.25%, 10/15/2011                                                                              1,000,000.00       1,000,000.00
Union County, PA, Higher Education Facilities Authority,
 Bucknell University, Series 1992, 6.2%, 4/1/2007                                               1,000,000.00       1,000,000.00
University Area, PA, Sewer Revenue,Series 1993, 5.25%, 11/1/2014                                1,750,000.00       1,750,000.00

Westmoreland County, PA, Industrial Development Revenue,
 Westmoreland Health System, AMBAC, 5.375%, 7/1/2011                                            7,300,000.00       7,300,000.00
Puerto Rico
Puerto Rico, General Obligation, Public Improvement, Prerefunded
 07/01/2002, 6.6%, 7/1/2013                                                                     1,000,000.00       1,000,000.00
Puerto Rico Commonwealth, Rites, 10.5736%, 7/1/2013                              2,500,000.00                      2,500,000.00
Puerto Rico Commonwealth, Highway & Transportation Authority,
 Series 1993W, 5.5%, 7/1/2013                                                                   1,000,000.00       1,000,000.00
Puerto Rico Public Building Authority, Government Facilities
 Revenue, Series 1995 A, 6.25%, 7/1/2013                                                        1,000,000.00       1,000,000.00
Puerto Rico Electric Power Authority, Series 1994S, 6.125%,
 7/1/2009                                                                                       2,000,000.00       2,000,000.00
Rhode Island
Rhode Island Convention Center Authority, Refunding Revenue,
1993 Series B, MBIA Insured, 5.25%, 5/15/2015                                                  22,000,000.00      22,000,000.00
Rhode Island Convention Center Authority, Refunding Revenue,
 Series 1993 B, MBIA, 5%, 5/15/2010                                                             5,000,000.00       5,000,000.00
Rhode Island Convention Center Authority, Series B, 5%,
 5/15/2020                                                                                      2,750,000.00       2,750,000.00
Rhode Island Depositors Economic Protection Corp., Special
Obligation,  Series B, MBIA, 5.8%, 8/1/2010                                                     6,200,000.00       6,200,000.00
Rhode Island Depositors Economic Protection Corp., Special
 Obligation, Series B, MBIA, 5.8%, 8/1/2011                                                     4,525,000.00       4,525,000.00

Ohio Higher Education Facilities Revenue, Case
 Western Reserve University, Series B, 6.5%, 10/1/2020                                                  2,577,217.00    2,577,217.00
Ohio Higher Educational Facility Commission, Refunding
 Revenue, Case Western Reserve University, 6%, 10/1/2014                                                1,093,160.00    1,093,160.00
Ohio Public Facilities Commission, Higher Educational
 Capital Facilities Revenue, Series 2B, 5.4%, 11/1/2007                                                 1,547,130.00    1,547,130.00
Ohio State University, General Receipts, 6%, 12/1/2016                                                  1,068,810.00    1,068,810.00
Ohio State University, General Receipts, 6%, 12/1/2017              596,864.00                            532,915.00    1,129,779.00
Ohio State Water Development Authority, Pollution
 Control, Revenue, 6.1%, 8/1/2020                                   942,110.00                                            942,110.00
Ohio State Water Development Authority, Revenue, Bay
 Shore Project, Series A, 5.875%, 9/1/2020                          159,046.00   2,823,066.00             397,615.00    3,379,727.00
Olentangy, OH, Local School District, General Obligation,
 Prerefunded 12/01/01, 6.35%, 12/1/2017                             155,853.00                                            155,853.00
Olentangy, OH, Local School District, General Obligation,
 5.85%, 12/1/2007                                                   426,500.00                                            426,500.00

Olmsted Falls, OH, City School District, General Obligation,
 Series 1991, Prerefunded 12/15/2001, 7.05%, 12/15/2011                                                 1,047,190.00    1,047,190.00
Olmstead Falls, OH, City School District, General Obligation,
 Prerefunded 12/15/04, 6.85%, 12/15/2011                            276,062.00                                            276,062.00
Puerto Rico Electric Power Authority, 5.25%, 7/1/2029               492,335.00                                            492,335.00
Puerto Rico, Municipal Finance Agency, Revenue, 6%, 7/1/2014        268,620.00                                            268,620.00
Puerto Rico, Ports Authority, American Airlines, Inc., Project,
 Revenue, 6.25%, 6/1/2026                                           365,806.00                                            365,806.00
Sandusky County, OH, General Obligation, 6.2%, 12/1/2013            534,905.00                                            534,905.00
South Euclid-Lyndhurst, OH, City School District, General
 Obligation, 6.4%, 12/1/2018                                        585,621.00                                            585,621.00
Springboro, OH, Community City School District, School
 Improvement, General Obligation, 6%, 12/1/2011                     551,050.00                                            551,050.00
Springdale, OH, Hospital Facilities Revenue, 6%, 11/1/2018          683,280.00   1,138,800.00                           1,822,080.00
Steubenville, OH Hosiptal Revenue, 6.5%, 10/1/2030                  489,950.00                                            489,950.00
Summit County, OH, General Obligation, Prerefunded 12/01/2004,
 6.4%, 12/1/2014                                                                                        1,087,360.00    1,087,360.00
Lucas County, OH, Toledo Port Authority Development, Revenue
 Bond, Northwest Ohio Bond Fund, Series A, 5.4%, 5/15/2019          407,980.00                            407,980.00      815,960.00
Toledo, OH, General Obligation, 6.35%, 12/1/2025                  1,058,480.00                                          1,058,480.00
Toledo, OH, Waterworks Revenue, 4.75%, 11/15/2017                   929,520.00                                            929,520.00
Trumbull County, OH, Sewer Improvement, General Obligation,
 6.2%, 12/1/2014                                                    533,960.00                                            533,960.00
Tuscarawas Valley, OH, Local School District, General
 Obligation, 6.6%, 12/1/2015                                        405,796.00                                            405,796.00
University of Akron, General Receipts, Revenue, 5.75%, 1/1/2013   1,058,390.00                          1,444,702.00    2,503,092.00
University Cinninnati Ohio Gen Repts, Revenue, 6/1/2012           1,340,608.00                                          1,340,608.00
Warren County, OH, Water Improvement, General Obligation,
 The P&G Project, Series 1995, 5.25%, 12/1/2016                                                         1,721,307.00    1,721,307.00
Wayne, OH, Local School District, General Obligation, 6.45%,
 12/1/2011                                                          175,869.00                                            175,869.00
Wayne, OH, Local School District, General Obligation, 6.45%,
 12/1/2011                                                          229,270.00                                            229,270.00
Willoughby, OH, Industrial Development Revenue, Series A,
 6.875%, 7/1/2016                                                   547,296.00   2,141,595.00                           2,688,891.00
Wooster, OH, City School District, General Obligation, 12/1/2013    472,505.00                                            472,505.00
Worthington, OH, City School District, General Obligation,
 6.375%, 12/1/2012                                                               6,475,415.00                           6,475,415.00
Youngstown, OH, General Obligation, 6.125%, 12/1/2014               117,174.00                                            117,174.00
Oklahoma
Grand River Dam Authority Revenue, Refunded, 6.25%, 6/1/2011                       36,086,460.00                       36,086,460.00
Tulsa, OK, Industrial Development Authority, Hospital Revenue,
 St. John's Medical Center, MBIA, Zero Coupon, 12/1/2004                                                4,492,782.00    4,492,782.00
Tulsa, OK, Industrial Development Authority, Hospital Revenue,
St. John's Medical Center, MBIA Insured, Zero Coupon, 12/1/2006                                         4,811,311.00    4,811,311.00
Oklahoma Valley View Hospital Authority, Revenue, 5.75%,
 8/15/2006                                                                          3,355,788.00                        3,355,788.00
Oklahoma Valley View Hospital Authority, Revenue, 6%, 8/15/2014                     2,459,564.00                        2,459,564.00
Woodward, OK, Municipal Authority, Hospital Revenue, 6.45%,
11/1/2014                                                                           1,965,920.00                        1,965,920.00
Oregon
Chemeketa, OR, Community College District, Series 1998, 5.5%, 6/1/2015                                  2,715,180.00    2,715,180.00
Oregon Transnational Highway Revenue, 5.75%, 11/15/2015                             1,505,372.00                        1,505,372.00
Oregon Transnational Highway Revenue, 5.75%, 11/15/2016                             3,279,039.00                        3,279,039.00
Portland, OR, Portland Airport, Inverse Floating Rate Bond,
 Series A, 7.2%, 7/1/2010                                                           2,691,976.00                        2,691,976.00
Portland, OR, Portland Airport, Inverse Floating Rate Bond,
 Series B, 7.2%, 7/1/2011                                                           2,814,017.00                        2,814,017.00
Portland, OR, Portland Airport, Inverse Floating Rate Bond,
 Series C, 7.2%, 7/1/2012                                                           2,937,899.00                        2,937,899.00
Portland, OR, Portland Airport, Inverse Floating Rate Bond,
 Series D, 7.2%, 7/1/2013                                                           2,796,739.00                        2,796,739.00
Pennsylvania
Allegheny County, PA, Airport Revenue, Pittsburgh International
 Airport, Series 1997 A, AMT,, 5.75%, 1/1/2013                                                          3,229,041.00    3,229,041.00
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
 Series A, 7.4068%, 1/1/2010                                                        3,313,920.00                        3,313,920.00
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
 Series B, 7.4068%, 1/1/2011                                                        1,660,590.00                        1,660,590.00
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
 Series C, 7.4159%, 1/1/2013                                                        3,465,793.00                        3,465,793.00
Allegheny County, PA, Airport, Inverse Floating Rate Bond,
 Series D, 7.4068%, 1/1/2014                                                        5,736,832.00                        5,736,832.00
Armstrong County, PA, Hospital Authority, Revenue, St Francis
 Medical Center Project, Series A, 6.25%, 6/1/2013                                 11,797,871.00        1,039,460.00   12,837,331.00
Berks County, PA, Municipal Authority Hospital Revenue,
Reading Hospital & Medical Center Project, Series 1993, 5.7%,
 10/1/2014                                                                                              1,049,120.00    1,049,120.00
Bethlehem, PA, Water Revenue, Series 1992, Prerefunded 11/15/01
 at 100, 11/15/2001, 6.25%, 11/15/2001                                                                  1,018,050.00    1,018,050.00
Bucks County, PA, Water and Sewer Authority Revenue,Series 1977,
 ETM,, 6.375%, 12/1/2008                                                                                  450,478.00      450,478.00
Delaware County, PA, Health Facilities Revenue, Mercy Health
 Corporation of Southeastern Pennsylvania, Series 1993 B,
 6%, 11/15/2007                                                                                         1,384,826.00    1,384,826.00
Delaware County, PA, White Horse Village, Series 1996 A, 6.6%,
 7/1/2006                                                                                                 988,840.00      988,840.00
Erie County, PA, Pollution Control, 5.3%, 4/1/2012                                                        984,460.00      984,460.00

Erie County, PA, Prison Authority, Commonwealth Lease Revenue,
 Series 1991, Prerefunded 11/1/01 at 100,, 6.25%, 11/1/2001                                             1,017,040.00    1,017,040.00
Erie, PA, General Obligation, Series B, Zero Coupon, 11/15/2008                     3,370,320.00                        3,370,320.00
Hazleton, PA, Health Services Authority, Hospital Revenue,
 Hazelton-St Joseph Medical Center, 6.125%, 7/1/2016                                3,402,718.00                        3,402,718.00
Indiana County, PA, Industrial Development Authority, Polution
 Control Revenue, Pennsylvania Electric Company, Series 995,
 5.35%, 11/1/2010                                                                                       1,045,770.00    1,045,770.00
Jeannette, PA, Health Service Authority, Revenue, Jeannette
 District Memorial Hospital, Series A, 6%, 11/1/2018                                  847,504.00                          847,504.00
Latrobe, PA, Industrial Development Authority, ST. Vincent
 College Project, Series 1998, 5.375%, 5/1/2013                                                           972,600.00      972,600.00
Lehigh County, PA, General Purpose Authority, Revenue, Lehigh
 Valley Hospital, Series A, Prerefunded 7/1/2002, 6.5%, 7/1/2010                    6,306,960.00                        6,306,960.00
Mckean County, PA, Hospital Authority, Revenue, Bradford
 Hospital, 5.95%, 10/1/2008                                                         2,878,092.00                        2,878,092.00

Montgomery County, PA, Industrial Development Authority,
 Revenue, Retirement-Life Communities, 5.25%, 11/15/2028                            3,252,480.00                        3,252,480.00

Montgomery County, PA, Multi-Family Housing Revenue, KBF
 Associates L.P. Project, Series 1993 A, 6.375%, 7/1/2012                                               1,490,805.00    1,490,805.00
New Castle, PA, Area Hospital Authority, Revenue, Jameson
 Memorial Hospital, 6%, 7/1/2010                                                      913,706.00                          913,706.00
Pennsylvania Convention Center Authority, Series 1989 A,
 ETM, 6%, 9/1/2009                                                                                      2,369,114.00    2,369,114.00
Pennsylvania Convention Center Authority Revenue, Series A,
 6.7%, 9/1/2014                                                                     3,926,625.00                        3,926,625.00
Pennsylvania Convention Center Authority Revenue, 6.75%,
 9/1/2019                                                                           9,092,304.00                        9,092,304.00
Pennsylvania Housing Finance Agency, Single Family Mortgage
 Revenue, Series 1991, 7.15%, 4/1/2015                                                                    890,647.00      890,647.00
Pennsylvania Intergovernmental Cooperation Authority, Special
 Tax Revenue, City of Philadelphia, Series 1992,
Prerefunded 6/15/02 at 100,, 6.8%, 6/15/2012                                                            1,036,050.00    1,036,050.00
Pennsylvania Intergovernmental Cooperational Authority,
 Inverse Floating Rate Bond, 6.37%, 6/15/2014                                       2,542,650.00                        2,542,650.00
Pennsylvania Intergovernmental Cooperational Authority,
 Inverse Floating Rate Bond, 6.37%, 6/15/2015                                       2,269,845.00                        2,269,845.00
Pennsylvania Intergovernmental Cooperational Authority,
 Inverse Floating Rate Bond, 6.37%, 6/15/2013                                       2,278,311.00                        2,278,311.00
Pennsylvania General Obligation, Series 1992, 6.25%, 7/1/2010                                           1,114,790.00    1,114,790.00
Pennsylvania State Higher Educational Facility, Revenue,
 Ursinus College, 5.85%, 1/1/2017                                                   1,447,815.00                        1,447,815.00
Pennsylvania State Higher Educational Facility, Revenue,
 Ursinus College, 5.9%, 1/1/2027                                                    3,256,044.00                        3,256,044.00
Pennsylvania State Industrial Development Authority, Revenue,
 Series A, Prerefunded 1/1/2011, 7%, 1/1/2011                                       5,174,450.00                        5,174,450.00
Commonwealth of Pennsylvania, Industrial Development
 Authority, Economic Development Revenue, 5.8%, 1/1/2008                                                4,522,212.00    4,522,212.00
Commonwealth of Pennsylvania, Industrial Development Authority,
Economic Development Revenue, AMBAC, 5.8%, 7/1/2008                                                     5,205,622.00    5,205,622.00

Philadelphia, PA, Industrial Development Authority, Commercial
 Development Revenues, Series 1997, 6.5%, 10/1/2027                                                       962,890.00      962,890.00
Philadelphia, PA, Industrial Development Authority, Baptist
 Home of Philadelphia, Series 1998 A, 5.5%, 11/15/2018                                                    812,840.00      812,840.00
Philadelphia, PA, Gas Works Revenue, Series 13, Prerefunded
 6/15/2001, 7.7%, 6/15/2021                                                         7,106,806.00                        7,106,806.00
Philadelphia, PA, Gas Works Revenue, Series 13, Prerefunded
 6/15/2011, 7.7%, 6/15/2011                                                         5,690,632.00                        5,690,632.00
Philadelphia, PA, Gas Works Revenue, Series 13, Prerefunded
 6/15/2011, 7.7%, 6/15/2011                                                         2,607,753.00                        2,607,753.00
Philadelphia, PA, Gas Works Revenue, Series 14, Prerefunded
 7/1/2003, 6.375%, 7/1/2014                                                        10,674,229.00                       10,674,229.00
Philadelphia, PA, Gas Works Revenue, Series 14, 6.375%,
 7/1/2014                                                                          21,580,174.00                       21,580,174.00
Philadelphia, PA, Port Authority Lease Revenue, Series 1993,
 6.2%, 9/1/2013                                                                                         2,084,520.00    2,084,520.00
Philadelphia, Pennsylvania School District , 5.75%, 2/1/2013                        4,144,927.00                        4,144,927.00
Philadelphia, PA, General Obligation, School District, Series
 1995 A, 6.25%, 9/1/2009                                                                                1,107,440.00    1,107,440.00
Commonwealth of Philadelphia, PA, Water & Wastewater Revenue,
 MBIA, 5.5%, 6/15/2007                                                                                  5,230,050.00    5,230,050.00
Philadelphia, PA, Water & Wastewater Revenue, Series 1993,
 5.625%, 6/15/2009                                                                                      2,118,060.00    2,118,060.00
Philadelphia, PA, Water and Wastewater Revenue, Series 1995,
 6.25%, 8/1/2010                                                                                        1,109,000.00    1,109,000.00
Philadelphia, PA, Hospital and Higher Education Facilities
 Authority, Children's Seashore House, Series 1992 A, 7%,
 8/15/2012                                                                                              1,044,340.00    1,044,340.00
Philadelphia, PA, Municipal Authority Revenue, Series D,
 6.3%, 7/15/2017                                                                    2,313,501.00                        2,313,501.00
Philadelphia, PA, Municipal Authority Revenue, Series D,
 6.25%, 7/15/2013                                                                   2,535,775.00                        2,535,775.00
Pittsburgh, PA, General Obligation, Series 1993 A, 5.5%,
 9/1/2014                                                                                               1,559,415.00    1,559,415.00
Pittsburgh, PA, Water and Sewer System Revenue, Series
 1986, ETM, 7.25%, 9/1/2014                                                                               176,949.00      176,949.00
Somerset County, PA, General Authority, Commonwealth
 Lease Revenue, Series 1991, Prerefunded 10/15/01 at 100,,
 6.25%, 10/15/2011                                                                                      1,016,470.00    1,016,470.00
Union County, PA, Higher Education Facilities Authority,
 Bucknell University, Series 1992, 6.2%, 4/1/2007                                                       1,030,230.00    1,030,230.00
University Area, PA, Sewer Revenue,Series 1993, 5.25%, 11/1/2014                                        1,780,222.00    1,780,222.00

Westmoreland County, PA, Industrial Development Revenue,
 Westmoreland Health System, AMBAC, 5.375%, 7/1/2011                                                    7,549,879.00    7,549,879.00
Puerto Rico
Puerto Rico, General Obligation, Public Improvement, Prerefunded
 07/01/2002, 6.6%, 7/1/2013                                                                             1,052,740.00    1,052,740.00
Puerto Rico Commonwealth, Rites, 10.5736%, 7/1/2013                                 3,084,250.00                        3,084,250.00
Puerto Rico Commonwealth, Highway & Transportation Authority,
 Series 1993W, 5.5%, 7/1/2013                                                                           1,067,950.00    1,067,950.00
Puerto Rico Public Building Authority, Government Facilities
 Revenue, Series 1995 A, 6.25%, 7/1/2013                                                                1,140,320.00    1,140,320.00
Puerto Rico Electric Power Authority, Series 1994S, 6.125%, 7/1/2009                                    2,239,080.00    2,239,080.00
Rhode Island
Rhode Island Convention Center Authority, Refunding Revenue,
1993 Series B, MBIA Insured, 5.25%, 5/15/2015                                                          22,232,980.00   22,232,980.00
Rhode Island Convention Center Authority, Refunding Revenue,
 Series 1993 B, MBIA, 5%, 5/15/2010                                                                     5,084,700.00    5,084,700.00
Rhode Island Convention Center Authority, Series B, 5%, 5/15/2020                                       2,579,115.00    2,579,115.00
Rhode Island Depositors Economic Protection Corp., Special
Obligation,  Series B, MBIA, 5.8%, 8/1/2010                                                             6,717,080.00    6,717,080.00
Rhode Island Depositors Economic Protection Corp., Special
 Obligation, Series B, MBIA, 5.8%, 8/1/2011                                                             4,908,901.00    4,908,901.00

Rhode Island Depositors Economic Protection Corp., Special Obligation,
 Series B, MBIA, 5.8%, 8/1/2012                                                                     2,500,000.00    2,500,000.00
Rhode Island Depositors Economic Protection Corp., Special Obligation,
 Series B, MBIA, 5.8%, 8/1/2013                                                                     7,340,000.00    7,340,000.00

Rhode Island Clean Water Protection Agency, Pollution Control Revenue,
Revolving Fund, Series A, MBIA, 5.4%, 10/1/2015                                                     2,000,000.00    2,000,000.00
South Carolina
Charleston County, SC, Certificates of Participation,
Series B, Prerefunded 6/1/2004, 6.875%, 6/1/2014                                    4,875,000.00                    4,875,000.00
Charleston County, SC, Certificates of Participation, Series B,
Prerefunded 6/1/2004, 7%, 6/1/2019                                                  2,385,000.00                    2,385,000.00
Charleston County, SC, Certificates of Participation,
Series B, 6.875%, 6/1/2014                                                            240,000.00                      240,000.00
Charleston County, SC, Certificates of Participation,
Series B, 7%, 6/1/2019                                                                115,000.00                      115,000.00
Darlington County, SC, Pollution Control Revenue, Power and Light,
 6.6%, 11/1/2010                                                                    7,500,000.00                    7,500,000.00
Grand Strand, SC, Water & Sewer Authority, Revenue, 6.375%, 6/1/2012                5,000,000.00                    5,000,000.00
Piedmont, SC, Municipal Power Agency, Electric Revenue Bond,
 6.75%, 1/1/2019                                                                                    3,525,000.00    3,525,000.00
Piedmont, SC, Municipal Power Agency, Electric Revenue, Series 1991 A,
ETM, FGIC Insured, 6.5%, 1/1/2016                                                                     430,000.00      430,000.00
Piedmont, SC, Municipal Power Agency, Electric Revenue, Series 1993,
ETM, MBIA Insured, 5.5%, 1/1/2008                                                                     840,000.00      840,000.00
Piedmont, SC, Municipal Power Agency, Electric Revenue, Series 1993,
ETM, MBIA Insured, 5.5%, 1/1/2012                                                                   2,190,000.00    2,190,000.00
Piedmont, SC, Municipal Power Agency, Electric Revenue, MBIA Insured,
 5.5%, 1/1/2012                                                                                     2,810,000.00    2,810,000.00
South Carolina Jobs and Economic Development Authority, Hospital
Facilities Revenue, 7.375%, 12/15/2021                                              3,000,000.00    1,500,000.00    4,500,000.00
South Carolina State Public Services Authority, Revenue, Series A,
 6.25%, 1/1/2022                                                                    7,000,000.00                    7,000,000.00
Tennessee
Knox County, TN, Health, Education & Housing Facilities Board,
 Hospital Facilities Revenue, Fort Sanders Alliance, 7.25%, 1/1/2009                                3,750,000.00    3,750,000.00
Knox County, TN, Health & Educational Hospital Facilities Board,
 Fort Sanders Alliance, MBIA, 5.75%, 1/1/2011                                                      15,405,000.00   15,405,000.00
Knox County, TN, Health & Educational Facilities Board, Fort
 Sanders Alliance, MBIA, 6.25%, 1/1/2013                                                            4,000,000.00    4,000,000.00
Knox County, TN, Health, Education and Housing Facilities Board,
 MBIA insured, 5.75%, 1/1/2014                                                                      2,000,000.00    2,000,000.00
Knox Cnty Tenn Health Edl & Hsg Facs Brd Hosp Facs Rev, 1/1/2012                                    8,940,000.00    8,940,000.00
Metropolitan Nashville, TN, Airport Authority, Revenue, Series C,
 6.6%, 7/1/2015                                                                     5,250,000.00                    5,250,000.00
Shelby County, TN, General Obligation, Zero Coupon, 8/1/2012                        3,410,000.00                    3,410,000.00
Shelby County, TN, General Obligation, Zero Coupon, 8/1/2013                        3,440,000.00                    3,440,000.00
Shelby County, TN, General Obligation, Zero Coupon, 8/1/2014                        4,965,000.00                    4,965,000.00
Tennessee Housing Development Agency Mortgage Financial, Revenue,
 Series A, 7.05%, 7/1/2020                                                         17,770,000.00                   17,770,000.00
Tennessee Housing Development Agency Mortgage Financial, Revenue,
 Series A, 7.125%, 7/1/2026                                                         1,885,000.00                    1,885,000.00
Texas
Abilene, TX, Health Facilities Development Corporation Revenue,
 Retirement Facilities, 5.875%, 11/15/2018                                          3,250,000.00                    3,250,000.00
Austin, TX, Bergstrom Landhost Enterprises, Airport Hotel,
 Series 1999 A, 6.75%, 4/1/2027                                                    17,785,000.00    4,000,000.00   21,785,000.00
Austin, TX, Independant School District, Series 1998, 5%, 8/1/2015                                  2,000,000.00    2,000,000.00
Austin, TXCombined Utility System Revenue, Zero Coupon, 11/15/2011                 12,600,000.00                   12,600,000.00
Austin, TXUtility System, AMBAC Insured, 11/15/2012                                                13,520,000.00   13,520,000.00
Austin, TX, Utility Systems Revenue Refunding, MBIA Insured,
 Series A, Zero Coupon, 11/15/1908                                                                  3,460,000.00    3,460,000.00
Austin, TX, Utility Systems Revenue, 6%, 11/15/2013                                 9,500,000.00                    9,500,000.00
Austin, TX, Water, Sewer and Electric Revenue, 14%, 11/15/2001                         10,000.00                       10,000.00
Austin, TX, Water, Sewer and Electric Revenue, 14%, 11/15/2001                        110,000.00                      110,000.00
Austin, TX, Water, Sewer and Electric Revenue, 14%, 11/15/2001                        715,000.00                      715,000.00
Texas Beaumiont W&S, 5%, 9/1/2019                                                   3,140,000.00                    3,140,000.00
Texas Beaumont W&S, 5%, 9/1/2020                                                    3,595,000.00                    3,595,000.00
Bexar County, TX, Health Facilities Development Corp., Baptist Health
 System, Series 1997A, 6%, 11/15/2011                                                               2,000,000.00    2,000,000.00
Bexar County, TX, Health Facilities Development Corp., Baptist Health
 System, Series 1997, 6%, 11/15/2012                                                                3,000,000.00    3,000,000.00
Boerne, TX, Independent School District, General Obligation, Zero
 Coupon, 2/1/2014                                                                   2,785,000.00                    2,785,000.00
Boerne, TX, Independent School District, General Obligation, Zero
 Coupon, 2/1/2016                                                                   3,285,000.00                    3,285,000.00
Brazos River Authority, Texas Pollution Control, Revenue, Daily
 Demand Note, 3.9%, 6/1/2030                                                        5,000,000.00                    5,000,000.00
Brownsville, TX, Utility System Revenue, AMBAC Insured, 6.25%, 9/1/2010                             4,085,000.00    4,085,000.00
Cedar Hill, TX, Zero Coupon, Series 1996, 8/15/2009                                                 1,500,000.00    1,500,000.00
Cedar Hill, TX, Zero Coupon, Series 1996, 8/15/2010                                                 3,130,000.00    3,130,000.00
Cypress - Fairbanks, Texas Independent School District, Capital
 Appreciation, Series A, 2/15/2012                                                                  5,750,000.00    5,750,000.00
Cypress-Fairbanks, Texas Independent School District, Capital
 Appreciation, Series A, 2/15/2013                                                                  8,840,000.00    8,840,000.00
Cypress - Fairbanks Texas Independent School District, Capital
 Appreciation - Ref, Series A, 2/15/2014                                                            6,000,000.00    6,000,000.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.75%, 11/1/2003                                      1,000,000.00    1,000,000.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%, 11/1/2005                                       2,000,000.00    2,000,000.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%, 11/1/2006                                       2,025,000.00    2,025,000.00
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A, 7.8%, 11/1/2007                              2,390,000.00    2,390,000.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%, 11/1/2008                                     4,500,000.00    4,500,000.00
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A, 7.375%, 11/1/2009                            4,500,000.00    4,500,000.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%, 11/1/2010                                    3,500,000.00     3,500,000.00
Dallas, TX, Civic Center, Revenue, 5%, 8/15/2028                                                  10,000,000.00    10,000,000.00
Dallas, TX, Housing Finance Corp., Single Family Mortgage Revenue,
 MBIA, Zero Coupon, 10/1/2016                                                                      4,540,000.00     4,540,000.00
Ector County, TX, Hospital District, Hospital Revenue, Prerefunded
 4/15/2012, 7.3%, 4/15/2012                                                         550,000.00                        550,000.00
El Paso, TX, Independent School District, General Obligation,
 Zero Coupon, 8/15/2011                                                           3,600,000.00                      3,600,000.00
Fort Bend, Texas Independent School District, 5%, 8/15/2020                                        5,130,000.00     5,130,000.00
Fort Bend, Texas Independent School District, 5%, 8/15/2021                                        5,425,000.00     5,425,000.00
Fort Worth, TX, Higher Education Finance Corp., Revenue, 5%, 3/15/2020                             3,500,000.00     3,500,000.00
Georgetown, TX, Higher Education Finance, Revenue, Southwestern
 University Project, 6.25%, 2/15/2009                                               840,000.00                        840,000.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2007             6,065,000.00                      6,065,000.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2009             6,360,000.00                      6,360,000.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2010             2,160,000.00                      2,160,000.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2011             4,830,000.00                      4,830,000.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2013             1,000,000.00                      1,000,000.00
Harris County, TX, General Obligation,Toll Road Authority, Subordinate
 Lien, Unlimited Tax, Series A, Zero Coupon, 8/15/2004                                             2,050,000.00     2,050,000.00
Harris County, TX, General Obligation, Toll Road Authority,
 Subordinate Lien, Series A, Zero Coupon, 8/15/2005                                                4,025,000.00     4,025,000.00

Harris County, TX, Toll Road Authority, Toll Road Revenue, Subordinate
 Lien, Series 1994 A, Zero Coupon, 8/15/2006                                                       4,010,000.00     4,010,000.00
Harris County, TX, Revenue, Toll Road, Prerefunded 8/1/2001, 6.75%,
 8/1/2014                                                                        15,000,000.00                     15,000,000.00
Harris County, TX, Toll Road Authority, Series 1992 A, Zero Coupon,
 8/15/2004                                                                                         4,050,000.00     4,050,000.00
Harris County, TX, Toll Road Revenue, Sub Lien, 6%, 8/1/2010                                      18,415,000.00    18,415,000.00
Harris County, Texas, REF-Toll Road-Sub Lien, 6%, 8/1/2011                                        19,480,000.00    19,480,000.00
Harris County Texas, Ref-Toll Road-Sub Lien, 6%, 8/1/2012                                          9,605,000.00     9,605,000.00
Harris County, TX, Health Facilities , Texas Medical Center Project,
 MBIA Insured, 6.25%, 5/15/2008                                                                    2,785,000.00     2,785,000.00
Harris County, TX , Health Facilities Development, MBIA Insured,
 6.25%, 5/15/2009                                                                                  2,965,000.00     2,965,000.00
Harris County, TX, Health Facilities, Texas Medical Center Project,
 Series 1996, 6.25%, 5/15/2010                                                                     3,000,000.00     3,000,000.00
Houston, TX, Airport System Revenue, Series B, 5.25%, 7/1/2011                   16,020,000.00                     16,020,000.00
Houston Texas Airport Sys Revenue, AMT - Sub Lien, Series A, 5.875%,
 7/1/2013                                                                                          6,000,000.00     6,000,000.00
, 5.875%, 7/1/2015                                                                9,505,000.00                      9,505,000.00
Houston, TX, Airport System Revenue, Refunded, Series A, 6%, 7/1/2014             5,030,000.00                      5,030,000.00
Houston, TX, Airport System Revenue, 5%, 7/1/2025                                 9,520,000.00                      9,520,000.00
Houston, TX, Higher Education Finance Corporation, Revenue, University
 of Saint Thomas Project, 7.25%, 12/1/2007                                        1,445,000.00                      1,445,000.00
Houston, TX, Independent School District, General Obligation, Series A,
 Zero Coupon, 2/15/2010                                                           8,500,000.00                      8,500,000.00
Houston, TX, Independent School District, General Obligation, Series A,
 Zero Coupon, 2/15/2011                                                           3,750,000.00                      3,750,000.00
Houston, TX, Independent School District, General Obligation, Series A,
 Zero Coupon, 2/15/2015                                                          26,000,000.00                     26,000,000.00
Huston Tex Indpt Sch Dist, 5%, 2/15/2019                                                           5,000,000.00     5,000,000.00
Houston, TX, Water and Sewer System Authority, Series 1991 C, Zero Coupon,
 12/1/2005                                                                                        15,000,000.00    15,000,000.00
Houston, TX, Water & Sewer System Authority, Series C, AMBAC, Zero Coupon,
 12/1/2006                                                                                        14,575,000.00    14,575,000.00
Houston, TX, Water and Sewer System Authority, Series 1991 C, Zero Coupon,
 12/1/2007                                                                                         3,400,000.00     3,400,000.00
Houston, TX, Water & Sewer System Authority, Series C, AMBAC, Zero Coupon,
 12/1/2008                                                                                         8,000,000.00     8,000,000.00
Houston, TX, Water & Sewer System Authority, Series C, Zero Coupon, AMBAC,
 12/1/2009                                                                                        14,750,000.00    14,750,000.00
Houston, TX, Water & Sewer System Authority, Zero Coupon, AMBAC Insured,
 12/1/2010                                                                                         5,000,000.00     5,000,000.00
Houston, TX, Water & Sewer System Authority, Zero Coupon, AMBAC Insured,
 Series 1991C, 12/1/2012                                                                           3,350,000.00     3,350,000.00
Hurst Euless Bedford, TX, Independent School District,Capital Appreciation
 Refunding, Series 1994, Zero Coupon, 8/15/2009                                                    4,925,000.00     4,925,000.00
Keller, TX, School District, Series 1998, 5%, 8/15/2030                                            5,000,000.00     5,000,000.00
Laredo TX, Independent School District, 6%, 8/1/2011                                               2,465,000.00     2,465,000.00
Lower Colorado River Authority, Texas RevenueCapital Appreciation, Junior Lien,
 1/1/2013                                                                                          5,600,000.00     5,600,000.00
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital, Series B,
 AMBAC, 5.6%, 12/1/2007                                                                            2,415,000.00     2,415,000.00
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital, Series B,
 AMBAC, 5.625%, 12/1/2008                                                                          4,400,000.00     4,400,000.00
Lubbock, TX, Health Facilities Development Corporation, Series B,, 5.625%,
 12/1/2009                                                                                         4,640,000.00     4,640,000.00
Mesquite, TX, Independent School District, General Obligation, 5.125%, 8/15/2019                   2,640,000.00     2,640,000.00
North Texas, Highway Revenue Tolls, Dallas Tollway, Series 1997 A, 5%, 1/1/2020                    2,165,000.00     2,165,000.00
Northeast, TX, Hospital Authority, Revenue Refunding, Northeast Medical Center,
 Series 1997, 6%, 5/15/2010                                                                        2,180,000.00     2,180,000.00
Northwest Texas Independent School District, Capital Appreciation Bonds, Series
 1991, Zero Coupon, 8/15/2010                                                                      3,690,000.00     3,690,000.00
Rio Grande Valley, TX, Health Facilities Development, Revenue, Series B, 6.4%,
 8/1/2012                                                                         3,700,000.00                      3,700,000.00
Round Rock, TX, Independent School District, General Obligation, Zero Coupon,
 8/1/2008                                                                         5,020,000.00                      5,020,000.00
Texas, Sabine River Pollution Authority, Revenue, Southwestern Electric Power,
 6.1%, 4/1/2018                                                                  30,200,000.00                     30,200,000.00
San Antonio, TX, Airport Systems Revenue, Series 1991, ETM,, 7%, 7/1/2002                          1,695,000.00     1,695,000.00
San Antonio, TX, Electric and Gas Revenue, Series 1989 A, Zero Coupon,
 2/1/2005                                                                                          9,500,000.00     9,500,000.00
San Antonio, TX, Electric and Gas Revenue, Series 1991 A, Zero Coupon,
 2/1/2005                                                                                         13,000,000.00    13,000,000.00
San Antonio, TX, Electric & Gas, Revenue Refunding, Series A, FGIC, Zero
 Coupon, 2/1/2006                                                                                 17,900,000.00     17,900,000.00
San Antonio, TX, Zero Coupon, FGIC Insured, Series 1991B, 2/1/2009                                 4,400,000.00      4,400,000.00
San Antonio, TX, Electric & Gas, Revenue, Series A, 5.25%, 2/1/2012                                3,000,000.00      3,000,000.00
Tarrant County, TX, Health Facilities Development Corp., Hospital Refunding
 Revenue, Fort Worth Osteopathic Hospital, MBIA, 6%, 5/15/2011                                     4,615,000.00      4,615,000.00
Tarrant County, TX, Health Facilities Development Corp., Hospital Refunding
 Revenue, Fort -Worth Osteopathic Hospital, MBIA, 6%, 5/15/2021                                    6,235,000.00      6,235,000.00
Texas General Obligation, 7%, 9/15/2012                                           9,081,165.19                       9,081,165.19
Texas Housing Agency Mortgage Revenue, Series A, 7.15%, 9/1/2012                    150,000.00                         150,000.00
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2007                                                 9,250,000.00       9,250,000.0
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2009                                                 4,435,000.00       4,435,000.0
Tesas Municipal Power Agency Revenue, Capital Appreciation, 9/1/2016                              18,675,000.00     18,675,000.00
Texas Municipal Power Agency Revenue, Capital Appreciation, Refunded, Zero
 Coupon, 9/1/2017                                                                                  6,000,000.00      6,000,000.00
State of Texas, General Obligation, Amt-Veterans Land, 6.4%, 12/1/2024            8,550,000.00                       8,550,000.00
State of Texas, General Obligation, Capital Appreciation, Prerefunded,
 Series C, 4/1/2005                                                                                7,540,000.00      7,540,000.00

Rhode Island Depositors Economic Protection Corp., Special Obligation,
 Series B, MBIA, 5.8%, 8/1/2012                                                                    2,703,775.00      2,703,775.00
Rhode Island Depositors Economic Protection Corp., Special Obligation,
 Series B, MBIA, 5.8%, 8/1/2013                                                                    7,903,491.00      7,903,491.00
Rhode Island Clean Water Protection Agency, Pollution Control Revenue,
Revolving Fund, Series A, MBIA, 5.4%, 10/1/2015                                                    2,040,240.00      2,040,240.00
South Carolina
Charleston County, SC, Certificates of Participation, Series B,
 Prerefunded 6/1/2004, 6.875%, 6/1/2014                                           5,333,103.00                       5,333,103.00
Charleston County, SC, Certificates of Participation, Series B,
 Prerefunded 6/1/2004, 7%, 6/1/2019                                               2,618,276.00                       2,618,276.00
Charleston County, SC, Certificates of Participation, Series B,
 6.875%, 6/1/2014                                                                   258,936.00                         258,936.00
Charleston County, SC, Certificates of Participation, Series B, 7%,
 6/1/2019                                                                           124,298.00                         124,298.00
Darlington County, SC, Pollution Control Revenue, Power and Light,
 6.6%, 11/1/2010                                                                  7,956,900.00                       7,956,900.00
Grand Strand, SC, Water & Sewer Authority, Revenue, 6.375%, 6/1/2012              5,637,950.00                       5,637,950.00
Piedmont, SC, Municipal Power Agency, Electric Revenue Bond, 6.75%,
 1/1/2019                                                                                          4,098,940.00      4,098,940.00
Piedmont, SC, Municipal Power Agency, Electric Revenue, Series 1991 A,
 ETM, FGIC Insured, 6.5%, 1/1/2016                                                                   489,133.00        489,133.00
Piedmont, SC, Municipal Power Agency, Electric Revenue, Series 1993,
 ETM, MBIA Insured, 5.5%, 1/1/2008                                                                   883,940.00        883,940.00
Piedmont, SC, Municipal Power Agency, Electric Revenue, Series 1993, ETM,
 MBIA Insured, 5.5%, 1/1/2012                                                                      2,306,048.00      2,306,048.00
Piedmont, SC, Municipal Power Agency, Electric Revenue, MBIA Insured, 5.5%,
 1/1/2012                                                                                          2,924,676.00      2,924,676.00
South Carolina Jobs and Economic Development Authority, Hospital Facilities
 Revenue, 7.375%, 12/15/2021                                                       2,982,420.00    1,491,210.00      4,473,630.00
South Carolina State Public Services Authority, Revenue, Series A, 6.25%,
 1/1/2022                                                                          7,390,320.00                      7,390,320.00
Tennessee
Knox County, TN, Health, Education & Housing Facilities Board, Hospital
 Facilities Revenue, Fort Sanders Alliance, 7.25%, 1/1/2009                                        4,349,962.00      4,349,962.00
Knox County, TN, Health & Educational Hospital Facilities Board, Fort
 Sanders Alliance, MBIA, 5.75%, 1/1/2011                                                          16,229,629.00     16,229,629.00
Knox County, TN, Health & Educational Facilities Board, Fort Sanders
 Alliance, MBIA, 6.25%, 1/1/2013                                                                   4,375,040.00      4,375,040.00
Knox County, TN, Health, Education and Housing Facilities Board, MBIA
 insured, 5.75%, 1/1/2014                                                                          2,104,360.00      2,104,360.00
Knox Cnty Tenn Health Edl & Hsg Facs Brd Hosp Facs Rev, 1/1/2012                                   9,859,836.00      9,859,836.00
Metropolitan Nashville, TN, Airport Authority, Revenue, Series C,
 6.6%, 7/1/2015                                                                    5,410,282.00                      5,410,282.00
Shelby County, TN, General Obligation, Zero Coupon, 8/1/2012                       1,879,626.00                      1,879,626.00
Shelby County, TN, General Obligation, Zero Coupon, 8/1/2013                       1,782,780.00                      1,782,780.00
Shelby County, TN, General Obligation, Zero Coupon, 8/1/2014                       2,418,401.00                      2,418,401.00
Tennessee Housing Development Agency Mortgage Financial, Revenue,
 Series A, 7.05%, 7/1/2020                                                        18,334,375.00                     18,334,375.00
Tennessee Housing Development Agency Mortgage Financial, Revenue,
 Series A, 7.125%, 7/1/2026                                                        1,945,206.00                      1,945,206.00
Texas
Abilene, TX, Health Facilities Development Corporation Revenue,
Retirement Facilities, 5.875%, 11/15/2018                                          2,727,757.00                      2,727,757.00
Austin, TX, Bergstrom Landhost Enterprises, Airport Hotel, Series
 1999 A, 6.75%, 4/1/2027                                                          16,680,907.00    3,751,680.00     20,432,587.00
Austin, TX, Independant School District, Series 1998, 5%, 8/1/2015                                 1,970,240.00      1,970,240.00
Austin, TXCombined Utility System Revenue, Zero Coupon, 11/15/2011                 7,225,092.00                      7,225,092.00
Austin, TXUtility System, AMBAC Insured, 11/15/2012                                                7,292,012.00      7,292,012.00
Austin, TX, Utility Systems Revenue Refunding, MBIA Insured, Series
 A, Zero Coupon, 11/15/1908                                                                        2,342,800.00      2,342,800.00
Austin, TX, Utility Systems Revenue, 6%, 11/15/2013                               10,393,095.00                     10,393,095.00
Austin, TX, Water, Sewer and Electric Revenue, 14%, 11/15/2001                        10,429.00                         10,429.00
Austin, TX, Water, Sewer and Electric Revenue, 14%, 11/15/2001                       117,894.00                        117,894.00
Austin, TX, Water, Sewer and Electric Revenue, 14%, 11/15/2001                       758,600.00                        758,600.00
Texas Beaumiont W&S, 5%, 9/1/2019                                                  2,987,458.00                      2,987,458.00
Texas Beaumont W&S, 5%, 9/1/2020                                                   3,402,559.00                      3,402,559.00
Bexar County, TX, Health Facilities Development Corp., Baptist
 Health System, Series 1997A, 6%, 11/15/2011                                                       2,164,480.00      2,164,480.00
Bexar County, TX, Health Facilities Development Corp., Baptist
 Health System, Series 1997, 6%, 11/15/2012                                                        3,243,630.00      3,243,630.00
Boerne, TX, Independent School District, General Obligation, Zero
 Coupon, 2/1/2014                                                                  1,360,583.00                      1,360,583.00
Boerne, TX, Independent School District, General Obligation, Zero
 Coupon, 2/1/2016                                                                  1,424,638.00                      1,424,638.00
Brazos River Authority, Texas Pollution Control, Revenue, Daily
 Demand Note, 3.9%, 6/1/2030                                                       5,000,000.00                      5,000,000.00
Brownsville, TX, Utility System Revenue, AMBAC Insured, 6.25%, 9/1/2010                            4,529,897.00      4,529,897.00
Cedar Hill, TX , Zero Coupon, Series 1996, 8/15/2009                                                 951,975.00        951,975.00
Cedar Hill, TX , Zero Coupon, Series 1996, 8/15/2010                                               1,897,906.00      1,897,906.00
Cypress - Fairbanks, Texas Independent School District, Capital Appreciation,
 Series A, 2/15/2012                                                                               3,223,737.00      3,223,737.00
Cypress-Fairbanks, Texas Independent School District, Capital Appreciation,
 Series A, 2/15/2013                                                                               4,656,646.00      4,656,646.00
Cypress - Fairbanks Texas Independent School District, Capital Appreciation
 - Ref, Series A, 2/15/2014                                                                        2,972,040.00      2,972,040.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.75%, 11/1/2003                                     1,086,360.00      1,086,360.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%, 11/1/2005                                      2,231,060.00      2,231,060.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.8%, 11/1/2006                                      2,256,295.00      2,256,295.00
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A, 7.8%, 11/1/2007                             2,671,040.00      2,671,040.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%, 11/1/2008                                    4,961,745.00      4,961,745.00
Dallas-Fort Worth, TX, Airport Revenue, Series 1992 A, 7.375%, 11/1/2009                           4,961,745.00      4,961,745.00
Dallas-Fort Worth, TX, Airport Revenue, FGIC, 7.375%, 11/1/2010                                    3,847,445.00      3,847,445.00
Dallas, TX, Civic Center, Revenue, 5%, 8/15/2028                                                   9,211,000.00      9,211,000.00
Dallas, TX, Housing Finance Corp., Single Family Mortgage Revenue, MBIA,
 Zero Coupon, 10/1/2016                                                                              903,460.00        903,460.00
Ector County, TX, Hospital District, Hospital Revenue, Prerefunded
 4/15/2012, 7.3%, 4/15/2012                                                          581,493.00                        581,493.00
El Paso, TX, Independent School District, General Obligation, Zero Coupon,
 8/15/2011                                                                         2,051,532.00                      2,051,532.00
Fort Bend, Texas Independent School District, 5%, 8/15/2020                                        4,855,750.00      4,855,750.00
Fort Bend, Texas Independent School District, 5%, 8/15/2021                                        5,107,691.00      5,107,691.00
Fort Worth, TX, Higher Education Finance Corp., Revenue, 5%, 3/15/2020                             3,307,150.00      3,307,150.00
Georgetown, TX, Higher Education Finance, Revenue, Southwestern University
 Project, 6.25%, 2/15/2009                                                           874,734.00                        874,734.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2007              4,312,093.00                      4,312,093.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2009              4,059,715.00                      4,059,715.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2010              1,304,316.00                      1,304,316.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2011              2,746,482.00                      2,746,482.00
Grapevine-Colleyville, TX, General Obligation, Zero Coupon, 8/15/2013                501,690.00                        501,690.00
Harris County, TX, General Obligation,Toll Road Authority, Subordinate Lien,
 Unlimited Tax, Series A, Zero Coupon, 8/15/2004                                                   1,721,836.00      1,721,836.00
Harris County, TX, General Obligation, Toll Road Authority, Subordinate
 Lien, Series A, Zero Coupon, 8/15/2005                                                            3,217,907.00      3,217,907.00

Harris County, TX, Toll Road Authority, Toll Road Revenue, Subordinate
 Lien, Series 1994 A, Zero Coupon, 8/15/2006                                                       3,048,602.00      3,048,602.00
Harris County, TX, Revenue, Toll Road, Prerefunded 8/1/2001, 6.75%, 8/1/2014      15,504,600.00                     15,504,600.00
Harris County, TX, Toll Road Authority, Series 1992 A, Zero Coupon, 8/15/2004                      3,401,676.00      3,401,676.00
Harris County, TX, Toll Road Revenue, Sub Lien, 6%, 8/1/2010                                      20,027,233.00     20,027,233.00
Harris County, Texas, REF-Toll Road-Sub Lien, 6%, 8/1/2011                                        21,161,708.00     21,161,708.00
Harris County Texas, Ref-Toll Road-Sub Lien, 6%, 8/1/2012                                         10,407,497.00     10,407,497.00
Harris County, TX, Health Facilities, Texas Medical Center Project, MBIA
 Insured, 6.25%, 5/15/2008                                                                         3,023,785.00      3,023,785.00
Harris County, TX, Health Facilities Development, MBIA Insured, 6.25%,
 5/15/2009                                                                                         3,236,178.00      3,236,178.00
Harris County, TX, Health Facilities, Texas Medical Center Project, Series
 1996, 6.25%, 5/15/2010                                                                            3,290,460.00      3,290,460.00
Houston, TX, Airport System Revenue, Series B, 5.25%, 7/1/2011                    16,134,863.00                     16,134,863.00
Houston Texas Airport Sys Revenue, AMT - Sub Lien, Series A, 5.875%, 7/1/2013                      6,286,260.00      6,286,260.00
, 5.875%, 7/1/2015                                                                 9,864,098.00                      9,864,098.00
Houston, TX, Airport System Revenue, Refunded, Series A, 6%, 7/1/2014              5,260,323.00                      5,260,323.00
Houston, TX, Airport System Revenue, 5%, 7/1/2025                                  8,580,090.00                      8,580,090.00
Houston, TX, Higher Education Finance Corporation, Revenue, University of
 Saint Thomas Project, 7.25%, 12/1/2007                                            1,500,935.00                      1,500,935.00
Houston, TX, Independent School District, General Obligation, Series A,
 Zero Coupon, 2/15/2010                                                            5,156,525.00                      5,156,525.00
Houston, TX, Independent School District, General Obligation, Series A,
 Zero Coupon, 2/15/2011                                                            2,143,237.00                      2,143,237.00
Houston, TX, Independent School District, General Obligation, Series A,
 Zero Coupon, 2/15/2015                                                           11,603,020.00                     11,603,020.00
Huston Tex Indpt Sch Dist, 5%, 2/15/2019                                                           4,727,500.00      4,727,500.00
Houston, TX, Water and Sewer System Authority, Series 1991 C, Zero Coupon,
 12/1/2005                                                                                        11,808,300.00     11,808,300.00
Houston, TX, Water & Sewer System Authority, Series C, AMBAC, Zero Coupon,
 12/1/2006                                                                                        10,905,889.00     10,905,889.00
Houston, TX, Water and Sewer System Authority, Series 1991 C, Zero Coupon,
 12/1/2007                                                                                         2,415,836.00      2,415,836.00
Houston, TX, Water & Sewer System Authority, Series C, AMBAC, Zero Coupon,
 12/1/2008                                                                                         5,392,480.00      5,392,480.00
Houston, TX, Water & Sewer System Authority, Series C, Zero Coupon, AMBAC,
 12/1/2009                                                                                         9,422,742.00      9,422,742.00
Houston, TX, Water & Sewer System Authority, Zero Coupon, AMBAC Insured,
 12/1/2010                                                                                         3,024,250.00      3,024,250.00
Houston, TX, Water & Sewer System Authority, Zero Coupon, AMBAC Insured,
 Series 1991C, 12/1/2012                                                                           1,796,370.00      1,796,370.00
Hurst Euless Bedford, TX, Independent School District, Capital Appreciation
 Refunding, Series 1994, Zero Coupon, 8/15/2009                                                    3,200,856.00      3,200,856.00
Keller, TX, School District, Series 1998, 5%, 8/15/2030                                            4,591,350.00      4,591,350.00
Laredo TX, Independent School District, 6%, 8/1/2011                                               2,658,970.00      2,658,970.00
Lower Colorado River Authority, Texas RevenueCapital Appreciation, Junior
 Lien, 1/1/2013                                                                                    2,997,008.00      2,997,008.00
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital,
 Series B, AMBAC, 5.6%, 12/1/2007                                                                  2,554,490.00      2,554,490.00
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital,
 Series B, AMBAC, 5.625%, 12/1/2008                                                                4,679,444.00      4,679,444.00
Lubbock, TX, Health Facilities Development Corporation, Series B,, 5.625%,
 12/1/2009                                                                                         4,950,369.00      4,950,369.00
Mesquite, TX, Independent School District, General Obligation, 5.125%,
 8/15/2019                                                                                         2,550,424.00      2,550,424.00
North Texas, Highway Revenue Tolls, Dallas Tollway, Series 1997 A, 5%,
 1/1/2020                                                                                          2,051,424.00      2,051,424.00
Northeast, TX, Hospital Authority, Revenue Refunding, Northeast Medical
 Center, Series 1997, 6%, 5/15/2010                                                                2,346,900.00      2,346,900.00
Northwest Texas Independent School District, Capital Appreciation Bonds,
 Series 1991, Zero Coupon, 8/15/2010                                                               2,271,637.00      2,271,637.00
Rio Grande Valley, TX, Health Facilities Development, Revenue, Series B,
 6.4%, 8/1/2012                                                                    3,861,690.00                      3,861,690.00
Round Rock, TX, Independent School District, General Obligation, Zero
 Coupon, 8/1/2008                                                                  3,393,319.00                      3,393,319.00
Texas, Sabine River Pollution Authority, Revenue, Southwestern Electric
 Power, 6.1%, 4/1/2018                                                            31,571,684.00                     31,571,684.00
San Antonio, TX, Airport Systems Revenue, Series 1991, ETM,, 7%, 7/1/2002                          1,759,732.00      1,759,732.00
San Antonio, TX, Electric and Gas Revenue, Series 1989 A, Zero Coupon,
 2/1/2005                                                                                          7,795,320.00      7,795,320.00
San Antonio, TX, Electric and Gas Revenue, Series 1991 A, Zero Coupon,
 2/1/2005                                                                                         10,667,280.00     10,667,280.00
San Antonio, TX, Electric & Gas, Revenue Refunding, Series A, FGIC, Zero
 Coupon, 2/1/2006                                                                                 14,007,645.00     14,007,645.00
San Antonio, TX, Zero Coupon, FGIC Insured, Series 1991B, 2/1/2009                                 2,958,076.00      2,958,076.00
San Antonio, TX, Electric & Gas, Revenue, Series A, 5.25%, 2/1/2012                                3,051,090.00      3,051,090.00
Tarrant County, TX, Health Facilities Development Corp., Hospital Refunding
 Revenue, Fort Worth Osteopathic Hospital, MBIA, 6%, 5/15/2011                                     4,948,341.00      4,948,341.00
Tarrant County, TX, Health Facilities Development Corp., Hospital Refunding
 Revenue, Fort -Worth Osteopathic Hospital, MBIA, 6%, 5/15/2021                                    6,634,663.00      6,634,663.00
Texas General Obligation, 7%, 9/15/2012                                            9,340,614.00                      9,340,614.00
Texas Housing Agency Mortgage Revenue, Series A, 7.15%, 9/1/2012                     154,395.00                        154,395.00
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2007                                                 9,999,435.00      9,999,435.00
Texas Municipal Power Agency, MBIA, 6.1%, 9/1/2009                                                 4,884,354.00      4,884,354.00
Tesas Municipal Power Agency Revenue, Capital Appreciation, 9/1/2016                               7,932,393.00      7,932,393.00
Texas Municipal Power Agency Revenue, Capital Appreciation, Refunded, Zero
 Coupon, 9/1/2017                                                                                  2,390,220.00      2,390,220.00
State of Texas, General Obligation, Amt-Veterans Land, 6.4%, 12/1/2024             8,815,990.00                      8,815,990.00
State of Texas, General Obligation, Capital Appreciation, Prerefunded,
 Series C, 4/1/2005                                                                                6,148,719.00      6,148,719.00

Texas State, College Student Loan, 5%, 8/1/2020                                                  3,560,000.00        3,560,000.00
Texas State Deptartment Housing & Community Affairs,
 Revenue, Series A, 6.4%, 1/1/2027                                             3,350,000.00                          3,350,000.00
Texas Public Finance Authority, Building Authority,
 Series B, AMBAC, 6.25%, 2/1/2008                                                                5,190,000.00        5,190,000.00
Texas Water Development Board Revenue,
 Series 1999 B, 5.25%, 7/15/2017                                                                 5,000,000.00        5,000,000.00
Texas Water Revenue, 5.625%, 7/15/2011                                         3,630,000.00                          3,630,000.00
Texas Water Revenue C10 S00A, 5.625%, 7/15/2015                                1,000,000.00                          1,000,000.00
Titus County, TX, Hospital District Revenue,
 Revenue, 6.125%, 8/15/2013                                                    6,700,000.00                          6,700,000.00
Travis County, TX, Health Facilities Development
 Corp., Ascension Health, Series 1999 A, 5.75%,
 11/15/2011                                                                                      3,440,000.00        3,440,000.00
Travis County, TX, Health Facilities Development
 Corp., Ascension Health, Series 199 A, 6.25%,
 11/15/2015                                                                                      2,780,000.00        2,780,000.00
Travis County, TX, Health Facilities Development
 Corp., Series 1999 A, 6.25%, 11/15/2016                                                        13,770,000.00       13,770,000.00
Travis County, TX, Housing Financial Corporation
 Revenue, Series A, 7%, 12/1/2011                                                225,000.00                            225,000.00
Trinity River, Texas, Wastewater Systems Revenue,
 Series B, 5.25%, 8/1/2012                                                                       5,540,000.00        5,540,000.00
Waxahachie, TX, Independent School District,
 General Obligation, Zero Coupon, 8/15/2012                                    4,120,000.00                          4,120,000.00
Waxahachie, TX, Independent School District,
 General Obligation, Zero Coupon, 8/15/2013                                    2,060,000.00                          2,060,000.00
Utah
Intermountain Power Supply Agency, UT, Power
 Supply Revenue, Series A, AMBAC, Zero Coupon,
 7/1/2002                                                                                        1,655,000.00        1,655,000.00
Intermountain Power Supply Agency, UT, 5%,
 7/1/2012                                                                                          630,000.00          630,000.00
Intermountain Power Supply Agency, UT, 7/1/2003                                                    630,000.00          630,000.00
Intermountain Power Supply Agency, UT, 7/1/2004                                                  1,095,000.00        1,095,000.00
Intermountain Power Supply Agency, UT, 5%,
 7/1/2012                                                                                          370,000.00          370,000.00
Intermountain Power Supply Agency, UT, 7/1/2003                                                    370,000.00          370,000.00
Intermountain Power Supply Agency, UT, 7/1/2004                                                    635,000.00          635,000.00
Intermountain Power Supply Agency, UT, 6.5%,
 7/1/2008                                                                                        2,530,000.00        2,530,000.00
Intermountain Power Supply Agency, UT, 6.5%,
 7/1/2008                                                                                        1,470,000.00        1,470,000.00
Provo, UT, Electric System Revenue, ETM, AMBAC,
 10.375%, 9/15/2015                                                                              1,745,000.00        1,745,000.00
Salt Lake City, UT, Hospital Revenue,
 Intermountain Health Care, Inversed Inflow,
 Series 1992, 6.15%, 2/15/2012                                                                   1,500,000.00        1,500,000.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2002                                                                                        5,200,000.00        5,200,000.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2004                                                                                        5,895,000.00        5,895,000.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2005                                                                                        5,900,000.00        5,900,000.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2006                                                                                        5,895,000.00        5,895,000.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2007                                                                                        3,750,000.00        3,750,000.00
Utah State Housing Financial Agency, Revenue,
 Series D, 8.625%, 1/1/2019                                                       40,000.00                             40,000.00
West Valley City, UT, Excise Tax Revenue, 10.625%,
 7/1/2004                                                                        555,000.00                            555,000.00
Virgin Islands
Virgin Islands Public Financial Authority Revenue,
 Series 1992 A, Prerefunded 10/01/2002 at 102,
 7.25%, 10/1/2018                                                225,000.00    3,000,000.00      2,500,000.00        5,725,000.00
Virgin Islands Public Finance Authority, Revenue
 Bond, Series 1999 A, 6.5%, 10/1/2024                            300,000.00                        600,000.00          900,000.00
Virginia
Fairfax County, VA, Economic Development Authority
 Revenue, Series 1999 A, 7.25%, 10/1/2019                                                        2,000,000.00        2,000,000.00
Fairfax County, VA, Economic Development Authority
 Revenue, Retirement Community, Series A, 7.5%,
 10/1/2029                                                                     7,100,000.00                          7,100,000.00
Richmond, VA, General Obligation, Series B,
 6.25%, 1/15/2018                                                              2,665,000.00                          2,665,000.00
Roanoke, VA, Industrial Development Authority,
 Roanoke Memorial Hospital, Series B, MBIA,
 6.125%, 7/1/2017                                                                                5,500,000.00        5,500,000.00
Southeastern Public Service Authority, VA,
 Refunding Revenue, Series A, MBIA, 5.25%,
 7/1/2010                                                                                        7,380,000.00        7,380,000.00
Virginia Beach, VA, Development Authority,
 VA Beach General Hospital Project,
 Series 1993, 5.125%, 2/15/2018                                                                  3,000,000.00        3,000,000.00
Virginia State Public School Authority, Series B, 5%,
 8/1/2017                                                                                        6,010,000.00        6,010,000.00
Virginia State Public School Authority, Series B, 5%,
 8/1/2020                                                                                        2,960,000.00        2,960,000.00
Winchester County, VA, Industrial Development
 Authority, Hospital Revenue, AMBAC, 6%, 1/1/2015                                                5,700,000.00        5,700,000.00
Washington
Chelan County, Washington Public Utility No. 1
 Columbia River Rock, Capital Appreciation,
 Series A, 6/1/2014                                                                             12,685,000.00       12,685,000.00
Clark County, WA, Public Utility District, FGIC
 Insured, Series 1995, 6%, 1/1/2008                                                              2,200,000.00        2,200,000.00
Clark County, WA, School District, General Obligation,
 6.125%, 12/1/2011                                                                               3,190,000.00        3,190,000.00
King & Snohomish Counties, WA, General Obligation,
 School District #417, FGIC, 5.6%, 12/1/2010                                                     1,650,000.00        1,650,000.00
King County, WA, General Obligation, Series B,
 6.625%, 12/1/2015                                                             9,845,000.00                          9,845,000.00
Port Seattle Wash Rev, 6%, 2/1/2012                                                              1,765,000.00        1,765,000.00
Port Seattle Washington Revenue, 6%, 2/1/2014                                                    4,000,000.00        4,000,000.00
Snohomish County, WA, School District #6, FGIC,
 6.5%, 12/1/2007                                                                                 3,325,000.00        3,325,000.00
Snohomish County, WA, School District # 015,
 General Obligation, 5.75%, 12/1/2011                                                            3,485,000.00        3,485,000.00
Spokane County, WA, School District, General
 Obligation, Series B, Zero Coupon, 12/1/2014                                  2,500,000.00                          2,500,000.00
State of Washington, General Obligation Series AT-5,
 MBIA Insured, Zero Coupon, 8/1/2010                                                             2,625,000.00        2,625,000.00
Washington St, 1/1/2017                                                                          4,535,000.00        4,535,000.00
Washington Health Care Facilities Authority,
 Empire Health Services- Spokane, MBIA, 5.8%,
 11/1/2009                                                                                       4,595,000.00        4,595,000.00
Washington Health Care Facilities Authority,
 Empire Health Services-Spokane, MBIA, 5.75%,
 11/1/2007                                                                                       7,350,000.00        7,350,000.00
Washington State Health Care Facilities Authority,
 Empire Health Services -Spokane, Series 1993,
 5.8%, 11/1/2008                                                                                 4,865,000.00        4,865,000.00
Washington Health Care Facilities Authority,
 Empire Health Services-Spokane, MBIA, 5.8%, 11/1/2010                                           2,100,000.00        2,100,000.00
Washington State Public Power Supply System, Nuclear
 Project No. 1, Series 1990 B, 7.25%, 7/1/2009                                                  12,350,000.00       12,350,000.00
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
 7/1/2007                                                                                        4,195,000.00        4,195,000.00
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
 7/1/2007                                                                                        4,375,000.00        4,375,000.00
Washington State Public Power Supply System, Nuclear
 Project No. 2, Series 1990 A, 7.25%, 7/1/2006                                                   7,000,000.00        7,000,000.00
Washington Public Power Supply System,
 Nuclear Project #2, Series 1992A, MBIA/BIG Insured,
 Zero Coupon, 7/1/2011                                                                           4,200,000.00        4,200,000.00
Washington Public Power Supply System, Revenue
 Refunding, Nuclear Project #2, Series A, MBIA,
 5.7%, 7/1/2008                                                                                  5,000,000.00        5,000,000.00
Washington State Public Power Supply System Nuclear
 Project No. 2, Series 1994 A, 6%, 7/1/2007                                                      7,000,000.00        7,000,000.00
Washington Public Power Supply System, Revenue
 Refunding, Nuclear Project #3, Series A,
 MBIA, Zero Coupon, 7/1/2004                                                                     3,625,000.00        3,625,000.00

Washington Public Power Supply System, Revenue
 Refunding, Nuclear  Project #3, Series A, MBIA,
 Zero Coupon, 7/1/2005                                                                           4,125,000.00        4,125,000.00

Washington State Public Power Supply System,,
 Nuclear Project No. 3, Series 1989 A, Zero Coupon,
 7/1/2006                                                                                        1,380,000.00        1,380,000.00
Washington Public Power Supply System, Nuclear
 Power Project #3, Series 1989A, MBIA/BIG Insured,
 7/1/2010                                                                                        5,860,000.00        5,860,000.00
Washington State Public Power Supply System, Nuclear
 Project No. 3, Series 1989 B, Zero Coupon, 7/1/2006                                             5,555,000.00        5,555,000.00
Washington State Public Power Supply System, Nuclear
 Project No. 3, Series 1990 B, Zero Coupon, 7/1/2002                                            11,925,000.00       11,925,000.00
Washington State Public Power Supply, Series C, 5.37
 7/1/2015                                                                      5,410,000.00                          5,410,000.00
West Virginia
West Virginia State General Obligation, 11/1/2024                              5,000,000.00                          5,000,000.00
Wisconsin
Green Bay, WI, Industrial Development Revenue,
 Weyerhaeuser Company Project, Series A, 9%, 9/1/200                                             1,700,000.00        1,700,000.00
Kenosha, WI, General Obligation, Series C, MBIA,
 Zero Coupon, 6/1/2004                                                                           3,475,000.00        3,475,000.00
Kenosha, WI, General Obligation, Series B, Zero Coup
 10/15/2008                                                                    6,885,000.00                          6,885,000.00
Milwaukee, Wisconsin General Obligation, 12/1/2011                             5,915,000.00                          5,915,000.00
Wisconsin State, Series D, 5.75%, 5/1/2015                                                       8,445,000.00        8,445,000.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Medical, FSA Insured, 5.75%, 11/15/2007                                                  1,500,000.00        1,500,000.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Medical, FSA Insured, 6%, 11/15/2009                                                     4,330,000.00        4,330,000.00
Wisconsin Health & Educational Facilities Authority,
 Felician Healthcare Inc., Series B, AMBAC, 6.25%,
 1/1/2022                                                                                        5,285,000.00        5,285,000.00
Wisconsin Health & Educational Facilities Authority,
 Villa St. Francis Inc., Series C, AMBAC, 6.25%, 1/1/2022                                        9,230,000.00        9,230,000.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, MBIA, 6.4%, 6/1/2008                                            2,335,000.00        2,335,000.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, MBIA, 6.45%, 6/1/2009                                           2,485,000.00        2,485,000.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, 6.45%, 6/1/2010                                                 2,650,000.00        2,650,000.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2011                                            2,820,000.00        2,820,000.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2012                                            3,000,000.00        3,000,000.00
Wisconsin Health & Educational Facilities Authority,
 Wheaton Franciscan Services, MBIA, 6.1%, 8/15/2008                                              4,580,000.00        4,580,000.00
Wisconsin Health & Educational Facilities Authority,
 MBIA Insured, 6.1%, 8/15/2009                                                                   2,000,000.00        2,000,000.00

Wisconsin Health and Educational Facilities Authority,
 Hospital Sisters Services Inc. - Obligated Group,
 5.375%, 6/1/2018                                                                                4,800,000.00        4,800,000.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Medical, FSA Insured, 6%, 11/15/2008                                                     4,085,000.00        4,085,000.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Medical, FSA Insured, 5.75%, 11/15/2006                                                  2,000,000.00        2,000,000.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Health Care Inc., Series 1999 A, 5.6%, 2/15/2029                      17,800,000.00      4,000,000.00       21,800,000.00
Wisconsin State Health & Educational Facilities,
 Aurora Health Care Inc., Series 1999 B, 5.625%,
 2/15/2029                                                                     7,225,000.00      2,500,000.00        9,725,000.00
Wyoming
Wyoming Community Development Authority, Revenue,
 Single Family Mortgage, Series B, 8.125%, 6/1/2021                              220,000.00                            220,000.00
Wyoming Community Development Authority, Single
 Family Mortgage Revenue, Series 1993 A, 5.85%, 6/1/2013                                         3,000,000.00        3,000,000.00
Wyoming Community Development Authority Housing,
 Revenue, Series 2, 6.35%, 6/1/2029                                            3,765,000.00                          3,765,000.00
Total Long-Term Municipal Bond Investments (Cost of
 $35,697,851, $2,369,883,531, $2,064,805,164, and
 $4,470,164,463 respectively)



Total Investment Portfolio (Cost of $36,730,343,
 $2,385,821,371, $2,091,993,668, and $4,514,545,382
 respectively)

Texas State, College Student Loan, 5%, 8/1/2020                                                  3,315,428.00        3,315,428.00
Texas State Deptartment Housing & Community Affairs,
 Revenue, Series A, 6.4%, 1/1/2027                                             3,408,893.00                          3,408,893.00
Texas Public Finance Authority, Building Authority,
 Series B, AMBAC, 6.25%, 2/1/2008                                                                5,676,095.00        5,676,095.00
Texas Water Development Board Revenue,
 Series 1999 B, 5.25%, 7/15/2017                                                                 4,964,100.00        4,964,100.00
Texas Water Revenue, 5.625%, 7/15/2011                                         3,848,380.00                          3,848,380.00
Texas Water Revenue C10 S00A, 5.625%, 7/15/2015                                1,036,780.00                          1,036,780.00
Titus County, TX, Hospital District Revenue,
 Revenue, 6.125%, 8/15/2013                                                    6,179,209.00                          6,179,209.00
Travis County, TX, Health Facilities Development
 Corp., Ascension Health, Series 1999 A, 5.75%,
 11/15/2011                                                                                      3,627,927.00        3,627,927.00
Travis County, TX, Health Facilities Development
 Corp., Ascension Health, Series 199 A, 6.25%,
 11/15/2015                                                                                      2,985,581.00        2,985,581.00
Travis County, TX, Health Facilities Development
 Corp., Series 1999 A, 6.25%, 11/15/2016                                                        14,722,195.00       14,722,195.00
Travis County, TX, Housing Financial Corporation
 Revenue, Series A, 7%, 12/1/2011                                                232,177.00                            232,177.00
Trinity River, Texas, Wastewater Systems Revenue,
 Series B, 5.25%, 8/1/2012                                                                       5,628,695.00        5,628,695.00
Waxahachie, TX, Independent School District,
 General Obligation, Zero Coupon, 8/15/2012                                    2,251,003.00                          2,251,003.00
Waxahachie, TX, Independent School District,
 General Obligation, Zero Coupon, 8/15/2013                                    1,057,027.00                          1,057,027.00
Utah
Intermountain Power Supply Agency, UT, Power
 Supply Revenue, Series A, AMBAC, Zero Coupon,
 7/1/2002                                                                                        1,538,868.00        1,538,868.00
Intermountain Power Supply Agency, UT, 5%,
 7/1/2012                                                                                          629,993.00          629,993.00
Intermountain Power Supply Agency, UT, 7/1/2003                                                    558,684.00          558,684.00
Intermountain Power Supply Agency, UT, 7/1/2004                                                    925,012.00          925,012.00
Intermountain Power Supply Agency, UT, 5%,
 7/1/2012                                                                                          367,254.00          367,254.00
Intermountain Power Supply Agency, UT, 7/1/2003                                                    327,783.00          327,783.00
Intermountain Power Supply Agency, UT, 7/1/2004                                                    535,863.00          535,863.00
Intermountain Power Supply Agency, UT, 6.5%,
 7/1/2008                                                                                        2,827,047.00        2,827,047.00
Intermountain Power Supply Agency, UT, 6.5%,
 7/1/2008                                                                                        1,627,745.00        1,627,745.00
Provo, UT, Electric System Revenue, ETM, AMBAC,
 10.375%, 9/15/2015                                                                              2,408,466.00        2,408,466.00
Salt Lake City, UT, Hospital Revenue,
 Intermountain Health Care, Inversed Inflow,
 Series 1992, 6.15%, 2/15/2012                                                                   1,616,445.00        1,616,445.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2002                                                                                        4,835,116.00        4,835,116.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2004                                                                                        4,979,860.00        4,979,860.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2005                                                                                          4,744,426.00      4,744,426.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2006                                                                                          4,508,083.00      4,508,083.00
Associated Municipal Power System, UT, Hunter
 Project, Refunding Revenue, AMBAC, Zero Coupon,
 7/1/2007                                                                                          2,724,487.00      2,724,487.00
Utah State Housing Financial Agency, Revenue,
 Series D, 8.625%, 1/1/2019                                                         40,198.00                           40,198.00
West Valley City, UT, Excise Tax Revenue, 10.625%,                                 620,650.00                          620,650.00
 7/1/2004
Virgin Islands
Virgin Islands Public Financial Authority Revenue,
 Series 1992 A, Prerefunded 10/01/2002 at 102,
 7.25%, 10/1/2018                                                241,677.00      3,222,360.00      2,685,300.00      6,149,337.00
Virgin Islands Public Finance Authority, Revenue
 Bond, Series 1999 A, 6.5%, 10/1/2024                            311,205.00                          622,380.00        933,585.00
Virginia
Fairfax County, VA, Economic Development Authority
 Revenue, Series 1999 A, 7.25%, 10/1/2019                                                          2,013,120.00      2,013,120.00
Fairfax County, VA, Economic Development Authority
 Revenue, Retirement Community, Series A, 7.5%,
 10/1/2029                                                                       7,225,315.00                        7,225,315.00
Richmond, VA, General Obligation, Series B,
 6.25%, 1/15/2018                                                                2,724,056.00                        2,724,056.00
Roanoke, VA, Industrial Development Authority,
 Roanoke Memorial Hospital, Series B, MBIA,
 6.125%, 7/1/2017                                                                                  6,044,335.00      6,044,335.00
Southeastern Public Service Authority, VA,
 Refunding Revenue, Series A, MBIA, 5.25%,
 7/1/2010                                                                                          7,635,348.00      7,635,348.00
Virginia Beach, VA, Development Authority,
 VA Beach General Hospital Project,
 Series 1993, 5.125%, 2/15/2018                                                                    2,949,270.00      2,949,270.00
Virginia State Public School Authority, Series B, 5%,
 8/1/2017                                                                                          5,827,776.00      5,827,776.00
Virginia State Public School Authority, Series B, 5%,
 8/1/2020                                                                                          2,815,670.00      2,815,670.00
Winchester County, VA, Industrial Development
 Authority, Hospital Revenue, AMBAC, 6%, 1/1/2015                                                  5,894,940.00      5,894,940.00
Washington
Chelan County, Washington Public Utility No. 1
 Columbia River Rock, Capital Appreciation,
 Series A, 6/1/2014                                                                                6,137,129.00      6,137,129.00
Clark County, WA, Public Utility District, FGIC
 Insured, Series 1995, 6%, 1/1/2008                                                                2,365,770.00      2,365,770.00
Clark County, WA, School District, General Obligation,
 6.125%, 12/1/2011                                                                                 3,494,772.00      3,494,772.00
King & Snohomish Counties, WA, General Obligation,
 School District #417, FGIC, 5.6%, 12/1/2010                                                       1,758,619.00      1,758,619.00
King County, WA, General Obligation, Series B,
 6.625%, 12/1/2015                                                              10,984,854.00                       10,984,854.00
Port Seattle Wash Rev, 6%, 2/1/2012                                                                1,893,403.00      1,893,403.00
Port Seattle Washington Revenue, 6%, 2/1/2014                                                      4,280,320.00      4,280,320.00
Snohomish County, WA, School District #6, FGIC,
 6.5%, 12/1/2007                                                                                   3,685,928.00      3,685,928.00
Snohomish County, WA, School District # 015,
 General Obligation, 5.75%, 12/1/2011                                                              3,736,163.00      3,736,163.00
Spokane County, WA, School District, General
 Obligation, Series B, Zero Coupon, 12/1/2014                                    1,174,875.00                        1,174,875.00
State of Washington, General Obligation Series AT-5,
 MBIA Insured, Zero Coupon, 8/1/2010                                                               1,619,126.00      1,619,126.00
Washington St, 1/1/2017                                                                            1,882,841.00      1,882,841.00
Washington Health Care Facilities Authority,
 Empire Health Services- Spokane, MBIA, 5.8%,
 11/1/2009                                                                                         4,889,034.00      4,889,034.00
Washington Health Care Facilities Authority,
 Empire Health Services-Spokane, MBIA, 5.75%,
 11/1/2007                                                                                         7,754,470.00      7,754,470.00
Washington State Health Care Facilities Authority,
 Empire Health Services -Spokane, Series 1993,
 5.8%, 11/1/2008                                                                                   5,160,792.00      5,160,792.00
Washington Health Care Facilities Authority,
 Empire Health Services-Spokane, MBIA, 5.8%, 11/1/2010                                             2,239,335.00      2,239,335.00
Washington State Public Power Supply System, Nuclear
 Project No. 1, Series 1990 B, 7.25%, 7/1/2009                                                    13,987,733.00     13,987,733.00
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
 7/1/2007                                                                                          3,051,736.00      3,051,736.00
Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev,
 7/1/2007                                                                                          3,172,443.00      3,172,443.00
Washington State Public Power Supply System, Nuclear
 Project No. 2, Series 1990 A, 7.25%, 7/1/2006                                                     7,840,350.00      7,840,350.00
Washington Public Power Supply System,
 Nuclear Project #2, Series 1992A, MBIA/BIG Insured,
 Zero Coupon, 7/1/2011                                                                             2,466,996.00      2,466,996.00
Washington Public Power Supply System, Revenue
 Refunding, Nuclear Project #2, Series A, MBIA,
 5.7%, 7/1/2008                                                                                    5,297,750.00      5,297,750.00
Washington State Public Power Supply System Nuclear
 Project No. 2, Series 1994 A, 6%, 7/1/2007                                                        7,503,860.00      7,503,860.00
Washington Public Power Supply System, Revenue
 Refunding, Nuclear Project #3, Series A,
 MBIA, Zero Coupon, 7/1/2004                                                                       3,059,065.00      3,059,065.00

Washington Public Power Supply System, Revenue
 Refunding, Nuclear  Project #3, Series A, MBIA,
 Zero Coupon, 7/1/2005                                                                             3,312,622.00      3,312,622.00

Washington State Public Power Supply System,,
 Nuclear Project No. 3, Series 1989 A, Zero Coupon,
 7/1/2006                                                                                          1,053,602.00      1,053,602.00
Washington Public Power Supply System, Nuclear
 Power Project #3, Series 1989A, MBIA/BIG Insured,
 7/1/2010                                                                                          3,619,429.00      3,619,429.00
Washington State Public Power Supply System, Nuclear
 Project No. 3, Series 1989 B, Zero Coupon, 7/1/2006                                               4,241,131.00      4,241,131.00
Washington State Public Power Supply System, Nuclear
 Project No. 3, Series 1990 B, Zero Coupon, 7/1/2002                                              11,083,095.00     11,083,095.00
Washington State Public Power Supply, Series C, 5.37
 7/1/2015                                                                        5,427,149.00                        5,427,149.00
West Virginia
West Virginia State General Obligation, 11/1/2024                                1,296,300.00                        1,296,300.00
Wisconsin
Green Bay, WI, Industrial Development Revenue,
 Weyerhaeuser Company Project, Series A, 9%, 9/1/200                                               1,713,515.00      1,713,515.00
Kenosha, WI, General Obligation, Series C, MBIA,
 Zero Coupon, 6/1/2004                                                                             2,947,078.00      2,947,078.00
Kenosha, WI, General Obligation, Series B, Zero Coup
 10/15/2008                                                                      4,610,677.00                        4,610,677.00
Milwaukee, Wisconsin General Obligation , 12/1/2011                              3,384,148.00                        3,384,148.00
Wisconsin State, Series D, 5.75%, 5/1/2015                                                         8,859,649.00      8,859,649.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Medical, FSA Insured, 5.75%, 11/15/2007                                                    1,583,775.00      1,583,775.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Medical, FSA Insured, 6%, 11/15/2009                                                       4,670,294.00      4,670,294.00
Wisconsin Health & Educational Facilities Authority,
 Felician Healthcare Inc., Series B, AMBAC, 6.25%,
 1/1/2022                                                                                          5,828,403.00      5,828,403.00
Wisconsin Health & Educational Facilities Authority,
 Villa St. Francis Inc., Series C, AMBAC, 6.25%, 1/1/2022                                         10,203,765.00     10,203,765.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, MBIA, 6.4%, 6/1/2008                                              2,557,432.00      2,557,432.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, MBIA, 6.45%, 6/1/2009                                             2,745,328.00      2,745,328.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, 6.45%, 6/1/2010                                                   2,947,383.00      2,947,383.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2011                                              3,178,337.00      3,178,337.00
Wisconsin Health & Educational Facilities Authority,
 SSM Healthcare, Series 1992 AA, MBIA, 6.5%, 6/1/2012                                              3,385,830.00      3,385,830.00
Wisconsin Health & Educational Facilities Authority,
 Wheaton Franciscan Services, MBIA, 6.1%, 8/15/2008                                                4,939,575.00      4,939,575.00
Wisconsin Health & Educational Facilities Authority,
 MBIA Insured, 6.1%, 8/15/2009                                                                     2,166,080.00      2,166,080.00

Wisconsin Health and Educational Facilities Authority,
 Hospital Sisters Services Inc. - Obligated Group,
 5.375%, 6/1/2018                                                                                  4,709,328.00      4,709,328.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Medical, FSA Insured, 6%, 11/15/2008                                                       4,390,598.00      4,390,598.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Medical, FSA Insured, 5.75%, 11/15/2006                                                    2,103,220.00      2,103,220.00
Wisconsin Health & Educational Facilities Authority,
 Aurora Health Care Inc., Series 1999 A, 5.6%, 2/15/2029                        14,811,380.00      3,328,400.00     18,139,780.00
Wisconsin State Health & Educational Facilities,
 Aurora Health Care Inc., Series 1999 B, 5.625%,
 2/15/2029                                                                       5,894,805.00      2,039,725.00      7,934,530.00
Wyoming
Wyoming Community Development Authority, Revenue,
 Single Family Mortgage, Series B, 8.125%, 6/1/2021                                223,568.00                          223,568.00
Wyoming Community Development Authority, Single
 Family Mortgage Revenue, Series 1993 A, 5.85%, 6/1/2013                                           3,055,362.00      3,055,362.00
Wyoming Community Development Authority Housing,
 Revenue, Series 2, 6.35%, 6/1/2029                                              3,866,997.00                        3,866,997.00
                                                          ------------------------------------------------------------------------
Total Long-Term Municipal Bond Investments (Cost of
 $35,697,851, $2,369,883,531, $2,064,805,164, and
 $4,470,164,463 respectively)                                 36,696,451.00  2,473,755,036.00  2,213,138,466.00  4,723,589,953.00
                                                          ========================================================================
                                                          ------------------------------------------------------------------------

Total Investment Portfolio (Cost of $36,730,343,
 $2,385,821,371, $2,091,993,668, and $4,514,545,382
 respectively)                                                37,730,621.00  2,489,911,386.00  2,241,231,541.00  4,768,873,548.00
                                                          ========================================================================

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

       PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
                      AS OF NOVEMBER 30, 2000 (UNAUDITED)

                                    Scudder Managed       Kemper Ohio      Kemper Municipal       Pro Forma           Pro Forma
                                    Municipal Bonds       Tax Free Income       Bond             Adjustments          Combined
                                   ------------------   ----------------- -----------------------------------     -----------------
Investments, at value                   2,241,231,541     $ 37,730,621       $ 2,489,911,386                        $ 4,768,873,548
Cash                                          617,529         (142,273)               31,835                        $       507,091
Other assets less liabilities             (27,191,419)         131,880            39,154,187     $          - (2)   $    12,094,648
                                   ------------------   --------------    -----------------------------------     -----------------
Total Net assets                      $ 2,214,657,651     $ 37,720,228       $ 2,529,097,408     $          -       $ 4,781,475,287
                                   ==================   ==============    ===================================     =================

Net Assets

Class S Shares                        $   768,364,686                                                               $   768,364,686
Class AARP Shares                     $ 1,446,292,965                                                               $ 1,446,292,965
Class A Shares                                            $ 24,673,336       $ 2,459,913,045                        $ 2,484,586,381
Class B Shares                                            $ 10,715,941       $    61,127,564                        $    71,843,505
Class C Shares                                            $  2,330,951       $     8,056,799                        $    10,387,750
Shares Outstanding
Class S Shares                             87,690,199                                                                    87,690,199
Class AARP Shares                         165,067,246                                                                   165,067,246
Class A Shares                                               2,482,322           253,434,706       27,711,554           283,628,582
Class B Shares                                               1,078,679             6,314,141          808,493             8,201,313
Class C Shares                                                 234,615               828,763          122,438             1,185,816
Net Asset Value per Share
Class S Shares                        $          8.76                                                               $          8.76
Class AARP Shares                     $          8.76                                                               $          8.76
Class A Shares                                                    9.94                  9.71                        $          8.76
Class B Shares                                                    9.93                  9.68                        $          8.76
Class C Shares                                                    9.94                  9.72                        $          8.76

             PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS
        FOR THE TWELVE MONTH PERIOD ENDED NOVEMBER 30, 2000 (UNAUDITED)

                                               Scudder Managed    Kemper Ohio    Kemper Municipal     Pro Forma       Pro Forma
                                               Municipal Bonds  Tax Free Income        Bond          Adjustments      Combined
                                              ------------------------------------------------------------------------------------
Investment Income:
  Interest income                             $   68,758,951     2,186,707       153,537,361     $        --         $ 224,483,019
                                              ------------------------------------------------------------------------------------
            Total Investment Income               68,758,951     2,186,707       153,537,361                           224,483,019
  Expenses
     Management fees                               5,950,438       205,443        10,600,856      (1,030,003)  (3)      15,726,734
     12B-1 Fees                                            -       188,050         5,375,276                             5,563,326
     Trustees Fees                                    70,563         5,461            61,902               -   (4)         137,926
     All other expenses                            1,562,843       122,751         2,596,679         145,701   (5)       4,427,974
                                              ------------------------------------------------------------------------------------
  Total expenses before reductions                 7,583,844       521,705        18,634,713        (884,302)           25,855,960
  Expense reductions                                       -             -                 -        (126,258)  (6)        (126,258)
                                              ------------------------------------------------------------------------------------
  Expenses, net                                    7,583,844       521,705        18,634,713      (1,010,560)           25,729,702
                                              ------------------------------------------------------------------------------------
Net investment income (loss)                      61,175,107     1,665,002       134,902,648       1,010,560           198,753,317
                                              ------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss)
  on Investments:

  Net realized gain (loss) from investments        4,593,843      (107,027)      (26,752,235)             --           (22,265,419)

  Net increase in unrealized appreciation
     of investments during the period            113,421,883       489,786        79,579,577              --           193,491,246
                                              ------------------------------------------------------------------------------------
Net increase in net assets from operations    $  179,190,833  $  2,047,761     $ 187,729,990     $ 1,010,560         $ 369,979,144
                                              ====================================================================================


               Notes to Pro Forma Combining Financial Statements
                                  (Unaudited)
                               November 30, 2000

1. These financial statements set forth the unaudited pro forma condensed Statement of Assets and Liabilities as of November 30, 2000, and the unaudited pro forma condensed Statement of Operations for the twelve month period ended November 30, 2000 for Scudder Managed Municipal Bonds, Kemper Ohio Tax Free Income Fund, and Kemper Municipal Bond Fund as adjusted giving effect to the Reorganization as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

2. Represents one-time proxy, legal, accounting and other costs of the Reorganization of $xxxxxx, $xxxxx and $xxxxxx to be borne by Scudder Managed Municipal Bonds, Kemper Ohio Tax Free Income Fund and Kemper Municipal Bond Fund, respectively.

3. Represents reduction in management fees resulting from a new management agreement.

4.  Reduction in trustee fees resulting from the Reorganization.

5. Represents increase in other expenses resulting from the utilization of Scudder Managed Municipal Bonds administrative agreement for the entire year.

6. Reflects implementation of fee waivers in connection with administrative agreement.

                           PART C.  OTHER INFORMATION

Item 15.       Indemnification.
--------       ----------------

               A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries, including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

               Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust (Exhibits (1)(a)(1) (a)(7) hereto, which are incorporated herein by reference) provides as follows:

               Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the asset of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this
          Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

               Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office .

               Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                         (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                         (b) No indemnification shall be provided hereunder to a Trustee or officer:

                         (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                         (iii)  in the event of a settlement or other
     disposition not involving a final adjudication as provided in paragraph
     (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                (A)  by the court or other body approving the
     settlement or other disposition; or

                                (B)  based upon a review of readily available
     facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or
     (y) written opinion of independent legal counsel.

                         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

Item 16.    Exhibits.
--------    ---------

            (1)          (a)(1)  Amended and Restated Declaration of Trust,
                                 dated December 8, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").

                         (a)(2) Amendment to Amended and Restated Declaration of Trust, dated December 11, 1990, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                         (a)(3) Instrument Establishing and Designating an Additional Series of Shares, dated October 29, 1986, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                         (a)(4) Establishment and Designation of Series, dated November 6, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                         (a)(5) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder High Yield Tax Free Fund (Class A Shares, Class B Shares, Class C Shares and Class S Shares), dated February 8, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                         (a)(6) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP with respect to Scudder Managed Municipal Bonds, dated April 11, 2000, is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.

                         (a)(7) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class A Shares, Class B Shares, Class C Shares, Class S Shares and Class AARP Shares with respect to Scudder High Yield Tax Free Fund, dated April 11, 2000, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                    (2)  (b)(1)  By-laws of the Registrant, dated September 24,
                                 1976, as amended through December 31, 1979, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                         (b)(2) Amendment to the By-laws of the Registrant as amended through December 8, 1987 is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                         (b)(3) Amendment to the By-laws of Registrant, dated August 13, 1991, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                         (b)(4) Amendment to the By-laws of Registrant, dated December 10, 1991, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                         (b)(5) Amendment to the By-laws of Registrant, dated February 7, 2000, is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.

                    (3)          Inapplicable.

                    (4) Form of Agreement and Plan of Reorganization is filed herein as Exhibit A to Part A.

               (5)              Inapplicable.

               (6)  (d)(1)      Investment Management Agreement between the
                                Registrant (on behalf of Scudder Managed
                                Municipal Bonds) and Scudder Kemper Investments,
                                Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                    (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder High Yield Tax Free Fund) and Scudder Kemper Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement.

                    (d)(3) Investment Management Agreement between the Registrant (on behalf of Scudder Managed Municipal Bonds) and Scudder Kemper Investments, Inc., dated July 31, 2000, is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.

               (7)  (e)(1)      Underwriting Agreement between the Registrant
                                and Scudder Investor Services, Inc., dated
                                September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 36 to the
                                Registration Statement.

                    (e)(2) Underwriting Agreement between the Registrant and Kemper Distributors, Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                    (e)(3) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., dated May 8, 2000, is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.

               (8)              Inapplicable.

               (9)  (g)(1)      Custodian Contract between the Registrant and
                                State Street Bank and Trust Company, dated March
                                17, 1980, is incorporated by reference to Post-
                                Effective Amendment No. 33 to the Registration
                                Statement.

                    (g)(2) Fee schedule for Exhibit (9)(g)(1) is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (g)(3) Amendment No. 1 to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated March 17, 1980, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (g)(4) Amendment to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated August 9, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (g)(5) Amendment to the Custodian Contract between the Registrant and State Street Bank and Trust Company, dated December 11, 1990, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (g)(6) Subcustodian Agreement and Fee Schedule between State Street Bank and Trust Company and The Bank of New York, London office, dated December 31, 1978, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (g)(7) Subcustodian Agreement between Irving Trust Company and State Street Bank, dated November 30, 1987, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (g)(8) Subcustodian Agreement between State Street Bank and Trust Company and Morgan Guaranty Trust Company of New York, dated November 25, 1985, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (g)(9) Subcustodian Agreement between Chemical Bank and State Street Bank and Trust Company, dated May 31, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (g)(10) Subcustodian Agreement between Security Pacific National Bank and Trust Company (New York) and State Street Bank and Trust Company, dated February 18, 1988, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

                    (g)(11) Subcustodian Agreement between Bankers Trust Company and State Street Bank and Trust Company, dated August 15, 1989, is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.

               (10) (m)(1)      Rule 12b-1 Plan for Class B and Class C Shares
                                of Scudder High Yield Tax Free Fund, dated May
                                1, 2000, is incorporated by reference to Post-
                                Effective Amendment No. 41 to the Registration
                                Statement.

                    (m)(2) Mutual Funds Multi-Distribution System Plan Pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                    (m)(3) Plan with respect to Scudder Managed Municipal Bonds pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.

                    (m)(4) Amended and Restated Plan with respect to Scudder Municipal Bonds pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.

                     (m)(5) Plan with respect to Scudder High Yield Tax Free Fund pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.

                     (m)(6) Scudder Funds Amended and Restated Multi-Distribution System Plan is filed herewith.

               (11)             Opinion and Consent of Dechert is filed
                                herewith.

               (12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

               (13)  (h)(1)     Transfer Agency, Service Agreement and Fee
                                Schedule between the Registrant and Scudder
                                Service Corporation, dated October 2, 1989, is incorporated by reference to Post-Effective
                                Amendment No. 33 to the Registration Statement.

                     (h)(2) Revised Fee Schedule, dated October 1, 1996, for Exhibit (13)(h)(1) is incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement.

                     (h)(3) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder High Yield Tax Free Fund) and Scudder Fund Accounting Corporation, dated January 23, 1995, is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.

                     (h)(4) Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Managed Municipal Bonds) and Scudder Fund Accounting Corporation, dated February 9, 1995, is incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement.

                     (h)(5) Administrative Services Agreement between Scudder High Yield Tax Free Fund and Kemper Distributors, Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                     (h)(6) Agency Agreement between the Registrant (on behalf of Scudder High Yield Tax Free Fund) and Kemper Service Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                     (h)(7) Fund Accounting Agreement between Scudder High Yield Tax Free Fund and Scudder Fund Accounting Corporation, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                     (h)(8) Administration Agreement between the Registrant on behalf of Scudder Municipal Trust and Scudder Kemper Investments, Inc., dated July 31, 2000, is incorporated by reference by Post-Effective amendment No. 45 in the Registration Statement.

      (14)                           Consents of Independent Accountants are
                                     filed herewith.

      (15)                           Inapplicable.

      (16)                           Powers of Attorney are filed herewith.

      (17)                           Form of Proxy is filed herewith.


Item 17.  Undertakings.
--------  -------------

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act") [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned Registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Municipal Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 5/th/ day of January, 2001.


                              SCUDDER MUNICIPAL TRUST


                              By: /s/ Linda C. Coughlin
                                  ------------------------
                              Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURE                         TITLE                      DATE
         ---------                         -----                      ----

/s/ Linda C. Coughlin              President and Trustee         January 5, 2001
---------------------------
Linda C. Coughlin


/s/ Henry P. Becton, Jr.  *               Trustee                January 5, 2001
---------------------------
Henry P. Becton, Jr.


/s/ Dawn-Marie Driscoll   *               Trustee                January 5, 2001
---------------------------
Dawn-Marie Driscoll


/s/ Edgar R. Fiedler      *               Trustee                January 5, 2001
---------------------------
Edgar R. Fiedler


/s/ Keith R. Fox          *               Trustee                January 5, 2001
---------------------------
Keith R. Fox


/s/ Joan E. Spero         *               Trustee                January 5, 2001
---------------------------
Joan E. Spero


/s/ Jean Gleason Stromberg*               Trustee                January 5, 2001
---------------------------
Jean Gleason Stromberg


/s/ Jean C. Tempel        *               Trustee                January 5, 2001
---------------------------
Jean C. Tempel


/s/ Steven Zaleznick      *               Trustee                January 5, 2001
---------------------------
Steven Zaleznick


/s/ John R. Hebble             Treasurer (Principal Financial    January 5, 2001
---------------------------
John R. Hebble                    and Accounting Officer)


  *By: /s/ Joseph R. Fleming                         January 5, 2001
       ---------------------
  Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney filed herein as an exhibit to the Registrant's Registration Statement on Form N-14.

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   EXHIBITS

                                      TO

                                   FORM N-14

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                            SCUDDER MUNICIPAL TRUST

                            SCUDDER MUNICIPAL TRUST

                                 EXHIBIT INDEX


Exhibit 10     Scudder Funds Amended and Restated Multi-Distribution System Plan

Exhibit 11     Opinion and Consent of Dechert

Exhibit 14     Consents of Independent Accountants

Exhibit 16     Powers of Attorney

Exhibit 17     Form of Proxy